As filed with the Securities and Exchange Commission on April 29, 2010

Registration No. 333-146323

811-06564

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 6

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47

SEPARATE ACCOUNT VA CC

(Name of Registrant)

MONUMENTAL LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8330

Darin D. Smith, Esq.

Monumental Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Michael Berenson, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, N.W.

Washington, DC 20004

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

___  immediately upon filing pursuant to paragraph (b) of Rule 485

_X_  on May 1, 2010 pursuant to paragraph (b) of Rule 485

___  60 days after filing pursuant to paragraph (a)(1) of Rule 485

___  on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

___  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE ADVISOR’S EDGE®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2010

The Advisor’s Edge® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Investment Advisers, LLC.

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors, LP

VA Global Bond Portfolio

VA International Small Portfolio

VA International Value Portfolio

VA Short-Term Fixed Portfolio

VA U.S. Large Value Portfolio

VA U.S. Targeted Value Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Diversified Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP

Vanguard Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

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Contents

4	Summary

9	Fee Table

10	Example

11	The Annuity Policy

12	Purchase

14	Investment Choices

21	Performance

21	Expenses

24	Access to Your Money

25	Annuity Payments

29	Death Benefit

30	Taxes

35	Additional Features

43	Other Information

47	Table of Contents of Statement of Additional Information

48	Appendix A (Condensed Financial Information)

79	Appendix B: Policy Form Number NA103

84	Appendix C: Policy Form Number AV515 101 130 600

91	Appendix D. Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge® Variable Annuity

Advisor’s Edge® is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose, and the interest rate we credit to the fixed account. (That interest rate will not be less than the guaranteed minimum effective annual interest rate shown on your Policy.) Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. We reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant for issue ages 0 – 80. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VA CC (the “Separate Account”) or the fixed account, according to your allocation instructions. The Separate Account contains a number of Subaccounts that invest exclusively in shares of corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

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4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

Note: The following section on expenses and the Policy Fee Table and Example apply only to Policies issued after the date of this prospectus. See “Appendix B” and “Appendix C” for information about prior versions of the Policy.

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, however, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.60% or 0.55% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. In no event will the Service Charge exceed 2% of the Policy Value on the Policy Anniversary or at the time of surrender. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

If you elect the Initial Payment Guarantee when you annuitize, then there is an additional fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize or elect the Initial Payment Guarantee.

If you select the Life with Emergency Cash® annuity payment option, then a surrender charge applies for the first four years after the Annuity Commencement Date. We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time that you annuitize under this option.

If you elect the Architect rider, then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary, depending on which rider options you select. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.5%, depending on the state.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, you may take all cumulative earnings of the fixed account under the Policy free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of cumulative earnings of the fixed account will be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

Full withdrawals (i.e., surrenders) of the Policy are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a

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number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available (for an extra fee) under the Policy, and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the annuitant dies before the Income Phase begins, then a death benefit will become payable. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following death benefits options:

•	Policy Value;

•	Return of Premium;

•	Annual Step-Up to age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the Accumulation Phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the Income Phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the Income Phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an

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extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period

You may return your Policy for a refund, but only if you return it in good order and within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. However, if state law requires, then we will refund your original Premium Payment(s). A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, then you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a Policy Owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information.”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information or want to make a transaction, please contact us at:

Monumental Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 866-6007

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access

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information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)

Base Separate Account Expenses:
Mortality and Expense Risk Fee(3)		0.40%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		0.55%
Optional Separate Account Annual Expenses:
Return of Premium Death Benefit(4)		0.05%
Annual Step-Up to age 81 Death Benefit(5)		0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expense(6)		0.75%

Optional Rider Fees

Architect Guaranteed Lifetime Withdrawal Benefit(7)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000 or (2) the Policy Value equals or exceeds $50,000.

(2)

If you elect the Initial Payment Guarantee at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(3)	The mortality and expense fee shown (0.40%) is for the Policy Value Death Benefit.
(4)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the base mortality and expense risk and administrative fees.
(5)	The fee for the Annual Step-Up to Age 81 Death Benefit (0.20%) is in addition to the base mortality and expense risk and administrative fees.
(6)	This reflects the base separate account expenses plus the fee for the Annual Step-Up to Age 81 Death Benefit, but does not include any annual optional rider fees.
(7)

The annual rider fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments. See Section 10, “Additional Features – Architect Guaranteed Lifetime Withdrawal Benefit.

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The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.90%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2009 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses. The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2009, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Annual Step-Up to Age 81 Death Benefit Option (0.75%)	$469	$1411	$2359	$4756
Return of Premium Death Benefit Option (0.60%)	$454	$1369	$2292	$4639
Policy Value Death Benefit Option (0.55%)	$449	$1355	$2270	$4599

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

[THIS SPACE INTENTIONALLY LEFT BLANK]

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1.	THE ANNUITY POLICY

The Advisor’s Edge® variable annuity is a flexible-premium multi-funded variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge® variable annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (For Policies issued before the date of this prospectus – Owners of Policy Number NA103 should also refer to Appendix B; and owners of Policy Number AV515 101 130 600 should refer to Appendix C, for further information about specific policy features.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account)

•

Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax and Excess Interest Adjustment. (See ACCESS TO YOUR MONEY—Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Monumental’s Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are

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accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor’s Edge® variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If Monumental cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy.

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000.

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Monumental Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received (in good order) before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•

For issue ages 0 – 80, we reserve the right to reject cumulative Premium Payments over $1,000,000 (if riders are attached) and $2,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for

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policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative Premium Payments over $500,000 (if riders are attached) and $1,000,000 (if riders are not attached) (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate.

•	Your Initial Net Premium Payment will be invested on the Policy Date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus –

•	any additional Net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus –

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any rider charges, if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day (generally 4:00 p.m. Eastern time) and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your

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ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge® variable annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Investment Advisers, LLC(1)

Columbia Small Company Growth Fund, Variable Series(2)(3)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio(2)(3) (4)

Credit Suisse U.S. Equity Flex I Portfolio(2)(3)

DFA Investment Dimensions Group Inc.

Advised by Dimensional Fund Advisors LP

VA Global Bond Portfolio(2)(3)

VA International Small Portfolio(2)(3)

VA International Value Portfolio(2)(3)

VA Short-Term Fixed Portfolio(2)(3)

VA U.S. Large Value Portfolio(2)(3)

VA U.S. Targeted Value Portfolio(2)(3)

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II(5)

Federated Capital Income Fund II(2)(3)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(2)(3)

Federated High Income Bond Fund II(2)(3)

Federated Prime Money Fund II(2)(3) (6)

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund(2)(3) (7)

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP(2)

Transamerica Asset Allocation – Growth VP(2)

Transamerica Asset Allocation – Moderate VP(2)

Transamerica Asset Allocation – Moderate Growth VP(2)

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(2) (8)

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP(2)(3)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(2)(3)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(2)

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Transamerica Series Trust – Initial Class Continued…

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP(2)(3) (9)

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP(2)

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP(2)(3)(10)

Transamerica Diversified Equity VP(2)(3)( 1 1 )

Transamerica Growth Opportunities VP(2)

Transamerica Small/Mid Cap Value VP(2)(3)

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP(1 2)

Subadvised by Wellington Management Company, LLP(13)

Transamerica WMC Diversified Growth VP(2)(3)(1 3 )

Vanguard Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio(2)

Total Bond Market Index Portfolio(2)

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio(2)

Mid-Cap Index Portfolio(2)

REIT Index Portfolio(2)

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International(2)(3)

Wanger USA(2)(3)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund(2)(3) (1 4 )

(1)	Formerly subadvised by Columbia Management Advisors, LLC.
(2)	Owners of Policy Number AV515 101 130 600 may invest in these funds.
(3)	Owners of Policy Number NA103 may only invest in these funds.
(4)

On or about December 11, 2009, Credit Suisse International Equity Flex I merged into Credit Suisse International Equity Flex III Portfolio. Due to the merger, Credit Suisse International Equity Flex III Portfolio will be added to the product.

(5)

Effective on or about March 12, 2010, Federated Clover Value Fund II merged into Federated Capital Appreciation Fund II. Due to the merger, Federated Capital Appreciation Fund II will be added to this product.

(6)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(7)	Formerly known as Gartmore NVIT Developing Markets Fund.
(8)

Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP. Due to the merger, Transamerica BlackRock Large Cap Value VP will be added to the product.

(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Effective on or about May 1, 2010, Transamerica Value Balanced VP will merge into Transamerica Balanced VP. Due to this merger, Transamerica Balanced VP will be added to this product.
( [1] 1 )

Effective on or about May 1, 2010, Transamerica Science & Technology VP will merge into Transamerica Templeton Global VP. On the same day, Transamerica Templeton Global VP will be renamed Transamerica Diversified Equity VP.

(1 2 )	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(1 3 )	Formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.
(1 4 )	Formerly known as WFAVT Small/Mid Cap Value Fund.

The following Subaccounts were closed to new investments as of May 1, 2006.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Transamerica Series Trust – Initial Class

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Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Focus VP(1)(2)

(1)	Effective on or about November 20, 2009, formerly subadvised by ClearBridge Advisors LLC.
(2)	Effective on or about November 20, 2009, formerly known as Transamerica Legg Mason Partners All Cap VP.

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental, and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note: Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of a requested allocation amount being credited to the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute

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shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your Cash Value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the Policy is issued.

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If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make transfers of money among the Subaccounts and the Fixed Account, subject to limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days before the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the dollar cost averaging program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

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We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

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•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by

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transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; or (2) your Policy Value equals or exceeds $50,000.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Policy Value Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.40%. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.45%. For the Annual Step-Up to age 81 Death Benefit Option, the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways.

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First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges collected for administrative expenses, which are based on rated that are guaranteed not to increase above rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, then there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date. The following schedule shows the current surrender charge:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;

•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

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Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

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Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular Portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others. The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
DFA Investment Dimensions Group Inc.	0.00%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.00%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trust	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)

Payments are based on a percentage of the average assets of each Portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on Subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

(2)

Because Transamerica Series Trust (“TST”) is managed by our affiliate Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund Portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $291,133.45 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

(3)	Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our

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role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option; and

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable Premium Taxes, annual service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of your cumulative interest earnings in that option are subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to your cumulative earnings each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free amount.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free amount available;

•	nursing care and terminal condition withdrawals

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements for Qualified Policies; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

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Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt in good order (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the month following the

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month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments, then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2 and 4. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis, however, if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose which may be from 10 to 20 years. The specified period may not exceed your life expectancy. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	Period Certain—We will make level payments for the longer of the annuitant’s lifetime or a period you choose, which may be from 10 to 20 years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule) You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a

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death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the annuitant reaches the IRS age limitation. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	No Period Certain. Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

Note: If your Policy is a Qualified Policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

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•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Money that you apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (i.e., the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

•	At the time Monumental calculates your Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

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•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the Accumulation Phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or a lump sum payment.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit to the beneficiary IF:

•	you (owner) are both the annuitant and sole owner of the Policy; and

•	you die before the Annuity Commencement Date.

We will pay a death benefit to you (owner) IF:

•	you (owner) are not the annuitant; and

•	the annuitant dies before the Annuity Commencement Date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you (owner) are not the annuitant; and

•	you die before the Annuity Commencement Date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the Policy within five years of your death for the Adjusted Policy Value minus any applicable rider fees.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the annuity payment option selected.

IF:

•	you (owner) are not the annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the

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Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you (owner) are receiving annuity payments under the Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If any owner dies during the Accumulation Phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•

Cash Value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the Guaranteed Minimum Death Benefit options (listed below) for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the total Premium Payments;

•	less any adjusted partial withdrawals (discussed below) as of the date of death.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 0.45%.

B.	Annual Step-Up To Age 81 Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial withdrawals since that date.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the Policy Date. There is an extra charge for this death benefit of 0.20% annually, for a total mortality and expense risk fee of 0.60%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial surrender.

9.	TAXES

Introduction

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The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return

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of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (vii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a

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corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code.))

Transfers of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments Of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax advisor about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

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Federal Defense of Marriage Act

The right of a spouse to continue the Policy, and all Policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Policy will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax advisor. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1 /2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

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Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy. We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the Accumulation Phase) to receive regular payments from your Policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your Premium Payments (reduced by prior withdrawals in that Policy Year); or

(2)	is any gains in the Policy.

For amounts greater than 10% of your Premium Payments you must receive prior company approval.

Any payment from a Guaranteed Period Option in excess of the cumulative interest credited at the time of the payment may be subject to an Excess Interest Adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate. Also keep in mind that partial withdrawals under the systematic payout option, like all partial withdrawals, may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the Initial Payment Guarantee, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

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Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee. It is deducted in the same manner as the Separate Account charge and it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the AIR, and decrease if actual performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable):

•	must have been employed full time for at least two years prior to becoming unemployed; and

•	must have been employed full time on the Policy Date; and

•	must have been unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may not be available in all states. See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social

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Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Telephone requests must be received while the New York Stock Exchange is open for regular business to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders. We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or telephone lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time. Rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

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•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional

•	premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the

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policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth

39

above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
≥ 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will

40

not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value to one or more of the following designated investment choices:

Non-Equity:

DFA – VA Global Bond Portfolio

DFA – VA Short-Term Fixed Portfolio

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard Short-Term Investment-Grade Portfolio

Non-Equity Continued:

Vanguard Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

DFA – VA International Small Portfolio

DFA – VA International Value Portfolio

DFA – VA U.S. Large Value Portfolio

DFA – VA U.S. Targeted Value Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard Equity Index Portfolio

Vanguard International Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the

41

eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in “designated investment choices” in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of such systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

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•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually before annuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

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Monumental is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

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Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies.

Compensation to Investment Advisers and Broker-Dealers Selling the Policies. The Policies are offered to investors through investment advisers (“advisers”) that are registered as investment advisers under state and federal securities laws and may charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates is/are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We do not pay commissions to the advisers or the selling firms.

A limited number of representatives of Transamerica Financial Advisors, Inc. (“TFA”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support to the advisers and selling firms. To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules of the Financial Industry Regulatory Authority, we and/or TFA or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or reimbursement to some, but not all, advisory and selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may share the costs of client appreciation events with advisory or selling firms, reimburse such firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA Rules, we and/or our affiliates may provide certain advisors and selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale of the Policies. These special compensation arrangements are not offered to all advisory and selling firms and the terms of such arrangements may differ between firms.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms. Our parent company provides paid-in capital to TCI

45

and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of TFA are underwritten by our affiliates. Wholesaling representatives and their managers at TFA who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

No specific charge is assessed directly to Policy Owners or the separate account to cover incentives or any additional payments described above. We intend to recoup our sales expenses and incentives we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

You may return your Policy for a refund, but only if you return it within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the Right to Cancel Period. However, if state law requires, then we will refund your original Premium Payment(s). We will pay the refund within seven days after we receive, in good order and within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned Policy. The Policy will then be deemed void.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; the Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, Monumental will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax advisor concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received

46

with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the underlying fund.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

TABLE OF CONTENTS FOR THE ADVISOR’S EDGE® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Performance Information

Performance Comparisons

Safekeeping of Account Assets

Certain Federal Income Tax Consequences

Taxation of Monumental

State Regulation of Monumental

Records and Reports

Distribution of the Policies

Administrative Services Contract

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

47

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2009	$0.824965	$0.956826	42,838.621
Subaccount Inception Date May 1, 2008	2008	1.000000	$0.824965	0.000

Transamerica Index 75 VP – Initial Class	2009	$0.728318	$0.895838	0.000
Subaccount Inception Date May 1, 2008	2008	1.000000	$0.728318	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.018565	$1.268516	387,580.032
Subaccount Inception Date May 1, 2002	2008	$1.299417	$1.018565	964,929.958
	2007	$1.228196	$1.299417	767,543.052
	2006	$1.260418	$1.228196	212,157.370
	2005	$1.078659	$1.260418	129,069.005
	2004	$1.000	$1.078659	4,104.603

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.923906	$1.192845	1,080,335.720
Subaccount Inception Date May 1, 2002	2008	$1.538963	$0.923906	1,166,726.389
	2007	$1.436100	$1.538963	771,284.336
	2006	$1.248926	$1.436100	700,412.105
	2005	$1.118828	$1.248926	119,059.197
	2004	$1.000	$1.118828	114,238.364

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.022695	$1.285632	586,809.512
Subaccount Inception Date May 1, 2002	2008	$1.388981	$1.022695	393,145.172
	2007	$1.293739	$1.388981	313,286.324
	2006	$1.166896	$1.293739	133,521.853
	2005	$1.092010	$1.166896	66,486.533
	2004	$1.000	$1.092010	0.000

Transamerica Asset Allocation Moderate Growth VP – Initial Class	2009	$0.987354	$1.258454	847,103.246
Subaccount Inception Date May 1, 2002	2008	$1.476567	$0.987354	1,072,576.476
	2007	$1.377156	$1.476567	464,639.928
	2006	$1.216429	$1.377156	903,987.927
	2005	$1.112818	$1.216429	581,103.580
	2004	$1.000	$1.112818	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(1)
Subaccount Inception Date November 19, 2009	2009	$0.984675	$1.003382	237,340.135

Transamerica Capital Guardian Value VP – Initial Class(1)	2008	$1.320227	$0.794135	313,658.346
Subaccount Inception Date May 1, 2004	2007	$1.416542	$1.320227	381,026.393
	2006	$1.222622	$1.416542	286,064.508
	2005	$1.141348	$1.222622	346,866.951
	2004	$1.000	$1.141348	284832.704

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.156909	$1.535077	445,380.460
Subaccount Inception Date May 3, 1999	2008	$2.018884	$1.156909	628,155.628
	2007	$2.175950	$2.018884	513,184.297
	2006	$1.537803	$2.175950	252,119.533
	2005	$1.362646	$1.537803	154,572.954
	2004	$1.000	$1.362646	161,625.168

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.838923	$1.081213	401,044.126
Subaccount Inception Date October 13, 1997	2008	$1.346440	$0.838923	256,453.245
	2007	$1.295117	$1.346440	331,287.149
	2006	$1.129319	$1.295117	93,601.166
	2005	$1.097549	$1.129319	69,603.889
	2004	$1.000	$1.097549	40,111.820

48

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Initial Class(2)	2009	$0.831861	$1.058220	0.000
Subaccount Inception Date June 18, 2001	2008	$1.314449	$0.831861	0.000
	2007	$1.308160	$1.314449	0.000
	2006	$1.109463	$1.308160	0.000
	2005	$1.071846	$1.109463	0.000
	2004	$1.000	$1.071846	0.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.077700	$1.422107	411,216.796
Subaccount Inception Date May 1, 2002	2008	$1.674640	$1.077700	441,777.737
	2007	$1.542705	$1.674640	379,399.884
	2006	$1.260418	$1.542705	258,477.899
	2005	$1.122870	$1.260418	129,069.005
	2004	$1.000	$1.122870	36,078.514

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.149262	$1.326254	9,124,055.609
Subaccount Inception Date May 1, 2002	2008	$1.188790	$1.149262	6,203,011.050
	2007	$1.097177	$1.188790	5,077,216.956
	2006	$1.058625	$1.097177	3,164,946.110
	2005	$1.040208	$1.058625	1,721,066.694
	2004	$1.000	$1.040208	561,646.080

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.659690	$0.910011	838,118.409
Subaccount Inception Date May 1, 2006	2008	$1.040547	$0.659690	715,910.224
	2007	$0.954575	$1.040547	262,101.974
	2006	$1.000	$0.954575	44,719.318

Transamerica Efficient Markets VP – Initial Class	2009	$1.038204	$1.219947	302,224.347
Subaccount Inception Date November 10, 2008	2008	1.000000	$1.038204	0.000

Transamerica Small Mid-Cap Value – Initial Class	2009	$.590776	$0.841446	668,041.369
Subaccount Inception Date October 13, 1997	2008	1.000000	$0.590776	140,012.394

Transamerica Diversified Equity VP – Initial Class(3)	2009	$0.884795	$1.129166	295,680.062
Subaccount Inception Date July 1, 2002	2008	$1.579485	$0.884795	58,142.422
	2007	$1.378121	$1.579485	58,543.932
	2006	$1.166496	$1.378121	58,948.384
	2005	$1.091382	$1.166496	33,111.745
	2004	$1.000	$1.091382	0.000

Transamerica WMC Diversified Growth VP – Initial Class(4)	2009	$0.870411	$1.118382	1,109,145.835
Subaccount Inception Date June 18, 2001	2008	$1.620935	$0.870411	1,512,671.608
	2007	$1.401632	$1.620935	1,201,079.421
	2006	$1.296355	$1.401632	1,342,656.752
	2005	$1.118505	$1.296355	729,190.869
	2004	$1.000	$1.118505	210,858.102

Transamerica Growth Opportunities VP – Initial Class	2009	$0.932221	$1.268861	113,011.493
Subaccount Inception Date June 18, 2001	2008	$1.586218	$0.932221	90,329.945
	2007	$1.295836	$1.586218	68,324.891
	2006	$1.239692	$1.295836	40,884.179
	2005	$1.072453	$1.239692	16,959.235
	2004	$1.000	$1.072453	4,043.313

Transamerica Science and Technology VP – Initial Class(3)	2009	$0.742876	$1.165601	0.000
Subaccount Inception Date July 1, 2002	2008	$1.453071	$0.742876	0.000
	2007	$1.100615	$1.453071	0.000
	2006	$1.095638	$1.100615	0.000
	2005	$1.079402	$1.095638	0.000
	2004	$1.000	$1.079402	0.000

Transamerica Value Balanced VP – Initial Class(5)	2009	$0.971516	$1.192471	76,819.751
Subaccount Inception Date May 1, 2002	2008	$1.406358	$0.971516	269,381.573
	2007	$1.325130	$1.406358	163,383.861
	2006	$1.155920	$1.325130	80,931.038
	2005	$1.090382	$1.155920	64,044.912
	2004	$1.000	$1.090382	0.000

Transamerica Morgan Stanley Active International Allocation VP	2009	$1.116224	$1.397456	522,136.676
– Initial Class(6)	2008	$1.834932	$1.116224	727,021.303
Subaccount Inception Date October 13, 1997	2007	$1.596045	$1.834932	702,492.581
	2006	$1.299360	$1.596045	448,649.730
	2005	$1.148143	$1.299360	127,803.009
	2004	$1.000	$1.148143	8,830.040

49

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(7)	2009	$0.820308	$1.309877	56,992.963
Subaccount Inception Date June 18, 2001	2008	$1.535703	$0.820308	88,620.353
	2007	$1.260225	$1.535703	149,848.957
	2006	$1.152927	$1.260225	18,455.707
	2005	$1.077895	$1.152927	25,335.923
	2004	$1.000	$1.077895	2,180.440

AllianceBernstein Global Thematic Growth Portfolio – Class B	2009	$0.765291	$1.165560	0.000
Subaccount Inception Date June 18, 2001	2008	$1.464765	$0.765291	0.000
	2007	$1.228466	$1.464765	0.000
	2006	$1.139690	$1.228466	0.000
	2005	$1.105608	$1.139690	0.000
	2004	$1.000	$1.105608	0.000

AllianceBernstein Growth Portfolio – Class B	2009	$0.756153	$0.999187	0.000
Subaccount Inception Date June 18, 2001	2008	$1.324518	$0.756153	2,639.758
	2007	$1.182149	$1.324518	2,644.553
	2006	$1.203577	$1.182149	2,648.935
	2005	$1.084054	$1.203577	2,517.732
	2004	$1.000	$1.084054	0.000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.833296	$1.136230	0.000
Subaccount Inception Date June 18, 2001	2008	$1.392334	$0.833296	0.000
	2007	$1.232274	$1.392334	0.000
	2006	$1.247020	$1.232274	0.000
	2005	$1.091803	$1.247020	0.000
	2004	$1.000	$1.091803	65,072.971

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$0.815936	$1.019669	1,507,463.629
Subaccount Inception Date March 31, 1997	2008	$1.386478	$0.815936	1,502,775.924
	2007	$1.228771	$1.386478	1,182,081.281
	2006	$1.099205	$1.228771	681,678.979
	2005	$1.076070	$1.099205	193,994.486
	2004	$1.000000	$1.076070	7,878.795

Credit Suisse International Equity Flex III Portfolio(8)	2009	$1.000000	$1.010027	564,134.987
Subaccount Inception Date December 10, 2009

Credit Suisse International Equity Flex I Portfolio(8)	2008	$1.831302	$1.073911	816,319.345
Subaccount Inception Date March 31, 1997	2007	$1.579328	$1.831302	662,359.317
	2006	$1.338342	$1.579328	289,273.723
	2005	$1.145856	$1.338342	83,259.549
	2004	$1.000	$1.145856	0.000

Credit Suisse U.S. Equity Flex I Portfolio	2009	$0.691093	$0.856840	1,431,663.821
Subaccount Inception Date March 31, 1997	2008	$1.062526	$0.691093	1,508,177.530
	2007	$1.077381	$1.062526	1,136,968.311
	2006	$1.033993	$1.077381	734,179.746
	2005	$1.068290	$1.033993	166,867.105
	2004	$1.000	$1.068290	8,224.089

DFA – VA Global Bond Portfolio	2009	$1.166786	$1.216257	24,320,066.182
Subaccount Inception Date January 18,1995	2008	$1.123164	$1.166786	23,645,911.860
	2007	$1.071359	$1.123164	24,702,782.312
	2006	$1.038489	$1.071359	17,043,022.035
	2005	$1.026981	$1.038489	10,115,002.707
	2004	$1.000	$1.026981	1,609,345.206

DFA – VA International Small Portfolio	2009	$1.072963	$1.492516	11,175,721.849
Subaccount Inception Date October 6, 1995	2008	$1.888752	$1.072963	12,705,195.375
	2007	$1.781597	$1.888752	9,642,915.761
	2006	$1.435123	$1.781597	7,277,921.656
	2005	$1.184747	$1.435123	3,701,880.900
	2004	$1.000	$1.184747	1,079,399.615

DFA – VA International Value Portfolio	2009	$1.107430	$1.519222	13,511,942.647
Subaccount Inception Date October 3, 1995	2008	$2.054780	$1.107430	16,171,057.692
	2007	$1.865555	$2.054780	13,536,723.446
	2006	$1.394929	$1.865555	10,118,581.452
	2005	$1.204565	$1.394929	4,527,535.821
	2004	$1.000	$1.204565	1,098,010.563

50

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
DFA – VA U.S. Large Value Portfolio	2009	$0.856492	$1.106748	27,252,507.929
Subaccount Inception Date January 18,1995	2008	$1.432980	$0.856492	28,954,217.965
	2007	$1.484593	$1.432980	23,325,121.638
	2006	$1.245911	$1.484593	17,079,139.960
	2005	$1.142164	$1.245911	7,959,434.213
	2004	$1.000	$1.142164	1,623,268.250

DFA – VA Short-Term Fixed Portfolio	2009	$1.143824	$1.158826	23,197,727.674
Subaccount Inception Date October 9, 1995	2008	$1.106381	$1.143824	22,153,547.907
	2007	$1.059756	$1.106381	18,693,052.664
	2006	$1.018433	$1.059756	11,502,798.007
	2005	$1.002169	$1.018433	4,844,887.820
	2004	$1.000	$1.002169	1,690,345.121

DFA – VA U.S. Targeted Value Portfolio	2009	$0.803667	$1.012026	20,645,977.616
Subaccount Inception Date October 6, 1995	2008	$1.281459	$0.803667	22,104,503.761
	2007	$1.497585	$1.281459	17,571,178.740
	2006	$1.244835	$1.497585	11,778,721.252
	2005	$1.181284	$1.244835	6,557,739.077
	2004	$1.000	$1.181284	1,481,443.695

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2009	$0.815983	$1.082890	71,417.199
Subaccount Inception Date June 18, 2001	2008	$1.254242	$0.815983	137,890.954
	2007	$1.173250	$1.254242	137,910.231
	2006	$1.082694	$1.173250	137,922.169
	2005	$1.053324	$1.082694	137,941.974
	2004	$1.000	$1.053324	0.000

Dreyfus – VIF Appreciation – Service Class	2009	$0.911363	$1.107853	21,163.256
Subaccount Inception Date June 18, 2001	2008	$1.303950	$0.911363	22,741.734
	2007	$1.227080	$1.303950	24,194.822
	2006	$1.061729	$1.227080	35,276.271
	2005	$1.025329	$1.061729	8,736.937
	2004	$1.000	$1.025329	2,157.417

Federated Clover Value Fund II(9)	2009	$0.784625	$0.895177	262,172.734
Subaccount Inception Date March 10, 1995	2008	$1.191647	$0.784625	581,608.803
	2007	$1.326432	$1.191647	619,586.234
	2006	$1.141798	$1.326432	348,736.811
	2005	$1.093156	$1.141798	316,898.210
	2004	$1.000	$1.093156	221,091.824

Federated Capital Income Fund II	2009	$1.094841	$1.396754	179,202.898
Subaccount Inception Date July 20, 1995	2008	$1.382658	$1.094841	136,085.458
	2007	$1.336351	$1.382658	113,609.061
	2006	$1.161939	$1.336351	243,287.978
	2005	$1.099232	$1.161939	23,809.132
	2004	$1.000	$1.099232	15,878.293

Federated Fund for U.S. Government Securities II	2009	$1.189884	$1.245018	1,960,127.325
Subaccount Inception Date June 28, 1995	2008	$1.147364	$1.189884	1,747,893.866
	2007	$1.085483	$1.147364	869,805.893
	2006	$1.048066	$1.085483	729,479.406
	2005	$1.032882	$1.048066	505,328.404
	2004	$1.000	$1.032882	9,986.555

Federated High Income Bond Fund II	2009	$0.919313	$1.397475	3,563.686.031
Subaccount Inception Date September 18, 1995	2008	$1.249061	$0.919313	1,955,068.061
	2007	$1.214340	$1.249061	1,705,968.465
	2006	$1.101934	$1.214340	1,201,066.626
	2005	$1.079295	$1.101934	1,108,773.511
	2004	$1.000	$1.079295	236,889.337

Federated Prime Money Fund II	2009	$1.131506	$1.130399	6,943,895.456
Subaccount Inception Date December 7, 1994	2008	$1.109538	$1.131506	12,086,785.967
	2007	$1.065016	$1.109538	6,289,166.390
	2006	$1.024237	$1.065016	3,442,728.615
	2005	$1.002774	$1.024237	1,587,529.153
	2004	$1.000	$1.002774	597,816.500

51

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Initial Class	2009	$0.693067	$0.935408	3,626,583.264
Subaccount Inception Date May 1, 2006	2008	$1.212285	$0.693067	3,751,071.513
	2007	$1.036620	$1.212285	4,029,763.806
	2006	$1.000	$1.036620	341,351.166

Fidelity VIP Mid Cap Portfolio – Initial Class	2009	$1.117303	$1.556636	334,787.177
Subaccount Inception Date May 1, 2004	2008	$1.855218	$1.117303	414,069.997
	2007	$1.613357	$1.855218	366,047.285
	2006	$1.439409	$1.613357	187,297.812
	2005	$1.223374	$1.439409	65,050.705
	2004	$1.000	$1.223374	46,012.045

Fidelity VIP Value Strategies Portfolio – Initial Class	2009	$0.679483	$1.064914	176,681.259
Subaccount Inception Date May 1, 2004	2008	$1.398968	$0.679483	291,356.188
	2007	$1.330520	$1.398968	383,091.488
	2006	$1.149967	$1.330520	41,272.189
	2005	$1.126292	$1.149967	1,921.173
	2004	$1.000	$1.126292	0.000

NVIT Developing Markets Fund(10)	2009	$1.235024	$1.992584	2,760,927.408
Subaccount Inception Date February 5, 1996	2008	$2.946926	$1.235024	2,383,823.428
	2007	$2.064819	$2.946926	1,550,113.773
	2006	$1.542746	$2.064819	1,331,971.165
	2005	$1.179473	$1.542746	490,060.775
	2004	$1.000	$1.179473	277,782.740

Seligman Capital – Class 2 Shares	2009	$0.732726	$1.081764	0.000
Subaccount Inception Date June 18, 2001	2008	$1.419286	$0.732726	0.000
	2007	$1.227652	$1.419286	9,658.313
	2006	$1.166665	$1.227652	17,730.434
	2005	$1.045499	$1.166665	0.000
	2004	$1.000	$1.045499	0.000

Seligman Communications and Information – Class 2 Shares	2009	$1.031066	$1.634341	7,686.504
Subaccount Inception Date June 18, 2001	2008	$1.629572	$1.031066	26,185.619
	2007	$1.423446	$1.629572	26,187.693
	2006	$1.173049	$1.423446	26,189.754
	2005	$1.096953	$1.173049	24,170.557
	2004	$1.000	$1.096953	10,805.935

Seligman Global Technology – Class 2 Shares	2009	$0.907188	$1.462798	855.028
Subaccount Inception Date June 18, 2001	2008	$1.530125	$0.907188	20,162.572
	2007	$1.334567	$1.530125	20,163.653
	2006	$1.029715	$1.334567	22,421.699
	2005	$1.062001	$1.140132	18,917.450
	2004	$1.000	$1.062001	4,854.719

Vanguard – Equity Index	2009	$0.861621	$1.083510	19,554,877.060
Subaccount Inception Date May 1, 2002	2008	$1.373795	$0.861621	19.690,942.684
	2007	$1.310847	$1.373795	14,535,424.379
	2006	$1.139110	$1.310847	7,478,645.559
	2005	$1.092958	$1.139110	3,858,975.816
	2004	$1.000	$1.092958	1,052,682.307

Vanguard – Mid-Cap Index	2009	$0.926841	$1.293906	2,615,960.809
Subaccount Inception Date May 1, 2002	2008	$1.601737	$0.926841	3,162,118.705
	2007	$1.517423	$1.601737	2,836,507.862
	2006	$1.341289	$1.517423	1,429,823.986
	2005	$1.183281	$1.341289	1,013,469.352
	2004	$1.000	$1.183281	380,084.611

Vanguard – REIT Index	2009	$1.036509	$1.331277	4,289,469.942
Subaccount Inception Date May 1, 2002	2008	$1.660857	$1.036509	4,248,364.410
	2007	$2.002473	$1.660857	2,999,281.905
	2006	$1.492233	$2.002473	1,654,504.201
	2005	$1.341632	$1.492233	1,010,789.382
	2004	$1.000	$1.341632	578,009.324

Vanguard – International	2009	$0.592522	$0.841396	3,757,805.694
Subaccount Inception Date May 1, 2007	2008	$1.081634	$0.592522	2,895,275.388
	2007	$1.000000	$1.081634	842,884.524

52

		0.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Vanguard – Short-Term Investment-Grade	2009	$1.087801	$1.231782	10,722,636.018
Subaccount Inception Date May 1, 2002	2008	$1.132937	$1.087801	8,640,633.739
	2007	$1.074433	$1.132937	8,905,675.191
	2006	$1.029715	$1.074433	5,888,569.171
	2005	$1.012584	$1.029715	2,464,231.921
	2004	$1.000	$1.012584	363,467.388

Vanguard – Total Bond Market Index	2009	$1.222091	$1.287613	12,084,595.081
Subaccount Inception Date May 1, 2002	2008	$1.167765	$1.222091	11,063,437.012
	2007	$1.097566	$1.167765	10,869,457.595
	2006	$1.058026	$1.097566	5,572,693.009
	2005	$1.038902	$1.058026	1,813,910.816
	2004	$1.000	$1.038902	969,309.680

Wanger International	2009	$1.257719	$1.873547	337,204.419
Subaccount Inception Date September 18, 1995	2008	$2.324809	$1.257719	510,860.794
	2007	$2.009822	$2.324809	597,433.784
	2006	$1.473344	$2.009822	797,593.401
	2005	$1.219009	$1.473344	631,226.179
	2004	$1.000	$1.219009	17,144.274

Wanger USA	2009	$0.865542	$1.224314	1,379,339.449
Subaccount Inception Date September 20, 1995	2008	$1.442963	$0.865542	1,704,331.067
	2007	$1.376751	$1.442963	1,635,285.301
	2006	$1.283262	$1.376751	1,315,856.373
	2005	$1.159786	$1.283262	822,085.042
	2004	$1.000	$1.159786	328,296.201

WFAVT Small Cap Value Fund(11)	2009	$0.862034	$1.373235	99,041.957
Subaccount Inception Date October 13, 1997	2008	$1.563184	$0.862034	106,379.214
	2007	$1.582839	$1.563184	127,056.318
	2006	$1.375293	$1.582839	82,764.543
	2005	$1.186971	$1.375293	23,674.028
	2004	$1.000	$1.186971	1,183.966

53

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2009	$0.824685	$0.956015	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.824685	0.000

Transamerica Index 75 VP – Initial Class	2009	$0.728073	$0.895087	10,731.111
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.728073	645,641.107

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.132412	$1.409610	756,519.276
Subaccount Inception Date May 1, 2002	2008	$1.445371	$1.132412	854,441.327
	2007	$1.366831	$1.445371	914,905.571
	2006	$1.263237	$1.366831	405,961.734
	2005	$1.201594	$1.263237	652,110.708
	2004	$1.101791	$1.201594	313,270.422
	2003	$0.902	$1.101791	237,702.677
	2002	$1.000	$0.902	20,998

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.984741	$1.270750	558,115.574
Subaccount Inception Date May 1, 2002	2008	$1.641113	$0.984741	473,921.366
	2007	$1.532194	$1.641113	894,494.656
	2006	$1.333147	$1.532194	931,646.130
	2005	$1.194875	$1.333147	576,930.522
	2004	$1.052733	$1.194875	489,072.766
	2003	$0.810	$1.052733	411,028.790
	2002	$1.000	$0.810	66,502

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.121593	$1.409260	399,393.917
Subaccount Inception Date May 1, 2002	2008	$1.524062	$1.121593	1,086,279.651
	2007	$1.420274	$1.524062	1,039,087.630
	2006	$1.281661	$1.420274	601,669.477
	2005	$1.200004	$1.281661	311,017.523
	2004	$1.083738	$1.200004	274,797.304
	2003	$0.873	$1.083738	111,467.237
	2002	$1.000	$0.873	20,619

Transamerica Asset Allocation Moderate Growth VP – Initial Class	2009	$1.066739	$1.358967	265,429.664
Subaccount Inception Date May 1, 2002	2008	$1.596080	$1.066739	346,172.648
	2007	$1.489372	$1.596080	326,798.342
	2006	$1.316193	$1.489372	251,018.364
	2005	$1.204683	$1.316193	341,836.416
	2004	$1.067366	$1.204683	262,148.789
	2003	$0.844	$1.067366	183,807.344
	2002	$1.000	$0.844	43,966

Transamerica BlackRock Large Cap Value VP – Initial Class(1)
Subaccount Inception Date November 19, 2009	2009	$0.984673	$1.003320	415,616.779

Transamerica Capital Guardian Value VP – Initial Class(1)	2008	$1.317857	$0.792310	522,535.757
Subaccount Inception Date May 1, 2004	2007	$1.414701	$1.317857	576,582.183
	2006	$1.221635	$1.414701	684,753.788
	2005	$1.140977	$1.221635	436,805.608
	2004	$1.000	$1.140977	236,562.925

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.610424	$2.135792	519,112.697
Subaccount Inception Date May 3, 1999	2008	$2.811696	$1.610424	700,517.083
	2007	$3.031960	$2.811696	736,226.791
	2006	$2.143834	$3.031960	640,917.766
	2005	$1.900589	$2.143834	675,836.713
	2004	$1.439114	$1.900589	727,653.238
	2003	$1.067	$1.439114	733,552.025
	2002	$1.036	$1.067	722,298
	2001	$1.000	$1.036	187,187

54

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.763562	$0.983606	1,266,147.477
Subaccount Inception Date October 13, 1997	2008	$1.226094	$0.763562	1,193,291.705
	2007	$1.179951	$1.226094	1,648,547.171
	2006	$1.029409	$1.179951	1,749,593.371
	2005	$1.000939	$1.029409	1,748,694.477
	2004	$0.907020	$1.000939	1,470,499.107
	2003	$0.708	$0.907020	1,289,513.133
	2002	$0.944	$0.708	826,647
	2001	$1.000	$0.944	427,925

Transamerica Focus VP – Initial Class(2)	2009	$0.823563	$1.047129	73,167.874
Subaccount Inception Date June 18, 2001	2008	$1.301988	$0.823563	74,882.299
	2007	$1.296407	$1.301988	78,708.808
	2006	$1.100038	$1.296407	120,426.511
	2005	$1.063273	$1.100038	190,998.034
	2004	$0.980088	$1.063273	198,657.186
	2003	$0.730	$0.980088	172,997.132
	2002	$0.975	$0.730	78,818
	2001	$1.000	$0.975	56,035

Transamerica MFS International Equity VP – Initial Class	2009	$1.078505	$1.422470	954,946.152
Subaccount Inception Date May 1, 2002	2008	$1.676726	$1.078505	784,681.732
	2007	$1.545403	$1.676726	657,198.793
	2006	$1.263237	$1.545403	643,958.090
	2005	$1.125943	$1.263237	652,110.708
	2004	$0.990624	$1.125943	488,193.938
	2003	$0.795	$0.990624	323,170.471
	2002	$1.000	$0.795	121,922

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.263297	$1.457126	15,819,694.804
Subaccount Inception Date May 1, 2002	2008	$1.307403	$1.263297	13,645,028.438
	2007	$1.207246	$1.307403	12,842,233.501
	2006	$1.165404	$1.207246	10,243,118.891
	2005	$1.145696	$1.165404	5,511,284.618
	2004	$1.103003	$1.145696	3,858,224.303
	2003	$1.058	$1.103003	2,808,699.748
	2002	$1.000	$1.058	1,477,661

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.658809	$0.908337	1,091,480.489
Subaccount Inception Date May 1, 2006	2008	$1.039682	$0.658809	199,979.953
	2007	$0.954257	$1.039682	56,242.969
	2006	$1.000	$0.954257	23,017.472

Transamerica Efficient Markets VP – Initial Class	2009	$1.038132	$1.219240	0.00
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.038132	0.000

Transamerica Diversified Equity VP – Initial Class(3)	2009	$1.042587	$1.329884	338,631.376
Subaccount Inception Date May 3, 1999	2008	$1.862100	$1.042587	36,043.425
	2007	$1.625512	$1.862100	37,862.758
	2006	$1.376581	$1.625512	75,648.834
	2005	$1.288575	$1.376581	107,540.051
	2004	$1.184293	$1.288575	104,434.102
	2003	$0.940	$1.184293	38,370.186
	2002	$1.000	$0.940	100

Transamerica WMC Diversified Growth VP – Initial Class(4)	2009	$0.864338	$1.110019	1,815,208.487
Subaccount Inception Date June 18, 2001	2008	$1.610425	$0.864338	2,214,057.389
	2007	$1.393250	$1.610425	2,893,330.671
	2006	$1.289246	$1.393250	3,565,858.198
	2005	$1.112931	$1.289246	2,216,477.993
	2004	$0.966804	$1.112931	1,691,423.840
	2003	$0.741	$0.966804	1,064,371.534
	2002	$0.959	$0.741	200,435
	2001	$1.000	$0.959	54,216

55

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class	2009	$1.277066	$1.737385	128,915.378
Subaccount Inception Date June 18, 2001	2008	$2.174065	$1.277066	285,650.575
	2007	$1.776955	$2.174065	351,117.520
	2006	$1.700812	$1.776955	436,853.221
	2005	$1.472085	$1.700812	450,809.454
	2004	$1.269802	$1.472085	343,598.168
	2003	$0.974	$1.269802	165,504.716
	2002	$1.143	$0.974	184,834
	2001	$1.000	$1.143	1,000

Transamerica Science and Technology VP – Initial Class(3)	2009	$1.022136	$1.602986	514.199
Subaccount Inception Date July 1, 2002	2008	$2.000325	$1.022136	760.894
	2007	$1.515872	$2.000325	760.894
	2006	$1.509765	$1.515872	759.445
	2005	$1.488122	$1.509765	21,067.345
	2004	$1.385401	$1.488122	20,901.016
	2003	$0.923	$1.385401	16,459.453
	2002	$1.000	$0.923	100

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.311318	$1.866783	374,941.908
Subaccount Inception Date October 13, 1997	2008	$2.230889	$1.311318	177,436.055
	2007	$1.799226	$2.230889	96,532.594
	2006	$1.533199	$1.799226	127,852.940
	2005	$1.358181	$1.533199	145,973.421
	2004	$1.174384	$1.358181	168,398.455
	2003	$0.619	$1.174384	227,529.638
	2002	$1.029	$0.619	290,558
	2001	$1.000	$1.029	233,982

Transamerica Value Balanced VP – Initial Class(5)	2009	$1.034612	$1.269293	729,792.047
Subaccount Inception Date May 1, 2002	2008	$1.498442	$1.034612	584,313.675
	2007	$1.412602	$1.498442	606,829.688
	2006	$1.232834	$1.412602	493,659.240
	2005	$1.163516	$1.232834	566,947.057
	2004	$1.064466	$1.163516	533,575.216
	2003	$0.891	$1.064466	140,134.754
	2002	$1.000	$0.891	45,816

Transamerica Morgan Stanley Active International Allocation VP	2009	$1.124643	$1.407287	460,716.061
– Initial Class(6)	2008	$1.849693	$1.124643	598,274.388
Subaccount Inception Date October 13, 1997	2007	$1.609681	$1.849693	725,415.968
	2006	$1.311116	$1.609681	760,106.648
	2005	$1.159115	$1.311116	745,724.485
	2004	$1.004892	$1.159115	790,973.401
	2003	$0.761	$1.004892	697,640.710
	2002	$0.922	$0.761	837,581
	2001	$1.000	$0.922	395,120

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(7)	2009	$0.598918	$0.955877	445,827.899
Subaccount Inception Date June 18, 2001	2008	$1.121797	$0.598918	116.575.877
	2007	$0.921024	$1.121797	207,691.644
	2006	$0.843017	$0.921024	131,113.958
	2005	$0.788542	$0.843017	155,540.780
	2004	$0.740403	$0.788542	351,969.314
	2003	$0.581	$0.740403	335,094.522
	2002	$0.873	$0.581	167,372
	2001	$1.000	$0.873	28,739

AllianceBernstein Global Thematic Growth Portfolio – Class B	2009	$0.548051	$0.834271	0.000
Subaccount Inception Date June 18, 2001	2008	$1.049489	$0.548051	0.000
	2007	$0.880626	$1.049489	0.000
	2006	$0.817392	$0.880626	0.000
	2005	$0.793346	$0.817392	31,675.168
	2004	$0.759480	$0.793346	80,852.102
	2003	$0.531	$0.759480	164,566.234
	2002	$0.919	$0.531	32,675
	2001	$1.000	$0.919	1,000

56

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth Portfolio – Class B	2009	$0.694637	$0.917446	17,560.864
Subaccount Inception Date June 18, 2001	2008	$1.217380	$0.694637	118,632.448
	2007	$1.087065	$1.217380	153,193.721
	2006	$1.107301	$1.087065	249,662.030
	2005	$0.997825	$1.107301	324,065.707
	2004	$0.876476	$0.997825	377,872.418
	2003	$0.655	$0.876476	292,951.615
	2002	$0.918	$0.655	95,318
	2001	$1.000	$0.918	20,943

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.647909	$0.883020	33,897.077
Subaccount Inception Date June 18, 2001	2008	$1.083110	$0.647909	45,275.710
	2007	$0.959075	$1.083110	68,095.521
	2006	$0.971038	$0.959075	68,692.814
	2005	$0.850602	$0.971038	158,414.895
	2004	$0.789806	$0.850602	18,256.315
	2003	$0.644	$0.789806	57,870.598
	2002	$0.937	$0.644	118,509
	2001	$1.000	$0.937	41,541

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$0.872507	$1.089830	1,325,566.365
Subaccount Inception Date March 31, 1997	2008	$1.483337	$0.872507	1,413,099.369
	2007	$1.315267	$1.483337	1,135,288.563
	2006	$1.177162	$1.315267	950,455.376
	2005	$1.152953	$1.177162	1,011,972.692
	2004	$1.040451	$1.152953	853,497.860
	2003	$0.726000	$1.040451	645,130.767
	2002	$0.965000	$0.726000	481,351.000
	2001	$1.000000	$0.965000	19,321.000

Credit Suisse International Equity Flex III Portfolio(8)
Subaccount Inception Date December 10, 2009	2009	$1.000000	$1.009997	300,988.479

Credit Suisse International Equity Flex I Portfolio(8)	2008	$1.792755	$1.050775	579,534.546
Subaccount Inception Date March 31, 1997	2007	$1.546850	$1.792755	837,623.269
	2006	$1.311478	$1.546850	871,620.309
	2005	$1.123422	$1.311478	859,178.572
	2004	$0.759480	$1.123422	624,363.427
	2003	$0.745	$0.759480	439,891.647
	2002	$0.937	$0.745	300,531
	2001	$1.000	$0.937	4,922

Credit Suisse U.S. Equity Flex I Portfolio	2009	$0.717964	$0.889722	502,935.938
Subaccount Inception Date March 31, 1997	2008	$1.104381	$0.717964	703,587.572
	2007	$1.120380	$1.104381	858,616.047
	2006	$1.075796	$1.120380	779,223.823
	2005	$1.112038	$1.075796	751,126.357
	2004	$1.009053	$1.112038	701,797.630
	2003	$0.683	$1.009053	675,552.056
	2002	$1.037	$0.683	493,136
	2001	$1.000	$1.037	150,851

DFA – VA Global Bond Portfolio	2009	$1.331750	$1.387529	23,486,450.355
Subaccount Inception Date January 18,1995	2008	$1.282597	$1.331750	22,503,141.503
	2007	$1.224054	$1.282597	26,949,369.011
	2006	$1.187062	$1.224054	23,559,803.482
	2005	$1.174465	$1.187062	21,066,500.669
	2004	$1.149659	$1.174465	15,922,163.147
	2003	$1.125	$1.149659	9,384,152.959
	2002	$1.029	$1.125	5,193,758
	2001	$1.000	$1.029	1,312,326

57

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
DFA – VA International Small Portfolio	2009	$1.631700	$2.268629	7,884,027.551
Subaccount Inception Date October 6, 1995	2008	$2.873746	$1.631700	8,798,042.523
	2007	$2.712059	$2.873746	8,619,751.111
	2006	$2.185709	$2.712059	8,935,169.349
	2005	$1.805267	$2.185709	9,183,697.611
	2004	$1.408442	$1.805267	8,468,912.058
	2003	$0.899	$1.408442	5,030,462.442
	2002	$0.875	$0.899	3,423,422
	2001	$1.000	$0.875	823,686

DFA – VA International Value Portfolio	2009	$1.419639	$1.946565	13,704,731.296
Subaccount Inception Date October 3, 1995	2008	$2.635388	$1.419639	15,355,376.013
	2007	$2.393895	$2.635388	14,508,225.962
	2006	$1.790869	$2.393895	14,730,747.916
	2005	$1.547241	$1.790869	15,011,306.402
	2004	$1.228331	$1.547241	13,113,305.351
	2003	$0.823	$1.228331	9,099,983.262
	2002	$0.906	$0.823	6,090,296
	2001	$1.000	$0.906	1,319,039

DFA – VA U.S. Large Value Portfolio	2009	$0.869790	$1.123378	29,067,610.832
Subaccount Inception Date January 18,1995	2008	$1.455961	$0.869790	31,839,691.023
	2007	$1.509153	$1.455961	31,982,901.137
	2006	$1.267152	$1.509153	30,769,461.239
	2005	$1.162208	$1.267152	28,072,051.518
	2004	$0.995999	$1.162208	23,621,839.297
	2003	$0.745	$0.995999	15,889,251.813
	2002	$0.941	$0.745	9,760,461
	2001	$1.000	$0.941	2,209,620

DFA – VA Short-Term Fixed Portfolio	2009	$1.216255	$1.231551	22,635,692.794
Subaccount Inception Date October 9, 1995	2008	$1.177000	$1.216255	22,270,173.005
	2007	$1.128000	$1.177000	24,263,588.606
	2006	$1.084541	$1.128000	20,761,155.376
	2005	$1.067822	$1.084541	19,389,443.774
	2004	$1.065931	$1.067822	15,560,121.201
	2003	$1.058	$1.065931	10,159,183.732
	2002	$1.026	$1.058	5,860,311
	2001	$1.000	$1.026	1,689,342

VA U.S. Targeted Value Portfolio	2009	$1.274451	$1.604067	16,390,412.522
Subaccount Inception Date October 6, 1995	2008	$2.033141	$1.274451	16,949,714.075
	2007	$2.377255	$2.033141	16,266,491.543
	2006	$1.977030	$2.377255	15,741,507.942
	2005	$1.877030	$1.977030	15,558,939.518
	2004	$1.533537	$1.877030	12,784,226.454
	2003	$0.928	$1.533537	9,157,566.110
	2002	$1.046	$0.928	7,112,893
	2001	$1.000	$1.046	1,283,377

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2009	$0.650943	$0.863423	181,040.850
Subaccount Inception Date June 18, 2001	2008	$1.001055	$0.650943	252,398.443
	2007	$0.936879	$1.001055	276,189.135
	2006	$0.865002	$0.936879	327,848.713
	2005	$0.841950	$0.865002	350,911.590
	2004	$0.799523	$0.841950	382,814.029
	2003	$0.640	$0.799523	169,891.975
	2002	$0.908	$0.640	22,113
	2001	$1.000	$0.908	1,000

58

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus – VIF Appreciation – Service Class	2009	$0.879428	$1.068504	127,845.755
Subaccount Inception Date June 18, 2001	2008	$1.258881	$0.879428	147,222.432
	2007	$1.185254	$1.258881	169,206.815
	2006	$1.026056	$1.185254	252,375.891
	2005	$0.991372	$1.026056	322,903.049
	2004	$0.951686	$0.991372	434,587.218
	2003	$0.792	$0.951686	666,054.068
	2002	$0.959	$0.792	379,826
	2001	$1.000	$0.959	98,828

Federated Clover Value Fund II(9)	2009	$0.751229	$0.856647	336,836.593
Subaccount Inception Date March 10, 1995	2008	$1.141490	$0.751229	811,017.158
	2007	$1.271239	$1.141490	1,184,510.082
	2006	$1.094828	$1.271239	1,370,498.954
	2005	$1.048705	$1.094828	1,469,363.305
	2004	$0.961029	$1.048705	1,538,677.907
	2003	$0.757	$0.961029	1,588,538.018
	2002	$0.955	$0.757	1,516,138
	2001	$1.000	$0.955	726,101

Federated Capital Income Fund II	2009	$0.897758	$1.144745	337,485.926
Subaccount Inception Date July 20, 1995	2008	$1.134336	$0.897758	68,251.149
	2007	$1.096899	$1.134336	65,111.248
	2006	$0.954206	$1.096899	92,807.342
	2005	$0.903168	$0.954206	85,042.887
	2004	$0.826580	$0.903168	29,405.922
	2003	$0.689	$0.826580	88,578.104
	2002	$0.912	$0.689	64,907
	2001	$1.000	$0.912	80,523

Federated Fund for U.S. Government Securities II	2009	$1.349125	$1.410936	2,077,844.056
Subaccount Inception Date June 28, 1995	2008	$1.301550	$1.349125	2,437,220.824
	2007	$1.231956	$1.301550	2,514,989.417
	2006	$1.190079	$1.231956	2,399,960.916
	2005	$1.173397	$1.190079	2,423,994.740
	2004	$1.139328	$1.173397	1,851,148.927
	2003	$1.120	$1.139328	1,734,568.805
	2002	$1.033	$1.120	1,896,903
	2001	$1.000	$1.033	732,600

Federated High Income Bond Fund II	2009	$1.133277	$1.721884	1,712,471.304
Subaccount Inception Date September 18, 1995	2008	$1.540537	$1.133277	2,055,497.911
	2007	$1.498456	$1.540537	2,697,939.881
	2006	$1.360432	$1.498456	2,597,521.938
	2005	$1.333153	$1.360432	2,735,412.842
	2004	$1.214176	$1.333153	3,690,140.363
	2003	$0.999	$1.214176	3,794,609.112
	2002	$0.992	$0.999	1,585,753
	2001	$1.000	$0.992	279,514

Federated Prime Money Fund II	2009	$1.151614	$1.149905	5,270,898.436
Subaccount Inception Date December 7, 1994	2008	$1.129819	$1.151614	13,143,016.049
	2007	$1.085019	$1.129819	6,848,408.764
	2006	$1.044001	$1.085019	4,945,100.695
	2005	$1.022638	$1.044001	4,639,408.822
	2004	$1.020480	$1.022638	3,867,753.698
	2003	$1.020	$1.020480	3,892,259.552
	2002	$1.012	$1.020	8,205,653
	2001	$1.000	$1.012	4,627,192

Fidelity VIP Contrafund® Portfolio – Initial Class	2009	$0.692148	$0.933714	5,171,086.451
Subaccount Inception Date May 1, 2006	2008	$1.211275	$0.692148	4,355,368.724
	2007	$1.036286	$1.211275	2,580,137.249
	2006	$1.000	$1.036286	665,319.393

59

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Mid Cap Portfolio – Initial Class	2009	$1.114712	$1.552256	505,821.937
Subaccount Inception Date May 1, 2004	2008	$1.851845	$1.114712	622,436.421
	2007	$1.611228	$1.851845	669130.213
	2006	$1.438221	$1.611228	747,022.702
	2005	$1.222968	$1.438221	501,964.739
	2004	$1.000	$1.222968	89,625.850

Fidelity VIP Value Strategies Portfolio – Initial Class	2009	$0.677907	$1.061921	756,078.055
Subaccount Inception Date May 1, 2004	2008	$1.396422	$0.677907	170,243.292
	2007	$1.328766	$1.396422	184,672.851
	2006	$1.149027	$1.328766	199,915.126
	2005	$1.125929	$1.149027	164,806.654
	2004	$1.000	$1.125929	110,156.286

NVIT Developing Markets Fund(10)	2009	$1.722282	$2.777355	1,386,954.908
Subaccount Inception Date February 5, 1996	2008	$4.111621	$1.722282	1,357,678.640
	2007	$2.882324	$4.111621	1,063,783.168
	2006	$2.154623	$2.882324	1,336,122.310
	2005	$1.648088	$2.154623	1,066,742.833
	2004	$1.384188	$1.648088	783,476.002
	2003	$0.872	$1.384188	534,117.748
	2002	$0.971	$0.872	421,990
	2001	$1.000	$0.971	49,029

Seligman Capital – Class 2 Shares	2009	$0.647333	$0.955222	24,916.455
Subaccount Inception Date June 18, 2001	2008	$1.254527	$0.647333	27,049.226
	2007	$1.085675	$1.254527	42,640.852
	2006	$1.032250	$1.085675	42,887.590
	2005	$0.925493	$1.032250	79,132.589
	2004	$0.859676	$0.925493	71,488.351
	2003	$0.637	$0.859676	51,422.118
	2002	$0.959	$0.637	43,840
	2001	$1.000	$0.959	19,800

Seligman Communications and Information – Class 2 Shares	2009	$0.929976	$1.473370	20,526.255
Subaccount Inception Date June 18, 2001	2008	$1.470529	$0.929976	29,118.308
	2007	$1.285166	$1.470529	36,365.724
	2006	$1.059610	$1.285166	39,638.944
	2005	$0.991361	$1.059610	50,303.562
	2004	$0.899621	$0.991361	85,712.103
	2003	$0.628	$0.899621	69,644.954
	2002	$0.991	$0.628	24,926
	2001	$1.000	$0.991	26,548

Seligman Global Technology – Class 2 Shares	2009	$0.733137	$1.181560	3,261.653
Subaccount Inception Date June 18, 2001	2008	$1.237175	$0.733137	8,140.059
	2007	$1.079598	$1.237175	18,726.283
	2006	$0.922763	$1.079598	44,931.786
	2005	$0.859954	$0.922763	51,527.536
	2004	$0.833190	$0.859954	82,141.928
	2003	$0.616	$0.833190	55,582.035
	2002	$0.909	$0.616	20,939
	2001	$1.000	$0.909	12,997

Vanguard – Equity Index	2009	$0.903781	$1.135967	21,923,618.852
Subaccount Inception Date May 1, 2002	2008	$1.441734	$0.903781	20,154,916.538
	2007	$1.376361	$1.441734	18,542,352.157
	2006	$1.196627	$1.376361	15,564,397.558
	2005	$1.148713	$1.196627	13,879,232.891
	2004	$1.042940	$1.148713	13,328,664.848
	2003	$0.817	$1.042940	8,121,760.396
	2002	$1.000	$0.817	3,734,097

60

		0.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Vanguard – Mid-Cap Index	2009	$0.993457	$1.386234	2,560,649.505
Subaccount Inception Date May 1, 2002	2008	$1.717725	$0.993457	3,243,827.080
	2007	$1.628114	$1.717725	3,169,088.568
	2006	$1.439836	$1.628114	3,15,649.428
	2005	$1.270854	$1.439836	2,953,824.921
	2004	$1.062613	$1.270854	1,919,259.914
	2003	$0.797	$1.062613	1,166,225.739
	2002	$1.000	$0.797	409,519

Vanguard – REIT Index	2009	$1.267706	$1.627394	4,829,248.401
Subaccount Inception Date May 1, 2002	2008	$2.032337	$1.267706	4,182,929.013
	2007	$2.451572	$2.032337	4,166,086.334
	2006	$1.827797	$2.451572	4,868,947.434
	2005	$1.644141	$1.827797	4,672,816.793
	2004	$1.267349	$1.644141	4,242,532.165
	2003	$0.941	$1.267349	3,222,018.073
	2002	$1.000	$0.941	1,619,996

Vanguard – International	2009	$0.592033	$0.840283	3,413,800.705
Subaccount Inception Date May 1, 2007	2008	$1.081274	$0.592033	2,104,554.137
	2007	$1.000000	$1.081274	441,216.217

Vanguard – Short-Term Investment-Grade	2009	$1.170907	$1.325234	10,166,278.686
Subaccount Inception Date May 1, 2002	2008	$1.220091	$1.170907	10,528,972.117
	2007	$1.157676	$1.220091	10,219,726.445
	2006	$1.110001	$1.157676	9,232,343.425
	2005	$1.092107	$1.110001	8,038,430.648
	2004	$1.076457	$1.092107	5,604,990.353
	2003	$1.046	$1.076457	3,653,958.373
	2002	$1.000	$1.046	1,239,776

Vanguard – Total Bond Market Index	2009	$1.335405	$1.406288	12,446,949.284
Subaccount Inception Date May 1, 2002	2008	$1.276682	$1.335405	8,465,821.066
	2007	$1.200526	$1.276682	8,068,817.301
	2006	$1.157846	$1.200526	6,872,470.880
	2005	$1.137478	$1.157846	5,230,831.039
	2004	$1.098159	$1.137478	3,432,334.135
	2003	$1.062	$1.098159	2,032,328.432
	2002	$1.000	$1.062	753,412

Wanger International	2009	$1.441307	$2.145937	694,999.210
Subaccount Inception Date September 18, 1995	2008	$2.665470	$1.441307	721,114.812
	2007	$2.305467	$2.665470	1,018,126.456
	2006	$1.690910	$2.305467	1,285,950.183
	2005	$1.399715	$1.690910	1,200,334.402
	2004	$1.080928	$1.399715	944,530.961
	2003	$0.730	$1.080928	631,039.327
	2002	$0.853	$0.730	397,408
	2001	$1.000	$0.853	91,651

Wanger USA	2009	$1.045473	$1.478084	1,746,009.407
Subaccount Inception Date September 20, 1995	2008	$1.743814	$1.045473	1,834,926.590
	2007	$1.664632	$1.743814	2,166,217.193
	2006	$1.552374	$1.664632	2,622,777.565
	2005	$1.403700	$1.552374	2,390,531.848
	2004	$1.193356	$1.403700	1,991,761.308
	2003	$0.838	$1.193356	1,706,191.113
	2002	$1.014	$0.838	1,270,439
	2001	$1.000	$1.014	387,646

WFAVT Small Cap Value Fund(11)	2009	$0.861195	$1.371224	280,340.706
Subaccount Inception Date October 13, 1997	2008	$1.562428	$0.861195	186,064.025
	2007	$1.582877	$1.562428	202,117.306
	2006	$1.376012	$1.582877	529,958.444
	2005	$1.188178	$1.376012	676,733.660
	2004	$1.023686	$1.188178	664,566.240
	2003	$0.744	$1.023686	854,092.940
	2002	$0.974	$0.744	867,367
	2001	$1.000	$0.974	167,722

61

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2009	$0.824415	$0.955229	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.824415	0.000

Transamerica Index 75VP – Initial Class	2009	$0.727837	$0.894355	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.727837	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.128664	$1.404243	0.000
Subaccount Inception Date May 1, 2002	2008	$1.441314	$1.128664	0.000
	2007	$1.363670	$1.441314	145,682.511
	2006	$1.254054	$1.363670	145,682.511
	2005	$1.199995	$1.254054	145,682.511
	2004	$1.100876	$1.199995	145,683
	2003	$0.901	$1.100876	161,869.457
	2002	$1.000	$0.901	161,969

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.981488	$1.265933	0.000
Subaccount Inception Date May 1, 2002	2008	$1.636511	$0.981488	0.000
	2007	$1.528654	$1.636511	0.000
	2006	$1.330735	$1.528654	0.000
	2005	$1.193301	$1.330735	0.000
	2004	$1.051863	$1.193301	0.000
	2003	$0.809	$1.051863	0.000
	2002	$1.000	$0.809	100

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.117881	$1.403899	11,064.385
Subaccount Inception Date May 1, 2002	2008	$1.519777	$1.117881	11,064.385
	2007	$1.416973	$1.519777	11,064.385
	2006	$1.279315	$1.416973	11,064.385
	2005	$1.198397	$1.279315	11,071.539
	2004	$1.082823	$1.198397	11,,072
	2003	$0.873	$1.082823	0.000
	2002	$1.000	$0.873	100

Transamerica Asset Allocation Moderate Growth VP – Initial Class	2009	$1.063210	$1.353792	7,784.263
Subaccount Inception Date May 1, 2002	2008	$1.591599	$1.063210	7,784.263
	2007	$1.485941	$1.591599	7,784.263
	2006	$1.313821	$1.485941	1,253,257.564
	2005	$1.23103	$1.313821	1,289,440.122
	2004	$1.066490	$1.23103	1,312,266
	2003	$0.844	$1.066490	1,026,859.772
	2002	$1.000	$0.844	100

Transamerica BlackRock Large Cap Value VP – Initial Class(1)
Subaccount Inception Date November 19, 2009	2009	$0.984672	$1.003266	5,502.928

Transamerica Capital Guardian Value VP – Initial Class(1)	2009	$0.790467	$0.000001	0.000
Subaccount Inception Date May 1, 2004	2008	$1.315447	$0.790467	46,371.215
	2007	$1.412828	$1.315447	46,307.117
	2006	$1.220615	$1.412828	46,101.248
	2005	$1.140603	$1.220615	46,030.911
	2004	$1.000	$1.140603	41,913

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$19.810808	$26.260490	24,207.054
Subaccount Inception Date May 3, 1999	2008	$34.605654	$19.810808	28,176.804
	2007	$37.335227	$34.605654	48,929.187
	2006	$26.412035	$37.335227	71,414.071
	2005	$23.426754	$26.412035	81,719.962
	2004	$17.747415	$23.426754	111,270
	2003	$13.160	$17.747415	171,570
	2002	$12.785	$13.160	172,881
	2001	$11.558	$12.785	181,945
	2000	$8.998	$11.558	114,722
	1999	$10.000	$8.998	54,834

62

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JP Morgan Enhanced Index VP – Initial Class	2009	$9.561646	$12.310946	217,711.306
Subaccount Inception Date October 13, 1997	2008	$15.361466	$9.561646	239,326.218
	2007	$14.790720	$15.361466	295,275.233
	2006	$12.909972	$14.790720	347,294.095
	2005	$12.559244	$12.909972	442,623.782
	2004	$11.386439	$12.559244	420,976
	2003	$8.888	$11.386439	665,507
	2002	$11.863	$8.888	497,933
	2001	$13.566	$11.863	605,185
	2000	$15.328	$13.566	641,465
	1999	$13.057	$15.328	434,242
	1998	$10.002	$13.057	272,747
	1997	$10.00	$10.002	34,587

Transamerica Focus VP – Initial Class (2)	2009	$0.820479	$1.042704	5,517.439
Subaccount Inception Date June 18, 2001	2008	$1.297769	$0.820479	5,517.439
	2007	$1.292862	$1.297769	5,517.439
	2006	$1.097576	$1.292862	5,517.439
	2005	$1.061410	$1.097576	5,517.439
	2004	$0.978856	$1.061410	12,446
	2003	$0.729	$0.978856	92,510.213
	2002	$0.975	$0.729	6,517
	2001	$1.000	$0.975	6,517

Transamerica MFS International Equity VP – Initial Class	2009	$1.074920	$1.417019	64,510.777
Subaccount Inception Date May 1, 2002	2008	$1.671990	$1.074920	100,479.675
	2007	$1.541803	$1.671990	90,124.072
	2006	$1.260924	$1.541803	123,725.155
	2005	$1.124436	$1.260924	129,637.320
	2004	$0.989796	$1.124436	158,465
	2003	$0.795	$0.989796	64,880.955
	2002	$1.000	$0.795	19,305

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.259128	$1.451583	1,305,619.511
Subaccount Inception Date May 1, 2002	2008	$1.303739	$1.259128	1,450,657.124
	2007	$1.204464	$1.303739	1,781,631.119
	2006	$1.163292	$1.204464	1,782,437.953
	2005	$1.144186	$1.163292	653,795.094
	2004	$1.102095	$1.144186	355,941
	2003	$1.057	$1.102095	465,901.044
	2002	$1.000	$1.057	313,392

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.657941	$0.906691	0.000
Subaccount Inception Date May 1, 2006	2008	$1.038825	$0.657941	16,458.355
	2007	$0.953944	$1.038825	0.000
	2006	$1.000000	$0.953944	0.000

Transamerica Efficient Markets VP – Initial Class	2009	$1.038061	$1.218564	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.038061	0.000

Transamerica Diversified Equity VP – Initial Class(3)	2009	$1.039225	$1.324938	44,197.096
Subaccount Inception Date July 1, 2002	2008	$1.857028	$1.039225	93,213.260
	2007	$1.621898	$1.857028	165,777.304
	2006	$1.374199	$1.621898	283,549.045
	2005	$1.286979	$1.374199	309,543.800
	2004	$8.828406	$1.286979	346,499
	2003	$7.209	$8.828406	66,025.152
	2002	$9.809	$7.209	115,687
	2001	$12.797	$9.809	161,472
	2000	$15.620	$12.797	260,965
	1999	$10.000	$15.620	155,589

63

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Initial Class(4)	2009	$0.861097	$1.105313	1,656,571.830
Subaccount Inception Date June 18, 2001	2008	$1.605203	$0.861097	1,853,266.977
	2007	$1.389423	$1.605203	2,170,738.483
	2006	$1.286344	$1.389423	2,914,463.375
	2005	$1.110971	$1.286344	1,542,179.343
	2004	$7.406285	$1.110971	1,379,374
	2003	$5.522	$7.406285	308,368.183
	2002	$8.473	$5.522	291,327
	2001	$10.207	$8.473	237,429
	2000	$14.961	$10.207	293,373
	1999	$10.000	$14.961	64,889

Transamerica Growth Opportunities VP – Initial Class	2009	$1.272284	$1.730002	43,968.275
Subaccount Inception Date June 18, 2001	2008	$2.167018	$1.272284	53,635.175
	2007	$1.772079	$2.167018	64,387.682
	2006	$1.696982	$1.772079	68,094.726
	2005	$1.469491	$1.696982	67,450.036
	2004	$1.268203	$1.469491	69,339
	2003	$0.973	$1.268203	49,123.604
	2002	$1.143	$0.973	45,054
	2001	$1.000	$1.143	1,000

Transamerica Science and Technology VP – Initial Class(3)	2009	$1.018842	$1.597009	0.000
Subaccount Inception Date July 1, 2002	2008	$1.994872	$1.018842	0.000
	2007	$1.512489	$1.994872	0.000
	2006	$1.507139	$1.512489	0.000
	2005	$1.486724	$1.507139	0.000
	2004	$1.384378	$1.486724	0.000
	2003	$0.923	$1.384378	0.000
	2002	$1.000	$0.923	100

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$20.794733	$29.588484	25,723.005
Subaccount Inception Date October 13, 1997	2008	$35.394843	$20.794733	25,943.601
	2007	$28.560397	$35.394843	33,728.305
	2006	$24.349604	$28.560397	35,228.546
	2005	$21.580876	$24.349604	47,453.857
	2004	$18.669705	$21.580876	61,703
	2003	$9.847	$18.669705	86,713
	2002	$16.372	$9.847	155,233
	2001	$12.796	$16.372	699,984
	2000	$11.600	$12.796	274,892
	1999	$9.024	$11.600	201,964

Transamerica Value Balanced VP – Initial Class(5)	2009	$1.031174	$1.264438	525,892.223
Subaccount Inception Date May 1, 2002	2008	$1.494206	$1.031174	545,008.035
	2007	$1.409317	$1.494206	630,205.547
	2006	$1.230580	$1.409317	711,677.126
	2005	$1.161965	$1.230580	794,645.441
	2004	$10.655504	$1.161965	976,395
	2003	$8.747	$10.655504	101,236
	2002	$9.842	$8.747	94,464
	2001	$10.128	$9.842	98,753
	2000	$10.592	$10.128	105,157
	1999	$10.000	$10.592	14,628

Transamerica Morgan Stanley Active International Allocation VP	2009	$10.472084	$13.097510	67,742.173
– Initial Class(6)	2008	$17.231985	$10.472084	80,851.597
Subaccount Inception Date October 13, 1997	2007	$15.003550	$17.231985	102,172.071
	2006	$12.226714	$15.003550	131,385.426
	2005	$10.814525	$12.226714	180,498.351
	2004	$9.380292	$10.814525	202,778
	2003	$7.109	$9.380292	245,313
	2002	$8.618	$7.109	460,527
	2001	$11.258	$8.618	607,891
	2000	$13.862	$11.258	483,666
	1999	$10.541	$13.862	366,344

64

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(7)	2009	$0.596675	$0.951836	42,656.003
Subaccount Inception Date June 18, 2001	2008	$1.118155	$0.596675	27,350.563
	2007	$0.918490	$1.118155	28,091.044
	2006	$0.841117	$0.918490	28,619.591
	2005	$0.787151	$0.841117	28,658.394
	2004	$0.739462	$0.787151	28,255
	2003	$0.581	$0.739462	26,700.574
	2002	$0.873	$0.581	41,547
	2001	$1.000	$0.873	25,642

AllianceBernstein Global Thematic Growth Portfolio – Class B	2009	$0.545979	$0.830715	14,129.674
Subaccount Inception Date June 18, 2001	2008	$1.046062	$0.545979	14,129.674
	2007	$0.878196	$1.046062	14,129.674
	2006	$0.815530	$0.878196	14,126.907
	2005	$0.791931	$0.815530	14,129.674
	2004	$0.758513	$0.791931	14,130
	2003	$0.531	$0.758513	14,129.674
	2002	$0.918	$0.531	15,130
	2001	$1.000	$0.918	1,000

AllianceBernstein Growth Portfolio – Class B	2009	$0.692029	$0.913545	26,854.883
Subaccount Inception Date June 18, 2001	2008	$1.213422	$0.692029	26,854.883
	2007	$1.084070	$1.213422	29,369.838
	2006	$1.104812	$1.084070	32,061.679
	2005	$0.996080	$1.104812	32,268.688
	2004	$0.875372	$0.996080	39,938
	2003	$0.654	$0.875372	0.000
	2002	$0.918	$0.654	1,000
	2001	$1.000	$0.918	1,000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.645470	$0.879253	0.000
Subaccount Inception Date June 18, 2001	2008	$1.079581	$0.645470	21,691.484
	2007	$0.956428	$1.079581	21,691.484
	2006	$0.968833	$0.956428	50,029.029
	2005	$0.849087	$0.968833	27,404.530
	2004	$0.788790	$0.849087	19,619
	2003	$0.644	$0.788790	11,464
	2002	$0.937	$0.644	55,749
	2001	$1.000	$0.937	18,708

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$10.589068	$13.220026	31,109.908
Subaccount Inception Date March 31, 1997	2008	$18.011397	$10.589068	61,348.639
	2007	$15.978616	$18.011397	64,808.103
	2006	$14.307909	$15.978616	55,618.011
	2005	$14.020673	$14.307909	55,465.068
	2004	$12.658764	$14.020673	47,446
	2003	$8.840000	$12.658764	57,066
	2002	$11.752000	$8.840000	48,960
	2001	$13.147000	$11.752000	60,992
	2000	$13.988000	$13.147000	49,289
	1999	$9.507000	$13.988000	12,554
	1998	$11.571000	$9.507000	11,989
	1997	$10.000000	$11.571000	7,407

Credit Suisse International Equity Flex III Portfolio(8)
Subaccount Inception Date December 10, 2009	2009	$1.000000	$1.009970	96,083.866

Credit Suisse International Equity Flex I Portfolio(8)	2008	$16.647931	$9.752883	48,071.084
Subaccount Inception Date March 31, 1997	2007	$14.371614	$16.647931	75,346.904
	2006	$12.190772	$14.371614	115,331.171
	2005	$10.447810	$12.190772	115,493.190
	2004	$9.164808	$10.447810	142,344
	2003	$6.931000	$9.164808	167,578
	2002	$8.727000	$6.931000	178,990
	2001	$11.279000	$8.727000	93,231
	2000	$15.319000	$11.279000	140,388
	1999	$10.049000	$15.319000	141,359

65

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Credit Suisse U.S. Equity Flex I Portfolio Subaccount Inception Date March 31, 1997	2009	$10.014713	$12.404307	27,129.435
	2008	$15.412515	$10.014713	32,320.204
	2007	$15.643654	$15.412515	54,858.831
	2006	$15.028516	$15.643654	71,095.390
	2005	$15.542412	$15.028516	72,471.464
	2004	$14.110015	$15.542412	92,015
	2003	$9.560000	$14.110015	110,338
	2002	$14.512000	$9.560000	131,281
	2001	$17.391000	$14.512000	206,863
	2000	$21.375000	$17.391000	558,195
	1999	$12.724000	$21.375000	275,865

DFA – VA Global Bond Portfolio Subaccount Inception Date January 18, 1995	2009	$20.879320	$21.743066	404,336.203
	2008	$20.118789	$20.879320	414,825.156
	2007	$19.210246	$20.118789	605,760.590
	2006	$18.638944	$19.210246	621,766.141
	2005	$18.450519	$18.638944	720,214.342
	2004	$18.069956	$18.450519	753,666
	2003	$17.693000	$18.069956	809,316
	2002	$16.196000	$17.693000	763,636
	2001	$15.386000	$16.196000	818,120
	2000	$14.565000	$15.386000	683,605
	1999	$14.091000	$14.565000	518,872

DFA – VA International Small Portfolio Subaccount Inception Date October 6, 1995	2009	$14.901527	$20.707949	258,354.452
	2008	$26.257613	$14.901527	337,816.457
	2007	$24.792666	$26.257613	347,460.775
	2006	$19.990937	$24.792666	416,369.391
	2005	$16.519544	$19.990937	555,959.410
	2004	$12.894695	$16.519544	730,401
	2003	$8.235000	$12.894695	767,292
	2002	$8.019000	$8.235000	884,737
	2001	$9.078000	$8.019000	890,072
	2000	$9.484000	$9.078000	790,399
	1999	$8.054000	$9.484000	784,305

DFA – VA International Value Portfolio Subaccount Inception Date October 3, 1995	2009	$18.773108	$25.728187	297,436.457
	2008	$34.867415	$18.773108	358,857.688
	2007	$31.688212	$34.867415	403,322.040
	2006	$23.717646	$31.688212	494,259.341
	2005	$20.501250	$23.717646	655,502.862
	2004	$16.283703	$20.501250	864,883
	2003	$10.910000	$16.283703	980,021
	2002	$12.026000	$10.910000	1,175,767
	2001	$14.387000	$12.026000	1,213,708
	2000	$14.660000	$14.387000	1,049,264
	1999	$12.092000	$14.660000	1,072,798

DFA – VA U.S. Large Value Portfolio Subaccount Inception Date January 18, 1995	2009	$20.562453	$26.544094	376,576.661
	2008	$34.437028	$20.562453	466,510.635
	2007	$35.713089	$34.437028	501,868.069
	2006	$30.001098	$35.713089	569,646.587
	2005	$27.530251	$30.001098	690,914.775
	2004	$23.604732	$27.530251	856,713
	2003	$17.667000	$23.604732	897,346
	2002	$22.329000	$17.667000	1,031,009
	2001	$22.545000	$22.329000	1,103,685
	2000	$20.831000	$22.545000	949,034
	1999	$20.013000	$20.831000	942,056

66

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
DFA – VA Short-Term Fixed Portfolio Subaccount Inception Date October 9, 1995	2009	$15.794483	$15.985114	582,909.705
	2008	$15.292447	$15.794483	514,859.239
	2007	$14.662905	$15.292447	823,505.195
	2006	$14.105109	$14.662905	787,749.211
	2005	$13.894007	$14.105109	899,407.208
	2004	$13.876360	$13.894007	960,799
	2003	$13.774000	$13.876360	1,160,101
	2002	$13.372000	$13.774000	1,121,756
	2001	$12.757000	$13.372000	1,109,254
	2000	$12.039000	$12.757000	990,473
	1999	$11.620000	$12.039000	1,002,680

DFA – VA U.S. Targeted Value Portfolio Subaccount Inception Date October 6, 1995	2009	$25.851235	$32.520962	208,948.359
	2008	$41.261403	$25.851235	262,539.166
	2007	$48.268976	$41.261403	295,607.924
	2006	$40.162336	$48.268976	331,092.435
	2005	$38.149891	$40.162336	423,368.472
	2004	$31.184051	$38.149891	618,201
	2003	$18.888000	$31.184051	717,600
	2002	$21.294000	$18.888000	824,097
	2001	$17.299000	$21.294000	822,245
	2000	$15.832000	$17.299000	772,512
	1999	$14.506000	$15.832000	764,208

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class Subaccount Inception Date June 18, 2001	2009	$0.648492	$0.859762	41,774.027
	2008	$0.997788	$0.648492	55,589.549
	2007	$0.934286	$0.997788	63,967.529
	2006	$0.863032	$0.934286	64,567.698
	2005	$0.840456	$0.863032	64,567.698
	2004	$0.798516	$0.840456	64,568
	2003	$0.639000	$0.798516	64,567.698
	2002	$0.908000	$0.639000	65,568
	2001	$1.000000	$0.908000	1,000

Dreyfus – VIF Appreciation – Service Class Subaccount Inception Date June 18, 2001	2009	$0.876128	$1.063979	0.000
	2008	$1.254784	$0.876128	19,477.279
	2007	$1.181988	$1.254784	61,768.178
	2006	$1.023726	$1.181988	61,768.178
	2005	$0.989615	$1.023726	63,024.386
	2004	$0.950483	$0.989615	61,903
	2003	$0.792	$0.950483	100,639.495
	2002	$0.959	$0.792	66,399
	2001	$1.000	$0.959	17,128

Federated Clover Value Fund II(9) Subaccount Inception Date March 10, 1995	2009	$18.925752	$21.570781	42,374.263
	2008	$28.772033	$18.925752	38,049.361
	2007	$32.058427	$28.772033	63,404.297
	2006	$27.623312	$32.058427	86,295.211
	2005	$26.472830	$27.623312	100,340.730
	2004	$24.271753	$26.472830	123,963
	2003	$19.131	$24.271753	181,842
	2002	$24.134	$19.131	237,204
	2001	$25.361	$24.134	377,246
	2000	$24.931	$25.361	352,733
	1999	$23.524	$24.931	327,212

Federated Capital Income Fund II Subaccount Inception Date July 20, 1995	2009	$13.661861	$17.411869	15,333.738
	2008	$17.270655	$13.661861	17,749.033
	2007	$16.708979	$17.270655	15,451.070
	2006	$14.542572	$16.708979	19,085.480
	2005	$13.771444	$14.542572	37,509.341
	2004	$12.609999	$13.771444	43,038
	2003	$10.518000	$12.609999	44,170
	2002	$13.920000	$10.518000	54,971
	2001	$16.239000	$13.920000	83,341
	2000	$18.110000	$16.239000	105,603
	1999	$17.924000	$18.110000	97,673

67

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Federated Fund for U.S. Government Securities II Subaccount Inception Date June 28, 1995	2009	$19.023115	$19.884787	116,210.160
	2008	$18.361462	$19.023115	141,396.224
	2007	$17.388494	$18.361462	193,115.879
	2006	$16.805776	$17.388494	201,515.600
	2005	$16.578556	$16.805776	256,300.708
	2004	$16.105222	$16.578556	297,704
	2003	$15.835000	$16.105222	387,836
	2002	$14.616000	$15.835000	559,822
	2001	$13.745000	$14.616000	695,682
	2000	$12.466000	$13.745000	590,014
	1999	$12.623000	$12.466000	547,797

Federated High Income Bond Fund II Subaccount Inception Date September 18, 1995	2009	$14.166879	$21.514199	113,247.123
	2008	$19.267604	$14.166879	119,419.551
	2007	$18.750641	$19.267604	149,449.284
	2006	$17.031897	$18.750641	214,350.649
	2005	$16.698744	$17.031897	254,389.168
	2004	$15.215940	$16.698744	303,789
	2003	$12.531000	$15.215940	351,231
	2002	$12.440000	$12.531000	359,156
	2001	$12.350000	$12.440000	468,114
	2000	$13.663000	$12.350000	528,372
	1999	$13.442000	$13.663000	589,780

Federated Prime Money Fund II Subaccount Inception Date December 7, 1994	2009	$15.159159	$15.129344	158,034.893
	2008	$14.879709	$15.159159	237,697.406
	2007	$14.296822	$14.879709	184,412.287
	2006	$13.763074	$14.296822	185,440.362
	2005	$13.487982	$13.763074	214,989.127
	2004	$13.466238	$13.487982	262,560
	2003	$13.462000	$13.466238	376,674
	2002	$13.366000	$13.462000	785,053
	2001	$12.962000	$13.366000	1,321,240
	2000	$12.304000	$12.962000	1,296,989
	1999	$11.835000	$12.304000	952,527

Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2009	$0.691234	$0.932014	142,489.299
	2008	$1.210280	$0.691234	263,384.615
	2007	$1.035939	$1.210280	0.000
	2006	$1.000000	$1.035939	0.000

Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2009	$1.112132	$1.547891	34,332.213
	2008	$1.848487	$1.112132	36,699.708
	2007	$1.609103	$1.848487	42,655.794
	2006	$1.437037	$1.609103	65,452.479
	2005	$1.222571	$1.437037	44,455.332
	2004	$1.000	$1.222571	49,131

Fidelity VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2009	$0.676343	$1.058944	128,862.202
	2008	$1.393896	$0.676343	25,141.673
	2007	$1.327020	$1.393896	25,141.673
	2006	$1.148082	$1.327020	25,141.673
	2005	$1.125557	$1.148082	25,141.673
	2004	$1.000	$1.125557	25,142

NVIT Developing Markets Fund(10) Subaccount Inception Date February 5, 1996	2009	$12.359231	$19.920664	45,851.456
	2008	$29.520112	$12.359231	69,412.895
	2007	$20.704447	$29.520112	85,052.843
	2006	$15.484852	$20.704447	109,321.500
	2005	$11.850324	$15.484852	150,138.318
	2004	$9.957720	$11.850324	203,184
	2003	$6.276000	$9.957720	207,243
	2002	$6.994000	$6.276000	336,438
	2001	$7.566000	$6.994000	322,089
	2000	$10.658000	$7.566000	311,907
	1999	$6.508000	$10.658000	227,382

68

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Seligman Capital – Class 2 Shares Subaccount Inception Date June 18, 2001	2009	$0.644907	$0.951165	67,910.980
	2008	$1.250436	$0.644907	72,526.490
	2007	$1.082679	$1.250436	75,684.389
	2006	$1.029913	$1.082679	76,128.158
	2005	$0.923862	$1.029913	76,751.489
	2004	$0.858577	$0.923862	76,394
	2003	$0.637000	$0.858577	19,266.647
	2002	$0.958000	$0.637000	31,700
	2001	$1.000000	$0.958000	22,563

Seligman Communications and Information – Class 2 Shares Subaccount Inception Date June 18, 2001	2009	$0.926477	$1.467086	41,880.725
	2008	$1.465735	$0.926477	42,338.091
	2007	$1.281615	$1.465735	45,199.559
	2006	$1.057207	$1.281615	54,909.813
	2005	$0.989604	$1.057207	55,145.639
	2004	$0.898480	$0.989604	58,592
	2003	$0.628000	$0.898480	7,391.562
	2002	$0.991000	$0.628000	8,765
	2001	$1.000000	$0.991000	6,018

Seligman Global Technology – Class 2 Shares Subaccount Inception Date June 18, 2001	2009	$0.730378	$1.176538	25,048.001
	2008	$1.233138	$0.730378	31,121.356
	2007	$1.076606	$1.233138	34,780.964
	2006	$0.920674	$1.076606	35,043.013
	2005	$0.858432	$0.920674	35,266.651
	2004	$0.832124	$0.858432	34,833
	2003	$0.616	$0.832124	34,771.816
	2002	$0.908	$0.616	31,702
	2001	$1.000	$0.908	1,000

Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2009	$0.900797	$1.131654	851,407.662
	2008	$1.437694	$0.900797	1,147,458.135
	2007	$1.373192	$1.437694	1,141,591.533
	2006	$1.194465	$1.373192	1,142,943.169
	2005	$1.147196	$1.194465	1,451,022.563
	2004	$1.042081	$1.147196	1,227,352
	2003	$0.816000	$1.042081	863,820.761
	2002	$1.000000	$0.816000	332,603

Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2009	$0.990167	$1.380944	98,781.883
	2008	$1.712888	$0.990167	94,739.209
	2007	$1.624344	$1.712888	231,954.469
	2006	$1.437207	$1.624344	191,536.049
	2005	$1.269154	$1.437207	189,212.254
	2004	$1.061727	$1.269154	213,788
	2003	$0.797000	$1.061727	168,033.293
	2002	$1.000000	$0.797000	26,738

Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2009	$1.263518	$1.621212	300,120.856
	2008	$2.026627	$1.263518	320,605.392
	2007	$2.445905	$2.026627	238,811.900
	2006	$1.824468	$2.445905	324,811.039
	2005	$1.641967	$1.824468	370,184.894
	2004	$1.266290	$1.641967	812,377
	2003	$0.941000	$1.266290	240,889.768
	2002	$1.000000	$0.941000	132,235

Vanguard – International Subaccount Inception Date May 1, 2007	2009	$0.591535	$0.839168	195,890.327
	2008	$1.080912	$0.591535	111,859.625
	2007	$1.000000	$1.080912	0.000

69

		0.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Vanguard – Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2009	$1.167051	$1.320221	542,800.426
	2008	$1.216702	$1.167051	253,165.517
	2007	$1.155054	$1.216702	602,341.023
	2006	$1.108055	$1.155054	524,509.007
	2005	$1.090718	$1.108055	483,081.580
	2004	$1.075578	$1.090718	437,812
	2003	$1.045000	$1.075578	543,197.414
	2002	$1.000000	$1.045000	72,773

Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2009	$1.331021	$1.400983	169,928.443
	2008	$1.273128	$1.331021	203,276.302
	2007	$1.197784	$1.273128	479,035.302
	2006	$1.155766	$1.197784	542,142.246
	2005	$1.135982	$1.155766	539,317.948
	2004	$1.097255	$1.135982	480,132
	2003	$1.062000	$1.097255	187,818.265
	2002	$1.000000	$1.062000	141,059

Wanger International Subaccount Inception Date September 18, 1995	2009	$34.404821	$51.199411	21,560.004
	2008	$63.658274	$34.404821	24,635.963
	2007	$55.088165	$63.658274	32,993.774
	2006	$40.423609	$55.088165	42,449.409
	2005	$33.478705	$40.423609	58,796.030
	2004	$25.866750	$33.478705	74,012
	2003	$17.489	$25.866750	120,840
	2002	$20.428	$17.489	107,625
	2001	$26.080	$20.428	131,125
	2000	$36.429	$26.080	149,543
	1999	$16.194	$36.429	182,333
	1998	$14.011	$16.194	193,817

Wanger USA Subaccount Inception Date September 20, 1995	2009	$25.202687	$35.613826	39,077.407
	2008	$42.057961	$25.202687	51,464.033
	2007	$40.168299	$42.057961	64,053.591
	2006	$37.477896	$40.168299	72,348.000
	2005	$33.905369	$37.477896	97,299.979
	2004	$28.839247	$33.905369	136,830
	2003	$20.267	$28.839247	206,683
	2002	$24.521	$20.267	159,837
	2001	$22.158	$24.521	193,912
	2000	$24.283	$22.158	174,047
	1999	$19.542	$24.283	164,471
	1998	$18.098	$19.542	181,215

WFAVT Small Cap Value Fund(11) Subaccount Inception Date October 13, 1997	2009	$9.628819	$15.323712	25,402.117
	2008	$17.477916	$9.628819	35,079.886
	2007	$17.715411	$17.477916	50,620.956
	2006	$15.407767	$17.715411	52,917.198
	2005	$13.311104	$15.407767	55,825.527
	2004	$11.474112	$13.311104	61,828
	2003	$8.245	$11.474112	65,649
	2002	$10.930	$8.245	101,342
	2001	$10.566	$10.930	113,896
	2000	$9.863	$10.566	62,591
	1999	$10.220	$9.863	53,258
	1998	$10.067	$10.220	61,989

70

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2009	$0.823868	$0.953656	0.000
	2008	$1.000000	$0.823868	0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2009	$0.727352	$0.892871	0.000
	2008	$1.000000	$0.727352	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.121188	$1.393560	1,385,763.475
	2008	$1.433189	$1.121188	525,046.818
	2007	$1.357347	$1.433189	822,690.587
	2006	$1.249478	$1.357347	391,141.716
	2005	$1.196796	$1.249478	318,647.301
	2004	$1.099033	$1.196796	130,336.081
	2003	$0.901	$1.099033	0.000
	2002	$1.000	$0.901	100

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$0.975014	$1.256320	83,005.760
	2008	$1.627352	$0.975014	154,980.656
	2007	$1.521618	$1.627352	100,775.107
	2006	$1.325911	$1.521618	44,908.422
	2005	$1.190160	$1.325911	41,740.306
	2004	$1.050140	$1.190160	94,903.793
	2003	$0.809	$1.050140	33,689.754
	2002	$1.000	$0.809	100

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.110473	$1.393209	241,365.842
	2008	$1.511226	$1.110473	261,085.936
	2007	$1.410426	$1.511226	606,955.242
	2006	$1.274668	$1.410426	782,404.195
	2005	$1.195226	$1.274668	42,067.960
	2004	$1.081041	$1.195226	42,067.960
	2003	$0.872	$1.081041	0.000
	2002	$1.000	$0.872	100

Transamerica Asset Allocation Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.056183	$1.343509	136,513.522
	2008	$1.582672	$1.056183	154,933.380
	2007	$1.479067	$1.582672	175,955.918
	2006	$1.309030	$1.479067	154,139.178
	2005	$1.199903	$1.309030	184,803.851
	2004	$1.064711	$1.199903	91,569.709
	2003	$0.844	$1.064711	628.296
	2002	$1.000	$0.844	714

Transamerica BlackRock Large Cap Value VP – Initial Class(1) Subaccount Inception Date November 19, 2009	2009	$0.984669	$1.003146	164,254.049

Transamerica Capital Guardian Value VP – Initial Class(1) Subaccount Inception Date May 1, 2004	2008	$1.310667	$0.786801	150,904.259
	2007	$1.409099	$1.310667	382,833.748
	2006	$1.218610	$1.409099	448,225.261
	2005	$1.139853	$1.218610	391,351.100
	2004	$1.000	$1.139853	341,631.884

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.592434	$2.108768	205,991.121
Subaccount Inception Date May 3, 1999	2008	$2.784456	$1.592434	213,980.280
	2007	$3.007087	$2.784456	303,956.885
	2006	$2.129400	$3.007087	243,430.059
	2005	$1.890591	$2.129400	183,372.557
	2004	$1.433686	$1.890591	249,353.599
	2003	$1.064	$1.433686	141,437.415
	2002	$1.035	$1.064	894,511
	2001	$1.000	$1.035	274,282

71

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JP Morgan Enhanced Index VP – Initial Class Subaccount Inception Date October 13, 1997	2009	$0.755010	$0.971153	221,208.333
	2008	$1.214189	$0.755010	376,754.552
	2007	$1.170247	$1.214189	450,354.749
	2006	$1.022456	$1.170247	329,649.305
	2005	$0.995663	$1.022456	239,167.447
	2004	$0.903588	$0.995663	356,013.180
	2003	$0.706	$0.903588	1,367,507.815
	2002	$0.943	$0.706	629,623
	2001	$1.000	$0.943	394,524

Transamerica Focus VP – Initial Class(2) Subaccount Inception Date June 18, 2001	2009	$0.814366	$1.033909	24,405.281
	2008	$1.289378	$0.814366	24,467.096
	2007	$1.285789	$1.289378	24,533.100
	2006	$1.092643	$1.285789	24,575.118
	2005	$1.057672	$1.092643	24,618.523
	2004	$0.976384	$1.057672	24,665.248
	2003	$0.728	$0.976384	29,344.251
	2002	$0.974	$0.728	174,848
	2001	$1.000	$0.974	1,000

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.067815	$1.406257	164,495.478
	2008	$1.662599	$1.067815	86,310.915
	2007	$1.534669	$1.662599	264,161.705
	2006	$1.256337	$1.534669	282,308.125
	2005	$1.121460	$1.256337	41,083.201
	2004	$0.988170	$1.121460	61,552.017
	2003	$0.795	$0.988170	573,521.694
	2002	$1.000	$0.795	2,481,763

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.250812	$1.440582	3,300,558.231
	2008	$1.296409	$1.250812	2,461,946.651
	2007	$1.198895	$1.296409	2,136,858.946
	2006	$1.159058	$1.198895	1,339,704.667
	2005	$1.141145	$1.159058	948,781.784
	2004	$1.100269	$1.141145	469,691.245
	2003	$1.057	$1.100269	438,083.214
	2002	$1.000	$1.057	185,509

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date May 1, 2006	2009	$0.656205	$0.903397	352,166.472
	2008	$1.037117	$0.656205	100,967.961
	2007	$0.953327	$1.037117	34,944.244
	2006	$1.000000	$0.953327	31,334.614

Transamerica Efficient Markets VP – Initial Class Subaccount Inception Date November 10, 2008	2009	$1.037918	$1.217186	0.000
	2008	$1.000000	$1.037918	0.000

Transamerica Diversified Equity VP – Initial Class(3) Subaccount Inception Date May 3, 1999	2009	$1.032537	$1.315098	30,043.087
	2008	$1.846913	$1.032537	6,126.608
	2007	$1.614679	$1.846913	6,126.987
	2006	$1.369443	$1.614679	6,126.987
	2005	$1.283805	$1.369443	8,614.606
	2004	$1.181650	$1.283805	5,161.672
	2003	$0.939	$1.181650	0.000
	2002	$1.000	$0.939	100

Transamerica WMC Diversified Growth VP – Initial Class(4) Subaccount Inception Date June 18, 2001	2009	$0.854679	$1.095985	748,354.731
	2008	$1.594824	$0.854679	697,418.419
	2007	$1.381826	$1.594824	751,404.778
	2006	$1.280569	$1.381826	1,045,357.865
	2005	$1.107079	$1.280569	668,383.796
	2004	$0.963156	$1.107079	442,463.183
	2003	$0.739	$0.963156	132,041.061
	2002	$0.958	$0.739	93,160
	2001	$1.000	$0.958	53,004

72

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date June 18, 2001	2009	$1.262783	$1.715387	126,293.856
	2008	$2.152988	$1.262783	63,272.284
	2007	$1.762364	$2.152988	146,217.403
	2006	$1.689349	$1.762364	107,270.596
	2005	$1.464337	$1.689349	82,018.060
	2004	$1.265019	$1.464337	155,419.222
	2003	$0.971	$1.265019	87,676.723
	2002	$1.142	$0.971	77,058
	2001	$1.000	$1.142	1,000

Transamerica Science and Technology VP – Initial Class(3) Subaccount Inception Date July 1, 2002	2009	$1.012267	$1.585136	2,658.363
	2008	$1.983985	$1.012267	2,660.201
	2007	$1.505735	$1.983985	2,661.979
	2006	$1.501894	$1.505735	2,661.979
	2005	$1.482571	$1.501894	13,623.789
	2004	$1.382303	$1.482571	0.000
	2003	$0.923	$1.382303	0.000
	2002	$1.000	$0.923	1,441

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date October 13, 1997	2009	$1.296675	$1.843184	196,535.472
	2008	$2.209283	$1.296675	67,795.772
	2007	$1.784469	$2.209283	6,767.293
	2006	$1.522885	$1.784469	6,849.837
	2005	$1.351056	$1.522885	25,269.206
	2004	$1.169963	$1.351056	25,270.111
	2003	$0.618	$1.169963	72,001.844
	2002	$1.028	$0.618	125,527
	2001	$1.000	$1.028	3,627,352

Transamerica Value Balanced VP – Initial Class(5) Subaccount Inception Date May 1, 2002	2009	$1.024356	$1.254833	155,701.606
	2008	$1.485824	$1.024356	15,082.398
	2007	$1.402810	$1.485824	59,692.990
	2006	$1.226111	$1.402810	88,925.893
	2005	$1.158896	$1.226111	160,242.752
	2004	$1.061814	$1.158896	172,451.380
	2003	$0.890	$1.061814	28,643.812
	2002	$1.000	$0.890	100

Transamerica Morgan Stanley Active International Allocation VP – Initial Class (6) Subaccount Inception Date October 13, 1997	2009	$1.112090	$1.389521	131,136.113
	2008	$1.831795	$1.112090	153,771.834
	2007	$1.596493	$1.831795	218,674.036
	2006	$1.302305	$1.596493	172,677.792
	2005	$1.153030	$1.302305	80,040.571
	2004	$1.001104	$1.153030	149,064.803
	2003	$0.759	$1.001104	159,465.145
	2002	$0.922	$0.759	491,308
	2001	$1.000	$0.922	397,745

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(7) Subaccount Inception Date June 18, 2001	2009	$0.592214	$0.943775	464,706.225
	2008	$1.110891	$0.592214	20,254.345
	2007	$0.913439	$1.110891	152,129.663
	2006	$0.837324	$0.913439	49,829.856
	2005	$0.784383	$0.837324	78,862.301
	2004	$0.737599	$0.784383	63,389.867
	2003	$0.580	$0.737599	72,917.580
	2002	$0.873	$0.580	114,090
	2001	$1.000	$0.873	24,085

AllianceBernstein Global Thematic Growth Portfolio – Class B Subaccount Inception Date June 18, 2001	2009	$0.541901	$0.823692	0.000
	2008	$1.039271	$0.541901	0.000
	2007	$0.873362	$1.039271	0.000
	2006	$0.811860	$0.873362	0.000
	2005	$0.789151	$0.811860	4,667.547
	2004	$0.756591	$0.789151	4,469.141
	2003	$0.530	$0.756591	494,672.402
	2002	$0.918	$0.530	9,211
	2001	$1.000	$0.918	1,000

73

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth Portfolio – Class B	2009	$0.686852	$0.905811	16,946.922
Subaccount Inception Date June 18, 2001	2008	$1.205553	$0.686852	68,262.039
	2007	$1.078118	$1.205553	77,474.204
	2006	$1.099834	$1.078118	78,313.840
	2005	$0.992572	$1.099834	116,864.962
	2004	$0.873163	$0.992572	148,989.076
	2003	$0.653	$0.873163	108,827.248
	2002	$0.917	$0.653	109,977
	2001	$1.000	$0.917	1,000

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.640654	$0.871834	0.000
Subaccount Inception Date June 18, 2001	2008	$1.072589	$0.640654	0.000
	2007	$0.951182	$1.072589	0.000
	2006	$0.964473	$0.951182	0.000
	2005	$0.846104	$0.964473	59,279.966
	2004	$0.786798	$0.846104	0.000
	2003	$0.643	$0.786798	16,521.337
	2002	$0.936	$0.643	20,538
	2001	$1.000	$0.936	14,559

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$0.862762	$1.076049	301,572.083
Subaccount Inception Date March 31, 1997	2008	$1.468969	$0.862762	325,293.988
	2007	$1.304487	$1.468969	361,277.468
	2006	$1.169252	$1.304487	196,947.236
	2005	$1.146916	$1.169252	123,603.591
	2004	$1.036545	$1.146916	48,757.382
	2003	$0.725	$1.036545	55,416.233
	2002	$0.964	$0.725	70,407
	2001	$1.000	$0.964	21,506

Credit Suisse International Equity Flex III Portfolio(8) Subaccount Inception Date December 10, 2009	2009	$1.000000	$1.009911	299,815.140

Credit Suisse International Equity Flex I Portfolio(8)	2008	$1.775384	$1.039036	234,263.576
Subaccount Inception Date March 31, 1997	2007	$1.534160	$1.775384	307,429.393
	2006	$1.302639	$1.534160	301,325.009
	2005	$1.117506	$1.302639	321,882.953
	2004	$0.981253	$1.117506	203,564.052
	2003	$0.743	$0.981253	87,044.177
	2002	$0.936	$0.743	31,894
	2001	$1.000	$0.936	28,079

Credit Suisse U.S. Equity Flex I Portfolio	2009	$0.709927	$0.878443	269,267.367
Subaccount Inception Date March 31, 1997	2008	$1.093663	$0.709927	166,755.651
	2007	$1.111172	$1.093663	112,379.124
	2006	$1.068542	$1.111172	137,397.136
	2005	$1.106177	$1.068542	159,638.296
	2004	$1.005225	$1.106177	122,929.068
	2003	$0.682	$1.005225	100,732.229
	2002	$1.036	$0.682	700,135
	2001	$1.000	$1.036	36,710

DFA – VA Global Bond Portfolio	2009	$1.316861	$1.369980	3,295,688.125
Subaccount Inception Date January 18, 1995	2008	$1.270151	$1.316861	3,395,004.580
	2007	$1.213998	$1.270151	4,528,191.634
	2006	$1.179060	$1.213998	3,255,592.709
	2005	$1.168298	$1.179060	2,474,387.359
	2004	$1.145334	$1.168298	1,019,243.257
	2003	$1.123	$1.145334	1,057,068.273
	2002	$1.029	$1.123	825,655
	2001	$1.000	$1.029	484,612

DFA – VA International Small Portfolio	2009	$1.613469	$2.239936	1,624,712.511
Subaccount Inception Date October 6, 1995	2008	$2.845878	$1.613469	1,786,159.442
	2007	$2.689786	$2.845878	1,927,451.361
	2006	$2.170995	$2.689786	1,578,095.536
	2005	$1.795784	$2.170995	1,410,591.034
	2004	$1.403131	$1.795784	526,805.875
	2003	$0.897	$1.403131	397,317.897
	2002	$0.874	$0.897	298,749
	2001	$1.000	$0.874	111,015

74

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
DFA – VA International Value Portfolio	2009	$1.403761	$1.921919	2,676,175.771
Subaccount Inception Date October 3, 1995	2008	$2.609832	$1.403761	2,991,639.307
	2007	$2.374239	$2.609832	2,950,016.520
	2006	$1.778797	$2.374239	2,457,066.647
	2005	$1.539099	$1.778797	2,111,302.874
	2004	$1.223687	$1.539099	1,324,915.181
	2003	$0.821	$1.223687	1,018,620.501
	2002	$0.906	$0.821	849,763
	2001	$1.000	$0.906	395,967

DFA – VA U.S. Large Value Portfolio	2009	$0.860061	$1.109158	5,835,679.865
Subaccount Inception Date January 18, 1995	2008	$1.441822	$0.860061	6,481,822.264
	2007	$1.496749	$1.441822	6,356,491.840
	2006	$1.258606	$1.496749	5,292,496.499
	2005	$1.156087	$1.258606	4,122,414.256
	2004	$0.992228	$1.156087	2,738,097.837
	2003	$0.743	$0.992228	1,975,692.826
	2002	$0.940	$0.743	1,456,894
	2001	$1.000	$0.940	874,090

DFA – VA Short-Term Fixed Portfolio	2009	$1.202571	$1.215846	4,379,838.288
Subaccount Inception Date October 9, 1995	2008	$1.165498	$1.202571	4,369,461.200
	2007	$1.118629	$1.165498	4,747,373.593
	2006	$1.077128	$1.118629	3,122,824.176
	2005	$1.062080	$1.077128	2,545,735.191
	2004	$1.061815	$1.062080	1,751,843.893
	2003	$1.055	$1.061815	1,046,833.978
	2002	$1.025	$1.055	1,027,233
	2001	$1.000	$1.025	150,702

DFA – VA U.S. Targeted Value Portfolio	2009	$1.260192	$1.583751	2,625,017.932
Subaccount Inception Date October 6, 1995	2008	$2.013419	$1.260192	2,732,911.590
	2007	$2.357726	$2.013419	3,077,617.135
	2006	$1.963698	$2.357726	2,815,838.096
	2005	$1.867137	$1.963698	2,417,755.350
	2004	$1.527732	$1.867137	1,209,931.783
	2003	$0.926	$1.527732	914,254.787
	2002	$1.045	$0.926	492,826
	2001	$1.000	$1.045	142,446

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2009	$0.643655	$0.852501	0.000
Subaccount Inception Date June 18, 2001	2008	$0.991328	$0.643655	1,196.458
	2007	$0.929166	$0.991328	6,730.009
	2006	$0.859154	$0.929166	6,145.081
	2005	$0.837514	$0.859154	105,744.537
	2004	$0.796501	$0.837514	103,043.648
	2003	$0.638	$0.796501	82,137.189
	2002	$0.907	$0.638	37,422
	2001	$1.000	$0.907	8,766

Dreyfus – VIF Appreciation – Service Class	2009	$0.869594	$1.054985	4,183.137
Subaccount Inception Date June 18, 2001	2008	$1.246671	$0.869594	18,248.060
	2007	$1.175527	$1.246671	18,287.824
	2006	$1.019142	$1.175527	55,472.865
	2005	$0.986163	$1.019142	106,553.489
	2004	$0.948103	$0.986163	89,101.357
	2003	$0.791	$0.948103	78,836.449
	2002	$0.958	$0.791	128,122
	2001	$1.000	$0.958	108,528

Federated Clover Value Fund II(9)	2009	$0.742810	$0.845790	181,632.233
Subaccount Inception Date March 10, 1995	2008	$1.130392	$0.742810	205,756.475
	2007	$1.260765	$1.130392	372,015.737
	2006	$1.087418	$1.260765	416,333.913
	2005	$1.043162	$1.087418	459,585.748
	2004	$0.957386	$1.043162	421,219.153
	2003	$0.755	$0.957386	326,349.257
	2002	$0.954	$0.755	341,691
	2001	$1.000	$0.954	109,586

75

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Federated Capital Income Fund II	2009	$0.887741	$1.130295	191,417.196
Subaccount Inception Date July 20, 1995	2008	$1.123355	$0.887741	171,273.523
	2007	$1.087909	$1.123355	352,386.189
	2006	$0.947787	$1.087909	478,278.433
	2005	$0.898411	$0.947787	288,725.443
	2004	$0.823457	$0.898411	168,337.700
	2003	$0.688	$0.823457	189,040.543
	2002	$0.911	$0.688	49,389
	2001	$1.000	$0.911	41,288

Federated Fund for U.S. Government Securities II	2009	$1.334027	$1.393069	624,971.192
Subaccount Inception Date June 28, 1995	2008	$1.288914	$1.334027	850,216.599
	2007	$1.221828	$1.288914	1,123,912.431
	2006	$1.182055	$1.221828	277,612.180
	2005	$1.167228	$1.182055	411,877.137
	2004	$1.135042	$1.167228	376,640.276
	2003	$1.117	$1.135042	260,708.164
	2002	$1.032	$1.117	368,504
	2001	$1.000	$1.032	146,980

Federated High Income Bond Fund II	2009	$1.120629	$1.700132	508,416.917
Subaccount Inception Date September 18, 1995	2008	$1.525617	$1.120629	446,059.149
	2007	$1.486169	$1.525617	823,772.059
	2006	$1.351274	$1.486169	633,521.584
	2005	$1.326143	$1.351274	792,796.237
	2004	$1.209590	$1.326143	592,222.834
	2003	$0.997	$1.209590	2,900,468.282
	2002	$0.991	$0.997	3,296,306
	2001	$1.000	$0.991	2,697,353

Federated Prime Money Fund II	2009	$1.138773	$1.135419	3,112,229.480
Subaccount Inception Date December 7, 1994	2008	$1.118890	$1.138773	6,486,557.249
	2007	$1.076133	$1.118890	6,128,874.701
	2006	$1.036978	$1.076133	3,740,305.057
	2005	$1.017256	$1.036978	1,300,405.488
	2004	$1.016629	$1.017256	787,903.096
	2003	$1.017	$1.016629	709,882.433
	2002	$1.011	$1.017	1,950,712
	2001	$1.000	$1.011	562,953

Fidelity VIP Mid Cap Portfolio – Initial Class	2009	$1.106984	$1.539202	158,036.827
Subaccount Inception Date May 1, 2004	2008	$1.841767	$1.106984	201,477.156
	2007	$1.604856	$1.841767	318,481.093
	2006	$1.434664	$1.604856	462,840.849
	2005	$1.221755	$1.434664	302,141.439
	2004	$1.000	$1.221755	224,026.263

Fidelity VIP Value Strategies Portfolio – Initial Class	2009	$0.673217	$1.052999	602,849.887
Subaccount Inception Date May 1, 2004	2008	$1.388839	$0.673217	21,992.931
	2007	$1.323523	$1.388839	137,327.067
	2006	$1.146197	$1.323523	911.355
	2005	$1.124815	$1.146197	1,035.219
	2004	$1.000	$1.124815	1,435.910

NVIT Developing Markets Fund(10)	2009	$1.703041	$2.742248	506,275.529
Subaccount Inception Date February 5, 1996	2008	$4.071796	$1.703041	395,134.780
	2007	$2.858661	$4.071796	444,202.252
	2006	$2.140103	$2.858661	531,265.945
	2005	$1.639412	$2.140103	593,387.513
	2004	$1.378954	$1.639412	207,493.666
	2003	$0.870	$1.378954	298,053.075
	2002	$0.970	$0.870	203,957
	2001	$1.000	$0.970	98,927

76

		0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Seligman Capital – Class 2 Shares	2009	$0.640088	$0.943116	5,630.457
Subaccount Inception Date June 18, 2001	2008	$1.242352	$0.640088	16,577.924
	2007	$1.076742	$1.242352	16,777.945
	2006	$1.025281	$1.076742	16,868.327
	2005	$0.920609	$1.025281	19,758.756
	2004	$0.856427	$0.920609	25,681.930
	2003	$0.636	$0.856427	17,601.331
	2002	$0.958	$0.636	21,618
	2001	$1.000	$0.958	1,000

Seligman Communications and Information – Class 2 Shares	2009	$0.919558	$1.454690	0.000
Subaccount Inception Date June 18, 2001	2008	$1.456231	$0.919558	0.000
	2007	$1.274579	$1.456231	0.000
	2006	$1.052448	$1.274579	0.000
	2005	$0.986125	$1.052448	0.000
	2004	$0.896210	$0.986125	0.000
	2003	$0.627	$0.896210	95,415.394
	2002	$0.990	$0.627	8,107
	2001	$1.000	$0.990	8,107

Seligman Global Technology – Class 2 Shares	2009	$0.724925	$1.166602	13,022.167
Subaccount Inception Date June 18, 2001	2008	$1.225154	$0.724925	13,228.350
	2007	$1.070706	$1.225154	13,437.452
	2006	$0.916532	$1.070706	13,531.924
	2005	$0.855419	$0.916532	17,094.191
	2004	$0.830041	$0.855419	17,307.639
	2003	$0.615	$0.830041	138,499.989
	2002	$0.908	$0.615	8,102
	2001	$1.000	$0.908	1,000

Vanguard – Equity Index	2009	$0.894835	$1.123044	3,185,467.046
Subaccount Inception Date May 1, 2002	2008	$1.429603	$0.894835	2,987,736.500
	2007	$1.366826	$1.429603	2,720,577.094
	2006	$1.190108	$1.366826	2,303,408.299
	2005	$1.144147	$1.190108	1,997,657.075
	2004	$1.040340	$1.144147	1,199,088.521
	2003	$0.816	$1.040340	601,035.067
	2002	$1.000	$0.816	169,375

Vanguard – Mid-Cap Index	2009	$0.983603	$1.370434	1,257,052.983
Subaccount Inception Date May 1, 2002	2008	$1.703236	$0.983603	1,288,940.040
	2007	$1.616796	$1.703236	1,505,146.241
	2006	$1.431957	$1.616796	1,198,117.291
	2005	$1.265777	$1.431957	860,565.638
	2004	$1.059954	$1.265777	657,374.892
	2003	$0.797	$1.059954	375,251.347
	2002	$1.000	$0.797	38,402

Vanguard – REIT Index	2009	$1.255178	$1.608907	806,140.152
Subaccount Inception Date May 1, 2002	2008	$2.015271	$1.255178	842,300.172
	2007	$2.434636	$2.015271	542,455.051
	2006	$1.817860	$2.434636	573,814.059
	2005	$1.637629	$1.817860	412,308.480
	2004	$1.264203	$1.637629	451,134.496
	2003	$0.940	$1.264203	796,775.233
	2002	$1.000	$0.940	70,731

Vanguard International	2009	$0.590557	$0.836939	571,325.397
Subaccount Inception Date May 1, 2007	2008	$1.080202	$0.590557	468,647.692
	2007	$1.000000	$1.080202	0.000

Vanguard – Short-Term Investment-Grade	2009	$1.159317	$1.310158	2,174,669.489
Subaccount Inception Date May 1, 2002	2008	$1.209831	$1.159317	1,624,972.547
	2007	$1.149679	$1.209831	1,839,908.393
	2006	$1.104000	$1.149679	1,359,403.994
	2005	$1.087798	$1.104000	1,142,790.161
	2004	$1.073787	$1.087798	810,288.698
	2003	$1.045	$1.073787	703,167.020
	2002	$1.000	$1.045	332,533

77

			0.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Vanguard – Total Bond Market Index	2009	$1.322209	$1.390332	1,620,590.868
Subaccount Inception Date May 1, 2002	2008	$1.265951	$1.322209	1,441,962.202
	2007	$1.192224	$1.265951	1,710,133.553
	2006	$1.151548	$1.192224	1,225,763.972
	2005	$1.132964	$1.151548	464,698.859
	2004	$1.095438	$1.132964	328,976.964
	2003	$1.061	$1.095438	357,180.924
	2002	$1.000	$1.061	100

Wanger International	2009	$1.425175	$2.118764	242,219.984
Subaccount Inception Date September 18, 1995	2008	$2.639595	$1.425175	260,112.179
	2007	$2.286518	$2.639595	345,045.751
	2006	$1.679508	$2.286518	262,088.161
	2005	$1.392339	$1.679508	146,456.705
	2004	$1.076834	$1.392339	454,008.176
	2003	$0.729	$1.076834	248,012.565
	2002	$0.852	$0.729	128,225
	2001	$1.000	$0.852	16,496

Wanger USA	2009	$1.033793	$1.459396	643,088.987
Subaccount Inception Date September 20, 1995	2008	$1.726906	$1.033793	693,532.203
	2007	$1.650964	$1.726906	1,043,658.627
	2006	$1.541919	$1.650964	1,169,927.477
	2005	$1.396325	$1.541919	953,921.041
	2004	$1.188865	$1.396325	661,593.565
	2003	$0.836	$1.188865	687,354.715
	2002	$1.013	$0.836	333,159
	2001	$1.000	$1.013	180,422

WFAVT Small Cap Value Fund(11)	2009	$0.851567	$1.353869	160,517.795
Subaccount Inception Date October 13, 1997	2008	$1.547287	$0.851567	19,402.256
	2007	$1.569876	$1.547287	24,964.614
	2006	$1.366730	$1.569876	412,990.563
	2005	$1.181914	$1.366730	485,888.681
	2004	$1.019821	$1.181914	357,556.116
	2003	$0.742	$1.019821	291,360.828
	2002	$0.973	$0.742	154,647
	2001	$1.000	$0.973	4,683

(1)	Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Formerly known Transamerica Legg Mason Partners All Cap VP.
(3)	Effective on or about May 1, 2010, Transamerica Science & Technology VP merged into Transamerica Templeton Global VP on the same day Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Equity VP.
(5)	Effective on or about May 1, 2010, Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(6)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(7)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(8)	Effective on or about December 11, 2009, Credit Suisse International Equity Flex I merged into Credit Suisse International Equity Flex III Portfolio.
(9)	Effective on or about March 12, 2010, Federated Clover Value Fund II merged into Federated Capital Appreciation Fund II.
(10)	Formerly known as Gartmore NVIT Developing Markets Fund.
(11)	Formerly known as WFAVT Small/Mid Cap Value Fund.

The Federated Capital Appreciation Fund II and the Transamerica Balanced VP had not commenced operations as of December 31, 2009 therefore, comparable data is not available.

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APPENDIX B: POLICY FORM NUMBER NA103

If you are a Policy Owner of Policy Form Number NA103, below is a description of the significant features of your Policy and the available investment choices that may be different than those described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual Policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy Form Number NA103.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profits for any proper purpose, including distribution expenses.

79

Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Cash Value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.50%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	0.65%

(1)	Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses this charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2009. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.33%	2.57%

(1)	The fee table information relating to the Portfolios was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2009, and the highest combination of Separate Account expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your

80

expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$328	$1001	$1698	$3550

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

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(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase, depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

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If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX C: POLICY FORM NUMBER AV515 101 130 600

If you are a Policy Owner of Policy Form Number AV515 101 130 600, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual Policy and any attachments for determining your specific coverage.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Interest Payments Option, Income for a Specified Period Option, and Income for a Specified Amount listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

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Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Monumental agree. You and Monumental will agree on withdrawal rights when you elect this option.

•	Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

•	Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the Annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the Annuitant’s lifetime or ten years.

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Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the Annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the Annuitant.

•	10 Years Certain—Payments will be made for the longer of the Annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the Annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the Annuitant. (For qualified policies, the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at Policy issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender

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Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

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Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

•	Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the Annuitant and a Joint Annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule).

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving Annuitant. (For qualified policies the death benefit ceases on the date the surviving Joint Annuitant reaches the IRS joint age limitation.)

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.60%, 0.50% or 0.40% (depending on the selected Death Benefit Option) of the net asset value of the Separate Account.

We guarantee that these annual charges will not increase. If the charges are more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses
Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each transfer in excess of 12 per Policy Year.
(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.60%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses(2)	0.75%
Annual Optional Rider Fees:
Additional Death Benefit Fee(3)	0.25%
Additional Death Distribution – II(4)	0.55%

(1)	Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If we assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.
(2)	Total Annual Separate Account Expenses shown (0.75%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.
(3)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.
(4)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination.

The next item shows the lowest and highest total operating expenses charged by the Portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.90%

(1)	The fee table information relating to the Portfolios is for the year ending December 31, 2009 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisors or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE A

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The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2009, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$469	$1411	$2359	$4756
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$459	$1383	$2315	$4678
Return of Premium Death Benefit Option (0.60%)	$454	$1369	$2292	$4639

EXAMPLE TABLE B

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2009, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider has been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (0.75%)	$524	$1577	$2637	$5316
6 Year Step-Up to Age 81 Death Benefit Option (0.65%)	$514	$1549	$2593	$5241
Return of Premium Death Benefit Option (0.60%)	$509	$1535	$2571	$5203

You should not consider these examples to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown. In addition, your rate of return may be more or less than the 5% assumed in the example.

For information concerning compensation paid for sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

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DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental; or

(2)	the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the

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Beneficiary.

Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

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If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase.

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Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted;

•	the SEC permits a delay for your protection as a Contract Owner; or

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX D

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

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TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $10,000

EWD = $5,500 ($10,000 - $4,500)

PV = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

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ADVISOR’S EDGE® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge® Variable Annuity dated May 1, 2010

SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE® VARIABLE ANNUITY

Offered by

Monumental Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2010, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2010

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month following the month in which the annuitant attains age 95 (the “maximum annuitization commencement date”), except expressly allowed by Monumental .

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the Guaranteed Period Options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a Guaranteed Period Option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of Monumental’s general assets and are not in the separate account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear – along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents – so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy — A policy that does not qualify for special federal income tax treatment under the Code.

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Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that Monumental establishes for such notices.

4

THE POLICY — GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, however, Monumental is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

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MISSTATEMENT OF AGE OR GENDER

Monumental may require proof of age and genderbefore making Annuity Payments. If the Annuitant's stated age, gender or both in the Policy are incorrect, Monumental will change the annuity benefits payable to those benefits which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant's lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives, in good order at the Administrative and Service Office, the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a Guaranteed Period Option below the Premium Payments and transfers to that Guaranteed Period Option, less any prior partial withdrawals and transfers from the Guaranteed Period Option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S =	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G =	the guaranteed interest rate applicable to S.

C =	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy form, or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. The floor on a negative EIA is effective on full surrender.

6

On full surrender, each Guaranteed Period Option’s contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = Cash Value*	= Policy value + excess interest adjustment = 54,181.21 + (-3,052.00) = 51,129.21

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value = CashValue*	= 54,181.21 + 1,750.00 = 55,931.21

*	Upon full surrender of the policy, the cash value will never be less than that required by the nonforfeiture laws as applicable in the state issue.

7

On a partial surrender, Monumental will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender; and
E	=	the excess interest adjustment

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 - (-553.66)) = 33,627.55

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R – E)
= 54,181.21 - (20,000.00 – 553.66) = 34,734.87

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A, B and C thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the

8

Policy Owner and based on an assumed interest rate of 5%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99986634 per day), which recognizes an assumed interest rate of 5% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 0.40% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the A2000 Table, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females) at the minimum guaranteed interest rate.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order, at least ten Business Days before the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $10 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

DEATH BENEFIT

Adjusted Partial Surrender. In the event you make a partial surrender (withdrawal) of your Policy, the amount of your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount

9

of the reduction depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial surrender is (1) multiplied by (2), where:

(1)	is the gross partial surrender, where the gross partial surrender = requested partial surrender minus excess interest adjustment; and

(2)	is the adjustment factor, which = current death proceeds before the surrender divided by the current policy value before the surrender, where death proceeds equal the maximum of policy value, cash value, and guaranteed minimum death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1 (Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$5,000	Excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$14,900	reduction in policy value = 15000 - 100
$22,350	adjusted partial surrender = 14,900 * (75,000/50,000)
$52,650	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,350
$35,100	new policy value (after surrender)=50,000 – 14,900

Summary:
Reduction in guaranteed minimum death benefit	= $	22,350
Reduction in policy value	= $	14,900

Note, the guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just before the surrender.

EXAMPLE 2 (Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
$15,000	requested surrender
$7,500	excess interest adjustment-free amount (assumes 10% penalty free surrender is available)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$15,100	reduction in policy value = $15,000 - (- 100) = 15,000 + 100
$15,100	adjusted partial surrender = $15,100 * (75,000/75,000)
$34,900	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,100
$59,900	new policy value (after surrender) = 75,000 – 15,100

Summary:
Reduction in guaranteed minimum death benefit	= $	15,100
Reduction in policy value	= $	15,100

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just before the surrender.

10

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments (i.e. the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

Expenses included in the calculations are 0.40% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

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Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)6-1]

      cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including any contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n =ERV

Where:

(1) [P]	equals a hypothetical initial Premium Payment of $1,000;

(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

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NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

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Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

•

Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

•

Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

•

Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

•

Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

•

Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

•

Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

•

Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

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•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental’s general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law – e.g. civil union partners and same-sex

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marriages spouses – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies and Roth IRA policies. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

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For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to

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a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

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STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa Department of Commerce, Insurance Division. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account the operations of Monumental are also examined periodically by the National Association of Insurance Commissioners. In addition, Monumental is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Monumental sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA, Inc. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through fee-only advisors who are not paid a commission. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. During fiscal years 2009, 2008 and 2007, TCI paid no amounts in commissions in connection with the sale of the Policies.

ADMINISTRATIVE SERVICES CONTRACTS

We and TCI, the principal underwriter for the Policies, have contracted with Planning Corporation of America (“PCA”), a subsidiary of Raymond James & Associates, Inc., to provide certain administrative services to owners who purchase a Policy through registered representatives of PCA. The administrative services include customer application processing, agent insurance licensing and appointment process, and aggregation of customer statements. We pay Planning Corporation of America a fee equal to 0.15% of the amount of assets in the Policy that are sold by PCA registered representatives. During 2007, 2008 and 2009, we paid PCA $4,900.57, $3,738.71, and $3,343.77 respectively, in connection with this contract.

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We have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include customer application or order form processing, ongoing customer service and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2008 and 2009, we paid Low Load $0.00 and $161.18, respectively, in connection with this contract.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, an Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners as of December 31, 2009, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company as of December 31, 2009, and 2008, and for each of the three years in the period ended December 31, 2009, including the Reports of Independent Registered Public Accounting Firm thereon, also are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Policies. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

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THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Separate Account VA CC

By

Monumental Life Insurance Company

Prospectus

May 1, 2010

The Advisor’s Edge Select® Variable Annuity (the “Policy”) provides a means of investing on a tax-deferred basis in a variety of portfolios of underlying mutual funds (the “Portfolios”) and a fixed account which offers interest at rates that are guaranteed by Monumental Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, the Policy Owner (“You,” “Your”) bears all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios; you should keep them for future reference.

A Statement of Additional Information (“SAI”) for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free of charge by calling our Administrative and Service Office at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus. Information about the variable annuity also can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Investment Advisers, LLC

Columbia Small Company Growth Fund, Variable Series

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II

Federated Capital Income Fund II

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II

Federated High Income Bond Fund II

Federated Prime Money Fund II

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP

Transamerica Series Trust – Initial Class Continued…

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP

Transamerica Diversified Equity VP

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP

Vanguard Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

International Portfolio

Advised by Vanguard’s Fixed Income Group

Short-Term Investment-Grade Portfolio

Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Equity Index Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International

Wanger USA

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund

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Contents

4	Summary

9	Fee Table

10	Example

12	The Annuity Policy

13	Purchase

15	Investment Choices

22	Performance

22	Expenses

25	Access To Your Money

26	Annuity Payments

30	Death Benefit

32	Taxes

37	Additional Features

47	Other Information

51	Table of Contents of Statement of Additional Information

52	Appendix A (Condensed Financial Information)

74	Appendix B: Policy Form Number AV375

79	Appendix C: Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments

81	Appendix D: Additional Death Benefit - Additional Information

82	Appendix E: Additional Death Benefit II - Additional Information

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SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity

The Advisor’s Edge Select® Variable Annuity is a flexible-premium variable annuity offered by Monumental Life Insurance Company (“Monumental,” “We,” “Us,” “Our”). The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying funds and a fixed account offered by Monumental.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the various Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose, and the interest rate we credit to the fixed account. (That interest rate will not be less than the guaranteed minimum effective annual interest rate shown on your Policy.) Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, for more information about Annuity Payment Options.

2.	PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. We reserve the right to reject cumulative Premium Payments over $1,000,000 (this includes subsequent Premium Payments) for policies with the same owner or same annuitant.

3.	INVESTMENT CHOICES

When you purchase the Policy, your Premium Payments are deposited into the Separate Account VACC (the “Separate Account”) or the fixed account, according to your allocation instructions. The Separate Account contains a number of Subaccounts that invest exclusively in shares of corresponding Portfolios of the underlying mutual funds (the “Subaccounts”). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Monumental, but are accounted for separately from the Company’s other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to charge a $10 fee for each transfer in excess of 12 transfers per Policy Year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

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From time to time, Monumental may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission (“SEC”), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

5.	EXPENSES

Note: The following section on expenses and the Policy Fee Table and Example apply only to Policies issued after the date of this prospectus. See “Appendix B” for information about prior versions of the Policy.

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, however, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Monumental will deduct daily mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

If you elect the Additional Death Benefit option, then there is an annual fee during the Accumulation Phase of 0.25% of the Policy Value.

If you elect the Additional Death Distribution - II option, then there is an annual fee of 0.55% of the Policy Value.

If you elect the Initial Payment Guarantee when you annuitize, then there is an additional fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts.

The fee may be higher or lower at the time you annuitize or elect the Initial Payment Guarantee.

If you select the Life with Emergency Cash® annuity payment option, then a surrender charge applies for the first four years after the Annuity Commencement Date. We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time that you annuitize under this option.

If you elect the Architect rider, then there is a rider fee, which ranges from 0.30% to 1.00% of the total withdrawal base on each rider anniversary, depending on which rider options you select. For each option you elect with the rider, you will be charged an annual fee during the accumulation phase that is also a percentage of the total withdrawal base.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.5%, depending on the state.

The value of net assets of the Subaccounts will reflect the management fee and other expenses incurred by the Portfolios.

6.	ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have Policy Value in the fixed account, then each Policy year you may withdraw up to 10% of your Policy Value in the fixed account (“free amount”) free of Excess Interest Adjustments. Amounts withdrawn from the fixed account in excess of the 10% “free amount”, may be subject to Excess Interest Adjustments. You may have to pay income tax and a tax penalty on any money you take out. Withdrawals may be restricted under Qualified Policies.

Full withdrawals (i.e., surrenders) of the Policy are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a

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number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of each payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the amount of each payment will remain level). If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available (for an extra fee) under the Policy, and it, guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your advisor if you have questions.

You may choose one of the following guaranteed minimum death benefit options:

•	Return of Premium—available if the owner or annuitant is age 0 to 85 on the Policy Date;

•	6 Year Step-Up to Age 81—available if the owner or annuitant is age 0 to 75 on the Policy Date; or

•	Double Enhanced Death Benefit—available if the owner or annuitant is age 0 to 79 on the Policy Date.

Charges are lower if you choose the Policy Value death benefit. After the Policy is issued, the death benefit option cannot be changed.

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

9.	TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

10.	ADDITIONAL FEATURES

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the “systematic payout option.” Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Benefit” (“ADB”) and Additional Death Distribution - II (“ADD-II”). There is an extra charge for these riders.

•

You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•

Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the “Unemployment Waiver.”

•	You may make transfers and/or change the allocation of additional Premium Payments by telephone.

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the Policy Value among the various subaccounts. This feature is called “Asset Rebalancing.”

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•

You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or a money market Subaccount either monthly or quarterly, into your choice of Subaccounts. This feature is called “Dollar Cost Averaging.”

•

You may elect an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Architect Guaranteed Lifetime Withdrawal Benefit.” If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, you must allocate 100% of your Policy Value to one or more of the designated investment choices and the allocation is subject to specified equity limits. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period

You may return your Policy for a refund, but only if you return it in good order and within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. However, if state law requires, then we will refund your original Premium Payment(s). A returned Policy will be deemed void.

Section 1035 Exchanges

Before exchanging one annuity for another under Section 1035 of the Internal Revenue Code (“1035 Exchange”), you should compare both annuities carefully. If you exchange an annuity contract for the Policy described in this prospectus, then you might have to pay a surrender charge and tax, including a penalty tax, on your old annuity contract; other fees and charges may be higher (or lower) under this Policy, and the benefits under this Policy may be different. You should not exchange another annuity contract for this Policy unless you determine, after knowing all of the facts, that the change is in your best interest and not just better for the person trying to sell you this Policy. If you decide to purchase this Policy through a 1035 Exchange, you should speak to your financial professional or tax advisor to make sure that the transaction will be tax free. If you surrender your old annuity contract for cash and then buy a new annuity contract, for example, you may have to pay tax on the surrender.

State Variations

Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of the Policy Owner, and maximum fees and charges for all Policy features and benefits are set forth in the fee table of this prospectus. See your Policy for specific variations because any such state variation will be included in your Policy. See your advisor or contact us for specific information that may be applicable to your state.

Monumental Life Insurance Company

Monumental Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Separate Account VA CC

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds.

Condensed Financial Information

Please note that Appendix A contains a history of accumulation unit values in a table labeled “Condensed Financial Information”

12.	INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

If you need more information or want to make a transaction, please contact us at:

Monumental Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 866-6007

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

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You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

A glossary of terms used in this prospectus is provided in the Statement of Additional Information.

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FEE TABLE(1)

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Cash Value between investment choices. State premium taxes may also be deducted, and Excess Interest Adjustments may be made to amounts surrendered or applied to Annuity Payment Options from Cash Value from the fixed account.

Policy Owner Transaction Expenses

Sales Load Imposed on Premiums	None
Contingent Deferred Sales Load (surrender charge)(2)	None
Transfer Fees(3)	$0 - $10
Special Service Fee	$0 - $25

(1)

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase, the fees may be different than those described in the fee table. See Section 5, “Expenses.”

(2)	If you select the Life With Emergency Cash® annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, “Expenses.”
(3)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30

Separate Account Annual Expenses (as a percentage of assets in the Separate Account)(2)

Separate Account Expenses:
Mortality and Expense Risk Fee	1.45%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses(3)	1.60%

Annual Optional Rider Fees

Additional Death Benefit(4)		0.25%
Additional Death Distribution – II(5)		0.55%
Architect Guaranteed Lifetime Withdrawal Benefit(6)	Single Life Option	Joint Life Option
50% Maximum Equity Percentage	0.30%	0.45%
60% Maximum Equity Percentage	0.45%	0.65%
70% Maximum Equity Percentage	0.65%	1.00%

(1)

We may assess an Annual Policy Service Charge of up to $30 for policy administration expenses (but no more than 2% of the Policy Value at the time of deduction). We will not assess this charge on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(2)

If you elect the Initial Payment Guarantee at the time of annuitization, you will pay an additional fee—currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts—that is reflected in the amount of the annuity payments that you receive. See Section 10, “Additional Features.”

(3)

Total Annual Separate Account Expenses shown (1.60%) applies to the Double Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 1.50% and 1.45% corresponding total separate account expenses for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(4)	The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(5)	The annual rider fee is 0.55% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, “Expenses.”
(6)

The annual rider fee is a percentage of the total withdrawal base. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments. See Section 10, “Additional Features – Architect Guaranteed Lifetime Withdrawal Benefit.

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The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Portfolio Annual Operating Expenses(1)	Lowest	Highest
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.19%	3.90%

(1)

The fee table information relating to the Portfolios is for the year ending December 31, 2009 (unless otherwise noted) and was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the Portfolios may be greater or less than those shown in the Table.

EXAMPLE(1)

The following example is intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, Policy fees, Separate Account annual expenses, and Portfolio fees and expenses. The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2009, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit option you select.

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option (1.60%)	$552	$1646	$2729	$5386
6 Year Step-Up at Age 81 Death Benefit Option (1.50%)	$542	$1619	$2686	$5315
Return of Premium Death Benefit Option (1.45%)	$537	$1605	$2665	$5280

(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.

EXAMPLE(1)

The following example illustrates the highest fees and expenses of any of the Portfolios for the year ended December 31, 2009, and the highest combination of Separate Account expenses that you would incur on a $10,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the ADD-II rider and (except as noted in footnote #2 below) the Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) rider have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy’s Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit option you select:

	1 Year	3 Years	5 Years	10 Years
Double Enhanced Death Benefit Option(2) (1.60%)	$606	$1809	$3000	$5921
6 Year Step-Up to Age 81 Death Benefit Option (1.50%)	$697	$2065	$3398	$6587
Return of Premium Death Benefit Option (1.45%)	$692	$2051	$3378	$6555

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(1)	Different fees and expenses not reflected in the example may be assessed during the income phase of the Policy.
(2)	These figures do not include the Architect GLWB, because you may not elect this option and the Architect GLWB rider together.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy. In addition, your rate of return may be more or less than the 5% assumed in the example. This example does not reflect any premium taxes.

For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

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1.	THE ANNUITY POLICY

The Advisor’s Edge Select® Variable Annuity is a flexible-premium multi-funded variable annuity offered by Monumental. The Policy provides a means of investing on a tax-deferred basis in various Portfolios of the underlying mutual funds (the “Portfolios”) and a fixed account. The fixed account offers interest rates that Monumental guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Monumental may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement, but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. There is no additional tax deferral benefit when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor’s Edge Select® Variable Annuity is a policy between you, the Policy Owner, and Monumental, the issuer of the Policy. (Owners of Policies issued before the date of this prospectus, on form number AV375, should also refer to Appendix B.)

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the various available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. You could lose the amount that you allocate to the Subaccounts. The Policy is a flexible-premium annuity because after you purchase it, you can make additional investments of at least $500 until the Income Phase begins; you are not required to make any additional investments. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.

Other benefits available during the Accumulation Phase include the ability to:

•	Make transfers among your investment choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account.)

•

Withdraw all or part of your money with no surrender penalty charged by Monumental, although you may incur income taxes and a 10% penalty tax and an Excess Interest Adjustment. (See ACCESS TO YOUR MONEY- Full and Partial Withdrawals.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the Initial Payment Guarantee, then Monumental will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider. If fixed, the payment amounts are level.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Separate Account VA CC. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account

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belong to Monumental but are accounted for separately from Monumental’s other assets and can be used only to satisfy its obligations to Policy Owners.

2.	PURCHASE

Customer Order Form and Issuance of Policies

To invest in The Advisor’s Edge Select® Variable Annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Monumental of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative and Service Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Monumental will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or younger.

If the customer order form and any other required documents are received in good order, Monumental will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for regular trading.) Along with the Policy, Monumental will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions.

If Monumental cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Monumental will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Monumental’s retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

Qualified Policy

In addition to Non-Qualified Policies, Monumental also offers the Advisor’s Edge Select® as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy.

When the term “Qualified Policy” is used in this prospectus we mean a Policy that qualifies as a tax sheltered annuity or an individual retirement annuity under Section 403(b), 408(b), or 408A of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two Business Days of receipt (in good order) of the Premium Payment, customer order form and other required documents.

A Few Things to Keep in Mind Regarding Premium Payments

•	The minimum Initial Premium Payment for a Non-Qualified Policy is $10,000.

•	The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

•	You must obtain prior company approval to purchase a policy with an amount less than the stated minimum.

•

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Monumental Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollovers or transfers from other financial institutions. Any third party checks not accepted by company will be returned.

•	We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

•

You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

•

Additional Premium Payments received in good order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

•	We reserve the right to reject cumulative Premium Payments over $1,000,000 (this includes subsequent Premium Payments) for policies with the same owner or same annuitant issued by us or an affiliate.

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•	Your Initial Net Premium Payment will be invested on the policy date among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, for more information.

The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

Purchasing by Wire

For wiring instructions, please contact our Administrative and Service Office at 800-866-6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%. Monumental reserves the right to refuse any Premium Payment.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Monumental. Requests for Transfers received in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

WHAT’S MY POLICY WORTH TODAY?

Policy Value

The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus—

•	any additional Net Premium Payments credited

•	any increase in the Policy Value attributable to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options minus—

•	any decrease in the Policy Value attributable to investment results of the Subaccount(s) you selected

•	the daily Mortality and Expense Risk Fee

•	the daily Administrative Expense Charge

•	the Annual Policy Service Charge and any riders, charges if applicable

•	any withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals)

•	any charges for Transfers made after the first twelve in a Policy Year

•	any Premium Taxes that occur during the Valuation Period.

(The Cash Value, which is what you receive if you fully withdraw (i.e., surrender) your Policy, is the Policy Value plus or minus any applicable Excess Interest Adjustment, and minus certain fees and charges.)

The Valuation Period is any period between two successive Business Days beginning at the close of business (generally 4:00 p.m. Eastern time) of the first Business Day and ending at the close of business of the next Business Day.

You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Monumental will credit a certain number of Accumulation Units to your Policy. Monumental determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the

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Valuation Period in which the payment is credited. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. The Policy Value in each Subaccount equals the number of Accumulation Units in the Subaccount multiplied by the Accumulation Unit Value for that Subaccount.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value.

3.	INVESTMENT CHOICES

The Advisor’s Edge Select® Variable Annuity offers you a means of investing in various Portfolios offered by different investment companies (each investment company a “Fund”) and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account.

Columbia Funds Variable Insurance Trust – Class A Shares

Advised by Columbia Management Investment Advisers, LLC(1)

Columbia Small Company Growth Fund, Variable Series(2)

Credit Suisse Trust

Advised by Credit Suisse Asset Management, LLC

Credit Suisse International Equity Flex III Portfolio(2)(3)

Credit Suisse U.S. Equity Flex I Portfolio(2)

Federated Insurance Series – Primary Shares

Advised by Federated Equity Management Company of Pennsylvania

Federated Capital Appreciation Fund II(2)(4)

Federated Capital Income Fund II(2)

Advised by Federated Investment Management Company

Federated Fund for U.S. Government Securities II(2)

Federated High Income Bond Fund II(2)

Federated Prime Money Fund II(2)(5)

Fidelity® Variable Insurance Products Fund – Initial Class

Advised by Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Nationwide Variable Insurance Trust

Advised by Nationwide Fund Advisors

NVIT Developing Markets Fund(2) (6)

Transamerica Series Trust – Initial Class

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation – Conservative VP

Transamerica Asset Allocation – Growth VP

Transamerica Asset Allocation – Moderate VP

Transamerica Asset Allocation – Moderate Growth VP

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP

Transamerica Index 50 VP

Transamerica Index 75 VP

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP(7)

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP(2)

Subadvised by J.P. Morgan Investment Management, Inc.

Transamerica JPMorgan Enhanced Index VP(2)

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP(2)

Subadvised by Morgan Stanley Investment Management, Inc.

Transamerica Morgan Stanley Active International Allocation VP(2) (8)

Subadvised by Pacific Investment Management Company, LLC

Transamerica PIMCO Total Return VP

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP(2) (9)

Transamerica Diversified Equity VP(10)

Transamerica Growth Opportunities VP

Transamerica Small/Mid Cap Value VP(2)

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP(11)

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Transamerica Series Trust – Initial Class Continued…

Subadvised by Wellington Management Company, LLP(12)

Transamerica WMC Diversified Growth VP(2)(12)

Vanguard Variable Insurance Fund

Advised by Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd.

Vanguard - International Portfolio

Advised by Vanguard’s Fixed Income Group

Vanguard - Short-Term Investment-Grade Portfolio

Vanguard - Total Bond Market Index Portfolio

Advised by Vanguard’s Quantitative Equity Group

Vanguard - Equity Index Portfolio

Vanguard - Mid-Cap Index Portfolio

Vanguard - REIT Index Portfolio

Wanger Advisors Trust

Advised by Columbia Wanger Asset Management, L.P.

Wanger International(2)

Wanger USA(2)

Wells Fargo Advantage Variable Trust Funds

Advised by Wells Fargo Funds Management, LLC

WFAVT Small Cap Value Fund(2) (13)

(1)	Formerly subadvised by Columbia Management Advisors, LLC.
(2)	Owners of Policy Number AV375 may invest in these funds.
(3)	On or about December 11, 2009, Credit Suisse International Equity Flex I merged into Credit Suisse International Equity Flex III Portfolio. Due to the merger, Credit Suisse International Equity Flex III Portfolio will be added to the product.
(4)	Effective on or about March 12, 2010, Federated Clover Value Fund II merged into Federated Capital Appreciation Fund II. Due to the merger, Federated Capital Appreciation Fund II will be added to this product.
(5)

There can be no assurance that the Federated Prime Money Fund II portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Federated Prime Money Fund II subaccount may become extremely low and possibly negative.

(6)	Formerly known as Gartmore NVIT Developing Markets Fund.
(7)	Effective on or about November 20, 2009, Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP. Due to the merger, Transamerica BlackRock Large Cap Value VP will be added to the product.
(8)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(9)	Effective on or about May 1, 2010, Transamerica Value Balanced VP will merge into Transamerica Balanced VP. Due to this merger, Transamerica Balanced VP will be added to this product.
(10)	Effective on or about May 1, 2010, Transamerica Science & Technology VP will merge into Transamerica Templeton Global VP. On the same day Transamerica Templeton Global VP will be renamed Transamerica Diversified Equity VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(12)	Formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.
(13)	Formerly known as WFAVT Small/Mid Cap Value Fund.

The following subaccounts were closed to new investment as of May 1, 2006.

AllianceBernstein Variable Products Series Fund, Inc. – Class B

Advised by AllianceBernstein L.P.

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio

Dreyfus Variable Investment Fund – Service Class

Advised by The Dreyfus Corporation

Dreyfus VIF – Appreciation Portfolio

Seligman Portfolios, Inc. – Class 2 Shares

Advised by J. & W. Seligman & Co. Incorporated

Seligman Capital Portfolio

Seligman Communications and Information Portfolio

Seligman Global Technology Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class

Advised by The Dreyfus Corporation

Transamerica Series Trust – Initial Class

Subadvised by Transamerica Investment Management, LLC(1)

Transamerica Focus VP(1)

(1)	Formerly known as Transamerica Legg Mason Partners All Cap VP and formerly subadvised by ClearBridge Advisors LLC.

There is no assurance that a Portfolio will achieve its stated objective.

The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. There may be delays in our receipt of applications that are outside of our control. Any such delays will affect when your Policy can be issued and your Premium Payment(s) allocated among your investment choices.

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Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. You should read the prospectuses for the Portfolios carefully before you invest.

You can obtain prospectuses for the Portfolios by calling or writing to our Administrative and Service Office.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Monumental , and Monumental may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because you bear the investment risk, you should carefully consider decisions you make regarding your investment allocations. Note : Certain Portfolios have similar names. It is important that you state or write the full name of the Portfolio to or from which you wish to direct your allocation when you submit an allocation request. Failure to do so may result in a delay of the requested allocation amount being credited to, or withdrawn or transferred from, the Subaccount.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any Subaccounts will always be available for Premium Payments, allocations, or transfers.

We also reserve the right to limit the number of Subaccounts you are invested in at any one time.

Addition, Deletion or Substitution of Investments

Monumental cannot and does not guarantee that any of the subaccounts will always be available for Premium Payments, allocations or transfers. Monumental retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Monumental reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Monumental, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

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New subaccounts may be established when, in the sole discretion of Monumental, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Monumental. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Monumental may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Monumental will notify you and request reallocation of the amounts invested in the eliminated subaccount.

Similarly, Monumental may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation, be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, Monumental will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Monumental may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts.

To the extent permitted by applicable law, Monumental also may transfer the assets of the separate account associated with the policies to another account or accounts.

The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Monumental’s general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Monumental has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

While we do not guarantee that the fixed account will always be available for new investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your Policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Monumental’s other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the Income Phase from the fixed portion of your Policy will remain level for the entire Income Phase.

We reserve the right to refuse any Premium Payment or transfer to the fixed account.

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Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts and the Fixed Account at no cost, subject to the limitations described above which we reserve the right to impose, and the following conditions:

•

You may make requests for transfers in writing or by telephone. Monumental will process requests it receives in good order before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

•	The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

•	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

•	Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

•

Within 30 days before the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

•	Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

•	There are no transfers permitted out of the Dollar Cost Averaging Fixed Account Option except through the Dollar Cost Averaging Program.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers, frequent or disruptive traders (frequent transfers are considered to be disruptive). Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

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Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing or disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain Subaccounts where an underlying fund Portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	limit the number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

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Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

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4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures will also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an Annuity Payment Option. See “Excess Interest Adjustment” in the Statement of Additional Information.

Annual Policy Service Charge

We reserve the right to assess an Annual Policy Service Charge of up to $30 (but no more than 2% of your Policy Value at the time of deduction) for policy administrative expenses. We will not assess this charge on your Policy if (1) sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) your Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy. We currently do not assess this fee.

Mortality and Expense Risk Fee

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option, the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that the annual charge described above will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Monumental will bear the loss. We expect to profit from this charge.

We may use any profit for any proper purpose, including distribution expenses.

A Closer Look At The Mortality and Expense Risk Fee

Monumental assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Monumental guarantees a number of payments over a life or joint lives, Monumental assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Monumental assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk that Monumental assumes is that the charges collected for administrative expenses, which are based on rates that are guaranteed not to increase above the rates shown for the life of the Policy, may not cover the actual costs of issuing and administering the Policy.

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Administrative Expense Charge

Monumental assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging transfers are not considered transfers for the purpose of assessing a transfer fee. All transfer requests made at the same time are treated as a single transfer.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Distribution - II

If you elect the ADD-II, there is an annual fee during the accumulation phase of 0.55% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, then there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value in the Subaccounts. The fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your Policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the Annuity Commencement Date. The following schedule shows the current surrender charge:

Number of years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0-1	4%
1-2	3%
2-3	2%
3-4	1%
4 or more	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the Annuity Commencement Date and not from the Premium Payment date;
•	this charge is a percentage of the Adjusted Policy Value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and
•	under this payment option, there is no surrender charge free amount.

Architect GLWB Fee

If you elect the Architect Guaranteed Lifetime Withdrawal Benefit, then an annual rider fee that is a percentage of the total withdrawal base is assessed on each rider anniversary. The percentage depends on the maximum “equity percentage” that you select (which is the percentage of your policy value that can be invested in the “equity” category of the designated investment choices), and whether you select the joint life option under the rider. The rider fee percentages are as follows:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

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We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. The lowest and highest Portfolio expenses for the previous calendar year are found in the “Fee Table” section of this prospectus. See the prospectuses for underlying fund Portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive two types of payments:

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Rule 12b-1 Fees. Our affiliate Transamerica Capital, Inc. (“TCI”) is the principal underwriter for the policies. TCI receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the Portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-advisor realized on the advisory fee deducted from Portfolio assets. Policy Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the Particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Monumental and TCI

Fund	Maximum Fee % of assets(1)
Transamerica Series Trust(2)	0.25%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Columbia Funds Variable Insurance Trust	0.25%
Credit Suisse Trust	0.20%
The Dreyfus Socially Responsible Growth Fund, Inc.	0.30%
Dreyfus Variable Investment Fund	0.30%
Federated Insurance Series	0.50%
Fidelity Variable Insurance Products Fund(3)	0.35%
Nationwide Variable Investment Trust	0.25%
Seligman Portfolios, Inc.	0.00%
Vanguard Variable Insurance Fund	0.00%
Wanger Advisors Trustt	0.15%
Wells Fargo Advantage Variable Trust Funds	0.25%

(1)	Payments are based on a percentage of the average assets of each Portfolio owned by the Subaccounts available under this Policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on Subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.
(2)	Because Transamerica Series Trust (“TST”) is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund Portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the Policyowners who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $291,133.45 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
(3)	Variable Insurance Products Fund: We receive this percentage once $100 million fund shares are held by the subaccounts of the Company and its affiliates.

Proceeds from certain of these payments by the Portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Portfolios. We and our affiliates may profit from these payments.

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For further details about the compensation payments we make in connection with the sale of the Policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase:

•	by making a full or partial withdrawal;

•	by electing an Annuity Payment Option;

•	by taking systematic payouts.

On or before the Annuity Commencement Date, the Policy Value is equal to the owner’s:

•	Premium Payments; minus

•	partial withdrawals (including the net effect of any applicable Excess Interest Adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	service charges, rider fees, Premium Taxes, and transfer fees, if any.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500. Withdrawals may be restricted under tax sheltered annuity policies. If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

On the business day that Monumental receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

•	the value of your Policy; plus or minus

•	any Excess Interest Adjustment; minus

•	any applicable premium taxes, annual service charges and any rider fees.

To make a withdrawal, send your written request on the appropriate Monumental form to our Administrative and Service Office. Please note: All withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, and because of certain fees and charges, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Monumental have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option (including transfers) in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments of the fixed account each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the “free amount.”

There will be no Excess Interest Adjustment on any of the following:

•	lump sum withdrawals of the free amount available;

•	nursing care and terminal condition withdrawals;

•	unemployment withdrawals;

•	withdrawals to satisfy the minimum distribution requirements; for Qualified Policies and

•	Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments of the fixed account divided by the number of payouts made per year.

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Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Payment of Full or Partial Withdrawal Proceeds

Monumental will pay cash withdrawals within seven business days after receipt in good order (at our Administrative and Service Office) of your written request for withdrawal except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Policy Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a Premium Payment and/or “freeze” a Policy Owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Signature Guarantees

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. This includes many:

•	National and state banks

•	Savings banks and savings and loan association;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

Taxation of Withdrawals

For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, and Penalty Taxes on Certain Early Withdrawals.

Tax Withholding on Withdrawals

If you do not provide Monumental with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Monumental to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. Eligible Rollover Distributions from tax sheltered annuity policies are subject to mandatory withholding.

7.	ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time by giving us notice (in good order) with the information we need, as long as the Annuitant or Joint Annuitant is living. New Annuity Commencement Dates less than 30 days from the day Monumental receives notice of it require prior approval. This date may be any date at

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least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides four Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Monumental will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Monumental reserves the right to change the frequency if payments would be less than $50.)

If you receive fixed payments then the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 2-V and 4-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1 and 3 are fixed only. Options 2 and 4 can be fixed or variable.

•	Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end of the period.

•	Payment Option 2—Life Income. You may choose between:

Fixed Payments

•	No Period Certain—We will make level payments only during the annuitant’s lifetime.

•	10 Years Certain—We will make level payments for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds—We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we make to you equals the amount applied to this Annuity Payment Option.

Variable Payments

•	No Period Certain—Payments will be made only during the lifetime of the annuitant.

•	10 Years Certain—Payments will be made for the longer of the annuitant’s lifetime or ten years.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender charge schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

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The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases at the date the annuitant reaches the IRS age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

•

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. The duration of the payments may not exceed the annuitant’s life expectancy. This will be a series of level payments followed by a smaller final payment.

•	Payment Option 4—Joint and Survivor Annuity. You may choose between:

Fixed Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Variable Payments

•	Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Life with Emergency Cash® (fixed or variable)

Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this Annuity Payment Option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For Qualified Policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

The amount of the death benefit is calculated the same as the “Emergency Cash Benefit” under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the “Surrender Factor” (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

Other Annuity Payment Options may be arranged by agreement with Monumental. Some Annuity Payment Options may not be available in all states.

Note: If your Policy is a Qualified Policy, then payment options 1 and 3 may not satisfy minimum required distribution rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

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•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.
However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Monumental informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will generally be Option 2 Life with 10 Years Certain, and all optional benefits (including guaranteed minimum death benefits and living benefits) will terminate upon annuitization.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy’s Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Monumental determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant’s Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant’s Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Because payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

A Few Things to Keep in Mind Regarding Annuity Payments

•

If an Annuity Payment Option is not selected, Monumental will assume that you chose the Life Income (with 10 years certain). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

•

Money that you apply to an annuity payment option from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (i.e., the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an excess interest adjustment.

•

Monumental reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Monumental reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option.

•	From time to time, Monumental may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

•	If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Monumental’s consent.

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•	At the time Monumental calculates your Annuity Payments, Monumental may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

•	Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

•

If you have selected a variable Annuity Payment Option, then you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007. Please Note: All requests must be submitted in good order to avoid a delay in processing your request.

•

You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

•

If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee’s address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee’s responsibility to keep Monumental informed of the Payee’s most current address of record.

8.	DEATH BENEFIT

Monumental will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investment in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay a Death Benefit

Before the Annuity Commencement Date

We will pay a death benefit to your beneficiary IF:

•	you (owner) are both the Annuitant and an owner of the Policy; and

•	you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before the Annuity Commencement Date; and

•	you specifically requested that the death benefit be paid upon the Annuitant’s death.

Distribution requirements apply to the Policy Value upon the death of any Policy Owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

•	you (owner) are not the Annuitant; and

•	you die on or after the Annuity Commencement Date; and

•	the entire interest in the Policy has not been paid to you;

THEN:

•	the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

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When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:

IF:

•	you (owner) are not the Annuitant; and

•	the Annuitant dies before to the Annuity Commencement Date; and

•	you did not specifically request that the death benefit be paid upon the Annuitant’s death;

THEN:

•	you will become the new Annuitant and the Policy will continue.

IF:

•	you (owner) are not the Annuitant; and

•	you die prior to the Annuity Commencement Date;

THEN:

•

the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner’s designated beneficiary, the Policy Owner’s estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Monumental has not received written notice (in good order) of the trust as a successor owner signed prior to the Policy Owner’s death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner’s designated beneficiary is named in the written notice received by Monumental.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The “base policy” death benefit will be the greatest of:

•	Policy Value on the date we receive the required information in good order at our Administrative and Service Office; or

•

Cash Value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

•	Guaranteed Minimum Death Benefit, if any (discussed below).

Please Note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit Options

On the Policy application, you generally may choose one of the three Guaranteed Minimum Death Benefit options listed below for an additional fee. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	the total Premium Payments;

•	less any Adjusted Partial Withdrawals (discussed below) as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option.

B.	6 Year Step-Up To Age 81 Death Benefit

The 6 Year Step-Up Death Benefit is:

•	the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday;

•	plus premiums paid;

•	less partial withdrawals made after the date of the 6th (12th, 18th, etc.) anniversary with the largest Policy Value.

This death benefit option available if the Policy Owner or Annuitant is age 0 to 75 on the Policy Date. There is an extra charge for this death benefit option of 0.05% annually for a total mortality and expense risk fee of 1.35%.

C.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of (1) or (2) where:

(1)	is a 5% annually compounding death benefit, equal to the cumulative Premium

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Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday; and

(2)	is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant’s date of death or the Annuitant’s 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date. There is an extra charge for this death benefit option of 0.15% annually for a total mortality and expense risk fee of 1.45%.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information. If you have a qualified policy, minimum required distribution rules may require you to request a partial withdrawal.

9.	TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Monumental’s understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax advisor about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

Taxation Of Annuities In General

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See Annuity Policies Owned By Non-Natural Persons And Diversification Standards.)

A Closer Look At Tax Deferral

Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This “investment in the Policy” can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

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Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula known as the “exclusion ratio.” This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Monumental then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Monumental calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Monumental divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Because Monumental has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

If you are attempting to satisfy minimum required distribution rules through partial withdrawals, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Tax Withholding

Federal tax law requires that Monumental withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Monumental of that election. In certain situations, Monumental will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

“Eligible rollover distributions” from section 403(b) Policies are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee’ spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Policy to a tax-qualified plan, IRA or tax sheltered annuity or to a government 457 plan that agrees to separately account for rollover contributions.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her

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beneficiary; (v) under an immediate annuity policy (as defined in the Internal Revenue Code); (vi) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee’s severance from employment.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

Additional exceptions to the penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, a distribution made on account of an Internal Revenue Service levy. Other exceptions may be available under Qualified Policies.

It is unclear whether stabilized annuity payments under the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax advisor on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADD-II as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs before age 59 1/2. Although we do not believe that the fees associated with the ADB and ADD-II or any other optional benefit provided under the policy should be treated as taxable surrenders you should consult your tax adviser before selecting any optional benefit under the Policy.

Annuity Policies Owned By Non-Natural Persons

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an advisor for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

Multiple-Policies Rule

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer’s gross income. Thus, any amount received under any Policy prior to the Policy’s Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

Transfers Of Annuity Policies

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee’s investment in the Policy will be increased by any amount included in the Policy Owner’s income. This provision, however,

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does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

Assignments of Annuity Policies

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction. Qualified Policies may not be assigned, except as permitted by federal income tax law.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification Standards

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A “look-through” rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Monumental reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

Federal Defense of Marriage Act

The right of a spouse to continue the Policy, and all Policy provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, the spousal continuation provisions of this Policy will not be available to such partners or same-sex marriage spouses. Please consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax)

and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases By Residents Of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of the United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Qualified Policies

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser. Currently, Qualified Policies are available as traditional IRA Policies, Roth IRA Policies, and 403(b) Policies.

403(b) Policies

Monumental has offered Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988, (2) earnings on those contributions, and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1 /2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Foreign Tax Credits

We may benefit from any foreign tax credits attributed to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation, regulation, or otherwise. You should consult a tax advisor with respect to legal or regulatory developments and their effect on the Policy.

We have the right to modify the Policy in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

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10.	ADDITIONAL FEATURES

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy Value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free amount divided by the number of payments per year. Monthly and quarterly payments may be required to be taken by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request Form.

Monumental must receive your Form (in good order) at least 30 days before the date you want Systematic Payouts to begin. Monumental will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days’ notice, and we also reserve the right to charge a fee for the option.

Additional Death Benefit

The optional Additional Death Benefit (“ADB”) rider pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is only available for issue ages through age 80.

ADB Amount. The ADB is payable only if you elected the rider before the death triggering the payment of the Policy death benefit and a death benefit is payable under the policy. The ADB is equal to:

•	the ADB factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the Policy Value on the date the death benefit is determined; minus

•	Policy Value on the rider date; minus

•	Premium Payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 exchange or add the ADB after you purchase the Policy, rider earnings do not include any gains before the 1035 exchange or the date the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the Policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see Appendix D for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving a death benefit and ADB, the spouse will receive a one-time Policy Value increase equal to the ADB. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the Policy Value, is deducted annually on each rider anniversary preceding annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

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•	the Policy is annuitized or surrendered, or

•	the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB rider may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Additional Death Benefit. The application and operation of the Additional Death Benefit are governed by the terms and conditions of the rider itself.

Additional Death Distribution - II

The optional Additional Death Distribution – II (“ADD-II”) rider pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADD-II is available only for issue ages through age 75.

ADD-II Amount. An additional death benefit is payable only if a death benefit is paid on the base Policy to which the rider is attached. The amount of the additional benefit depends on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, then the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•

If a death benefit is payable after five years following the rider date, this means , in essence, that there is no rider benefit for the first 5 years after the rider date. Then the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the Policy Value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the ADD-II if the Policy Value on the date of death is less than the Premium Payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional benefit will be considered.

Please see Appendix E for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the Policy, elects to continue the Policy instead of receiving the death benefit and ADD-II, the spouse will receive a one-time Policy Value increase equal to the ADD-II, and At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the Policy Value, is deducted annually on each rider anniversary preceding to annuitization. We will also deduct this fee upon surrender of the Policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Center in writing,

•	the Policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADD-II rider may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

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Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Additional Death Distribution - II may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Additional Death Benefit - II. The application and operation of the Additional Death Benefit – II governed by the terms and conditions of the rider itself.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your Annuity Commencement Date) to reflect the investment performance of your selected investment choices over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee . It is deducted in the same manner as the Separate Account charge and it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the Subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5.0% assumed investment rate (“AIR”) to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5.0%. The payments will increase if such actual net investment performance (net of fees and expenses) exceeds the AIR, and decrease if actual performance is below the AIR (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, whichever is applicable) :

•	must have been employed full time for at least two years prior to becoming unemployed; and

•	must have been employed full time on the Policy Date; and

•	must have been unemployed for at least 60 days in a row at the time of the withdrawal; and

•	must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

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You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. This benefit may not be available in all states.

There is no restriction on the maximum amount you may surrender under this benefit.

See the Policy for details.

Guaranteed Minimum Income Benefit

The Guaranteed Minimum Income Benefit (“GMIB”) is no longer available for new sales, but Policy Owners who elected the GMIB before May 1, 2003, can still upgrade. If you upgrade, the annual effective interest rate is currently 5% per year.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Monumental will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner’s records before processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for acting on telephone instructions that are believed to be genuine in accordance with these procedures.

Telephone requests must be received while the New York Stock Exchange is open for regular business to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or telephone lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will “rebalance” monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%).

Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar Cost Averaging is in effect or when any other transfer is requested. If a transfer is requested, then we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to restart Asset Rebalancing.

There is no charge for this benefit.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically make transfers into one or more variable Subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month

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program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from the Dollar Cost Averaging Fixed Account Option or the money market Subaccount.

A Dollar Cost Averaging program will begin once we have received, in good order, all necessary information and the minimum required amount. A Dollar Cost Averaging program will begin on the 28th day of the applicable month. If we receive additional Premium Payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market Subaccount; and

•	any amount in a variable source will remain in that variable Subaccount; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is not charge for this benefit.

The Dollar Cost Averaging program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Architect Guaranteed Lifetime Withdrawal Benefit

You may elect to purchase the optional Architect Guaranteed Lifetime Withdrawal Benefit (“Architect GLWB”) which provides you with a guaranteed lifetime withdrawal benefit if you invest in certain designated investment choices. You are also limited in the amount of your policy value that can be invested in the “equity” category of the designated investment choices (“maximum equity percentage”). This rider is available during the accumulation phase.

The Architect GLWB may vary for certain policies and may not be available for all policies. Please contact us at (800) 797-9177 for additional information regarding the availability of the Architect GLWB.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Architect GLWB for a qualified policy.

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Architect GLWB – Base Benefit

This benefit is intended to provide a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your Policy Value. Under this benefit, you can receive (first as withdrawals from your Policy Value and, if necessary, as payments from us) up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals;” see Total Withdrawal Base Adjustments, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your Policy Value has declined to $90,000 solely because of negative investment performance. You could receive up to $5,000.00, which is the applicable income benefit percentage of (5.0%) multiplied by the total withdrawal base of $100,000, each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 70 – 74, and that you do not withdraw more than the maximum annual withdrawal amount in any one year).

Of course, you can always withdraw an amount up to your Policy Value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,705.88.

See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the Policy.

•

All Policy Value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You are also limited to the amount of your Policy Value that can be invested in the “equity” category of the designated investment choices (see “Maximum Equity Percentage” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any calendar year in excess of the maximum annual withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the maximum annual withdrawal amount and total withdrawal base on a greater than dollar-for-dollar basis.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and no more guaranteed withdrawals can be made.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your Policy Value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to an excess interest adjustment;

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•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is not 59 years old on the date the rider is elected (“rider date”) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year during which the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the Policy Value of the base policy, (including the present value of any additional benefits provided under the Policy to the extent required to be taken into account under IRS guidance), and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each year (first from your Policy Value and, if necessary, as payments from us) under this rider regardless of your Policy Value. However, once your Policy Value reaches zero (by other than an excess withdrawal), you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive payments guaranteed by this rider after your Policy Value reaches zero, you must select the frequency of future payments. Once selected, the amount and frequency of future payments after your Policy Value reaches zero cannot be changed. Payments after the Policy Value reaches zero are subject to our claims paying ability.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during the calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantee.

•

If the rider is added before to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until January 1st of the calendar year after the annuitant’s 59th birthday, however, you will still be charged a rider fee before to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

All Policy Value must be allocated to a limited number of specified funds and the allocation is subject to specified equity limits. (See “Designated Investment Choices” and “Maximum Equity Percentage,” below).

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

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Age at time of first withdrawal	Income Benefit Percentage
0-58	0%
59-64	4.0%
65-69	4.5%
70-74	5.0%
75-79	5.5%
80-84	6.0%
85-89	6.5%
90-94	7.0%
> 95	7.5%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the Policy Value. After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount and rider fees. Your total withdrawal base is not a cash value (or Policy Value), a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of Policy Value.

•

Because the total withdrawal base is generally equal to the Policy Value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the Policy Value decreases before you elect the rider.

•	Upon the death of the annuitant (or the annuitant’s spouse if the joint life option is elected), the Architect GLWB terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year (“excess withdrawals”) will reduce the total withdrawal base (on the date of the withdrawal) by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the Policy Value), possibly to zero. See “Appendix – Architect Guaranteed Lifetime Withdrawal Benefit Total Withdrawal Base Adjustments” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elect the Architect GLWB, you must allocate 100% of your Policy Value, to one or more of the following designated investment choices:

Non-Equity:

Federated Prime Money Fund II

Federated Fund for U.S. Government Securities II

Transamerica PIMCO Total Return VP – Initial Class

Vanguard-Short-Term Investment-Grade Portfolio

Vanguard-Total Bond Market Index Portfolio

Fixed Account

Equity:

Credit Suisse International Equity Flex III Portfolio

Credit Suisse U.S. Equity Flex I Portfolio

Federated Capital Appreciation Fund II

Federated High Income Bond Fund II

Fidelity VIP Contrafund® Portfolio – Initial Class

Fidelity VIP Mid Cap Portfolio – Initial Class

Fidelity VIP Value Strategies Portfolio – Initial Class

Transamerica Asset Allocation – Conservative VP – Initial Class

Transamerica Asset Allocation – Growth VP – Initial Class

Transamerica Asset Allocation – Moderate VP – Initial Class

Transamerica Asset Allocation – Moderate Growth VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

Transamerica Diversified Equity VP – Initial Class

Transamerica BlackRock Large Cap Value VP – Initial Class

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

Transamerica JPMorgan Enhanced Index VP – Initial Class

Transamerica T. Rowe Price Small Cap VP – Initial Class

Transamerica Efficient Markets VP – Initial Class

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Transamerica Balanced VP – Initial Class

Transamerica Morgan Stanley Active International Allocation VP – Initial Class

Vanguard-Equity Index Portfolio

Vanguard-International Portfolio

Vanguard-Mid-Cap Index Portfolio

Vanguard-REIT Index Portfolio

Wanger International

Wanger USA

If you elect this rider, you may transfer amounts among the designated investment choices. However, you cannot transfer any amount which would cause you to exceed your maximum equity percentage or to any other subaccount.

Please Note: We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Within 30 days after each rider anniversary (i.e., the anniversary of the rider date), you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated investment choice.

Maximum Equity Percentage. You select either the 50%, 60%, or 70% maximum equity percentage at the time you elect the Architect GLWB. Your equity percentage is equal to your Policy Value in all designated investment choices in the “equity” category, divided by the total Policy Value. You cannot have more than your maximum equity percentage in “equity” investment choices. A higher maximum equity percentage results in a higher rider fee.

Asset Rebalancing. While the Architect GLWB is in effect, you must participate in asset rebalancing. Each month, and according to your instructions, we will automatically rebalance the amounts of your Policy Value in the designated investment choices to maintain your desired asset allocation. The amount of Policy Value you direct us to allocate to designated investment choices in the “equity” category cannot exceed your maximum equity percentage.

We will notify you when any of the following has occurred:

•	you discontinue monthly asset rebalancing;

•	the asset allocation that you request results in Policy Value in designated investment choices in the “equity” category that exceeds your maximum equity percentage; or

•	you make a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage.

We will give you 30 days to address any failure to continue monthly asset rebalancing or to maintain the maximum equity percentage. Failure to resume monthly asset rebalancing or to come into compliance with your maximum equity percentage will cause the rider to terminate.

Upgrades. As long as you are younger than the maximum rider issue age, you can upgrade the total withdrawal base to the Policy Value during the 30 day period following each rider anniversary, by sending us written notice (in good order). The maximum annual withdrawal amount will be recalculated at the time of the upgrade. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee (which may be higher than your current rider fee). The new rider date will be the date that the Company receives all information that it requires.

Please Note:

•	Even if the rider fee percentage does not increase, the dollar amount of the rider fee will increase because it will be based on a higher total withdrawal base.

•

If you upgrade while you are receiving systematic payouts of the maximum annual withdrawal amount, then after the upgrade the dollar amount of the systematic payouts may decrease for the reminder of the calendar year, even though the total withdrawal base increases. This is generally because the maximum annual withdrawal amount for the remainder of the calendar year is calculated based on the remaining partial year and the systematic payout is calculated on a yearly basis.

Annuitization. If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments each year that are equal to your maximum annual withdrawal amount.

Architect GLWB – Joint Life Option

If you elect the Architect GLWB, you can also elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. This allows the maximum annual withdrawal amount to be withdrawn until the death of the

45

annuitant or the death of the annuitant’s spouse (only if the annuitant’s spouse continues the policy), whichever is later.

Please note that if you elect this option, then:

•	the annuitant’s spouse must be either (1) a joint owner along with the annuitant or, (2) the sole primary beneficiary and there is no joint owner.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	for purposes of the rider, the annuitant’s spouse cannot be changed.

•	the income benefit percentage is based on the age of the younger of the annuitant and the annuitant’s spouse.

Architect GLWB Fee

A rider fee, which is a percentage of the total withdrawal base on each rider anniversary, is charged annually beforeannuitization. The rider fee percentage depends on the maximum equity percentage that you select, and on whether you select the joint life option. The rider fee percentages are:

Maximum Equity Percentage	Single Life Option	Joint Life Option
50%	0.30%	0.45%
60%	0.45%	0.65%
70%	0.65%	1.00%

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each designated investment choice in proportion to the amount of Policy Value in each designated investment choice.

Please Note: Because the rider fee is a percentage of you total withdrawal base, the fee can be substantially more than the rider fee percentage multiplied by your Policy Value if the total withdrawal base is higher than your Policy Value.

Architect GLWB Issue Requirements

The Company will not issue the Architect GLWB unless:

•	the annuitant is not yet age 91 (or younger if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is not yet age 91 (or younger if required by state law) and is also either (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Architect GLWB will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Architect GLWB, provided that the request is made in good order within 30 days after a rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

discontinuing asset rebalancing, changing your asset rebalancing so that your Policy Value in designated investment choices in the “equity” category exceeds your maximum equity percentage, or making a transfer that causes your Policy Value in designated investment choices in the “equity” category to exceed your maximum equity percentage, if any of these occurrences is not corrected within 30 days from the date we mail you a notice of the problem;

•

annuitization (however, if you have reached your maximum annuity commencement date, then you may choose an annuitization option which guarantees lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization, and there is a maximum annuity commencement date for your policy.

The Architect GLWB and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Architect GLWB. The application and operation of the Architect GLWB are governed by the terms and conditions of the rider itself.

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11.	OTHER INFORMATION

Monumental Life Insurance Company

Monumental Life Insurance Company is an Iowa stock life insurance company incorporated on March 5, 1858. It is engaged in the sale of life and health insurance and annuity policies. Monumental is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Monumental is licensed in all states except New York, the District of Columbia, Guam and Puerto Rico.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Monumental is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self-and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at 240-744-3030.

Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investements.

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How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division – as well as the financial statements of the separate account – are located in the Statement of Additional Information (SAI). For a copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. Our financial strength ratings can be found on our website.

Separate Account VA CC

The Separate Account was established by Monumental on February 1, 1992, and operates under Iowa law. The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Monumental owns the assets of the Separate Account, and the obligations under the Policy are obligations of Monumental. These assets are held separately from the other assets of Monumental and are not chargeable with liabilities incurred in any other business operation of Monumental (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Monumental will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Monumental. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Monumental’s general account assets or any other separate account Monumental maintains.

The Separate Account has various Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying funds. Additional Subaccounts may be established at Monumental’s discretion. The Separate Account meets the definition of a “separate account” under Section 2(a)(37) of the 1940 Act.

Policy Owner

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy and who exercises all rights under the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, TCI, for the distribution and sale of the Policies. We pay commissions to TCI which are passed through to selling firms. We also pay TCI an “override” that is percentage of total commissions paid on sales of our Contracts which is not passed through to the selling firms and may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies.

Compensation to Broker-Dealers Selling the Policies. The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies. We pay commissions through TCI to the selling firms for their sales of the Policies.

A limited number of representatives of Transamerica Financial Advisors, Inc. (“TFA”), an affiliated broker-dealer firm, “wholesale” the Policies, that is, provide sales support and training to sales representatives at the selling firms. To the extent permitted by (“FINRA”) rules of the Financial Industry Regulatory Authority, we and/or TFA or another affiliates may provide promotional incentives in the form of cash or non-cash compensation or

50

reimbursement to some, but not all, selling firms or organizations in connection with the sale of the Policies. We and/or our affiliates may shares the costs of client appreciation events, reimburse selling firms for, among other things, the costs of exhibit booths and other items related to sponsoring marketing conferences and events, and/or provide other marketing support. To the extent permitted by FINRA rules, we and/or our affiliates may provide selling representatives with occasional de minimus gifts, meals, tickets or other non-cash compensation in connection with the sale the of Policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 1.25% of premiums plus an annual continuing fee of 1.0% based on policy values.

The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Policies.

Special Compensation Paid to Affiliated Firms.

Our parent company provides paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. Certain costs of TFA are underwritten by our affiliates. Wholesaling representatives and their managers at TFA who meet certain productivity standards that include sales of the Policies may receive additional cash bonuses and non-cash compensation from us or our affiliates.

Commissions and other incentives or payments described above are not charged directly to Policy owners or the separate account. We intend to recoup our sales expenses and incentives we pay through fees and charges deducted under the Policy and other corporate revenue.

Right to Cancel Period

You may return your Policy for a refund, but only if you return it within a prescribed period, which is usually 20 to 30 days after you receive the Policy, or whatever longer period may be required by state law. The amount of the refund will generally be Premiums paid, plus or minus accumulated gains or losses in the Separate Account. You bear the risk of any decline in Policy Value during the Right to Cancel Period. However, if state law requires, then we will refund your original Premium Payment(s). We will pay the refund within seven days after we receive, in good order and within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned Policy. The Policy will then be deemed void.

Assignment

We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the Policy until we have received then in good order at our Administrative and Services Office. “Good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the Policy

51

number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all Policy Owners (exactly as registered on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time.

Reinstatements

Monumental occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In certain of these situations, Monumental will allow a reinstatement and require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Monumental ). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Monumental will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Monumental will vote Fund shares as to which no timely instructions are received and those shares held by Monumental as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Please note that it is possible for a small number of Policy Owners (assuming the underlying fund Portfolio determines they represent a quorum) to determine the outcome of a vote, especially if they have large policy values.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited before such meeting in accordance with procedures established by the underlying fund.

Legal Proceedings

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Monumental, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made.

Although the outcome of any litigation cannot be predicted with certainty, Monumental believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account, or on the ability of TCI to perform under its principal underwriting agreement, or on the ability of Monumental to meet its obligations under the policy.

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TABLE OF CONTENTS FOR THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY STATEMENT OF ADDITIONAL INFORMATION

GLOSSARY OF TERMS

THE POLICY - GENERAL PROVISIONS

PERFORMANCE INFORMATION

PERFORMANCE COMPARISONS

SAFEKEEPING OF ACCOUNT ASSETS

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

TAXATION OF MONUMENTAL

STATE REGULATION OF MONUMENTAL

RECORDS AND REPORTS

DISTRIBUTION OF THE POLICIES

ADMINISTRATIVE SERVICES CONTRACT

LEGAL MATTERS

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

OTHER INFORMATION

FINANCIAL STATEMENTS

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 50 VP – Initial Class	2009	$0.820056	$0.942705	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.820056	0.000

Transamerica Index 75 VP – Initial Class	2009	$0.723979	$0.882617	0.000
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.723979	0.000

Transamerica Asset Allocation – Conservative VP – Initial Class	2009	$1.070578	$1.321484	221,585.627
Subaccount Inception Date May 1, 2002	2008	$1.378034	$1.070578	241,603.117
	2007	$1.314219	$1.378034	255,246.090
	2006	$1.218163	$1.314219	799,984.652
	2005	$1.174882	$1.218163	936,388.233
	2004	$1.086427	$1.174882	861,278
	2003	$0.897	$1.086427	166,604.481
	2002	$1.000	$0.897	81,650

Transamerica Asset Allocation – Growth VP – Initial Class	2009	$0.930947	$1.191267	29,796.358
Subaccount Inception Date May 1, 2002	2008	$1.564655	$0.930947	19,745.400
	2007	$1.473222	$1.564655	20,048.832
	2006	$1.292634	$1.473222	103,045.796
	2005	$1.168315	$1.292634	181,530.774
	2004	$1.038054	$1.168315	390,768
	2003	$0.805	$1.038054	0.000
	2002	$1.000	$0.805	100

Transamerica Asset Allocation – Moderate VP – Initial Class	2009	$1.060340	$1.321141	456,386.693
Subaccount Inception Date May 1, 2002	2008	$1.453058	$1.060340	497,039.713
	2007	$1.365602	$1.453058	671,882.445
	2006	$1.242705	$1.365602	1,519,104.399
	2005	$1.173330	$1.242705	1,456,917.291
	2004	$1.068624	$1.173330	275,000
	2003	$0.868	$1.068624	115,007.063
	2002	$1.000	$0.868	100

Transamerica Asset Allocation – Moderate Growth VP – Initial Class	2009	$1.008481	$1.273991	397,103.538
Subaccount Inception Date May 1, 2002	2008	$1.521738	$1.008481	415,813.350
	2007	$1.432059	$1.521738	603,034.515
	2006	$1.276212	$1.432059	777,484.777
	2005	$1.177932	$1.276212	778,090.104
	2004	$1.052490	$1.177932	1,023,551
	2003	$0.840	$1.052490	197,068.256
	2002	$1.000	$0.840	146,987

Transamerica BlackRock Large Cap Value VP – Initial Class(1)	2009	$0.984650	$1.002329	310,217.258
Subaccount Inception Date November 19, 2009

Transamerica Capital Guardian Value VP – Initial Class(1)	2008	$1.277853	$0.761784	82,508.283
Subaccount Inception Date May 1, 2004	2007	$1.383420	$1.277853	1,220,576.998
	2006	$1.204685	$1.383420	1,619,947.847
	2005	$1.134632	$1.204685	1,873,860.189
	2004	$1.000	$1.134632	1,818,151

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.511386	$1.987627	41,868.031
Subaccount Inception Date May 3, 1999	2008	$2.661211	$1.511386	44,254.967
	2007	$2.894074	$2.661211	393,172.266
	2006	$2.063553	$2.894074	170,884.337
	2005	$1.844825	$2.063553	234,658.588
	2004	$1.408716	$1.844825	276,382
	2003	$1.053	$1.408716	289,895.875
	2002	$1.031	$1.053	1,174,467
	2001	$1.000	$1.031	227,293

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		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.716565	$0.915312	133,607.021
Subaccount Inception Date October 26, 1998	2008	$1.160405	$0.716565	134,637.220
	2007	$1.126220	$1.160405	177,333.578
	2006	$0.990810	$1.126220	258,298.605
	2005	$0.971527	$0.990810	274,610.565
	2004	$0.887825	$0.971527	122,411
	2003	$0.699	$0.887825	498,181.574
	2002	$0.940	$0.699	477,109
	2001	$1.000	$0.940	878,233

Transamerica Focus VP – Initial Class(2)	2009	$0.772898	$0.974477	4,106.415
Subaccount Inception Date June 18, 2001	2008	$1.232267	$0.772898	39,110.549
	2007	$1.237419	$1.232267	44,001.655
	2006	$1.058825	$1.237419	51,620.065
	2005	$1.032047	$1.058825	57,575.498
	2004	$0.959364	$1.032047	62,820.000
	2003	$0.720000	$0.959364	65,194.584
	2002	$0.970000	$0.720000	250,520.000
	2001	$1.000000	$0.970000	2,526,729.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.019607	$1.333517	71,397.455
Subaccount Inception Date May 1, 2002	2008	$1.598614	$1.019607	116,872.221
	2007	$1.485919	$1.598614	152,129.387
	2006	$1.224845	$1.485919	193,975.874
	2005	$1.100918	$1.224845	100,020.109
	2004	$0.976821	$1.100918	85,250
	2003	$0.791	$0.976821	1,146,645.804
	2002	$1.000	$0.791	1,542,567

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.194351	$1.366065	169,720.488
Subaccount Inception Date May 1, 2002	2008	$1.246518	$1.194351	334,561.355
	2007	$1.160800	$1.246518	2,146,947.613
	2006	$1.130007	$1.160800	1,969,634.612
	2005	$1.120250	$1.130007	2,405,099.787
	2004	$1.087635	$1.120250	2,549,835.000
	2003	$1.052000	$1.087635	1,308,955.006
	2002	$1.000000	$1.052000	1,036,839.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.644156	$0.880690	428,627.248
Subaccount Inception Date May 1, 2006	2008	$1.025183	$0.644156	698,937.611
	2007	$0.948942	$1.025183	36,354.256
	2006	$1.000000	$0.948942	86,465.962

Transamerica Efficient Markets VP – Initial Class	2009	$1.036913	$1.207613	0.000
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036913	0.000

Transamerica Diversified Equity VP – Initial Class(3)	2009	$0.987047	$1.248491	49,942.972
Subaccount Inception Date July 1, 2002	2008	$1.777875	$0.987047	5,282.599
	2007	$1.565172	$1.777875	5,282.599
	2006	$1.336638	$1.565172	6,231.858
	2005	$1.261731	$1.336638	6,383.655
	2004	$1.169436	$1.261731	6,675
	2003	$0.936	$1.169436	2,674.427
	2002	$1.000	$0.936	100

Transamerica WMC Diversified Growth VP – Initial Class(4)	2009	$0.811175	$1.033012	1,238,801.351
Subaccount Inception Date May 3, 1999	2008	$1.524224	$0.811175	1,834,182.446
	2007	$1.329869	$1.524224	1,455,324.410
	2006	$1.240952	$1.329869	2,091,258.670
	2005	$1.080260	$1.240952	2,037,334.956
	2004	$0.946372	$1.080260	1,938,310
	2003	$0.732	$0.946372	1,637,531.181
	2002	$0.955	$0.732	305,915
	2001	$1.000	$0.955	116,195

Transamerica Growth Opportunities VP – Initial Class	2009	$1.198502	$1.616821	133,562.718
Subaccount Inception Date June 18, 2001	2008	$2.057676	$1.198502	146,930.005
	2007	$1.696110	$2.057676	155,531.262
	2006	$1.637113	$1.696110	173,706.738
	2005	$1.428887	$1.637113	199,070.322
	2004	$1.242983	$1.428887	308,148
	2003	$0.961	$1.242983	940,110.792
	2002	$1.138	$0.961	2,132,708
	2001	$1.000	$1.138	388,004

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		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology VP – Initial Class(3)	2009	$0.967660	$1.504839	0.000
Subaccount Inception Date July 1, 2002	2008	$1.909814	$0.967660	0.000
	2007	$1.459573	$1.909814	0.000
	2006	$1.465952	$1.459573	0.000
	2005	$1.457111	$1.465952	12,978.376
	2004	$1.368019	$1.457111	12,978
	2003	$0.919	$1.368019	12,978.376
	2002	$1.000	$0.919	100

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.230640	$1.737248	71,889.090
Subaccount Inception Date October 26, 1998	2008	$2.111435	$1.230640	45,409.191
	2007	$1.717342	$2.111435	70,781.591
	2006	$1.475759	$1.717342	73,231.680
	2005	$1.318322	$1.475759	76,676.982
	2004	$1.149577	$1.318322	84,060
	2003	$0.611	$1.149577	230,384.409
	2002	$1.024	$0.611	516,634
	2001	$1.000	$1.024	2,847,860

Transamerica Value Balanced VP – Initial Class(5)	2009	$0.978103	$1.189904	43,245.458
Subaccount Inception Date May 3, 1999	2008	$1.428637	$0.978103	40,026.695
	2007	$1.358241	$1.428637	118729.822
	2006	$1.195379	$1.358241	574,576.353
	2005	$1.137667	$1.195379	266,692
	2004	$1.049621	$1.137667	115,887.066
	2003	$0.886	$1.049621	370,296
	2002	$1.000	$0.886	0.00

Transamerica Morgan Stanley Active International Allocation VP– Initial Class(6)	2009	$1.055468	$1.309669	994,076.362
Subaccount Inception Date October 26, 1998	2008	$1.750669	$1.055468	1,513,601.766
	2007	$1.536450	$1.750669	1,574,785.475
	2006	$1.262008	$1.536450	1,396,485.885
	2005	$1.125102	$1.262008	1,375,037.323
	2004	$0.983665	$1.125102	1,390,727
	2003	$0.751	$0.983665	351,432.230
	2002	$0.918	$0.751	244,047
	2001	$1.000	$0.918	55,549

Transamerica Morgan Stanley Mid–Cap Growth VP – Initial Class(7)	2009	$0.562068	$0.889557	37,692.763
Subaccount Inception Date June 18, 2001	2008	$1.061724	$0.562068	51,640.976
	2007	$0.879107	$1.061724	71,133.808
	2006	$0.811447	$0.879107	65,597.403
	2005	$0.765392	$0.811447	64,998.821
	2004	$0.724747	$0.765392	31,777
	2003	$0.574	$0.724747	48,025.996
	2002	$0.870	$0.574	203,958
	2001	$1.000	$0.870	94,504

AllianceBernstein Global Thematic Growth Portfolio – Class B	2009	$0.514302	$0.776346	27,520.187
Subaccount Inception Date June 18, 2001	2008	$0.993244	$0.514302	28,764.569
	2007	$0.840508	$0.993244	29,986.120
	2006	$0.786729	$0.840508	31,061.262
	2005	$0.770018	$0.786729	35,866.428
	2004	$0.743395	$0.770018	37,176
	2003	$0.524	$0.743395	35,549.203
	2002	$0.914	$0.524	17,582
	2001	$1.000	$0.914	1,000

AllianceBernstein Growth – Class B	2009	$0.651881	$0.853759	49,736.636
Subaccount Inception Date June 18, 2001	2008	$1.152173	$0.651881	105,810.313
	2007	$1.037572	$1.152173	109,020.962
	2006	$1.065812	$1.037572	187,460.467
	2005	$0.968524	$1.065812	228,654.688
	2004	$0.857939	$0.968524	457,077
	2003	$0.646	$0.857939	288,679.947
	2002	$0.914	$0.646	200,515
	2001	$1.000	$0.914	29,724

54

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth – Class B	2009	$0.608024	$0.821712	9,100.254
Subaccount Inception Date June 18, 2001	2008	$1.025081	$0.608024	9,164.448
	2007	$0.915406	$1.025081	9,205.564
	2006	$0.934630	$0.915406	9,793.284
	2005	$0.825595	$0.934630	30,686.923
	2004	0.773086	$0.825595	41,608
	2003	$0.636	0.773086	41,209.721
	2002	$0.933	$0.636	15,501
	2001	$1.000	$0.933	15,501

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$0.818808	$1.014181	331,068.696
Subaccount Inception Date October 26, 1998	2008	$1.403887	$0.818808	547,251.358
	2007	$1.255402	$1.403887	26,168.435
	2006	$1.133055	$1.255402	43,037.986
	2005	$1.119103	$1.133055	75,936.194
	2004	$1.018460	$1.119103	85,648
	2003	$0.717	$1.018460	208,600.069
	2002	$0.961	$0.717	32,144
	2001	$1.000	$0.961	1,000

Credit Suisse International Equity Flex III Portfolio(8)	2009	$1.000000	$1.009512	15,714.214
Subaccount Inception Date December 10, 2009

Credit Suisse International Equity Flex I Portfolio(8)	2008	$1.696769	$0.986139	58,827.554
Subaccount Inception Date October 26, 1998	2007	$1.476465	$1.696769	30,926.902
	2006	$1.262346	$1.476465	31,064.247
	2005	$1.090434	$1.262346	57,022.749
	2004	$0.964153	$1.090434	51,574
	2003	$0.735	$0.964153	45,624.666
	2002	$0.933	$0.735	1,681,258
	2001	$1.000	$0.933	1,166,722

Credit Suisse U.S. Equity Flex I Portfolio	2009	$0.673774	$0.827957	83,372.364
Subaccount Inception Date October 26, 1998	2008	$1.045213	$0.673774	58,827.554
	2007	$1.069374	$1.045213	48,062.997
	2006	$1.035472	$1.069374	52,561.216
	2005	$1.079380	$1.035472	118,731.316
	2004	$0.987714	$1.079380	94,785
	2003	$0.675	$0.987714	134,733.493
	2002	$1.032	$0.675	51,311
	2001	$1.000	$1.032	53,153

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2009	$0.610878	$0.803506	0.000
Subaccount Inception Date June 18, 2001	2008	$0.947419	$0.610878	0.000
	2007	$0.894214	$0.947419	4,918.324
	2006	$0.832564	$0.894214	13,116.635
	2005	$0.817214	$0.832564	12,556.341
	2004	$0.782616	$0.817214	10,772
	2003	$0.631	$0.782616	30,569.443
	2002	$0.904	$0.631	41,926
	2001	$1.000	$0.904	44,459

Dreyfus – VIF Appreciation – Service Class	2009	$0.825330	$0.994377	10,902.436
Subaccount Inception Date June 18, 2001	2008	$1.191469	$0.825330	39,852.989
	2007	$1.131328	$1.191469	58,484.942
	2006	$0.987611	$1.131328	75,165.888
	2005	$0.962276	$0.987611	83,505.425
	2004	$0.931583	$0.962276	33,058
	2003	$0.782	$0.931583	1,954,523.929
	2002	$0.955	$0.782	2,053,954
	2001	$1.000	$0.955	1,921,167

Federated Clover Value Fund II(9)	2009	$0.704994	$0.797180	439,838.254
Subaccount Inception Date October 26, 1998	2008	$1.080335	$0.704994	482,097.074
	2007	$1.213355	$1.080335	535,821.484
	2006	$1.053785	$1.213355	594,543.004
	2005	$1.017898	$1.053785	697,977.937
	2004	$0.940699	$1.017898	984,317
	2003	$0.747	$0.940699	1,052,218.362
	2002	$0.950	$0.747	2,635,744
	2001	$1.000	$0.950	1,662,159

55

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Federated Capital Income Fund II	2009	$0.842545	$1.065347	677,295.034
Subaccount Inception Date October 26, 1998	2008	$1.073601	$0.842545	1,121,275.271
	2007	$1.046986	$1.073601	17,801.395
	2006	$0.918462	$1.046986	37,995.319
	2005	$0.876656	$0.918462	33,288.076
	2004	$0.809119	$0.876656	5,170
	2003	$0.680	$0.809119	28,081.499
	2002	$0.907	$0.680	32,996
	2001	$1.000	$0.90	43,338

Federated Fund for U.S. Government Securities II	2009	$1.266149	$1.313054	245,463.889
Subaccount Inception Date October 26, 1998	2008	$1.231850	$1.266149	215,312.873
	2007	$1.175893	$1.231850	161,632.110
	2006	$1.145507	$1.175893	309,313.755
	2005	$1.138979	$1.145507	361,969.328
	2004	$1.115277	$1.138979	613,614
	2003	$1.105	$1.115277	1,647,847.713
	2002	$1.028	$1.105	3,243,760
	2001	$1.000	$1.028	2,220,115

Federated High Income Bond Fund II	2009	$1.063554	$1.602406	487,474.665
Subaccount Inception Date October 26, 1998	2008	$1.458032	$1.063554	713,808.656
	2007	$1.430249	$1.458032	835,684.630
	2006	$1.309445	$1.430249	899,218.715
	2005	$1.294013	$1.309445	1,145,821.416
	2004	$1.188509	$1.294013	1,172,624
	2003	$0.987	$1.188509	1,082,635.472
	2002	$0.987	$0.987	170,786
	2001	$1.000	$0.987	30,054

Federated Prime Money Fund II	2009	$1.080816	$1.070198	1,672,283.158
Subaccount Inception Date October 26, 1998	2008	$1.069347	$1.080816	2,609,387.678
	2007	$1.035665	$1.069347	1,907,915.462
	2006	$1.004903	$1.035665	1,853,380.190
	2005	$0.992624	$1.004903	1,816,231.907
	2004	$0.998922	$0.992624	2,087,881
	2003	$1.007	$0.998922	1,600,766.572
	2002	$1.007	$1.007	3,325,810
	2001	$1.000	$1.007	3,173,087

Fidelity VIP Contrafund® Portfolio – Initial Class	2009	$0.676756	$0.905278	435,819.261
Subaccount Inception Date May 1, 2006	2008	$1.194404	$0.676756	341,084.591
	2007	$1.030515	$1.194404	382,377.957
	2006	$1.000000	$1.030515	279,643.348

Fidelity VIP Mid Cap Portfolio – Initial Class	2009	$1.071769	$1.479954	17,034.215
Subaccount Inception Date May 1, 2004	2008	$1.795642	$1.071769	35,900.848
	2007	$1.575602	$1.795642	146,179.339
	2006	$1.418273	$1.575602	588,023.895
	2005	$1.216160	$1.418273	788,472.104
	2004	$1.000	$1.216160	787,345

Fidelity VIP Value Strategies Portfolio – Initial Class	2009	$0.651797	$1.012461	277,712.455
Subaccount Inception Date May 1, 2004	2008	$1.354058	$0.651797	241,530.750
	2007	$1.299401	$1.354058	619,306.849
	2006	$1.133089	$1.299401	731,834.258
	2005	$1.119660	$1.133089	823,483.078
	2004	$1.000	$1.119660	726,498

NVIT Developing Markets Fund(10)	2009	$1.616361	$2.584728	186,456.755
Subaccount Inception Date October 26, 1998	2008	$3.891618	$1.616361	331,070.362
	2007	$2.751242	$3.891618	300,196.346
	2006	$2.073960	$2.751242	335,623.400
	2005	$1.599736	$2.073960	59,141.282
	2004	$1.354948	$1.599736	17,450
	2003	$0.861	$1.354948	19,723.371
	2002	$0.967	$0.861	27,483
	2001	$1.000	$0.967	4,208

56

		1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Seligman Capital – Class 2 Shares	2009	$0.607483	$0.888889	0.000
Subaccount Inception Date June 18, 2001	2008	$1.187311	$0.607483	14,162.388
	2007	$1.036234	$1.187311	15,292.063
	2006	$0.993553	$1.036234	16,192.736
	2005	$0.898302	$0.993553	17,238.690
	2004	$0.841490	$0.898302	302,622
	2003	$0.629	$0.841490	122,421.370
	2002	$0.954	$0.629	57,673
	2001	$1.000	$0.954	53,475

Seligman Communications and Information – Class 2 Shares	2009	$0.872746	$1.371121	8,272.579
Subaccount Inception Date June 18, 2001	2008	$1.391761	$0.872746	8,331.320
	2007	$1.226661	$1.391761	8,368.718
	2006	$1.019899	$1.226661	8,911.670
	2005	$0.962243	$1.019899	40,738.524
	2004	$0.880602	$0.962243	40,828
	2003	$0.620	$0.880602	57,025.789
	2002	$0.987	$0.620	20,722
	2001	$1.000	$0.987	132,530

Seligman Global Technology – Class 2 Shares	2009	$0.688017	$1.099565	2,668.470
Subaccount Inception Date June 18, 2001	2008	$1.170910	$0.688017	4,360.674
	2007	$1.030456	$1.170910	5,595.927
	2006	$0.888186	$1.030456	6,576.998
	2005	$0.834695	$0.888186	7,724.409
	2004	$0.815568	$0.834695	9,018
	2003	$0.608	$0.815568	10,434.556
	2002	$0.904	$0.608	10,485
	2001	$1.000	$0.904	18,388

Vanguard – Equity Index	2009	$0.854406	$1.064898	1,729,233.443
Subaccount Inception Date May 1, 2002	2008	$1.374558	$0.854406	2,165,078.126
	2007	$1.323386	$1.374558	1,980,074.352
	2006	$1.160267	$1.323386	2,025,082.911
	2005	$1.123187	$1.160267	2,326,524.061
	2004	$1.028400	$1.123187	2,586,038
	2003	$0.812	$1.028400	1,832,289.179
	2002	$1.000	$0.812	1,054,250

Vanguard – Mid-Cap Index	2009	$0.939186	$1.299525	1,282,149.026
Subaccount Inception Date May 1, 2002	2008	$1.637677	$0.939186	2,086,568.115
	2007	$1.565432	$1.637677	1,528,971.636
	2006	$1.396071	$1.565432	1,163,317.452
	2005	$1.242604	$1.396071	1,527,906.186
	2004	$1.047790	$1.242604	1,634,691
	2003	$0.793	$1.047790	1,454,754.279
	2002	$1.000	$0.793	776,001

Vanguard – REIT Index	2009	$1.198435	$1.525561	241,720.095
Subaccount Inception Date May 1, 2002	2008	$1.937656	$1.198435	194,064.619
	2007	$2.357239	$1.937656	200,256.778
	2006	$1.772256	$2.357239	753,540.003
	2005	$1.607610	$1.772256	260,875.567
	2004	$1.249674	$1.607610	550,674
	2003	$0.936	$1.249674	287,366.638
	2002	$1.000	$0.936	37,049

Vanguard – International	2009	$0.583745	$0.821589	214,348.979
Subaccount Inception Date May 1, 2007	2008	$1.075210	$0.583745	151,917.344
	2007	$1.000000	$1.075210	23,835.391

Vanguard – Short-Term Investment – Grade	2009	$1.106983	$1.242399	2,275,078.655
Subaccount Inception Date May 1, 2002	2008	$1.163259	$1.106983	2,311,321.601
	2007	$1.113133	$1.163259	4,013,784.934
	2006	$1.076315	$1.113133	4,838,808.892
	2005	$1.067869	$1.076315	4,232,273.584
	2004	$1.061463	$1.067869	3,990,261
	2003	$1.040	$1.061463	2,241,011.063
	2002	$1.000	$1.040	2,524,331

57

Subaccount	Year	1.45%
		Beginning AUV		Ending AUV		# Units
Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.262490 1.217198 1.154309 1.122658 1.112200 1.082852 1.056 1.000	$ $ $ $ $ $ $ $	1.318376 1.262490 1.217198 1.154309 1.122658 1.112200 1.082852 1.056	2,962,764.746 3,058,830.415 1,097,558.715 1,125,093.709 1,133,754.349 1,100,529 1,243,279.529 93,787

Wanger International Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.352632 2.522739 2.200552 1.627553 1.358616 1.058073 0.721 0.849 1.000	$ $ $ $ $ $ $ $ $	1.997044 1.352632 2.522739 2.200552 1.627553 1.358616 1.058073 0.721 0.849	137,497.43 455,261.845 99,053.172 95,585.812 326,373.631 282,130 227,633.673 770,108 749,066

Wanger USA Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.981170 1.650464 1.588907 1.494234 1.362500 1.168145 0.827 1.009 1.000	$ $ $ $ $ $ $ $ $	1.375546 0.981170 1.650464 1.588907 1.494234 1.362500 1.168145 0.827 1.009	220,766.644 222,738.112 578,889.477 835,302.936 1,037,234.292 1,411,226 1,265,412.266 2,907,945 965,088

WFAVT Small Cap Value Fund(11) Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.808209 1.478767 1.510849 1.324460 1.153299 1.002056 0.735 0.970 1.000	$ $ $ $ $ $ $ $ $	1.276084 0.808209 1.478767 1.510849 1.324460 1.153299 1.002056 0.735 0.970	42,835.592 58,458.913 80,092.746 99,755.291 99,610.153 227,049 375,435.186 2,638,983 2,004,437

58

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.819781 1.000000	$ $	0.941916 0.819781	0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.723742 1.000000	$ $	0.881874 0.723742	0.000 0.000

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.067017 1.374142 1.311160 1.215924 1.173316 1.085524 0.896 1.000	$ $ $ $ $ $ $ $	1.316426 1.067017 1.374142 1.311160 1.215924 1.173316 1.085524 0.896	21,069.127 21,069.127 21,069.127 21,069.127 21,069.127 0.000 0.000 100

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.927903 1.560311 1.469855 1.290319 1.166804 1.037216 0.805 1.000	$ $ $ $ $ $ $ $	1.186779 0.927903 1.560311 1.469855 1.290319 1.166804 1.037216 0.805	1,371.268 1,371.268 1,371.268 2,935.495 7,506.495 16,848 0.000 100

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.056864 1.449009 1.362474 1.240469 1.171796 1.067759 0.868 1.000	$ $ $ $ $ $ $ $	1.316161 1.056864 1.449009 1.362474 1.240469 1.171796 1.067759 0.868	6,148.904 6,148.904 6,148.904 40,306.666 42,311.513 29,988 13,349.154 100

Transamerica Asset Allocation – Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.005174 1.517482 1.428769 1.273905 1.176374 1.051623 0.839 1.000	$ $ $ $ $ $ $ $	1.269176 1.005174 1.517482 1.428769 1.273905 1.176374 1.051623 0.839	5,142.134 5,142.134 9,114.298 55,727.721 53,800.489 48,522 585.533 100

Transamerica BlackRock Large Cap ValueVP – Initial Class(1) Subaccount Inception Date November 19, 2009	2009		$0.984649		$1.002273	33,714.012

Transamerica Capital Guardian Value VP – Initial Class(1) Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.275548 1.381607 1.203699 1.134259 1.000	$ $ $ $ $	0.760032 1.275548 1.381607 1.203699 1.134259	525,046.818 306,772.292 48,400.873 5,593.486 0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 3, 1999	2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $	1.826341 3.217370 3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895 1.000	$ $ $ $ $ $ $ $ $ $ $	2.400642 1.826341 3.217370 3.500631 2.497286 2.233675 1.706483 1.276 1.250 1.143 0.895	35,920.042 59,862.794 274,837.443 103,450.227 249,301.608 309,360 552,346 418,031 305,095 185,954 2,881

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $	0.776682 1.258394 1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343 1.154	$ $ $ $ $ $ $ $ $ $ $	0.991628 0.776682 1.258394 1.221924 1.075522 1.055117 0.964689 0.759 1.022 1.179 1.343	372,220.826 443,490.305 780,974.419 1,252,111.674 1,539,104.181 1,930,602 2,468,796 2,285,629 3,700,425 3,225,502 1,662,594

59

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Initial Class(2)	2009	$0.770040	$0.970397	25,141.901
Subaccount Inception Date June 18, 2001	2008	$1.228315	$0.770040	25,426.153
	2007	$1.234065	$1.228315	25,483.353
	2006	$1.056481	$1.234065	25,475.559
	2005	$1.030271	$1.056481	28,175.644
	2004	$0.958182	$1.030271	29,657.000
	2003	$0.720000	$0.958182	31,511.599
	2002	$0.970000	$0.720000	45,661.000
	2001	$1.000000	$0.970000	1,000.000

Transamerica MFS International Equity VP – Initial Class	2009	$1.016223	$1.328436	0.000
Subaccount Inception Date May 1, 2002	2008	$1.594091	$1.016223	0.000
	2007	$1.482452	$1.594091	0.000
	2006	$1.222593	$1.482452	1,043.112
	2005	$1.099441	$1.222593	1,044.823
	2004	$0.975993	$1.099441	1,047
	2003	$0.791	$0.975993	2,132.979
	2002	$1.000	$0.791	100

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.190434	$1.360914	15,260.416
Subaccount Inception Date May 1, 2002	2008	$1.243039	$1.190434	51,238.251
	2007	$1.158142	$1.243039	649,050.917
	2006	$1.127971	$1.158142	37,201.235
	2005	$1.118783	$1.127971	17,675.286
	2004	$1.086753	$1.118783	24,567.000
	2003	$1.051000	$1.086753	43,093.952
	2002	$1.000000	$1.051000	100.000

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.643308	$0.879105	243,671.588
Subaccount Inception Date May 1, 2006	2008	$1.024345	$0.643308	339,603.600
	2007	$0.948633	$1.024345	6,214.454
	2006	$1.000000	$0.948633	0.000

Transamerica Efficient Markets VP – Initial Class	2009	$1.036844	$1.206941	0.000
Subaccount Inception Date November 10, 2008	2008	1.000000	$1.036844	0.000

Transamerica Diversified Equity VP – Initial Class(3)	2009	$0.983872	$1.243854	480,022.869
Subaccount Inception Date July 1, 2002	2008	$1.773044	$0.983872	710,534.193
	2007	$1.561692	$1.773044	735,756.772
	2006	$1.334327	$1.561692	783,625.351
	2005	$1.260166	$1.334327	837,485
	2004	$1.168565	$1.260166	903,806
	2003	$0.699	$1.168565	1,367,677.205
	2002	$0.959	$0.699	2,532,206
	2001	$1.262	$0.959	2,950,184
	2000	$1.553	$1.262	3,050,196
	1999	$1.000	$1.553	575,729

Transamerica WMC Diversified Growth VP – Initial Class (4)	2009	$0.808171	$1.028693	1,209,655.161
Subaccount Inception Date June 18, 2001	2008	$1.519338	$0.808171	1,854,790.817
	2007	$1.326262	$1.519338	1,603,889.971
	2006	$1.238197	$1.326262	2,004,161.623
	2005	$1.078385	$1.238197	452,823.257
	2004	$0.945195	$1.078385	524,861
	2003	$0.731	$0.945195	707,788.225
	2002	$0.954	$0.731	788,920
	2001	$1.006582	$0.954	1,460,416
	2000	$1.487766	$1.006582	1,343,845
	1999	$1.000000	$1.487766	246,122

Transamerica Growth Opportunities VP – Initial Class	2009	$1.194059	$1.610045	0.000
Subaccount Inception Date June 18, 2001	2008	$2.051075	$1.194059	0.000
	2007	$1.691505	$2.051075	294.971
	2006	$1.633468	$1.691505	130.209
	2005	$1.426398	$1.633468	1,796.970
	2004	$1.241434	$1.426398	3,970
	2003	$0.960	$1.241434	2,243.391
	2002	$1.138	$0.960	3,116
	2001	$1.000	$1.138	1,000

60

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology VP – Initial Class(3)	2009	$0.964555	$1.499255	0.000
Subaccount Inception Date July 1, 2002	2008	$1.904640	$0.964555	0.000
	2007	$1.456331	$1.904640	0.000
	2006	$1.463409	$1.456331	0.000
	2005	$1.455300	$1.463409	0.000
	2004	$1.367000	$1.455300	0.000
	2003	$0.919	$1.367000	0.000
	2002	$1.000	$0.919	100

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$2.525279	$3.563074	108,428.705
Subaccount Inception Date October 26, 1998	2008	$4.334826	$2.525279	159,956.073
	2007	$3.527500	$4.334826	259,606.496
	2006	$3.032749	$3.527500	420,700.829
	2005	$2.710530	$3.032749	575,710.446
	2004	$2.364745	$2.710530	723,452
	2003	$1.258	$2.364745	1,060,687
	2002	$2.109	$1.258	1,141,264
	2001	$1.662	$2.109	1,228,998
	2000	$1.520	$1.662	1,310,663
	1999	$1.192	$1.520	541,663
	1998	$1.000	$1.192	1,000

Transamerica Value Balanced VP – Initial Class(5)	2009	$0.974898	$1.185436	420,272.133
Subaccount Inception Date May 3, 1999	2008	$1.424666	$0.974898	174,507.712
	2007	$1.355135	$1.424666	179,238.398
	2006	$1.193233	$1.355135	207,917.741
	2005	$1.136190	$1.193233	234,793.839
	2004	$1.048766	$1.136190	447,603
	2003	$0.848104	$1.048766	501,638.612
	2002	$0.962410	$0.848104	663,953
	2001	$0.998739	$0.962410	950,003
	2000	$1.053303	$0.998739	1,019,180
	1999	$1.000000	$1.053303	280,925

Transamerica Morgan Stanley Active International Allocation VP	2009	$1.006558	$1.248364	562,297.002
– Initial Class(6)	2008	$1.670354	$1.006558	847,695.595
Subaccount Inception Date October 26, 1998	2007	$1.466684	$1.670354	1,059,960.817
	2006	$1.205294	$1.466684	891,660.581
	2005	$1.075061	$1.205294	1,049,969.500
	2004	$0.940372	$1.075061	1,288,069
	2003	$0.719	$0.940372	1,610,481
	2002	$0.879	$0.719	1,433,433
	2001	$1.157	$0.879	1,397,351
	2000	$1.437	$1.157	1,312,308
	1999	$1.102	$1.437	1,139,793
	1998	$1.000	$1.102	1,000

Transamerica Morgan Stanley Mid–Cap Growth VP – Initial Class(7)	2009	$0.559981	$0.885825	37,187.239
Subaccount Inception Date June 18, 2001	2008	$1.058294	$0.559981	37,187.239
	2007	$0.876700	$1.058294	39,570.691
	2006	$0.809627	$0.876700	39,915.497
	2005	$0.764064	$0.809627	42,819.457
	2004	$0.723847	$0.764064	44,467
	2003	$0.573	$0.723847	44,184.087
	2002	$0.869	$0.573	48,938
	2001	$1.000	$0.869	5,702

AllianceBernstein Global Thematic Growth Portfolio – Class B	2009	$0.512390	$0.773078	0.000
Subaccount Inception Date June 18, 2001	2008	$0.990058	$0.512390	0.000
	2007	$0.838237	$0.990058	62.982
	2006	$0.784981	$0.838237	60.059
	2005	$0.768689	$0.784981	3,010.100
	2004	$0.742478	$0.768689	4,550
	2003	$0.524	$0.742478	4,265.645
	2002	$0.914	$0.524	9,401
	2001	$1.000	$0.914	1,000

61

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth – Class B	2009	$0.649465	$0.850177	778.030
Subaccount Inception Date June 18, 2001	2008	$1.148475	$0.649465	778.030
	2007	$1.034758	$1.148475	778.030
	2006	$1.063436	$1.034758	771.861
	2005	$0.966842	$1.063436	774.898
	2004	$0.856875	$0.966842	7,432
	2003	$0.654	$0.856875	10,784.975
	2002	$0.918	$0.654	3,933
	2001	$1.000	$0.918	1,000

AllianceBernstein Large Cap Growth – Class B	2009	$0.605771	$0.818268	0.000
Subaccount Inception Date June 18, 2001	2008	$1.021786	$0.605771	0.000
	2007	$0.912916	$1.021786	0.000
	2006	$0.932556	$0.912916	0.000
	2005	$0.824168	$0.932556	0.000
	2004	$0.772128	$0.824168	0.000
	2003	$0.635	$0.772128	0.000
	2002	$0.932	$0.635	1,000
	2001	$1.000	$0.932	1,000

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$1.123356	$1.390713	220,098.291
Subaccount Inception Date October 26, 1998	2008	$1.927003	$1.123356	302,450.775
	2007	$1.724030	$1.927003	7,208.538
	2006	$1.556780	$1.724030	7,218.667
	2005	$1.538377	$1.556780	30,324
	2004	$1.400712	$1.538377	38,154
	2003	$0.986	$1.400712	58,598
	2002	$1.322	$0.986	109,596
	2001	$1.492	$1.322	118,953
	2000	$1.601	$1.492	501,747
	1999	$1.097	$1.601	17,443
	1998	$1.000	$1.097	1,000

Credit Suisse International Equity Flex III Portfolio(8)	2009	$1.000000	$1.009483	169,520.17
Subaccount Inception Date December 10, 2009

Credit Suisse International Equity Flex I Portfolio(8)	2008	$1.656239	$0.962109	30,676.003
Subaccount Inception Date October 26, 1998	2007	$1.441915	$1.656239	151,877.492
	2006	$1.233417	$1.441915	185,482.926
	2005	$1.065961	$1.233417	244,719.445
	2004	$0.942971	$1.065961	266,178
	2003	$0.719	$0.942971	268,454
	2002	$0.913	$0.719	264,216
	2001	$1.190	$0.913	316,789
	2000	$1.630	$1.190	324,739
	1999	$1.078	$1.630	17,503
	1998	$1.000	$1.078	1,000

Credit Suisse U.S. Equity Flex I Portfolio	2009	$0.845662	$1.038672	603,849.812
Subaccount Inception Date October 26, 1998	2008	$1.312513	$0.845662	1,188,439.757
	2007	$1.343518	$1.312513	1,233,485.240
	2006	$1.301563	$1.343518	1,249,735.595
	2005	$1.357403	$1.301563	1,258,361
	2004	$1.242745	$1.357403	1,292,143
	2003	$0.849	$1.242745	1,405,319
	2002	$1.300	$0.849	1,483,995
	2001	$1.571	$1.300	1,708,616
	2000	$1.947	$1.571	1,599,802
	1999	$1.169	$1.947	14,585

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2009	$0.608599	$0.800115	0.000
Subaccount Inception Date June 18, 2001	2008	$0.944358	$0.608599	0.000
	2007	$0.891775	$0.944358	0.000
	2006	$0.830707	$0.891775	0.000
	2005	$0.815795	$0.830707	0.000
	2004	$0.781636	$0.815795	0.000
	2003	$0.631	$0.781636	1,303.416
	2002	$0.904	$0.631	2,291
	2001	$1.000	$0.904	1,000

62

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Dreyfus – VIF Appreciation – Service Class	2009	$0.822262	$0.990191	0.000
Subaccount Inception Date June 18, 2001	2008	$1.187631	$0.822262	0.000
	2007	$1.128235	$1.187631	0.000
	2006	$0.985396	$1.128235	412.077
	2005	$0.960586	$0.985396	40,184.744
	2004	$0.930410	$0.960586	138
	2003	$0.782	$0.930410	0.000
	2002	$0.955	$0.782	1,000
	2001	$1.000	$0.955	1,000

Federated Clover Value Fund II(9)	2009	$0.810477	$0.916011	119,290.276
Subaccount Inception Date October 26, 1998	2008	$1.242577	$0.810477	164,334.965
	2007	$1.396265	$1.242577	464,963.910
	2006	$1.213217	$1.396265	1,154,856.315
	2005	$1.172475	$1.213217	1,324,652.376
	2004	$1.084098	$1.172475	1,664,830
	2003	$0.862	$1.084098	2,053,460
	2002	$1.096	$0.862	1,923,100
	2001	$1.162	$1.096	1,698,516
	2000	$1.512	$1.162	400,459
	1999	$1.096	$1.512	166,796
	1998	$1.000	$1.096	1,000

Federated Capital Income Fund II	2009	$0.744104	$0.940410	578,527.130
Subaccount Inception Date October 26, 1998	2008	$0.948635	$0.744104	828,351.772
	2007	$0.925577	$0.948635	31,163.808
	2006	$0.812349	$0.925577	46,013.834
	2005	$0.775743	$0.812349	69,339.203
	2004	$0.716340	$0.775743	80,846
	2003	$0.603	$0.716340	135,584
	2002	$0.804	$0.603	140,048
	2001	$0.946	$0.804	314,705
	2000	$1.064	$0.946	400,549
	1999	$1.062	$1.064	166,796
	1998	$1.000	$1.062	1,000

Federated Fund for U.S. Government Securities II	2009	$1.395420	$1.446408	553,454.195
Subaccount Inception Date October 26, 1998	2008	$1.358287	$1.395420	550,416.381
	2007	$1.297240	$1.358287	680,866.675
	2006	$1.264329	$1.297240	1,714,775.935
	2005	$1.257748	$1.264329	1,408,870.019
	2004	$1.232183	$1.257748	1,658,616
	2003	$1.222	$1.232183	3,258,944
	2002	$1.137	$1.222	2,056,456
	2001	$1.079	$1.137	2,914,758
	2000	$0.983	$1.079	3,093,041
	1999	$1.007	$0.983	1,512,032

Federated High Income Bond Fund II	2009	$1.023410	$1.541169	422,667.694
Subaccount Inception Date October 26, 1998	2008	$1.403687	$1.023410	540,712.774
	2007	$1.377623	$1.403687	662,622.925
	2006	$1.261891	$1.377623	565,488.063
	2005	$1.247633	$1.261891	1,014,085.600
	2004	$1.146467	$1.247633	1,072,205
	2003	$0.952	$1.146467	1,403,596
	2002	$0.953	$0.952	1,549,197
	2001	$0.954	$0.953	757,527
	2000	$1.065	$0.954	697,331
	1999	$1.056	$1.065	327,458

63

		1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Federated Prime Money Fund II	2009	$1.182652	$1.170427	743,200.919
Subaccount Inception Date October 26, 1998	2008	$1.170677	$1.182652	1,249,600.218
	2007	$1.134359	$1.170677	1,336,292.814
	2006	$1.101212	$1.134359	1,613,196.565
	2005	$1.088294	$1.101212	1,313,538.901
	2004	$1.095739	$1.088294	1,720,995
	2003	$1.105	$1.095739	1,961,385
	2002	$1.106	$1.105	2,716,197
	2001	$1.082	$1.106	4,646,619
	2000	$1.036	$1.082	3,521,141
	1999	$1.005	$1.036	13,680,189

Fidelity VIP Contrafund® Portfolio – Initial Class	2009	$0.675855	$0.903661	63,381.072
Subaccount Inception Date May 1, 2006	2008	$1.193404	$0.675855	22,684.808
	2007	$1.030174	$1.193404	18,337.505
	2006	$1.000000	$1.030174	8,260.142

Fidelity VIP Mid Cap Portfolio – Initial Class	2009	$1.069323	$1.475854	9,834.820
Subaccount Inception Date May 1, 2004	2008	$1.792425	$1.069323	10,123.128
	2007	$1.573556	$1.792425	9,201.417
	2006	$1.417127	$1.573556	11,875.060
	2005	$1.215778	$1.417127	3,513.095
	2004	$1.000	$1.215778	0.000

Fidelity VIP Value Strategies Portfolio – Initial Class	2009	$0.650292	$1.009605	37,149.452
Subaccount Inception Date May 1, 2004	2008	$1.351598	$0.650292	11,956.186
	2007	$1.297684	$1.351598	132,533.723
	2006	$1.132157	$1.297684	9,526.954
	2005	$1.119292	$1.132157	4,247.810
	2004	$1.000	$1.119292	0.000

NVIT Developing Markets Fund(10)	2009	$1.842258	$2.944501	107,663.006
Subaccount Inception Date October 26, 1998	2008	$4.437695	$1.842258	206,723.144
	2007	$3.138860	$4.437695	240,264.706
	2006	$2.367318	$3.138860	210,393.969
	2005	$1.826916	$2.367318	101,675.861
	2004	$1.548132	$1.826916	123,841
	2003	$0.984	$1.548132	117,968
	2002	$1.106	$0.984	80,829
	2001	$1.206	$1.106	140,619
	2000	$1.714	$1.206	146,101
	1999	$1.055	$1.714	19,596

Seligman Capital – Class 2 Shares	2009	$0.605210	$0.885141	0.000
Subaccount Inception Date June 18, 2001	2008	$1.183442	$0.605210	0.000
	2007	$1.033375	$1.183442	0.000
	2006	$0.991297	$1.033375	0.000
	2005	$0.896706	$0.991297	0.000
	2004	$0.840411	$0.896706	0.000
	2003	$0.628	$0.840411	1,114.743
	2002	$0.954	$0.628	11,998
	2001	$1.000	$0.954	10,884

Seligman Communications and Information – Class 2 Shares	2009	$0.869486	$1.365319	0.000
Subaccount Inception Date June 18, 2001	2008	$1.387259	$0.869486	0.000
	2007	$1.223302	$1.387259	57.113
	2006	$1.017612	$1.223302	54.467
	2005	$0.960560	$1.017612	2,745.404
	2004	$0.879498	$0.960560	4,204
	2003	$0.620	$0.879498	3,974.002
	2002	$0.986	$0.620	8,871
	2001	$1.000	$0.986	1,000

Seligman Global Technology – Class 2 Shares	2009	$0.685471	$1.094951	0.000
Subaccount Inception Date June 18, 2001	2008	$1.167149	$0.685471	0.000
	2007	$1.027642	$1.167149	0.000
	2006	$0.886187	$1.027642	0.000
	2005	$0.833227	$0.886187	0.000
	2004	$0.814539	$0.833227	0.000
	2003	$0.608	$0.814539	0.000
	2002	$0.904	$0.608	1,000
	2001	$1.000	$0.904	1,000

64

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
Vanguard - Equity Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.851593 1.370707 1.320331 1.158158 1.121695 1.027545 0.812 1.000	$ $ $ $ $ $ $ $	1.060886 0.851593 1.370707 1.320331 1.158158 1.121695 1.027545 0.812	511,364.813 764,709.537 454,872.692 108,286.744 71,319.618 53,454 7,279.236 11,717

Vanguard - Mid-Cap Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.936100 1.633113 1.561850 1.393553 1.240967 1.046930 0.793 1.000	$ $ $ $ $ $ $ $	1.294610 0.936100 1.633113 1.561850 1.393553 1.240967 1.046930 0.793	438,750.795 783,542.703 401,760.404 40,643.523 38,049.440 30,522 18,321.323 100

Vanguard - REIT Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.194502 1.932260 2.351847 1.769063 1.605513 1.248657 0.935 1.000	$ $ $ $ $ $ $ $	1.519797 1.194502 1.932260 2.351847 1.769063 1.605513 1.248657 0.935	3,706.820 10,109.461 10,716.258 9,301.398 2,718.497 2,844 9,360.825 100

Vanguard - International Subaccount Inception Date May 1, 2007	2009 2008 2007	$ $ $	0.583266 1.074855 1.000000	$ $ $	0.820503 0.583266 1.074855	64,434.438 22,352.017 18,140.180

Vanguard - Short-Term Investment-Grade Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.103361 1.160033 1.110591 1.074372 1.066483 1.060600 1.040 1.000	$ $ $ $ $ $ $ $	1.237721 1.103361 1.160033 1.110591 1.074372 1.066483 1.060600 1.040	746,436.615 802,358.248 905,055.781 107,254.001 27,909.504 26,753 8,231.622 100

Vanguard - Total Bond Market Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.258379 1.213833 1.151693 1.120651 1.110758 1.081972 1.056 1.000	$ $ $ $ $ $ $ $	1.313440 1.258379 1.213833 1.151693 1.120651 1.110758 1.081972 1.056	1,002,287.415 1,175,105.680 24,717.171 33,117.516 26,577.073 28,410 55,425.628 100

Wanger International Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $	2.262668 4.222104 3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584 1.159	$ $ $ $ $ $ $ $ $ $ $	3.338988 2.262668 4.222104 3.684712 2.726592 2.277159 1.576808 1.210 1.425 1.835 2.584	430,147.065 629,320.352 650,318.429 674,657.416 547,925.827 618,167 636,203 631,422 685,552 726,164 305,860

Wanger USA Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $	1.321140 2.223436 2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.373 1.114	$ $ $ $ $ $ $ $ $ $ $	1.851261 1.321140 2.223436 2.141575 2.014972 1.838244 1.774295 1.117 1.363 1.243 1.37	104,872.900 148,512.460 366,352.565 451,329.58 595,039.213 699,936 747,927 647,177 307,380 432,510 549,766

65

Subaccount	Year	1.50%
		Beginning AUV		Ending AUV		# Units
WFAVT Small Cap Value Fund(11) Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001 2000 1999	$ $ $ $ $ $ $ $ $ $ $	1.026316 1.878770 1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134 1.185	$ $ $ $ $ $ $ $ $ $ $	1.619647 1.026316 1.878770 1.920476 1.684384 1.467416 1.275611 0.936 1.236 1.205 1.134	232,787.865 335,188.632 537,430.956 665,523.401 836,218.778 945,190 1,224,503 1,319,287 1,171,504 1,117,504 246,470

66

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.819250 1.000000	$ $	0.940376 0.819250	0.000 0.000

Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2009 2008	$ $	0.723266 1.000000	$ $	0.880438 0.723266	0.000 0.000

Transamerica Asset Allocation - Conservative VP - Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.060055 1.366524 1.305179 1.211571 1.170262 1.083754 0.896 1.000	$ $ $ $ $ $ $ $	1.306552 1.060055 1.366524 1.305179 1.211571 1.170262 1.083754 0.896	0.000 0.000 15,803.995 18,309.908 19,307.957 12,545 0.000 100

Transamerica Asset Allocation - Growth VP - Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.921822 1.551630 1.463112 1.285660 1.163725 1.035506 0.804 1.000	$ $ $ $ $ $ $ $	1.177841 0.921822 1.551630 1.463112 1.285660 1.163725 1.035506 0.804	0.000 921.286 2,066.720 6,539.453 5,652.197 0.000 0.000 100

Transamerica Asset Allocation - Moderate VP - Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.049927 1.440929 1.356216 1.235988 1.168706 1.065987 0.867 1.000	$ $ $ $ $ $ $ $	1.306232 1.049927 1.440929 1.356216 1.235988 1.168706 1.065987 0.867	31,886.957 32,052.372 50,445.620 40,159.890 40,326.160 40,496 40,665.279 100

Transamerica Asset Allocation - Moderate Growth VP - Initial Class Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.998601 1.509060 1.422241 1.269325 1.173297 1.049905 0.839 1.000	$ $ $ $ $ $ $ $	1.259637 0.998601 1.509060 1.422241 1.269325 1.173297 1.049905 0.839	0.000 0.000 1,761.858 7,665.583 6,837.683 5,850 4,282.186 100

Transamerica BlackRock Large Cap Value VP - Initial Class(1) Subaccount Inception Date November 19, 2009	2009		$0.984646		$1.002155	47,791.579

Transamerica Capital Guardian Value VP - Initial Class(1) Subaccount Inception Date May 1, 2004	2008 2007 2006 2005 2004	$ $ $ $ $	1.270961 1.378001 1.201736 1.133518 1.000	$ $ $ $ $	0.756550 1.270961 1.378001 1.201736 1.133518	114,609.611 126,219.236 104,772.957 71,766.799 9,316

Transamerica Clarion Global Real Estate Securities VP - Initial Class Subaccount Inception Date May 3, 1999	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.494639 2.635641 2.870526 2.049782 1.835214 1.403452 1.050 1.030 1.000	$ $ $ $ $ $ $ $ $	1.962706 1.494639 2.635641 2.870526 2.049782 1.835214 1.403452 1.050 1.030	60,138.522 68,246.274 20,691.063 9,912.922 8,551.712 12,187 13,400.626 10,545 8,587

Transamerica JPMorgan Enhanced Index VP - Initial Class Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.708612 1.149239 1.117048 0.984181 0.966463 0.884507 0.697 0.939 1.000	$ $ $ $ $ $ $ $ $	0.903834 0.708612 1.149239 1.117048 0.984181 0.966463 0.884507 0.697 0.939	0.000 14,013.309 25,335.587 43,691.068 18,196.271 17,639 28,351.051 13,804 8,566

67

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Focus VP – Initial Class(2)	2009	$0.764325	$0.962247	7,002.711
Subaccount Inception Date June 18, 2001	2008	$1.220416	$0.764325	7,002.711
	2007	$1.227346	$1.220416	7,002.711
	2006	$1.051759	$1.227346	7,002.711
	2005	$1.026675	$1.051759	8,756.133
	2004	$0.955783	$1.026675	8,756
	2003	$0.718	$0.955783	18,835.741
	2002	$0.970	$0.718	25,207
	2001	$1.000	$0.970	11,349

Transamerica MFS International Equity VP–Initial Class	2009	$1.009553	$1.318408	42,929.269
Subaccount Inception Date May 1, 2002	2008	$1.585221	$1.009553	82,278.938
	2007	$1.475665	$1.585221	115,844.770
	2006	$1.218190	$1.475665	145,016.548
	2005	$1.096562	$1.218190	141,353.212
	2004	$0.974401	$1.096562	148,595
	2003	$0.790	$0.974401	200,731.361
	2002	$1.000	$0.790	20,477

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.182628	$1.350664	266,043.311
Subaccount Inception Date May 1, 2002	2008	$1.236115	$1.182628	43,150.748
	2007	$1.152824	$1.236115	17,845.199
	2006	$1.123893	$1.152824	26,812.847
	2005	$1.115839	$1.123893	11,541.545
	2004	$1.084965	$1.115839	0.000
	2003	$1.051	$1.084965	8,140.996
	2002	$1.000	$1.051	8,679

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.641620	$0.875925	30,744.280
Subaccount Inception Date May 1, 2006	2008	$1.022668	$0.641620	0.000
	2007	$0.948016	$1.022668	0.000
	2006	$1.000000	$0.948016	0.000

Transamerica Efficient Markets VP – Initial Class	2009	$1.036698	$1.205576	21,454.324
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036698	0.000

Transamerica Diversified Equity VP – Initial Class(3)	2009	$0.977578	$1.234687	20,393.041
Subaccount Inception Date July 1, 2001	2008	$1.763443	$0.977578	3,068.908
	2007	$1.554773	$1.763443	3,079.746
	2006	$1.329727	$1.554773	15,937.325
	2005	$1.257058	$1.329727	16,069.543
	2004	$1.166829	$1.257058	16,066
	2003	$0.935	$1.166829	16,029.463
	2002	$1.000	$0.935	12,186

Transamerica WMC Diversified Growth VP – Initial Class(4)	2009	$0.802161	$1.020029	136,086.607
Subaccount Inception Date July 1, 2002	2008	$1.509538	$0.802161	180,870.684
	2007	$1.319019	$1.509538	269,331.205
	2006	$1.232651	$1.319019	405,060.079
	2005	$1.074597	$1.232651	221,388.747
	2004	$0.942810	$1.074597	169,327
	2003	$0.730	$0.942810	137,151.985
	2002	$0.954	$0.730	113,981
	2001	$1.000	$0.954	53,623

Transamerica Growth Opportunities VP – Initial Class	2009	$1.185223	$1.596555	7,417.595
Subaccount Inception Date June 18, 2001	2008	$2.037901	$1.185223	39,404.666
	2007	$1.682307	$2.037901	39,705.020
	2006	$1.626177	$1.682307	54,208.278
	2005	$1.421432	$1.626177	49,796.309
	2004	$1.238328	$1.421432	59,023
	2003	$0.959	$1.238328	20,366.816
	2002	$1.137	$0.959	17,094
	2001	$1.000	$1.137	1,000

68

			1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Science and Technology VP – Initial Class(3)	2009	$0.958402	$1.488238	0.000
Subaccount Inception Date July 1, 2002	2008	$1.894363	$0.958402	0.000
	2007	$1.449916	$1.894363	0.000
	2006	$1.458393	$1.449916	0.000
	2005	$1.451736	$1.458393	0.000
	2004	$1.364998	$1.451736	0.000
	2003	$0.919	$1.364998	0.000
	2002	$1.000	$0.919	100

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.217019	$1.715479	76,872.668
Subaccount Inception Date October 26, 1998	2008	$2.091171	$1.217019	110,415.289
	2007	$1.703392	$2.091171	48,006.453
	2006	$1.465918	$1.703392	77,822.210
	2005	$1.311451	$1.465918	84,093.601
	2004	$1.145278	$1.311451	114,706
	2003	$0.610	$1.145278	132,273.214
	2002	$1.023	$0.610	152,626
	2001	$1.000	$1.023	134,067

Transamerica Value Balanced VP – Initial Class(5) Subaccount Inception Date May 1, 2002	2009	$0.968501	$1.176492	35,571.803
	2008	$1.416700	$0.968501	26,854.382
	2007	$1.348897	$1.416700	50,325.748
	2006	$1.188900	$1.348897	56,416.778
	2005	$1.133183	$1.188900	116,253.392
	2004	$1.047042	$1.133183	118,755
	2003	$0.885	$1.047042	13,058.758
	2002	$1.000	$0.885	100

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(6) Subaccount Inception Date October 26, 1998	2009	$1.043789	$1.293266	68,874.339
	2008	$1.733851	$1.043789	66,071.068
	2007	$1.523944	$1.733851	240,737.009
	2006	$1.253581	$1.523944	259,086.156
	2005	$1.119234	$1.253581	250,248.818
	2004	$0.979979	$1.119234	258,885
	2003	$0.750	$0.979979	100,503.265
	2002	$0.917	$0.750	4,406
	2001	$1.000	$0.917	1,093

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(7)	2009	$0.555830	$0.878388	47,590.456
Subaccount Inception Date June 18, 2001	2008	$1.051512	$0.555830	14,733.247
	2007	$0.871949	$1.051512	23,204.401
	2006	$0.806021	$0.871949	30,578.077
	2005	$0.761401	$0.806021	35,142.703
	2004	$0.722038	$0.761401	51,763
	2003	$0.572	$0.722038	56,300.774
	2002	$0.869	$0.572	63,015
	2001	$1.000	$0.869	59,771
AllianceBernstein Global Thematic Growth Portfolio – Class B	2009	$0.508594	$0.766596	8,746.643
Subaccount Inception Date June 18, 2001	2008	$0.983689	$0.508594	27,210.755
	2007	$0.833665	$0.983689	27,243.465
	2006	$0.781468	$0.833665	27,818.541
	2005	$0.765998	$0.781468	39,207.697
	2004	$0.740613	$0.765998	38,586
	2003	$0.523	$0.740613	59,514.847
	2002	$0.914	$0.523	24,846
	2001	$1.000	$0.914	14,447

AllianceBernstein Growth – Class B	2009	$0.644658	$0.843054	0.000
Subaccount Inception Date June 18, 2001	2008	$1.141097	$0.644658	0.000
	2007	$1.029129	$1.141097	0.000
	2006	$1.058695	$1.029129	0.000
	2005	$0.963479	$1.058695	0.000
	2004	$0.854738	$0.963479	0.000
	2003	$0.645	$0.854738	0.000
	2002	$0.913	$0.645	1,000
	2001	$1.000	$0.913	1,000

69

		1.60%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth – Class B	2009	$0.601296	$0.811432	1,058.141
Subaccount Inception Date June 18, 2001	2008	$1.015237	$0.601296	4,098.059
	2007	$0.907953	$1.015237	4,113.805
	2006	$0.928400	$0.907953	24,858.599
	2005	$0.821301	$0.928400	24,767.680
	2004	$0.770199	$0.821301	6,712
	2003	$0.634	$0.770199	9,547.106
	2002	$0.932	$0.634	1,000
	2001	$1.000	$0.932	1,000

Columbia Small Company Growth Fund, Variable Series – Class A	2009	$0.809752	$1.001484	26,418.685
Subaccount Inception Date October 26, 1998	2008	$1.390417	$0.809752	27,809.092
	2007	$1.245199	$1.390417	108,589.947
	2006	$1.125502	$1.245199	150,947.571
	2005	$1.113285	$1.125502	157,500.664
	2004	$1.014658	$1.113285	171,442
	2003	$0.715	$1.014658	140,687.661
	2002	$0.960	$0.715	13,547
	2001	$1.000	$0.960	12,157

Credit Suisse International Equity Flex III Portfolio(8) Subaccount Inception Date December 10, 2009	2009	$1.000000	$1.009425	12,121.001

Credit Suisse International Equity Flex I Portfolio(8)	2008	$1.680467	$0.975219	48,937.039
Subaccount Inception Date October 26, 1998	2007	$1.464448	$1.680467	15,666.485
	2006	$1.253912	$1.464448	12,958.832
	2005	$1.084751	$1.253912	13,341.755
	2004	$0.960546	$1.084751	9,490
	2003	$0.733	$0.960546	9,521.501
	2002	$0.932	$0.733	1,000
	2001	$1.000	$0.932	1,000

Credit Suisse U.S. Equity Flex I Portfolio	2009	$0.666321	$0.817581	8,217.574
Subaccount Inception Date October 26, 1998	2008	$1.035199	$0.666321	48,937.039
	2007	$1.060697	$1.035199	118,275.787
	2006	$1.028592	$1.060697	133,307.778
	2005	$1.073773	$1.028592	153,546.730
	2004	$0.984031	$1.073773	170,650
	2003	$0.673	$0.984031	136,901.474
	2002	$1.031	$0.673	2,480
	2001	$1.000	$1.031	1,000

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Class	2009	$0.604114	$0.793442	0.000
Subaccount Inception Date June 18, 2001	2008	$0.938332	$0.604114	0.000
	2007	$0.886952	$0.938332	0.000
	2006	$0.827018	$0.886952	0.000
	2005	$0.812955	$0.827018	0.000
	2004	$0.779695	$0.812955	0.000
	2003	$0.630	$0.779695	0.000
	2002	$0.903	$0.630	1,000
	2001	$1.000	$0.903	1,000

Dreyfus VIF – Appreciation Portfolio – Service Class	2009	$0.816180	$0.981896	5,745.093
Subaccount Inception Date June 18, 2001	2008	$1.180014	$0.816180	5,745.093
	2007	$1.122111	$1.180014	5,745.093
	2006	$0.981016	$1.122111	41,475.874
	2005	$0.957253	$0.981016	56,453.815
	2004	$0.928094	$0.957253	178,902
	2003	$0.780	$0.928094	205,481.891
	2002	$0.954	$0.780	71,732
	2001	$1.000	$0.954	5,143

Federated Clover Value Fund II(9)	2009	$0.697185	$0.787192	30,582.966
Subaccount Inception Date October 26, 1998	2008	$1.069957	$0.697185	33,899.473
	2007	$1.203484	$1.069957	71,431.216
	2006	$1.046745	$1.203484	146,097.219
	2005	$1.012590	$1.046745	197,163.745
	2004	$0.937185	$1.012590	456,974
	2003	$0.746	$0.937185	441,008.535
	2002	$0.950	$0.746	170,886
	2001	$1.000	$0.950	3,232

70

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Federated Capital Income Fund II Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.833212 1.063290 1.038473 0.912336 0.872093 0.806093 0.679 0.907 1.000	$ $ $ $ $ $ $ $ $	1.052000 0.833212 1.063290 1.038473 0.912336 0.872093 0.806093 0.679 0.907	75,471.076 90,020.461 0.000 0.000 0.000 0.000 0.000 8,642 8,642
Federated Fund for U.S. Government Securities II Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.252143 1.220026 1.166337 1.137861 1.133045 1.111107 1.103 1.027 1.000	$ $ $ $ $ $ $ $ $	1.296637 1.252143 1.220026 1.166337 1.137861 1.133045 1.111107 1.103 1.027	18,911.948 23,756.093 29,131.820 24,223.812 18,698.886 250,770 298,079.391 75,065 12,377
Federated High Income Bond Fund II Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.051804 1.444060 1.418647 1.300738 1.287298 1.184084 0.984 0.986 1.000	$ $ $ $ $ $ $ $ $	1.582373 1.051804 1.444060 1.418647 1.300738 1.287298 1.184084 0.984 0.986	37,883.628 31,820.915 208,583.113 223,088.918 289,553.593 320,725 244,963.866 63,680 1,000
Federated Prime Money Fund II Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.068837 1.059061 1.027234 0.998193 0.987448 0.995191 1.004 1.007 1.000	$ $ $ $ $ $ $ $ $	1.056763 1.068837 1.059061 1.027234 0.998193 0.987448 0.995191 1.004 1.007	41,103.833 257,896.714 232,117.474 44,985.668 53,785.535 155,301 154,453.039 1,070,057 28,104
Fidelity VIP Contrafund® Portfolio – Initial Class Subaccount Inception Date May 1, 2006	2009 2008 2007 2006	$ $ $ $	0.674086 1.191464 1.029509 1.000000	$ $ $ $	0.900389 0.674086 1.191464 1.029509	169,626.414 249,426.982 140,353.462 0.000
Fidelity VIP Mid Cap Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2009 2008 2007 2006 2005 2004	$ $ $ $ $ $	1.064410 1.785955 1.569426 1.414798 1.214972 1.000	$ $ $ $ $ $	1.467622 1.064410 1.785955 1.569426 1.414798 1.214972	4,123.844 14,829.452 22,169.259 36,341.511 26,261.801 8,787
Fidelity -VIP Value Strategies Portfolio – Initial Class Subaccount Inception Date May 1, 2004	2009 2008 2007 2006 2005 2004	$ $ $ $ $ $	0.647303 1.346727 1.294293 1.130312 1.118571 1.000	$ $ $ $ $ $	1.003992 0.647303 1.346727 1.294293 1.130312 1.118571	91,765.172 24,734.299 34,894.132 15,868.268 0.000 0.000
NVIT Developing Markets Fund(10) Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.598425 3.854162 2.728811 2.060082 1.591370 1.349863 0.859 0.966 1.000	$ $ $ $ $ $ $ $ $	2.552260 1.598425 3.854162 2.728811 2.060082 1.591370 1.349863 0.859 0.966	25,362.601 29,248.593 40,011.422 42,265.443 23,554.711 0.000 20,001.792 21,737 1,000

71

Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Seligman Capital – Class 2 Shares Subaccount Inception Date June 18, 2001	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.600744 1.175876 1.027780 0.986902 0.893614 0.838336 0.627 0.953 1.000	$ $ $ $ $ $ $ $ $	0.877747 0.600744 1.175876 1.027780 0.986902 0.893614 0.838336 0.627 0.953	7,290.586 7,290.586 7,290.586 22,447.192 26,730.486 42,628 46,969.583 59,743 49,584
Seligman Communications and Information – Class 2 Shares Subaccount Inception Date June 18, 2001	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.863073 1.378389 1.216681 1.013090 0.957232 0.877298 0.619 0.986 1.000	$ $ $ $ $ $ $ $ $	1.353918 0.863073 1.378389 1.216681 1.013090 0.957232 0.877298 0.619 0.986	15,534.240 15,918.641 16,287.151 39,535.062 42,502.992 29,801 24,114.392 11,301 11,301
Seligman Global Technology – Class 2 Shares Subaccount Inception Date June 18, 2001	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.680374 1.159634 1.022041 0.882239 0.830332 0.812512 0.607 0.904 1.000	$ $ $ $ $ $ $ $ $	1.085749 0.680374 1.159634 1.022041 0.882239 0.830332 0.812512 0.607 0.904	7,580.268 7,580.268 7,580.268 23,663.401 28,169.470 45,039 56,389.496 56,446 53,553
Vanguard – Equity Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.846021 1.363082 1.314289 1.153991 1.118757 1.025867 0.811 1.000	$ $ $ $ $ $ $ $	1.052907 0.846021 1.363082 1.314289 1.153991 1.118757 1.025867 0.811	375,507.615 390,901.054 984,214.655 1,204,048.079 1,230,433.729 1,156,670 927,651.775 41,850
Vanguard – Mid-Cap Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	0.929969 1.624029 1.554692 1.388538 1.237707 1.045212 0.792 1.000	$ $ $ $ $ $ $ $	1.284865 0.929969 1.624029 1.554692 1.388538 1.237707 1.045212 0.792	66,258.001 83,943.493 315,578.261 416,135.795 495,103.346 606,226 571,647.749 102,559
Vanguard – REIT Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.186677 1.921505 2.341063 1.762687 1.601291 1.246601 0.935 1.000	$ $ $ $ $ $ $ $	1.508357 1.186677 1.921505 2.341063 1.762687 1.601291 1.246601 0.935	35,381.154 45,655.751 173,110.699 212,462.784 238,927.087 427,613 371,815.723 62,291
Vanguard – International Subaccount Inception Date May 1, 2007	2009 2008 2007	$ $ $	0.582305 1.074151 1.000	$ $ $	0.818353 0.582305 1.074151	231,840.810 266,919.683 0.000
Vanguard – Short-Term Investment–Grade Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.096116 1.153549 1.105485 1.070498 1.063662 1.058843 1.039 1.000	$ $ $ $ $ $ $ $	1.228381 1.096116 1.153549 1.105485 1.070498 1.063662 1.058843 1.039	183,806.852 100,684.853 270,809.495 292,657.834 259,046.866 293,155 221,490.383 36,469

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Subaccount	Year	1.60%
		Beginning AUV		Ending AUV		# Units
Vanguard – Total Bond Market Index Subaccount Inception Date May 1, 2002	2009 2008 2007 2006 2005 2004 2003 2002	$ $ $ $ $ $ $ $	1.250139 1.207073 1.146405 1.116605 1.107827 1.080190 1.055 1.000	$ $ $ $ $ $ $ $	1.303554 1.250139 1.207073 1.146405 1.116605 1.107827 1.080190 1.055	173,293.566 148,013.878 347,716.709 260,344.363 232,376.453 248,274 222,708.098 18,889
Wanger International Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	1.337676 2.498544 2.182688 1.616721 1.351552 1.163767 0.719 0.848 1.000	$ $ $ $ $ $ $ $ $	1.972050 1.337676 2.498544 2.182688 1.616721 1.351552 1.163767 0.719 0.848	32,609.505 49,768.824 113,056.154 126,170.707 109,312.544 209,884 171,179.180 53,272 9,227
Wanger USA Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.970276 1.634561 1.575942 1.484231 1.355374 1.054130 0.826 1.008 1.000	$ $ $ $ $ $ $ $ $	1.358274 0.970276 1.634561 1.575942 1.484231 1.355374 1.054130 0.826 1.008	26,614.663 46,898.341 48,851.117 125,238.377 126,980.115 148,306 199,514.923 50,096 17,347
WFAVT Small Cap Value Fund(11) Subaccount Inception Date October 26, 1998	2009 2008 2007 2006 2005 2004 2003 2002 2001	$ $ $ $ $ $ $ $ $	0.799261 1.464568 1.498571 1.315636 1.147293 0.998315 0.733 0.969 1.000	$ $ $ $ $ $ $ $ $	1.260082 0.799261 1.464568 1.498571 1.315636 1.147293 0.998315 0.733 0.969	109,257.550 145,779.581 124,642.046 164,909.725 157,726.023 160,792 116,838.527 47,498 39,481

(1)	Transamerica Capital Guardian Value VP merged into Transamerica BlackRock Large Cap Value VP.
(2)	Formerly known Transamerica Legg Mason Partners All Cap VP.
(3)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP on the same day Transamerica Templeton Global VP will change its name to Transamerica Diversified Equity VP.
(4)	Formerly known as Transamerica Equity VP.
(5)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(6)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(7)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.
(8)	Credit Suisse International Equity Flex I merged into Credit Suisse International Equity Flex III Portfolio.
(9)	Federated Clover Value Fund II merged into Federated Capital Appreciation Fund II.
(10)	Formerly known as Gartmore NVIT Developing Markets Fund.
(11)	Formerly known as WFAVT Small/Mid Cap Value Fund.

The Federated Capital Appreciation Fund II and the Transamerica Balanced VP had not commenced operations as of December 31, 2009 therefore, comparable data is not available.

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APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment choices that may be different than described in the Prospectus. (The Policy Form Number appears on the bottom left-hand corner of your Policy.) Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Monumental will move your investment out of the Portfolios and into the general account of Monumental.

•	Life Annuity—Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

•	Joint and Last Survivor Annuity—Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

•

Life Annuity With Period Certain—Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•

Installment or Unit Refund Life Annuity—Available as either a fixed (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Monumental will make any remaining payments to the Beneficiary.

•	Designated Period Annuity—Available only on a fixed basis. Monthly Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Monumental charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Monumental’s surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Monumental will bear the loss.

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Fee Table

The following table describes the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment choices. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Contingent Deferred Sales Load (surrender charge)	None
Exchange Fees(1)	$10
Special Service Fee	$0 - $25

(1)	Monumental does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the investment portfolios’ fees and expenses.

Annual Policy Service Charge(1)	$30
Separate Account Annual Expenses (as a percentage of assets in the Separate Account)
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.35%
Administrative Charge	0.15%

Total Base Separate Account Annual Expenses	1.50%

(1)	Monumental does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Contract if (1) the sum of all Purchase Payments less the sum of all withdrawals taken is at least $50,000; (2) the Contract Value equals or exceeds $50,000, or (3) the Contract is a Qualified Policy.

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2009. Expenses may be higher or lower in future years. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Portfolio Annual Expenses (1)	Minimum	Maximum

Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.56%	2.57%

(1)	The fee table information relating to the underlying funds was provided to Monumental by the underlying funds, their investment advisers or managers, and Monumental has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.

EXAMPLE TABLE

The following example illustrates the maximum expenses that you would incur on a $10,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The example assumes that current fee waivers and expense reimbursement arrangements for a fund will continue for the periods shown. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract’s Annuity Payment Options.

1 Year	3 Years	5 Years	10 Years
$412	$1247	$2097	$4290

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For information concerning compensation paid for the sale of the Policies, see “Distribution of the Policies.”

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Monumental will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Monumental may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Monumental would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When Monumental receives Due Proof of Death of the Annuitant, Monumental will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant’s death. However, if the Contract Owner does not make such a choice and Monumental has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant’s death.

Paid as a lump sum, the Death Benefit is the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

(2)	the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

(1)	the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Monumental or

(2)	the Adjusted Death Benefit.

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The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant’s death, Monumental will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

A Word About Joint Annuitants

The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant’s death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Monumental acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Monumental and obtaining approval from Monumental. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

•	If there is more than one Beneficiary, each will share in the Death Benefit equally.

•	If one or two or more Beneficiaries have already died, Monumental will pay that share of the Death Benefit equally to the survivor(s).

•	If no Beneficiary is living, Monumental will pay the proceeds to the Contract Owner.

•

If a Beneficiary dies at the same time as the Annuitant, Monumental will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant’s death and before Monumental receives due proof of the Annuitant’s death, Monumental will pay proceeds as though the Beneficiary had died first.

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If a Beneficiary who is receiving Annuity Payments dies, Monumental will pay any remaining Payments Certain to that Beneficiary’s named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Monumental must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner’s Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner’s death. Second exception: If the Owner’s Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. (“Owner’s Designated Beneficiary” means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner’s death.) If the Contract Owner and the Annuitant are the same person, then upon that person’s death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Monumental must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the “primary Annuitant” is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a “primary Annuitant” as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the “primary Annuitant” is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Monumental will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Monumental may delay the payment beyond seven days:

•	the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

•	the SEC permits a delay for your protection as a Contract Owner

•	the payment is derived from premiums paid by check, in which case Monumental may delay payment until the check has cleared your bank.

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APPENDIX C

ARCHITECT GUARANTEED LIFETIME WITHDRAWAL BENEFIT

TOTAL WITHDRAWAL BASE ADJUSTMENTS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount that are made in a single calendar year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount that are made in a single calendar year will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the maximum annual withdrawal amount remaining before the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but before the withdrawal of the excess amount; and

C	is the total withdrawal base before the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, two parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (“Non-Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% withdrawal (“WD”) beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $4,500

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $90,000 in 10 years

Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $4,500 is withdrawn.

Result.	In this example, because no portion of the withdrawal was in excess of $4,500, the total withdrawal base does not change.

Example 2 (“Excess” Withdrawal):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means the Income Benefit Percentage is 4.5%.

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TWB at rider issue = $100,000

TWB at time withdrawals begin = $100,000

4.5% WD beginning 10 years from the rider date would be $4,500 (4.5% of the then-current $100,000 total withdrawal base)

WD = $10,000

EWD = $5,500 ($10,000 - $4,500)

PV = $90,000 in 10 years

Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $4,500 = $5,500 (the excess withdrawal amount)

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted and a new lower maximum annual withdrawal amount must be computed. Had the withdrawal for this example not been more than $4,500, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $4,500. However, because an excess withdrawal has been taken, the total withdrawal base and, consequently, the maximum annual withdrawal amount, will decline.

New total withdrawal base:

Step One. The total withdrawal base is reduced by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 4.5% WD)) * TWB before any adjustments

2.	($5,500 / ($90,000 - $4,500)) * $100,000 = $6,432.75

Step Three. Which is larger, the actual $5,500 excess withdrawal amount or the $6,432.75 pro rata amount?

$6,432.75	pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $6,432.75 = $93,567.25

Result. The new total withdrawal base is $93,567.25

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (as a result of the excess withdrawal), we have to calculate a new maximum annual withdrawal amount that will be available starting on the next January 1st. This calculation assumes no more activity before the next January 1st.

Step One. What is the new maximum annual withdrawal amount?

$93,567.25 (the adjusted total withdrawal base) * 4.5% = $4,210.53

Result. Going forward, the maximum you can take out in a year is $4,210.53 without causing an excess withdrawal that would further reduce of the total withdrawal base.

80

APPENDIX D

ADDITIONAL DEATH BENEFIT — ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

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APPENDIX E

ADDITIONAL DEATH DISTRIBUTION - II — ADDITIONAL INFORMATION

Assume the Additional Death Distribution - II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

Example

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $145,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Issued by

MONUMENTAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Advisor’s Edge Select® Variable Annuity dated May 1, 2010

SEPARATE ACCOUNT VA CC

STATEMENT OF ADDITIONAL INFORMATION

for the

THE ADVISOR’S EDGE SELECT® VARIABLE ANNUITY

Offered by

Monumental Life Insurance Company

(An Iowa Stock Company)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor’s Edge Select® Variable Annuity policy (the “Policy”) offered by Monumental Life Insurance Company (the “Company” or “Monumental”). You may obtain a copy of the Prospectus dated May 1, 2010, by calling 800-866-6007 or by writing to our Administrative and Service Office, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

May 1, 2010

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — On the Annuity Commencement Date an amount equal to the policy value increased or decreased by any excess interest adjustments were applied.

Administrative and Service Office — Monumental Life Insurance Company, Attn: Customer Care Group 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

Annuitant — The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Monumental. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 98.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary — The person who has the right to the death benefit set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for business.

Cash Value — The Policy Value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees. This value is applied upon surrender.

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts withdrawn upon partial withdrawals, surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Monumental since the date any payment was received by, or an amount was transferred to, a guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the Owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the Policy that are part of Monumental’s general assets and are not in the Separate Account.

Good Order — An instruction that Monumental receives that is sufficiently complete and clear — along with all necessary forms, information and supporting legal documentation, including any required spousal or joint owner’s consents — so that Monumental does not need to exercise any discretion to follow such instruction. All orders requesting a partial or full withdrawal, a transfer, a death benefit, or other transaction or change, must be in good order.

Guaranteed Period Options (“GPO”) — The various guaranteed interest rate periods of the fixed account, that Monumental may offer and into which Premium Payments may be paid or amounts may be transferred.

Nonqualified Policy — A policy that does not qualify for special federal income tax treatment under the Code.

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Owner (Policy Owner, You, Your) — The individual or entity that owns an individual policy.

Policy — The individual policy.

Policy Date — The date shown on the policy data page attached to the Policy and the date on which the Policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium Payments; minus

•	partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

•	interest credited in the fixed account; plus or minus

•	accumulated gains or losses in the separate account; minus

•	services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to Monumental by the Owner or on the Owner’s behalf as consideration for the benefits provided by the Policy.

Qualified Policy — A Policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA CC, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which Premium Payments under the policies may be allocated.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount — A subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner — A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request — Written notice that is signed by the owner, is in good order and received at the Administrative and Services Office, and that gives Monumental the information it requires. For some transactions, Monumental may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements for good order that Monumental establishes for such notices.

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THE POLICY — GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the Initial Premium Payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Monumental; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Monumental has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Monumental has received written notice of the trust as a successor owner signed before the owner’s death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Monumental.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice; however, Monumental is not responsible for payments made or other action taken before the change is recorded. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner’s death, or payments must be made for a period certain or for the successor owner’s lifetime so long as any period certain does not exceed that successor owner’s life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Monumental and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Monumental.

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MISSTATEMENT OF AGE OR GENDER

Monumental may require proof of age and gender before making Annuity Payments. If the Annuitant’s stated age, gender or both in the Policy are incorrect; Monumental will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age and gender. In the case of correction of the stated age and/or gender after payments have commenced, Monumental will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you before the Annuity Date and during the Annuitant’s lifetime. Monumental is not responsible for the validity of any assignment. No assignment will be recognized until Monumental receives, in good order at the Administrative and Service Office, the appropriate Monumental form notifying Monumental of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Monumental shall not be liable as to any payment or other settlement made by Monumental before receipt of the appropriate Monumental form.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if the interest rates Monumental sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the Premium Payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment (“EIA”) is:

EIA = S* (G-C)* (M/12)

Where

S	=	the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

G	=	the guaranteed interest rate applicable to S.

C	=	the current guaranteed interest rate then being offered on new Premium Payments for the next longer Guaranteed Period than “M”. If this policy form or such a Guaranteed Period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

There is no cap on positive EIA adjustment. The floor on a negative EIA is effective on full surrender.

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On full surrender, each Guaranteed Period Option’s (“GPO”) contribution to the adjusted Policy Value will never fall below the sum of Premium Payments, less any prior withdrawals and transfers from that GPO, plus interest at the guaranteed effective annual interest rate.

Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days before the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)	=	the Annuity Unit Value for the immediately preceding Business Day;

(b)	=	the Net Investment Factor for the day;

(c)	=	the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount resulting from:

(a)	=	any increase or decrease in the value of the Subaccount attributable to investment results;

(b)	=	a daily charge assessed at an annual rate of 1.30% for the mortality and expense risks assumed by Monumental of the value of the Subaccount;

(c)	=	a daily charge for the cost of administering the Policy corresponding to an annual charge of 0.15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table “A” Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, in good order, at least ten Business Days before the first payment date on which the exchange is to take

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effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the “Exchange Date”). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Monumental will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

STABILIZED PAYMENTS

If you have selected a payout feature that provides for stabilized payments (i.e. the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity Commencement Date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased because fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	3.50%
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:		400.0000	1.250000	$500.00	—	—	400.0000
	February 1	400.0000	1.254526	$501.81	$500.00	0.0084	400.0084
	March 1	400.0000	1.253122	$501.25	$500.00	0.0058	400.0142
	April 1	400.0000	1.247324	$498.93	$500.00	(0.0050)	400.0092
	May 1	400.0000	1.247818	$499.13	$500.00	(0.0040)	400.0051
	June 1	400.0000	1.244178	$497.67	$500.00	(0.0109)	399.9943
	July 1	400.0000	1.250422	$500.17	$500.00	0.0008	399.9951
	August 1	400.0000	1.245175	$498.07	$500.00	(0.0090)	399.9861
	September 1	400.0000	1.251633	$500.65	$500.00	0.0030	399.9891
	October 1	400.0000	1.253114	$501.25	$500.00	0.0058	399.9949
	November 1	400.0000	1.261542	$504.62	$500.00	0.0212	400.0161
	December 1	400.0000	1.265963	$506.39	$500.00	0.0293	400.0454
	January 1	400.0000	1.270547	$508.22	$500.00	0.0387	400.0841
	February 1	400.0841	1.275148	$510.17	$508.33	0.0086	400.0927

*	Expenses included in the calculations are 1.30% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

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PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [((Base Period Return)+1)365/7]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

YIELD = 2[(a-b + 1)[6]-1]
cd

Where:

[a]	equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;

[b]	equals the expenses accrued for the period (net of reimbursement);

[c]	equals the average daily number of Units outstanding during the period; and

[d]	equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Monumental will show the “Standardized Average Annual Total Return,” calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

P(1+T)n =ERV

Where:

(1) [P]	equals a hypothetical Initial Premium Payment of $1,000;

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(2) [T]	equals an average annual total return;

(3) [n]	equals the number of years; and

(4) [ERV]	equals the ending redeemable value of a hypothetical $1,000 Premium Payment made at the beginning of the period (or fractional portion thereof).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Monumental may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Monumental may show Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy’s inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified Premium Payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses, and 12b-1 fee, if applicable, restated as if the 12b-1 fee had been in existence from the inception date. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Monumental may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Monumental Life Insurance Company as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of

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any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount’s investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount’s performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

•	quality of underlying investments;

•	average maturity of underlying investments;

•	type of instruments in which the Portfolio is invested;

•	changes in interest rates and market value of underlying investments;

•	changes in Portfolio expenses; and

•	the relative amount of the Portfolio’s cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

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Dow Jones Industrial Average (“DJIA”), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

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Standard & Poor’s Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor’s index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor’s figures.

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Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios’ Lipper rankings in various fund categories in advertising and sales literature.

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Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

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Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

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Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

•

Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

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Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

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•

Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

•

Standard & Poor’s Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

•

Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

•	The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds’ Prospectuses to obtain a more complete view of each Portfolio’s performance before investing. Of course, when comparing each Portfolio’s performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Monumental. The assets are kept physically segregated and held separate and apart from Monumental’s general account assets. The general account contains all of the assets of Monumental. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

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The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law – e.g. civil union partners and same-sex marriages spouses – may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Monumental has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In some circumstances, owners of variable contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts as a result of their ability to exercise the investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Policies, such as the flexibility of a policy owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Policies do not give policy owners investment control over separate account assets, we reserve the right to modify the Policies as necessary to prevent a policy owner from being treated as the owner of the separate account assets supporting the Policy.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity, or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. Currently, Qualified Policies are available as traditional IRA policies and Roth IRA policies. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special

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favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

Monumental makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Premium Payments for any calendar year may not exceed $5,000 ($6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but tax regulations allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the Premium Payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

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ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012 The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 ($6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual, and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the Premium Payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code, accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified policy (other than one qualified under Section 457) or

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(iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Premium Payment; instead, such policies are taxed as described above under the heading “Taxation of Annuities.”

TAXATION OF MONUMENTAL

Monumental at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Monumental and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

STATE REGULATION OF MONUMENTAL

Monumental is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Commerce, Insurance Division. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Monumental as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Monumental, including the liabilities and reserves of the Separate Account the operations of Monumental are also examined periodically by the National Association of Insurance Commissioners. In addition, Monumental is subject to regulation under the insurance laws of the other jurisdictions in which it may operate.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Monumental. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Monumental will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports as required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Monumental sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Transamerica Capital, Inc. (“TCI”) serves as principal underwriter for the policies. TCI’s home office is located at 4600 S. Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI, like Monumental, is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of FINRA. TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. The selling firm and/or its affiliates are also licensed under state insurance laws.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. During fiscal year 2007, the amount paid to AFSG in connection with all Policies sold through the separate account was $328,679; and $739,291, $1,046,775 and $714,741 was paid to TCI in 2009, 2008 and 2007. TCI passed through commissions it received to selling firms and their sales and does not retain any portion of them.

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ADMINISTRATIVE SERVICES CONTRACT

We and TCI, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During 2007, 2008 and 2009, we paid Symmetry $56,682.98, $66,529.50, and $56,322.01 respectively, in connection with this contract

We and TCI, the principal underwriter for the Policies, have contracted with Low Load Insurance Services, Inc. (“Low Load”), to provide certain administrative services. The administrative services include placement of business through a licensed agent, customer service, and marketing support. We pay Low Load an annual fee equal to 0.10% of the amount of assets in the Policies that Low Load provides administrative services for registered representatives. During 2009, we paid Low Load $161.18 in connection with this contract.

LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Monumental Life Insurance Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners as of the year ended December 31, 2009, and for the periods indicated thereon, including the Report of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Monumental Life Insurance Company as of December 31, 2009, and 2008, and for each of the three years in the period ended December 31, 2009, including the Reports of Independent Registered Public Accounting Firm thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor’s Edge Select Policy Owners and should be considered only as bearing on the ability of Monumental to meet its obligations under the Polices. They should not be considered as bearing on the safety or investment performance of the assets held in the Separate Account.

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F I N A N C I A L    S T A T E M E N T S    A N D    S C H E D U L E S – S T A T U T O R Y    B A S I S

Monumental Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

Monumental Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Monumental Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Monumental Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audit also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts aid disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Monumental Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

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However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Monumental Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Noted 1 to the financial statements, at December 31, 2009, Monumental Life Insurance Company, changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009, Monumental Life Insurance Company, changed its accounting for investments in loan backed and structured securities in accordance with SSAP No. 43- Revised, Loan-backed and structured Securities. As discussed in Note 2 to the financial statements, Monumental Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to reserve credits with respect to secondary guarantee reinsurance treaties at December 31, 2007. Also as discussed in Note 8 to the financial statements, at December 31, 2009, Monumental Life Insurance Company adopted Actuarial Guideline XLIII, which specifies statutory reserve requirements for variable annuity contracts with guarantees. Also, as discussed in Note 3 to the financial statements, Monumental Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. During 2009 the Company reverted to its previous accounting policy.

Des Moines, Iowa
April 21, 2010

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Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2009	2008
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,676,477	$2,053,330
Bonds:
Affiliated entities	64,902	64,902
Unaffiliated	15,421,116	17,897,321
Preferred stocks	284	968,425
Common stocks:
Affiliated entities (Cost: 2009- $30,732; 2008- $26,350)	18,440	13,665
Unaffiliated (Cost: 2009- $42,631; 2008- $33,477)	45,567	30,765
Mortgage loans on real estate	2,634,705	3,091,985
Real estate, at cost less allowance for depreciation (2009 - $14; 2008 - $178)
Properties held for sale	6,441	8,498
Investment properties	479	1,178
Policy loans	500,029	494,400
Receivables for securities	—	66
Collateral balance	32,267	96,852
Other invested asset receivable	—	147,572
Derivatives	31,182	57,812
Other invested assets	694,042	826,914

Total cash and invested assets	23,125,931	25,753,685

Premiums deferred and uncollected	214,457	110,308
Accrued investment income	217,818	288,338
Federal and foreign income tax recoverable	—	269,284
Net deferred income tax asset	183,394	115,059
Receivable from parent, subsidiaries and affiliates	84,016	63,883
Cash surrender value of life insurance policies	69,928	68,500
Contribution receivable from parent	275,000	—
Reinsurance receivable	105,992	54,241
Goodwill	10,995	12,197
Other assets	44,024	42,155
Separate account assets	10,396,423	8,811,340

Total admitted assets	$34,727,978	$35,588,990

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Monumental Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2009	2008
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$5,976,305	$2,200,273
Annuity	4,244,699	4,451,944
Accident and health	474,087	458,321
Policy and contract claim reserves:
Life	53,744	59,317
Accident and health	147,688	151,052
Liability for deposit-type contracts	1,170,859	2,505,054
Other policyholders’ funds	7,660	8,052
Remittances and items not allocated	2,567	17,463
Reinsurance in unauthorized companies	4,856	5,461
Municipal reverse repurchase agreements	110,181	108,266
Asset valuation reserve	72,351	231,442
Interest maintenance reserve	58,903	8,434
Funds held under reinsurance agreements	10,077,360	14,984,890
Payable for securities	49,767	2,212
Payable to parent, subsidiaries and affiliates	143,697	29,415
Transfers from separate accounts due or accrued	(2,630)	(28,098)
Deferred derivative gain	10,102	14,184
Derivatives	104,919	130,598
Other liabilities	187,854	203,217
Separate account liabilities	10,396,423	8,811,340

Total liabilities	33,291,392	34,352,837

Capital and surplus:
Common stock:
Class A common stock, $750 par value, 10,000 shares authorized, 9,818.93 issued and outstanding	7,364	7,364
Class B common stock, $750 par value, 10,000 shares authorized, 3,697.27 issued and outstanding	2,773	2,773
Aggregate write-in for other than special surplus funds	83,298	—
Surplus notes	160,000	160,000
Paid-in surplus	620,577	831,973
Unassigned surplus	562,574	234,043

Total capital and surplus	1,436,586	1,236,153

Total liabilities and capital and surplus	$34,727,978	$35,588,990

See accompanying notes.

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Monumental Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$732,283	$682,044	$744,974
Annuity	517,429	883,858	1,047,780
Accident and health	609,211	664,089	654,295
Net investment income	1,093,285	1,322,769	1,465,481
Amortization of interest maintenance reserve	(14,274)	(1,676)	7,091
Commissions and expense allowances on reinsurance ceded	469,368	48,418	84,941
Income from fees associated with investment management, administration and contract guarantees for separate accounts	29,143	34,197	37,498
Reserve adjustments on reinsurance ceded	3,928,644	—	—
Recapture premium on coinsurance funds withheld with nonaffiliate	4,584,735	—	—
Consideration on reinsurance transaction	3,474,573	447,383	1,352,966
Recapture of reinsurance ceded to non-affiliate	—	—	1,342,614
Other income	23,723	8,710	7,836

	15,448,120	4,089,792	6,745,476

Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	686,700	774,628	737,937
Annuity benefits	304,697	302,023	284,066
Surrender benefits	982,410	1,316,843	1,369,248
Other benefits	99,484	135,550	174,807
Increase (decrease) in aggregate reserves for policies and contracts:
Life	3,772,223	(4,654,840)	178,119
Annuity	(207,245)	(479,209)	(898,470)
Accident and health	15,766	7,008	70,542

	5,654,035	(2,597,997)	1,916,249
Insurance expenses:
Commissions	286,847	297,158	305,487
General insurance expenses	251,446	257,858	272,370
Taxes, licenses and fees	31,948	43,813	48,870
Net transfers to (from) separate accounts	(284,329)	140,099	387,561
Consideration on reinsurance recapture ceded to affiliate	—	473,624	—
Change in provision for liquidity guarantees	(38,058)	39,812	7,250
Reinsurance reserve adjustment	(11)	(6)	(7)
Funds withheld ceded investment income	139,373	267,697	479,696
Reserve adjustments on reinsurance ceded	—	3	2,998,794
Initial premium on coinsurance funds withheld	—	4,584,735	—
Initial premium on coinsurance funds withheld ceded to affiliate	3,491,332	—	—
Initial premium on modco funds withheld ceded to affiliate	4,873,067	—	—
Experience refunds	(44)	(650)	(45,282)
Other expenses	20,470	5,436	4,855

	8,772,041	6,109,579	4,459,594

Total benefits and expenses	14,426,076	3,511,582	6,375,843
Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	$1,022,044	$578,210	$369,633

5

Monumental Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Dividends to policyholders	$1,444	$1,484	$1,492

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	1,020,600	576,726	368,141
Federal income tax expense	584,764	47,934	83,114

Gain from operations before net realized capital gains (losses) on investments	435,836	528,792	285,027
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(244,158)	(185,128)	76,354

Net income	$191,678	$343,664	$361,381

See accompanying notes.

6

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2007	$7,364	$2,773	$160,000	$241,570	$797,604	$1,209,311
Net income	—	—	—	—	361,381	361,381
Capital contribution	—	—	—	523,197	—	523,197
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	(11,916)	(11,916)
Change in nonadmitted assets	—	—	—	—	218,540	218,540
Change in liability for reinsurance in unauthorized companies	—	—	—	—	(3,225)	(3,225)
Change in net deferred income tax asset	—	—	—	—	(240,943)	(240,943)
Change in asset valuation reserve	—	—	—	—	(113,128)	(113,128)
Dividends to stockholders	—	—	—	—	(1,200,000)	(1,200,000)
Change in surplus as a result of reinsurance	—	—	—	—	(9,085)	(9,085)
Tax benefit on stock options exercised	—	—	—	63	—	63
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	(2,416)	—	(2,416)

Balance at December 31, 2007	7,364	2,773	160,000	762,414	(200,772)	731,779
Net income	—	—	—	—	343,664	343,664
Capital contribution	—	—	—	200,000	—	200,000
Return of paid in surplus	—	—	—	(124,000)	—	(124,000)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	(27,517)	(27,517)
Change in nonadmitted assets	—	—	—	—	123,921	123,921
Change in liability for reinsurance in unauthorized companies	—	—	—	—	1,047	1,047
Change in net deferred income tax asset	—	—	—	—	(267,571)	(267,571)
Change in reserve on account of change in valuation basis	—	—	—	—	42,720	42,720
Change in asset valuation reserve	—	—	—	—	201,284	201,284
Change in deferred premiums associated with reserve valuation change	—	—	—	—	937	937
Correction of interest on taxes	—	—	—	—	2,000	2,000
Change in surplus as a result of reinsurance	—	—	—	—	14,330	14,330
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	(6,441)	—	(6,441)

Balance at December 31, 2008	$7,364	$2,773	$160,000	$831,973	$234,043	$1,236,153

7

Monumental Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Class A Common Stock	Class B Common Stock	Aggregate Write-Ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2008	$7,364	$2,773	$—	$160,000	$831,973	$234,043	$1,236,153
Net income	—	—	—	—	—	191,678	191,678
Capital contribution	—	—	—	—	275,000	—	275,000
Return of paid in surplus	—	—	—	—	(486,300)	—	(486,300)
Change in net unrealized capital gains/losses, net of taxes	—	—	—	—	—	(99,403)	(99,403)
Change in nonadmitted assets	—	—	—	—	—	(203,169)	(203,169)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	605	605
Change in net deferred income tax asset	—	—	—	—	—	122,767	122,767
Change in asset valuation reserve	—	—	—	—	—	159,091	159,091
Correction of reserves	—	—	—	—	—	(3,809)	(3,809)
Change in surplus as a result of reinsurance	—	—	—	—	—	568,451	568,451
Cumulative effect of changes in accounting principles	—	—	—	—	—	(13,980)	(13,980)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	83,298	—	—	—	83,298
Dividends to stockholders	—	—	—	—	—	(393,700)	(393,700)
Return of capital related to stock appreciation rights plans of indirect parent	—	—	—	—	(96)	—	(96)

Balance at December 31, 2009	$7,364	$2,773	$83,298	$160,000	$620,577	$562,574	$1,436,586

See accompanying notes.

8

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Operating activities
Premiums collected, net of reinsurance	$1,760,677	$2,355,381	$2,440,869
Net investment income	1,199,034	1,443,379	1,480,934
Reserve adjustments on reinsurance ceded	3,928,644	(3)	(2,884,987)
Consideration on reinsurance transaction	3,474,573	447,383	1,352,966
Recapture of reinsurance ceded to non-affiliate	—	—	1,342,614
Miscellaneous income	212,642	175,779	33,887
Benefit and loss related payments	(2,144,107)	(2,518,762)	(2,340,733)
Net transfers from (to) separate, segregated accounts and protected cell amounts	309,796	(164,359)	(205,677)
Commissions, expenses paid and aggregate write-ins for deductions	(4,519,174)	(5,954,117)	(1,171,763)
Dividends paid to policyholders	(1,499)	(1,478)	(1,480)
Federal income taxes paid	(263,013)	(189,278)	(111,049)

Net cash provided by (used in) operating activities	3,957,573	(4,406,075)	(64,419)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	5,837,273	5,043,948	10,819,445
Stocks	2,137	128,888	547,133
Mortgage loans	507,563	246,663	609,628
Real estate	7,502	4,773	2,579
Other invested assets	146,968	485,315	268,986
Miscellaneous proceeds	252,153	23,774	15,235

Total investment proceeds	6,753,596	5,933,361	12,263,006

Costs of investments acquired:
Bonds	(2,676,700)	(3,901,374)	(12,692,400)
Stocks	(19,098)	(122,069)	(368,320)
Mortgage loans	(73,441)	(142,523)	(1,233,619)
Real estate	(6,197)	(3,027)	(1,686)
Other invested assets	(111,457)	(563,022)	(232,842)
Miscellaneous applications	(55,460)	(319,099)	(19,606)

Total cost of investments acquired	(2,942,353)	(5,051,114)	(14,548,473)
Net increase in policy loans	(5,629)	(6,634)	(2,332)

Net cost of investments acquired	(2,947,982)	(5,057,748)	(14,550,805)

Net cash provided by (used in) investing activities	3,805,614	875,613	(2,287,799)

9

Monumental Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
Financing and miscellaneous activities
Borrowed funds repaid	$—	$—	$(130,289)
Capital and paid in surplus contribution	275,000	200,000	523,197
Return of paid in surplus	(486,300)	(124,000)	—
Net deposits on deposit-type contracts and other insurance liabilities	(6,130,829)	(1,562,111)	913,587
Net change in reinsurance on deposit-type contracts and other insurance liabilities	4,497,373	1,297,953	2,229,737
Dividends to stockholders	(393,700)	—	(1,200,000)
Funds held under reinsurance treaties with unauthorized reinsurers	(4,906,884)	5,128,017	3,841,993
Receivable from parent, subsidiaries and affiliates	(20,133)	1,716	196,494
Payable to parent, subsidiaries and affiliates	114,282	(147,250)	71,071
Other cash provided (used)	911,151	640,759	(4,122,699)

Net cash provided by (used in) financing and miscellaneous activities	(6,140,040)	5,435,084	2,323,091

Net increase (decrease) in cash, cash equivalents and short-term investments	1,623,147	1,904,622	(29,127)

Cash, cash equivalents and short-term investments:
Beginning of period	2,053,330	148,708	177,835

End of period	$3,676,477	$2,053,330	$148,708

See accompanying notes.

10

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company (the Company) is a stock life insurance company owned by Capital General Development Corporation (CGDC) (99.8%) and Commonwealth General Corporation (CGC) (0.2%). Both CGDC and CGC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Company redomesticated to an Iowa life insurance company from a Maryland life insurance company effective April 1, 2007. Under the Restated Articles of Incorporation and Redomestication, the Company possesses and shall continue to posses all privileges, franchises and powers to the same extent as if it had been originally incorporated under the laws of the State of Iowa and the Company’s initial date of authorization as an insurer in Maryland of March 5, 1858 was preserved. Both the state of Maryland and the state of Iowa have adopted the accounting practices prescribed by the National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual and therefore the redomestication did not have an impact on the accounting practices used by the Company.

On October 1, 2007, the Company completed a merger with Peoples Benefit Life Insurance Company (PBLIC), which was directly owned by the Company (76%), CGDC (20%), and CGC (4%). CGDC also owned 100% of the preferred stock of PBLIC prior to the merger. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of PBLIC were carried forward to the merged company. As a result of the merger, PBLIC’s common and preferred stock were deemed cancelled by operation of law. In exchange for their agreement to merge PBLIC into the Company, CGDC and CGC received common stock of the Company equal in value to the fair value of PBLIC’s common and preferred stock deemed canceled by the merger. Specifically, CGDC and CGC received 2,347.64 and 27.29 shares, respectively, of the Company’s Class A common shares and 883.99 and 10.28 shares, respectively, of the Company’s Class B common shares.

11

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Nature of Business

The Company sells a full line of insurance products, including individual, credit and group coverages under life, annuity and accident and health policies as well as investment products, including guaranteed interest contracts and funding agreements. The Company is licensed in 49 states, the District of Columbia, Guam and Puerto Rico. Sales of the Company’s products are primarily through agents, brokers, financial institutions and direct response methods.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their NAIC rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation

12

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

method. Therefore, effective with the December 31, 2008 reporting period, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

13

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes. Prior to 2009, it if was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria for an effective hedge are accounted for at fair value and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

14

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five-year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

15

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the separate account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting and are recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

16

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

17

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill: Goodwill is admitted subject to an aggregate limitation of 10 percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

18

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds. Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock. As a result, effective January 1, 2009, hybrid securities with a carrying value of $968,255 were reclassified from preferred stock to bonds. The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated noninsurance companies are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

19

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $16,183, $11,440 and $2,719 for years ended December 31, 2009, 2008 and 2007, respectively. These write-downs are included in net realized capital gains (losses) within the statement of operations.

20

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s investment in reverse mortgages is recorded net of an appropriate actuarial reserve. The actuarial reserve is calculated using the projected cash flows from the reverse mortgage product. Assumptions used in the actuarial model include an estimate of current home values, projected cash flows from the realization of the appreciated value of the property from its eventual sale (subject to certain limitations in the contract), mortality and termination rates based on group annuity mortality tables adjusted for the Company’s experience and a constant interest rate environment. The carrying amount of the investment in reverse mortgages of $55,636 and $63,180 at December 31, 2009 and 2008, respectively, is net of the reserve of $36,234 and $35,402, respectively. The Company’s commitment includes making advances to the borrower until termination of the contract. The contract is terminated at the time the borrower moves, sells the property, dies, repays the loan balance or violates the provisions of the loan contract.

Participation securities, notes receivable and options are carried at amortized cost.

Investments in Low Income Housing Tax Credits (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2009 and 2008, the Company excluded investment income due and accrued for bonds in default of $273 and $66, respectively, with respect to such practices.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

21

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre- determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

22

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global future contracts and/or options to hedge the liability option risk associated with these products. Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

23

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company invests in domestic corporate debt securities denominated in US dollars. If the issuers of these debt obligations fail to make timely payments, the value of the investment declines materially. The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of credit default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset. Typically, the periodic premium or fee is expressed in basis points per notional. Generally, the premium payment for default protection is made periodically, although it may be paid as an up-front fee for short-dated transactions. Should a credit event occur, the Company may deliver the reference asset to the counterparty for par. Alternatively, settlement may be in cash. These credit default swaps are carried on the balance sheet at amortized cost. Premium payments made by the Company are recognized as investment expenses. If the Company is unable to demonstrate hedge effectiveness, the credit default swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Prior to 2009, the carrying values of derivative instruments were netted and presented in either the derivative asset or the derivative liability line within the balance sheet, depending upon the net balance of the derivatives at the end of the reporting period. Beginning in 2009, the Company is no longer netting the derivative asset and liability balances for reporting purposes. Reclassifications have been made to the 2008 balance sheet to conform to the 2009 presentation. As of December 31, 2009, derivatives in the amount of $31,182 and $104,919 were recognized as an asset and liability, respectively, within the financial statements. As of December 31, 2008, derivatives in the amount of $57,812 and $130,598 were recognized as a derivative asset and liability, respectively, within the financial statements.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

24

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company received variable contract premiums of $331,601, $721,269 and $895,572, in 2009, 2008 and 2007, respectively. In addition, the Company received $29,143, $34,197 and $37,498, in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of three types: guaranteed indexed, non-indexed guaranteed and nonguaranteed. Guaranteed indexed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed returns based on published indices. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed indexed and non-indexed guaranteed separate account assets and liabilities are carried at fair value.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners, who bear the investment risks. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

25

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For direct business issued after October 1964, the Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death. For policies assumed during 1992 from former affiliates, Monumental General Insurance Company and Monumental Life Insurance Group, Inc., and for all business from company mergers occurring in 1998, the Company waives deduction of deferred fractional premium upon death of the insured and returns any portion of the final premium paid beyond the month of death. For fixed premium life insurance business resulting from company mergers occurring in 2004 and 2007, the Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums unearned after the date of death. Where appropriate, the Company holds a nondeduction and/or refund reserve. The reserve for these benefits is computed using aggregate methods. The reserves are equal to the greater of the cash surrender value and the legally computed reserve.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables, the 1912, 1941 and 1961 Standard Industrial Mortality Tables, the 1960 Commissioners’ Standard Group Mortality Table, and the American Men, Actuaries and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

26

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2008, the Company moved from the 2001 CSO mortality table to a modified 2001 CSO mortality table with entries at least as great as those of the 1980 CSO mortality table for preneed and other “limited underwriting” products. This change in the mortality table resulted in an increase in life reserves of $2,265. Related to this change was a corresponding increase in the deferred premium asset of $937. These amounts had a corresponding adjustment to unassigned surplus.

Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a decrease in accident and health reserves of $44,985. This amount was credited directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

27

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium income.

28

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. No stock options were issued during 2009.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense or benefit related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $(96), $(6,475) and $(3,045), for the years ended December 31, 2009, 2008 and 2007, respectively.

In addition, the Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009. The Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $34 and $692 for years ended December 31, 2008 and 2007, respectively.

29

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10. The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009. As a result of this election, surplus increased by a cumulative effect of $83,298 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

30

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement establishes statutory accounting principles for investments in loan-backed securities and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $21,507 ($13,980 net of tax), which includes impairments of $35,808 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $14,301, which have been removed from the component of change in net unrealized gains/losses.

31

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting prescribed by the Insurance Division, Department of Commerce, of the State of Iowa. The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. During 2007, the State of Iowa adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

32

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the State of Iowa is shown below:

	2009	2008	2007

Net income, State of Iowa basis	$191,678	$343,664	$361,381
State permitted practice for secondary guarantee reinsurance	—	—	—

Net income, NAIC SAP	$191,678	$343,664	$361,381

Statutory surplus, State of Iowa basis	$1,436,586	$1,236,153	$731,779
State permitted practice for secondary guarantee reinsurance	(29,933)	(28,200)	(26,573)

Statutory surplus, NAIC SAP	$1,406,653	$1,207,953	$705,206

3. Accounting Changes and Correction of Errors

Certain employees of an insurance company that was acquired in 1997, and later merged into the Company, received a benefit of free life insurance at their retirement provided they retire with the Company. The reserves associated with this policy were never established. Reserves of $3,809 were established December 31, 2009, resulting in an increase in aggregate reserves for life contracts and a corresponding decrease in unassigned surplus.

33

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes and Correction of Errors (continued)

During 2008, the Company obtained approval from the Iowa Insurance Department to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. Due to the reserves calculated under such methodology being lower than the minimum reserves calculated per the methodology promulgated by both Nebraska and California Insurance Departments, which require the use of 150% of net fee income, the amount calculated using the Nebraska and California reserve methodology was recorded by the Company at December 31, 2008. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $959,823. Although the approval of the Iowa Insurance Department is still effective, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. Further, during 2009 the Company clarified with the Nebraska and California Insurance Departments that the application of the 150% of net fee income requirement is only with respect to policies issued in those 2 states. As a result, the reserves held at December 31, 2009 were $11,361, reflecting the 105% of the Treasury spot-rate curve calculation for all contracts, and on a seriatim basis, subject to the minimum of 150% of net fee income for those contracts issued in either California or Nebraska.

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $2,000 as of January 1, 2008 related to the change in deferred income tax asset, with an offsetting increase to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the statutory-basis balance sheets for these financial instruments approximate their fair values.

34

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flows analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Other Invested Assets: The financial instruments included in this category are primarily investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds. The fair values for these investments were determined predominantly by using indexes, third party pricing services, and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amounts of these items are included as a gross asset and a gross liability on the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

35

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair values of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

36

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$3,203,877	$3,203,877	$1,530,229	$1,530,229
Short-term notes receivable from affiliates	472,600	472,600	523,101	523,101
Bonds, other than affiliates	15,421,116	14,883,283	17,897,321	15,267,893
Preferred stocks, other than affiliates	284	421	968,425	536,426
Common stocks, other than affiliates	45,567	45,567	30,765	30,765
Mortgage loans on real estate, other than affiliates	2,634,705	2,451,059	3,091,985	2,887,392
Other invested assets	166,338	157,046	151,741	127,096
Floors, caps, options, and swaptions	816	816	825	219
Interest rate swaps	18,068	264,360	7,265	100,074
Currency swaps	12,211	49,674	49,098	885,054
Credit default swaps	87	555	624	524
Policy loans	500,029	500,029	494,400	494,400
Receivable from parent, subsidiaries and affiliates	84,016	84,016	63,883	63,883
Separate account assets	10,396,423	10,396,423	8,811,340	8,811,340

Liabilities
Investment contract liabilities	10,033,417	8,873,664	15,342,381	13,118,441
Floors, caps, options, and swaptions	—	—	606	—
Interest rate swaps	51,547	281,481	2,882	86,252
Currency swaps	48,957	103,830	126,472	616,769
Credit default swaps	4,415	11,985	638	52,728
Payable to parent, subsidiaries and affiliates	143,697	143,697	29,415	29,415
Separate account annuity liabilities	10,308,955	10,308,646	8,716,112	8,708,170
Surplus notes	160,000	153,154	160,000	131,157

37

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

38

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.) The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

39

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following tables provide information as of December 31, 2009 and 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$14,000	$3,522	$28,045	$45,567
Short-term investments (a)	—	3,236,573	—	3,236,573
Other invested assets	—	—	20,777	20,777
Derivative assets	816	—	—	816
Separate Account assets (b)	8,364,331	1,988,542	42,787	10,395,660

Total assets	$8,379,147	$5,228,637	$91,609	$13,699,393

Liabilities:
Derivative liabilities	$—	$4,232	$—	$4,232

Total liabilities	$—	$4,232	$—	$4,232

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$—	$1,907	$28,858	$30,765
Short-term investments (a)	—	1,531,829	27,002	1,558,831
Derivative assets	219	—	—	219
Separate Account assets (b)	8,811,340	—	—	8,811,340

Total assets	$8,811,559	$1,533,736	$55,860	$10,401,155

Liabilities:
Derivative liabilities	$—	$180	$—	$180

Total liabilities	$—	$180	$—	$180

(a)	Short-term Investments are carried at amortized cost; which approximates fair value.
(b)	Separate Account assets are carried at the net asset value provided by the fund managers.

40

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2009 and 2008.

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$28,858	$27,002	$—	$—	$55,860
Change in realized gains/losses included in net income	(616)	—	—	(69,347)	(69,963)
Change in unrealized gains/losses included in surplus	(262)	163	—	—	(99)
Net purchases (sales)	65	—	(6,388)	(718)	(7,041)
Net transfers in (out) of Level 3	—	(27,165)	27,165	112,852	112,852

Balance at December 31, 2009	$28,045	$—	$20,777	$42,787	$91,609

Total gains/losses included in income attributable to instruments held at the reporting date	$(616)	$—	$—	$—	$(616)

	Equity Securities	Short-term Investments	Total
Balance at January 1, 2008	$26	$29,742	$29,768
Change in unrealized gains/losses
Included in income	—	—	—
Included in surplus	262	(164)	98
Net purchases (sales)	28,570	(2,576)	25,994
Net transfers in (out) of Level 3	—	—	—

Balance at December 31, 2008	$28,858	$27,002	$55,860

Total gains/losses included in income attributable to instruments held at the reporting date	$—	$—	$—

41

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

The Company reports certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). As of December 31, 2009 and 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$114,232	$—	$89,248	$24,984	$(91,967)
Derivative liabilities	16,212	—	16,212	—	—

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$77,933	$—	$34,571	$43,362	$(149,174)
Derivative assets	7,771	—	7,771	—	—
Derivative liabilities	15,717	—	15,717	—	—

Level 3 - Financial Assets

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the lack of transparency into the broker’s valuation process.

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value. Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS). Under this process, the designation for these securities is based on two steps. Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

42

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$671,705	$15,309	$6,742	$24,969	$655,303
State, municipal and other government	281,643	14,958	14,341	1,760	280,500
Hybrid securities	881,146	4,162	216,387	1,504	667,417
Industrial and miscellaneous	10,286,898	524,805	263,027	23,572	10,525,104
Mortgage and other asset-backed securities	3,299,724	16,108	546,854	14,019	2,754,959

	15,421,116	575,342	1,047,351	65,824	14,883,283
Unaffiliated preferred stocks	284	137	—	—	421

	$15,421,400	$575,479	$1,047,351	$65,824	$14,883,704

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$753,492	$141,989	$4,893	$536	$890,052
State, municipal and other government	397,032	17,599	9,747	37,138	367,746
Industrial and miscellaneous	12,392,160	212,206	909,634	549,885	11,144,847
Mortgage and other asset-backed securities	4,354,637	4,405	1,322,298	171,496	2,865,248

	17,897,321	376,199	2,246,572	759,055	15,267,893
Unaffiliated preferred stocks	968,425	1,849	353,514	80,334	536,426

	$18,865,746	$378,048	$2,600,086	$839,389	$15,804,319

43

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company held bonds and preferred stocks at December 31, 2009 and 2008 with a carrying value of $108,753 and $39,940 and amortized cost of $170,022 and $84,770, respectively, that have an NAIC rating of 6 and which are not considered to be other-than-temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 770 and 1,120 securities with a carrying value of $5,980,697 and $8,939,393 and an unrealized loss of $1,047,351 and $2,600,086 with an average price of 82.5 and 70.9 (fair value/amortized cost). Of this portfolio, 82.3% and 89.0% were investment grade with associated unrealized losses of $781,624 and $2,181,092, respectively.

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 224 and 926 securities with a carrying value of $1,497,041 and $6,250,383 and an unrealized loss of $65,824 and $839,389 with an average price of 95.6 and 86.6 (fair value/amortized cost). Of this portfolio, 94.4% and 91.4% were investment grade with associated unrealized losses of $55,404 and $697,904, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009

Unaffiliated bonds:
United States Government and agencies	$97,703	$317,181	$414,884
State, municipal and other government	83,971	46,898	130,869
Hybrid securities	573,904	17,828	591,732
Industrial and miscellaneous	2,160,104	878,281	3,038,385
Mortgage and other asset-backed securities	2,017,664	171,029	2,188,693

	$4,933,346	$1,431,217	$6,364,563

44

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$78,372	$66,684	$145,056
State, municipal and other government	11,511	196,864	208,375
Industrial and miscellaneous	3,778,001	4,401,312	8,179,313
Mortgage and other asset-backed securities	2,060,300	646,170	2,706,470

	5,928,184	5,311,030	11,239,214
Unaffiliated preferred stocks	411,123	99,964	511,087

	$6,339,307	$5,410,994	$11,750,301

The carrying amounts and estimated fair values of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$282,291	$288,654
Due after one year through five years	4,384,940	4,479,683
Due after five years through ten years	1,995,504	2,057,578
Due after ten years	5,458,657	5,302,409

	12,121,392	12,128,324
Mortgage and other asset-backed securities	3,299,724	2,754,959

	$15,421,116	$14,883,283

45

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

At December 31, 2009, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $1,243,516 and a carrying value of $1,574,614, resulting in a gross unrealized loss of $331,098. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities, and credit spread widening due to economic weakness and market concerns that deeply subordinated securities will not be supported by governments should banks find themselves in need of state aid. Government initiatives put into place during 2008 and 2009 have been largely successful in reopening the funding markets though lending remains cautious in some countries and sectors of the economy. Many banks have benefited from both direct assistance (government capital injections, asset relief plans and government guarantees on debt) and indirect assistance (various government liquidity measures, including short-term funding facilities). Global banks remain somewhat vulnerable to ongoing asset write-downs, credit losses and weak earnings prospects that are associated with a recessionary environment. This continues to pressure subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2009.

46

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company’s sovereign sector portfolio had investments in an unrealized loss position which had a fair value of $486,169 and a carrying value of $528,669, resulting in a gross unrealized loss of $42,500. Sovereign exposure relates to government issued securities including Dutch government bonds, US Treasury, agency and state bonds. The issuer identified as having the largest unrealized loss in the portfolio was US Treasuries. US Treasury interest rates rose significantly during 2009. Government fiscal and monetary policy has stabilized credit conditions across much of the world, and as a result, the quality premium for US Treasury bonds has diminished. In addition, generally more optimistic economic sentiment and some concerns about potential future inflationary pressures have put pressure on US Treasuries. As a result, prices for US Treasury and Agency securities fell during 2009. The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the unrealized loss and does not consider the position to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s insurance sector portfolio had investments in an unrealized loss position which had a fair value of $347,744 and a carrying value of $395,618, resulting in a gross unrealized loss of $47,874. These unrealized losses primarily reflect general spread widening on financial services companies (due to broad housing, mortgage market, equity market and economic issues in addition to increased liquidity and capital markets concerns), compounded in some cases by the structure of the securities (subordination or other structural features and duration). While the sub-sector has some exposure to the US residential mortgage market, the issuers are highly diversified. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2009.

47

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company’s asset-backed securities (ABS)-collateralized bond obligation (CBO)/collateralized loan obligation (CLO) sector portfolio had investments in an unrealized loss position which had a fair value of $297,306 and a carrying value of $388,047, resulting in a gross unrealized loss of $90,741. ABS-CBO/CLO portfolios are primarily secured by pools of corporate bonds and leveraged bank loans. The unrealized loss is a function of decreased liquidity and increased credit spreads in the market for structured finance. Where there have been rating downgrades to below investment grade, the individual bonds have been modeled using the current collateral pool and capital structure. If cash flow models indicate a credit event will negatively impact future cash flows, the security is impaired to discounted cash flows. As the unrealized losses in the ABS-CBO/CLO portfolio relate to holdings where the company expects to receive full principal and interest payments, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s ABS-other sector portfolio had investments in an unrealized loss position which had a fair value of $212,467 and a carrying value of $291,338, resulting in a gross unrealized loss of $78,871. ABS-other includes debt issued by securitization trusts collateralized by various other assets including student loans, timeshare loans, franchise loans and other asset categories. The unrealized losses are a function of decreased liquidity and increased credit spreads in the market. Where ratings have declined to below investment grade, the individual bonds have been modeled to determine if cash flow models indicate a credit event will impact future cash flows, and resulting impairments have been taken. As the unrealized losses in the ABS-other portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as December 31, 2009.

At December 31, 2009, the Company’s ABS-small business loan portfolio had investments in an unrealized loss position which had a fair value of $96,447 and a carrying value of $160,924, resulting in a gross unrealized loss of $64,477. The unrealized loss in the ABS-small business loan portfolio is a function of decreased liquidity and increased spreads as new issuance within this sector has come to a halt. Additionally, delinquencies and losses in the collateral pools within the Company’s small business loan securitizations have increased since 2007, as a result of the overall economic slowdown. Banks and finance companies have also scaled back their lending to small businesses.

48

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company’s ABS-small business loan portfolio is concentrated in senior note classes. Thus, in addition to credit enhancement provided by the excess spread, reserve account, and over-collateralization, the Company’s positions are also supported by subordinated note classes. The Company’s ABS-small business loan portfolio is also primarily secured by commercial real estate, with the original loan to value (LTV) of the underlying loans typically ranging between 60-70%. As there has been no impact to the expected future cash flows within the ABS-small business loan portfolio and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had investments in an unrealized loss position which had a fair value of $395,485 and a carrying value of $546,238, resulting in a gross unrealized loss of $150,753. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit, large loan, single borrower, and commercial real estate collateral debt obligations (CRE CDOs).

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 18 months, the commercial real estate market has continued to soften. As property fundamentals deteriorate, CMBS loan delinquencies have been climbing at the same time. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite beginning to show signs of improvement, the lending market remains limited as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed borrowing. A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes. As the remaining unrealized losses in the CMBS

49

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

At December 31, 2009, the Company’s residential mortgage-backed securities (RMBS) sector portfolio had investments in an unrealized loss position which had a fair value of $173,925 and a carrying value of $229,975, resulting in a gross unrealized loss of $56,050. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, whole loan passthroughs, Alternative-A Paper MBS and negative amortization MBS.

All RMBS securities of the Company are monitored and reviewed on a monthly basis with detailed modeling completed on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The pace of deterioration of RMBS securities continued in early 2009, but began to stabilize in late 2009. Even with the stabilization, fundamentals in RMBS securities continue to be weak. Delinquencies and severities in property liquidations remain at an elevated level. Prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity, and the requirement for higher yields due to uncertainty, credit spreads remain elevated across the asset class. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

50

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009, the Company’s ABS subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $146,373 and a carrying value of $230,384, resulting in a gross unrealized loss of $84,011.

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company’s businesses in the United States do not sell or buy subprime mortgages directly. The Company’s exposure to subprime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a subprime mortgage position. Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it is the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original NRSRO rating at issuance of ‘A’ or lower in 2003. Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

51

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on the Company’s particular tranche.

Fair values on the Company’s ABS subprime mortgage portfolio have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2009:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$364,943	$260,925	$177,048

52

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Aggregate totals for loan-backed and structured securities with a recognized OTTI during the current reporting period are shown below, classified on the basis of the OTTI:

	Amortized Cost	OTTI Recognized through Income
	Basis Before OTTI	Interest	Non-interest	Fair Value

OTTI recognized based on:
Intent to sell	$25,497	$—	$8,697	$16,800

Total OTTI on loan-backed securities	$25,497	$—	$8,697	$16,800

	Amortized Cost
	before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value

3rd quarter present value of cash flows expected to be less than the amortized cost basis	$84,497	$77,784	$6,713	$77,784	$27,020

4th quarter present value of cash flows expected to be less than the amortized cost basis	140,459	120,801	19,657	120,801	36,370

Aggregate total	$224,956	$198,585	$26,370	$198,585	$63,390

53

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
00442LAD1	$7,359	$5,741	$1,618	$5,741	$2,065	3Q 2009	*
02148AAA4	4,129	4,025	104	4,025	2,007	3Q 2009	*
02148YAJ3	154	148	6	147	78	3Q 2009	*
02151BBG2	4,769	4,749	20	4,749	2,537	3Q 2009	*
126670ZN1	11,981	10,517	1,464	10,517	783	3Q 2009	*
12668VAF6	14,046	9,743	4,303	9,743	3,695	3Q 2009	*
225470FJ7	7,537	7,411	126	7,411	4,274	3Q 2009	*
225470T94	3,327	3,204	123	3,204	1,593	3Q 2009	*
22942KCA6	2,437	2,249	188	2,249	1,258	3Q 2009	*
35729PPC8	8,534	4,352	4,182	4,352	145	3Q 2009	*
43710EAG5	888	868	20	868	334	3Q 2009	*
43710LAF1	169	166	3	166	105	3Q 2009	*
46628SAJ2	4,504	4,296	208	4,296	1,708	3Q 2009	*
55308LAB2	10,079	9,929	150	9,929	4,585	3Q 2009	*
68403HAF9	9,984	7,873	2,111	7,873	275	3Q 2009	*
86358EZU3	43,703	22,971	20,732	22,971	7,414	3Q 2009	*
00442LAD1	5,741	5,469	272	5,469	2,415	3Q 2009
02148AAA4	4,025	3,971	54	3,971	2,214	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	7,411	7,147	264	7,147	4,774	3Q 2009
22942KCA6	2,249	2,196	53	2,196	1,304	3Q 2009
36228FCX2	129	90	39	90	53	3Q 2009
43710EAG5	868	711	157	711	305	3Q 2009
43710LAF1	166	119	47	119	125	3Q 2009
68400DAG9	10,000	9,376	624	9,376	138	3Q 2009
68403HAF9	7,873	7,476	397	7,476	475	3Q 2009
83611DAE8	68	46	22	46	89	3Q 2009
86358EZU3	22,971	19,507	3,464	19,507	3,696	3Q 2009
00442LAD1	5,457	5,193	264	5,193	2,348	4Q 2009
126670ZN1	10,516	9,690	826	9,690	1,387	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
12667G5G4	4,447	4,365	82	4,365	3,766	4Q 2009
02148AAA4	3,855	3,826	29	3,826	2,352	4Q 2009
02148YAJ3	143	135	8	135	94	4Q 2009
12640PAA3	5,175	4,925	250	4,925	4,430	4Q 2009
225470FJ7	6,915	6,887	28	6,887	5,073	4Q 2009
36228FCW4	432	399	33	399	177	4Q 2009
36228FCX2	86	57	29	57	53	4Q 2009
43710LAF1	106	101	5	101	89	4Q 2009
43710EAG5	672	608	64	608	269	4Q 2009
68400DAG9	9,364	8,110	1,254	8,110	129	4Q 2009

54

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
68403HAF9	7,460	4,742	2,718	4,742	328	4Q 2009
761118VY1	14,165	13,687	478	13,687	5,803	4Q 2009
83611DAE8	35	14	21	14	32	4Q 2009
83612TAF9	15,000	11,522	3,478	11,522	190	4Q 2009
86358EZU3	19,414	18,968	446	18,968	470	4Q 2009
225470T94	3,129	2,728	401	2,728	1,956	4Q 2009
225470U27	3,200	2,575	625	2,575	1,833	4Q 2009

*	The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months

Unrealized loss on securities in a continuous loss position	$686,646	$14,031
Fair value of security with continuous unrealized loss	2,137,291	178,816

As the remaining unrealized losses in the ABS-housing portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider these underlying investments to be other-than-temporarily impaired as of December 31, 2009.

55

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Detail of net investment income is presented below:

	Year Ended December 31
	2009	2008	2007
Income:
Bonds	$868,238	$1,033,001	$1,182,474
Preferred stocks	1,136	57,910	70,421
Common stocks	2,519	1,246	3,001
Mortgage loans on real estate	162,456	201,945	207,272
Real estate	1,064	1,577	1,547
Policy loans	30,345	29,723	29,263
Cash, cash equivalents and short-term investments	24,228	28,926	42,361
Derivatives	45,334	11,778	(19,826)
Other invested assets	209	(636)	4,573
Other	1,066	5,750	5,933

Gross investment income	1,136,595	1,371,220	1,527,019
Less investment expenses	43,310	48,451	61,538

Net investment income	$1,093,285	$1,322,769	$1,465,481

Proceeds from sales and other disposals of bonds and preferred stocks, excluding maturities, and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2009	2008	2007

Proceeds	$5,469,511	$4,756,192	$10,975,808

Gross realized gains	$159,058	$51,760	$143,640
Gross realized losses	(172,174)	(272,193)	(125,085)

Net realized capital gains (losses)	$(13,116)	$(220,433)	$18,555

56

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2009	2008	2007

Bonds	$(166,920)	$(299,172)	$16,336
Preferred stocks	—	(69,785)	(2,866)
Common stocks	(3,311)	10,818	12,747
Mortgage loans on real estate	(20,351)	1,314	11,414
Real estate	(1,423)	548	2,404
Cash, cash equivalents, and short-term investments	(1)	—	—
Derivatives	(55,460)	(47,413)	(9,871)
Other invested assets	(24,266)	41,296	74,483

	(271,732)	(362,394)	104,647
Federal income tax effect	48,299	94,435	(34,189)
Transfer to (from) interest maintenance reserve	(20,725)	82,831	5,896

Net realized capital gains (losses) on investments	$(244,158)	$(185,128)	$76,354

Gross realized losses for the years ended December 31, 2009, 2008 and 2007 include $278,507, $293,840 and $16,710, respectively, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks.

At December 31, 2009 and 2008, the Company had recorded investments in restructured securities of $116,865 and $1,628, respectively. The capital gains (losses) taken as a result of restructures in 2009, 2008 and 2007 were $(15,385), $1,230 and $863, respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2009, the Company held mortgage loans with a total net admitted value of $10,000 for which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. At December 2008, there were no mortgage loans held by the Company for which had been restructured in accordance with SSAP No. 36. There are no commitments to lend additional funds to debtors owing receivables.

57

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, were as follows:

	December 31
	2009	2008

Unrealized gains	$4,576	$1,174
Unrealized losses	(13,932)	(16,570)

Net unrealized losses	$(9,356)	$(15,396)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2009	2008	2007

Bonds	$(106,184)	$(72,406)	$11,914
Preferred stocks	8,518	(10,581)	123
Common stocks	5,648	(10,361)	(1,575)
Affiliated entities	392	(6,601)	(582)
Mortgage loans on real estate	(2,972)	—	—
Cash, cash equivalents, and short-term investments	164	—	—
Derivatives	(14,700)	2,417	(18,591)
Other invested assets	(41,975)	(107,261)	(17,923)

Change in unrealized capital gains (losses)	$(151,109)	$(204,793)	$(26,634)

The Company’s investments in mortgage loans principally involve commercial real estate. During 2009, the Company issued mortgage loans with interest rates of 6.70% for commercial loans. During 2009, the Company did not reduce interest rates on any outstanding mortgages. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ended December 31, 2009 at the time of origination was 52%. At December 31, 2009, mortgage loans with a carrying value of $629 were non-income producing for the previous 180 days. Accrued interest of $53 related to these mortgage loans was excluded from investment income at December 31, 2009. Taxes, assessments and other amounts advanced not included in the mortgage loan total were $7 at December 31, 2009.

58

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2009 and 2008, respectively, the net admitted asset value in impaired loans with a related allowance for credit losses was $47,563 and $3,698. The Company held an allowance for credit losses on mortgage loans in the amount of $2,972 and $1,340 at December 31, 2009 and 2008, respectively. The average recorded investment in impaired loans during 2009 and 2008 was $6,533 and $308, respectively. There was no recorded investment in impaired loans without an allowance for credit losses during 2009 or 2008.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2009	2008	2007

Balance at beginning of period	$1,340	$—	$—
Additions, net charged to operations	3,376	1,340	—
Reduction due to write-downs charged against the allowance	(1,340)	—	—
Recoveries in amounts previously charged off	(404)	—	—

Balance at end of period	$2,972	$1,340	$—

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized $307 and $312 of interest income on impaired loans for December 31, 2009 and 2008, respectively. The Company did not recognize interest income on impaired loans for 2007. The Company recognized interest income on a cash basis of $154 and $317 for years ended December 31, 2009 and 2008. The Company did not recognize any interest income on a cash basis for the year ended December 31, 2007.

59

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $1,128, $525 and $356 were taken on mortgage loan in 2009, 2008 and 2007, respectively, to write the book value down to the current fair value and were reflected as realized losses in the statement of operations.

During 2009, mortgage loans of $2,257 were foreclosed or acquired by deed and transferred to real estate. During 2008, there were no mortgage loans foreclosed or acquired by deed and transferred to real estate. At December 31, 2009 and 2008, the Company held a mortgage loan loss reserve in the AVR of $25,906 and $68,546, respectively. The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2009	2008		2009	2008

Pacific	25%	23%	Office	46%	49%
Middle Atlantic	23	20	Retail	17	18
South Atlantic	18	24	Apartment	14	12
E. South Central	9	10	Industrial	13	13
W. South Central	8	8	Agricultural	4	4
Mountain	7	7	Other	3	3
E. North Central	4	4	Medical	2	1
W. North Central	4	2	Residential	1	—
New England	2	2

For the year ending December 31, 2009, the Company had ownership interests in 65 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and one property was subject to review by the Arizona Department of Housing in which the Company is responding with corrective actions. The length of time remaining for holding periods ranged from 1 to 16 years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2024 is $28,574. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

60

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company has an investment in Trinity Neponset, L.P., a limited partnership which owns a certified historic building that was converted into a supermarket in Boston, Massachusetts. This investment qualified for and received rehabilitation credits in the initial year of the investment. Therefore, the only remaining source of incoming cash flow from the investment is the income tax benefit derived from the annual allocation of operating losses from the partnership. Since the majority of the income tax benefits were received in the initial year of the investment, the fair value declined at a faster pace than book value. The Company did not record an impairment for Trinity Neponset L.P. at December 31, 2009 or 2008. For the year ended December 31, 2007, an impairment of $1,332 was recorded for Trinity Neponset L.P.. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other-than-temporary, the investment in the partnership was written down to fair value.

At December 31, 2009 and 2008, respectively, the Company recorded an impairment of $3,159 and $11,440 for its investment in Zero Beta Fund, LLC, an affiliate. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

The Company recorded an impairment of $3,498 for its investment in Real Estate Alternatives Portfolio 3, LLC. The impairment was taken because the decline in fair value of underlying investments of the fund were deemed to be other-than-temporary.

The Company recorded an impairment of $1,196 for its investment in William Blair Mezzanine Capital Fund, L.P., an impairment of $4,198 for its investment in Cigna Mezzanine Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., and an impairment of $2,584 for its investment in Harbour Group Investments III, L.P. It was determined that the declines were other-than-temporary because the expected future proceeds are the current reflected fair values on each of the deals.

61

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total transferable tax credits by state and in total as of December 31, 2009:

Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$1,137	$2,125

Total		$1,137	$2,125

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2010 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting future tax liability based on projected premium, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

62

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $7,375, $(8,428) and $(1,808), for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company invests in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts. An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments.

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2009 and 2008, the Company had replicated assets with a fair value of $623,350 and $662,680, respectively, and credit default swaps with a fair value of $(7,197) and $(52,356), respectively. During the year ended December 31, 2009, the Company recognized $2,458 in capital losses related to replication transactions. During the years ended December 31, 2008 and 2007, the Company did not recognize any capital losses related to replication transactions.

The Company manages credit default risk on domestic corporate or emerging market debt through the purchase of credit default swaps. As the buyer of default protection, the Company will pay a premium to an approved counterparty in exchange for a contingent payment should a defined credit event occur with respect to the underlying reference entity or asset.

63

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global option contracts to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet, and the fair value adjustment is recorded to unassigned surplus in the financial statements.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $78,547 and $(160,438), respectively.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

64

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2009 and 2008, the Company’s outstanding derivative financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2009	2008
Interest rate and currency swaps:
Receive floating - pay floating	$892,970	$3,017,720
Receive fixed - pay floating	5,881,363	7,627,023
Receive floating - pay fixed	3,549,403	5,032,117
Receive fixed - pay fixed	—	33,242

The Company utilizes futures contracts to hedge against changes in equity market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract.

Open futures contracts at December 31, 2009 and 2008, are as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2009

129	S&P 500 March 2009 Futures	$35,759	$35,820

9	NASDAQ 100 March 2010 Futures	1,615	1,673

December 31, 2008

23	S&P 500 March 2009 Futures	$4,813	$4,864

65

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. For the years ended December 31, 2009, 2008 and 2007, none of the Company’s cash flow hedges were discontinued because it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2009, the Company has accumulated $10,102 in deferred gains related to the termination of forecasted transactions. These gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

For the years ended December 31, 2009, 2008 and 2007, the Company has recorded $(16,330), $(22,121) and $14,571, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized (loss) gain, respectively. The Company did not recognize any unrealized gains or losses during 2009, 2008 or 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2009 and 2008, investments with an aggregate carrying amount of $16,301,805 and $17,669,539 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such state regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

66

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2009	2008	2007
Direct premiums	$1,798,351	$2,459,619	$2,682,657
Reinsurance assumed - non affiliates	204,070	248,012	198,670
Reinsurance assumed - affiliates	26,869	–	2,340
Reinsurance ceded - non affiliates	52,534	(185,035)	(133,898)
Reinsurance ceded - affiliates	(222,901)	(292,605)	(302,720)

Net premiums earned	$1,858,923	$2,229,991	$2,447,049

The Company received reinsurance recoveries in the amount of $191,301, $49,181 and $80,547 during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $37,550 and $35,975, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $14,025,599 and $19,156,254, respectively, of which $13,892,189 and $14,345,886, respectively, were ceded to affiliates.

At December 31, 2009 and 2008, amounts recoverable from unaffiliated unauthorized reinsurers totaled $3,115 and $3,346, respectively, and reserve credits for reinsurance ceded totaled $16,844 and $4,712,892, respectively. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $31,850 and $24,439 at December 31, 2009 and 2008, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days. There would be no reduction in surplus at December 31, 2009 if all reinsurance agreements were cancelled.

At December 31, 2009 and 2008, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $4,285,328 and $6,136,044, respectively.

67

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company has entered into an indemnity reinsurance agreement effective October 1, 2009, with MLIC RE, Inc., an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain industrial, ordinary and universal in-force life insurance risks on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $900,000, received an initial ceding commission of a like amount and paid an initial premium of $900,000. The pre-tax gain of $900,000 ($585,000 net of tax) was credited directly to unassigned surplus. The Company ceded reserves on a modified coinsurance basis of $3,973,067 and paid an initial reinsurance premium equal to the reserves ceded, resulting in no gain or loss on the modified coinsurance portion of this transaction. During 2009, $14,625 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

The Company entered into an indemnity reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, effective July 1, 2009 in which the Company agreed to assume on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration received was $3,474,331, the initial ceding allowance paid was $13,677 and reserves assumed were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to the Company, resulting in a pretax loss of $29,146 on the transaction, which was included in the statement of operations.

Subsequent to the above transaction, and also effective July 1, 2009, the Company entered into a facultative reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate. The Company agreed to reinsure with TLIB, on a coinsurance funds withheld basis, certain funding agreements, group annuity contracts and individual fixed deferred annuities originally issued by TLIC and reinsured by the Company or issued directly by the Company. The Company paid an initial premium consideration of $3,491,332, received a ceding commission of $39,801 and released reserves of $3,475,655. In addition, a funds withheld liability of $3,491,332 was established. The pretax gain of $39,801 ($25,871 net of tax) was credited directly to unassigned surplus. During 2009, $25,871 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

68

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Effective December 31, 2008, the Company entered into a coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company paid an initial premium consideration equal to the reserves released of $4,584,735, resulting in no impact to the Company’s net income. In addition, the Company established a funds withheld liability for the funds received of $4,584,735.

Subsequent to this transaction, effective October 1, 2009, the Company recaptured this coinsurance funds withheld reinsurance agreement with a non-affiliated party. The Company received premium consideration equal to the reserves recaptured of $4,584,735, having no impact on the Company’s net income. In addition, the Company released the funds withheld liability of $4,584,735.

The Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008. TLIC was the issuer of a series of corporate-owned life insurance policies issued to Life Investors Insurance Company of America (LIICA), an affiliate. The assumption reinsurance transaction resulted in the Company assuming all liabilities of TLIC arising under these policies. The Company assumed reserves of $138,025 and received consideration of $125,828. The Company recorded $12,197 of goodwill related to this transaction. The Company amortized $1,202 of this balance during 2009.

Effective December 31, 2008, the Company entered into a quota share retrocession reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to cede on a 75% quota share basis certain group health insurance business assumed by the Company from unrelated insurers. The Company ceded reserves of $38,283, paid reinsurance consideration of $24,617 and received retrocession commission income of $8,392. The resulting pretax gain of $22,058 ($14,338 net of tax) has been credited directly to unassigned surplus. During 2009, $1,916 of deferred gains related to the initial transaction was amortized into earnings with a corresponding charge directly to unassigned surplus.

Effective December 1, 2008, the Company assumed institutional deposit-type contracts from TLIC, an affiliate, on a coinsurance funds withheld basis. The Company established a contract liability of $1,300,688 and received consideration of the same, resulting in no impact to net income.

69

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Subsequent to the previously outlined transaction, also effective December 1, 2008, the Company retroceded the institutional deposit-type contracts assumed from TLIC to Transamerica International Reinsurance Ireland Limited (TIRI), an affiliate, on a coinsurance funds withheld basis. The Company established a funds withheld liability in the amount of $1,300,688 with an offsetting decrease in the contract liability, resulting in no impact to net income.

Effective December 1, 2008, the Company recaptured institutional deposit-type contracts that it had previously ceded on a coinsurance funds withheld basis to TIRI. As a result, the Company reduced its funds withheld liability in the amount of $10,368,542 with an offsetting increase in the contract liability. The Company received pretax net consideration in the amount of $473,624, which is recognized as income in the statement of operations.

Subsequent to the above transaction, also effective on December 1, 2008, the Company ceded, on a coinsurance funds withheld basis, the institutional deposit-type contracts that were recaptured from TIRI to Transamerica Life International (Bermuda) Ltd. (TIRe), also an affiliate. As a result, the Company established a funds withheld liability in the amount of $10,368,542 with an offsetting decrease in the contract liability. The Company paid pretax net consideration on the transaction of $473,624, which is recognized as a charge to earnings in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to PBLIC under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $56 and $4, respectively, and consideration paid of $55 is included in the statement of operations. During 2007, the Company amortized $349 into earnings with a corresponding charge to unassigned surplus. Due to the 2007 recapture, no amortization remained for 2009 or 2008.

The Company also entered into an agreement, effective December 31, 2007, to recapture obligations and benefits related to certain universal life insurance contracts that PBLIC had previously ceded to TIRe. The Company recovered assets of $3,824 and paid recapture consideration of $254 associated with this transaction. Reserves recaptured included life reserves of $503 and claim reserves of $39. As a result, a pre-tax gain of $3,028 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain of $438 ($285 net of tax) related to the original reinsurance transaction was released into earnings as a result of this recapture.

70

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

Effective December 31, 2007, the Company recaptured all inforce universal life business that PBLIC previously reinsured to TIRI. The Company paid a recapture fee of $3,005 and recovered assets of $1,193. Life and claims reserves were recaptured in the amount of $20,520 and $58, respectively. This transaction resulted in a pre-tax loss of $22,390 which is included in the statement of operations.

Effective December 31, 2007, the Company entered into a reinsurance agreement with TLIC to cede certain universal life business. Universal life secondary guarantee reserves ceded were $26,573, resulting in a net of tax gain of $17,273 that has been recorded directly to unassigned surplus on a net of tax basis.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of credit life and disability business effective December 31, 2007. The Company received reinsurance consideration of $20,451, paid a commission expense allowance of $9,100 and established reserves approximately equal to the consideration, resulting in a loss of $9,100 pre-tax ($5,915, net of tax) that has been included in the statement of operations.

During 2000, the Company ceded a block of inforce business to a non-affiliate on a modified coinsurance basis. During 2007, the Company recaptured this block of inforce business. As a result of the recapture, the Company paid a recapture premium of $1,602,504 and established reserves approximately equal to the consideration, resulting in no gain or loss on the transaction. During 2007, $26,000 of deferred gains related to the initial transaction were amortized into earnings with a corresponding charge directly to unassigned surplus.

On October 1, 2007, the Company entered into recapture agreements with LIICA and TLIC, whereby LIICA and TLIC recaptured all liabilities related to various fixed deferred annuity plans that were ceded to the Company under their respective July 1, 1990 agreements. The recapture consideration received was $3,770 and the reserves recaptured were $53,085 by LIICA and $249,642 by TLIC. The Company paid a recapture premium of $302,727. The resulting pre-tax gain of $3,770 has been included in the statement of operations.

The Company assumed certain risks previously reinsured by Global Premier Reinsurance Company (GPRe), an affiliate, from an unaffiliated company effective October 1, 2007. The Company paid a reinsurance commission expense allowance of $26,400 and established reserves of $17,600, resulting in a pre-tax loss of $44,000 that has been included in the statement of operations.

71

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company assumed certain risks previously reinsured by GPRe from an unaffiliated company effective April 1, 2007. The Company paid a reinsurance commission expense allowance of $14,967 and established reserves of $5,975, resulting in a pre-tax loss of $20,942 that has been included in the statement of operations.

The Company entered into an agreement with an unaffiliated company to assume an inforce block of life and health business effective December 31, 2006. The Company received reinsurance consideration of $270,641, paid a commission expense allowance of $131,339 and established reserves approximately equal to the reinsurance consideration received, resulting in a pre-tax loss of $131,339 that has been included in the statement of operations. Adjustments were made during 2008 and 2007 to true up the actual purchase price, resulting in a pre-tax loss of $2,671 and $27,598, respectively.

During 2006, PBLIC entered into a reinsurance agreement with TIRI to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $300 and ceded reserves of $180 resulted in an initial transaction gain of $120 which was credited to unassigned surplus on a net of tax basis in the amount of $78. During 2009, 2008 and 2007, the Company amortized $8 into earnings with a corresponding charge to unassigned surplus.

7. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Total gross deferred income tax assets	$337,447	$319,183	$656,630	$472,571	$184,059
Statutory valuation allowance adjustment	—	—	—	—	—

Adjusted gross deferred income tax assets	337,447	319,183	656,630	472,571	184,059
Total deferred income tax liabilities	44,281	315,289	359,570	357,512	2,058

Net deferred income tax asset	293,166	3,894	297,060	115,059	182,001
Deferred income tax asset nonadmitted	113,666	—	113,666	—	113,666

Admitted deferred income tax asset	$179,500	$3,894	$183,394	$115,059	$68,335

72

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	December 31
	2009	2008	Change
Deferred income tax assets
§197 intangible amortization	$907	$4,411	$(3,504)
Compensation related accruals	879	2,473	(1,594)
Investments	288,956	220,301	68,655
Loss carryforwards	35,951	—	35,951
Nonadmitted assets	8,205	8,299	(94)
Proxy DAC	130,787	131,633	(846)
Reserves	181,031	92,333	88,698
Miscellaneous accruals	6,903	8,153	(1,250)
Other	3,011	4,968	(1,957)

Total gross deferred income tax assets	656,630	472,571	184,059
Statutory valuation allowance adjustment	—	—	—

Total adjusted gross deferred income tax assets	656,630	472,571	184,059

Deferred income tax assets nonadmitted	113,666	—	113,666

Total admitted deferred income tax assets	542,964	472,571	70,393

Deferred income tax liabilities
§807(f) adjustment	19,798	2,173	17,625
Investments	335,548	351,810	(16,262)
Separate account adjustments	975	—	975
Other	3,249	3,529	(280)

Total deferred income tax liabilities	359,570	357,512	2,058

Net admitted deferred income tax asset	$183,394	$115,059	$68,335

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2009 and 2008.

73

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change

Net deferred income tax asset	$293,166	$3,894	$297,060	$115,059	$182,001

Tax effect of unrealized gains (losses)					(51,706)
Prior period adjustment - unrealized gains (losses)					(7,528)

Change in net deferred income tax asset					$122,767

	December 31
	2008	2007	Change

Net deferred income tax asset	$115,059	$205,354	$(90,295)

Tax effect of unrealized gains (losses)			(177,276)

Change in net deferred income tax asset			$(267,571)

74

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Admitted under paragraph 10.a.	$49,739	$—	$49,739	$63,628	$(13,889)
Admitted under paragraph 10.b.i.	—	50,356	50,356	53,162	(2,806)
Admitted under paragraph 10.b.ii.	—	—	—	—	—
Admitted under paragraph 10.c.	90,744	268,827	359,571	355,781	3,790

Total admitted under paragraph 10.a. - 10.c.	$140,483	$319,183	$459,666	$472,571	$(12,905)

Admitted under paragraph 10.e.i.	$105,229	$—	$105,229
Admitted under paragraph 10.e.ii.a.	—	78,164	78,164
Admitted under paragraph 10.e.ii.b.	—	—	—
Admitted under paragraph 10.e.iii.	118,552	241,019	359,571

Total admitted under paragraph 10.e.i. - 10.e.iii.	$223,781	$319,183	$542,964

Total increased admitted deferred income tax asset	$83,298	$—	$83,298

	Under 10.a.-10.c.	Under 10.e.	Change
Risk-Based Capital Summary:
Admitted deferred income tax assets	$100,096	$183,394	$83,298
Admitted assets	34,644,680	34,727,978	83,298
Statutory surplus	1,353,288	1,436,586	83,298
Total adjusted capital	1,425,639
Authorized control level	230,589

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

75

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2009	2008
Current year tax expense on operations	$612,560	$71,752
Tax credits	(38,392)	(30,835)
Prior year adjustments	10,596	7,017

Tax expense on operations	584,764	47,934
Current year tax benefit on capital gains (losses)	(39,387)	(94,435)
Prior year adjustments	(8,912)	—

Tax benefit on capital gains (losses)	(48,299)	(94,435)

Current income taxes incurred	$536,465	$(46,501)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2009	2008	2007

Current income taxes incurred	$536,465	$(46,501)	$117,303
Change in deferred income taxes (without tax on unrealized gains and losses)	(122,767)	267,571	240,943

Total income tax reported	$413,698	$221,070	$358,246

Income before taxes	$748,868	$214,332	$472,786
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$262,104	$75,016	$165,475

Increase (decrease) in actual tax reported resulting from:

a. Dividends received deduction	$(1,698)	$(1,518)	$(1,649)
b. Tax credits	(25,465)	6,837	(27,332)
c. Tax-exempt income	(396)	(549)	(6)
d. Tax adjustment for IMR	10,410	587	(2,482)
e. Surplus adjustment for in-force ceded	198,958	5,015	(3,180)
f. Nondeductible expenses	485	2,180	653
g. Deferred tax benefit on other items in surplus	(3,326)	101,873	8,703
h. Provision to return	(4,849)	16,251	3,476
i. Life owned life insurance	(1,221)	(875)	(773)
j. Dividends from certain foreign corporations	336	631	—
k. Prior period adjustment	(23,933)	14,661	(5,343)
l. Deferred gain on intercompany transaction	—	—	226,207
m. Other	2,293	961	(5,503)

Total income tax reported	$413,698	$221,070	$358,246

76

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Tax credits include low income housing credits which are investments for which the Company’s primary benefit is a reduction in income tax expense via tax credits.

For federal income tax purposes, the Company joins in a consolidated income tax return filing with other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. The Company had no loss or credit carryforwards at December 31, 2009 and 2008. The Company has a capital loss carryforward of $102,717. A tax return has not yet been filed for 2009.

The Company incurred income taxes during 2009, 2008 and 2007 of $571,023, $20,434 and $71,649 respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2009 and 2008 was not material and the Company recorded no liability for penalties. It is not anticipated that the amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency

77

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 1% of ordinary life insurance in force at December 31, 2009 and 2008.

For the years ended December 31, 2009, 2008 and 2007, premiums for life participating policies were $4,152, $5,308 and $5,765, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $1,444, $1,484 and $1,492 to policyholders during 2009, 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31, 2009		December 31, 2008
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$90,387	0%	$48,072	0%
At book value less surrender charge of 5% or more	537,644	2	165,058	1
At fair value	10,178,219	37	8,520,291	30

Total with adjustment or at market value	10,806,250	39	8,733,421	31
At book value without adjustment (with minimal or no charges or adjustments)	4,580,575	17	1,537,223	5
Not subject to discretionary withdrawal	11,929,782	44	18,412,441	64

Total annuity reserves and deposit fund liabilities - before reinsurance	27,316,607	100%	28,683,085	100%

Less reinsurance ceded	11,459,764		12,840,661

Net annuity reserves and deposit fund liabilities	$15,856,843		$15,842,424

78

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2009 and 2008 are approximately $73,284 and $400,052, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs.

Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from the Company which secures that particular series of notes. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2009, the contractual maturities were as follows:

Year	Amount
2010	$24,980
2011	—
2012	—
2013	—
2014	—
Thereafter	48,304

79

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Certain separate and variable accounts held by the Company represent funds for which the benefit is determined by the performance and/or fair value of the investments held in the separate account. The assets and the liabilities of these are carried at fair value.

These variable annuities generally provide an incidental minimum guaranteed death benefit. Some variable annuities also provide a minimum guaranteed income benefit. The Company’s Guaranteed Indexed separate accounts provide customers a return based on the total performance of a specified financial index plus an enhancement. Hedging instruments that return the chosen index are purchased by the Company and held within the separate account. The assets in the accounts, carried at fair value, consist primarily of long-term bonds. Information regarding the separate accounts of the Company are as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$—	$331,601	$331,601

Reserves for separate accounts as of December 31, 2009 with assets at fair value	$143,126	$27,768	$10,186,481	$10,357,375

Total	$143,126	$27,768	$10,186,481	$10,357,375

Reserves by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With market value adjustment	$143,126	$27,768	$—	$170,894
At fair value	—	—	10,161,294	10,161,294
Not subject to discretionary withdrawal	—	—	25,187	25,187

Total separate account liabilities at December 31, 2009	$143,126	$27,768	$10,186,481	$10,357,375

80

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$170,000	$—	$527,522	$697,522

Reserves for separate accounts as of December 31, 2008 with assets at fair value	$112,344	$29,948	$8,610,088	$8,752,380

Total	$112,344	$29,948	$8,610,088	$8,752,380

Reserves by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$112,344	$29,948	$—	$142,292
At fair value	—	—	8,527,794	8,527,794
Not subject to discretionary withdrawal	—	—	82,294	82,294

Total separate account liabilities at December 31, 2008	$112,344	$29,948	$8,610,088	$8,752,380

81

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonguaranteed	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$43	$885,909	$885,952

Reserves for separate accounts as of December 31, 2007 with assets at fair value	$—	$31,956	$11,697,925	$11,729,881

Total	$—	$31,956	$11,697,925	$11,729,881

Reserves by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$31,956	$—	$31,956
At fair value	—	—	11,605,489	11,605,489
Not subject to discretionary withdrawal	—	—	92,436	92,436

Total separate account liabilities at December 31, 2007	$—	$31,956	$11,697,925	$11,729,881

82

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2009	2008	2007
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$331,601	$721,269	$895,572
Transfers from separate accounts	(616,036)	(581,174)	(507,947)

Net transfers to separate accounts	(284,435)	140,095	387,625
Other reconciling adjustments	106	4	(64)

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$(284,329)	$140,099	$387,561

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products. It replaces Actuarial Guidelines 34 and 39. The AG 43 reserve calculation included variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $35,406 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

83

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income and guaranteed withdrawal benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2009
Minimum guaranteed death benefit	$5,844,610	$10,443	$—
Minimum guaranteed income benefit	8,969	1,500	—
Minimum guaranteed withdrawal benefit	6,360	—	—

December 31, 2008
Minimum guaranteed death benefit	$5,144,470	$35,257	$—
Minimum guaranteed income benefit	7,757	1,956	—
Minimum guaranteed withdrawal benefit	—	—	—

84

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date and the policy’s next anniversary date. At December 31, 2009 and 2008, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected) are as follows:

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary direct first year business	$20,512	$15,479	$5,033
Ordinary direct renewal business	217,636	61,527	156,109
Group life direct business	18,840	5,314	13,526
Credit direct business	957	—	957
Reinsurance ceded	(17,081)	—	(17,081)

Total life and annuity	240,864	82,320	158,544

Accident and health:
Direct	48,242	—	48,242
Reinsurance assumed	8,834	—	8,834
Reinsurance ceded	(1,163)	—	(1,163)

Total accident and health	55,913	—	55,913

	$296,777	$82,320	$214,457

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary direct first year business	$21,986	$17,046	$4,940
Ordinary direct renewal business	221,983	63,562	158,421
Group life direct business	21,472	6,247	15,225
Credit direct business	1,339	—	1,339
Reinsurance ceded	(130,198)	—	(130,198)

Total life and annuity	136,582	86,855	49,727

Accident and health:
Direct	51,575	—	51,575
Reinsurance assumed	10,078	—	10,078
Reinsurance ceded	(1,072)	—	(1,072)

Total accident and health	60,581	—	60,581

	$197,163	$86,855	$110,308

85

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Heath Contracts. At December 31, 2009 and 2008, the Company had insurance in force aggregating $9,162,932 and $9,670,715, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $88,592 and $95,136 to cover these deficiencies at December 31, 2009 and 2008, respectively.

The Company’s primary method utilized to estimate premium adjustments for contracts subject to redetermination is to review experience periodically and to adjust premiums for differences between the experience anticipated at the time of redetermination and that underlying the original premiums. The Company has not limited its degree of discretion contractually; however, in some states it has agreed not to raise premiums in order to recoup past losses. The Company forgoes premium changes on existing policies at its option if the administrative cost and other business issues associated with the change outweigh the direct financial impact of the change. Also, the Company has extra-contractually guaranteed the current premium scale for certain policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2009 and December 31, 2008 was $2,093 and $1,856, respectively.

The Company incurred $7,256 and paid $7,019 of claim adjustment expenses during 2009, of which $2,785 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years.

86

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of up to $435,836 without the prior approval of insurance regulatory authorities in 2010.

On December 30, 2009, the Company paid a common stock dividend of $880,000 to its parent companies. Of this amount, $393,700 was an ordinary dividend and $486,300 was considered to be a return of capital. CGDC received $877,536 and CGC received $2,464. The Company reported a contribution receivable from parent companies of $275,000 at December 31, 2009. Capital contributions of $274,230 and $770 were received from CGDC and CGC, respectively, on February 12, 2010.

The Company received capital contributions of $199,440 and $560 from its parent companies, CGDC and CGC, respectively, on December 30, 2008. The Company paid $123,653 and $347 to CGDC and CGC, respectively, on December 29, 2008. These payments were considered to be a return of additional paid in capital. In 2007, the Company paid a $1,200,000 dividend to its parent companies, CGDC and CGC which was deemed approved by Insurance Division, Department of Commerce, of the State of Iowa. Of this amount, $92,000 was considered an ordinary cash dividend and $1,108,000 was considered an extraordinary dividend.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

The Company has two classes of common stock, Class A and Class B. Each outstanding share of Class A is entitled to four votes for any matter submitted to a vote at a meeting of stockholders, whereas each outstanding share of Class B is entitled to one such vote.

87

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus (continued)

On December 23, 2004, the Company received $117,168 from CGDC and $42,832 from AEGON USA, LLC, both affiliates, in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6% and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the surplus notes at December 31, 2009 and 2008 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2009
CGDC	$117,168	$7,030	$35,307	$586
AEGON	42,832	2,570	12,906	214

Total	$160,000	$9,600	$48,213	$800

2008
CGDC	$117,168	$7,030	$28,276	$586
AEGON	42,832	2,570	10,337	214

Total	$160,000	$9,600	$38,613	$800

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security. Cash received is reinvested and is not available for general corporate purposes.

88

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Securities Lending (continued)

At December 31, 2009 and December 31, 2008, respectively, securities in the amount of $277,084 and $842,528 were on loan under securities lending agreements. At December 31, 2009, the collateral the Company received from securities lending was in the form of cash and on open terms. Also on December 31, 2009, cash collateral reinvested has a fair value of $281,630.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $5,939, $6,729 and $6,723, for the years ended December 31, 2009, 2008 and 2007, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 25% of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. Expense related to this plan was $2,118, $2,400 and $2,723, for the years ended December 31, 2009, 2008 and 2007, respectively.

89

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2009, 2008 and 2007 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $1,536, $1,211 and $1,270, related to these plans for the years ended December 31, 2009, 2008 and 2007, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service arrangement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2009, 2008 and 2007, the Company paid $31,117, $34,423 and $39,781, respectively, for these services, which approximates their costs to the affiliates.

90

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $67, $76 and $65 for the years ended December 31, 2009, 2008 and 2007, respectively.

At December 31, 2009 and 2008, the Company reported a net amount of $59,681 and $34,468 due from parent, subsidiary and affiliated companies, respectively. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2009, 2008 and 2007, the Company paid net interest of $2,073, $1,861 and $8,886, respectively, to affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $291, $369, and $411 for these services during 2009, 2008 and 2007, respectively.

At December 31, 2009, the Company had short-term intercompany notes receivable of $472,600 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments on the balance sheet.

Receivable from	Amount	Due By	Interest Rate

AEGON USA, LLC	$231,900	September 25, 2010	0.25%
AEGON USA, LLC	162,300	September 29, 2010	0.25%
AEGON USA, LLC	33,000	September 30, 2010	0.25%
AEGON USA, LLC	45,400	December 15, 2010	0.25%

91

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

At December 31, 2008, the Company had short-term notes receivable of $523,101 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate

AEGON USA, LLC	$28,100	July 30, 2009	2.45%
AEGON USA, LLC	21,600	August 1, 2009	2.44%
AEGON USA, LLC	53,500	August 8, 2009	2.44%
AEGON USA, LLC	16,700	August 11, 2009	2.44%
Transamerica Corporation	19,900	August 14, 2009	2.44%
AEGON USA, LLC	1,300	September 3, 2009	2.57%
AEGON USA, LLC	68,700	October 1, 2009	5.95%
AEGON USA, LLC	209,300	October 8, 2009	5.95%
AEGON USA, LLC	52,300	October 17, 2009	5.95%
Transamerica Corporation	18,600	November 24, 2009	2.70%
Garnet	6,101	January 16, 2009	2.50%
Stonebridge Life Insurance Company	11,000	December 29, 2009	1.74%
Stonebridge Life Insurance Company	16,000	December 30, 2009	1.74%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2009 and 2008, the cash surrender value of these policies was $69,928 and $68,500, respectively.

During 1998, TLIC issued life insurance policies to LIICA, covering the lives of certain LIICA employees. As discussed in Note 6-Reinsurance, the Company entered into an assumption reinsurance transaction with TLIC effective September 30, 2008, resulting in the Company assuming all liabilities of TLIC arising under these policies. Accordingly, the Company held aggregate reserves for policies and contracts related to these policies of $143,644 and $139,263 at December 31, 2009.

Prior to August 31, 2007, the Company held a limited partnership interest in Capital Liberty LP (CLLP), an affiliate. The balance sheet of CLLP was essentially comprised of shares of PBLIC common and preferred stock. CGDC, the Company’s parent, gave consideration to the Company in exchange for its partnership interests in CLLP on August 31, 2007. A capital contribution of $537,044, less the additional cash investment made of $13,847, has been included within the 2007 financial statements to reflect the

92

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

amount of cash received from CGDC for the Company’s interests in CLLP. In addition, the prior investment held in CLLP has been eliminated from the financials in order to appropriately report merged financial information.

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operation. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third- Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
Bollinger, Inc. 101 JFK Parkway Short Hills, NJ 07078	22-0781130	No	Group A&H, Life	C,CA,B,P,U	$119,339

Coverdell & Company 1718 Peachtree St. NW Suite 276 Atlanta, GA 30309	58-1604660	No	Group & Ind. A&H Group Life	C, CA,P, U	68,977

The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C,B,P,U	281,231

League Insurance Agency/ CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-Term Care	P	1,838

All Other TPA Premiums					239

Total					$471,624

C-	Claims Payment
CA-	Claims Adjustment
R-	Reinsurance Ceding
B-	Binding Authority
P-	Premium Collection
U-	Underwriting

93

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $53,282,037 and $52,655,734 as of December 31, 2009 and 2008, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $11,604 and $49,419 at December 31, 2009 and 2008, respectively.

At December 31, 2009 and 2008, the Company has entered into multiple agreements with commitment amounts of $28,475 and $48,675, respectively, for which it was paid a fee to provide standby liquidity asset purchase agreements. One of the liquidity asset purchase agreements was drawn upon and repaid in 2008. The Company believes there may be additional draws under these agreements. Any such draws would be purchases of municipal bonds, which would be repaid with interest.

During 2009 and 2008, the Company has provided guarantees for the performance of a noninsurance subsidiary that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investors’ capital accounts covered by the transactions was $345,478 and $434,298 at December 31, 2009 and 2008, respectively. The nature of the obligation is to provide the investors with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investors’ inability to fully utilize the tax benefits. Accordingly, the Company believes the chance of having to make material payments under the guarantee is remote.

The Company has provided a contingent deferred capital contribution guaranty to LIHTC industry firms involving the guaranteed sale of a low income housing tax credit

94

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

partnership. The guaranty is effective only if the third party investor defaults on its deferred capital contribution obligations. As of December 31, 2009, the Company’s exposure under the guaranty was $810. Due to the financial strength and credit ratings of the third party investor, the Company believes the chance of having to make material payments under the guaranty is remote.

At December 31, 2009 and 2008, the Company had mortgage loan commitments of $6,900 and $84,606, respectively. The Company has contingent commitments of $138,832 and $165,622 at December 31, 2009 and 2008, respectively, for joint ventures, partnerships and limited liability companies, which include LIHTC commitments of $28,574 and $31,434, respectively.

At December 31, 2009 and 2008, no securities were acquired on a “to be announced” (TBA) basis.

The Company may pledge assets as collateral for derivative transactions involving funding agreements and reverse repurchase agreements. In conjunction with these transactions, the Company had pledged invested assets with a carrying value and fair value of, $154,248 and $160,714, respectively, at December 31, 2009, and $212,289 and $216,502, respectively, at December 31, 2008. Cash in the amount of $62,056 and $249,753 and securities in the amount of $5,579 and $192,879, were posted to the Company as of December 31, 2009 and 2008, respectively, which were not included in the financials of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $14,470 as of December 31, 2009.

At December 31, 2009 and 2008, respectively, the Company has issued funding agreements totaling $400,037 and $400,171 to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2009 and 2008 was $522,421 and $453,051 respectively. In addition, FHLB requires their common stock to be purchased in order to transact with the FHLB. The Company owns $27,800

95

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

14. Commitments and Contingencies (continued)

of FHLB common stock at both December 31, 2009 and 2008. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity. The Company did not participate in the FHLB program in 2007.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $14,363 and $14,175 and an offsetting premium tax benefit of $1,517 and $1,532 at December 31, 2009 and 2008, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $(1,542), $1,074 and $653, for the years ended December 31, 2009, 2008 and 2007, respectively.

96

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

At December 31, 2009 and 2008, the Company did not participate in dollar reverse repurchase agreements.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $110,181 and $108,266 for these agreements as of December 31, 2009 and 2008, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $115,344 and $125,080 as of December 31, 2009 and 2008, respectively. These securities have maturity dates that range from 2010 to 2038 and have a weighted average interest rate of 5.3%.

During the period January 1, 2006 through June 30, 2006, the Company sold $982 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as nonadmitted receivables. Agent receivables in the amount of $3,312 and $4,748 were nonadmitted as of December 31, 2009 and 2008, respectively.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio, referred to as wash sale transactions. The details by NAIC designation 3 or below of securities sold during 2009 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 3	0	$—	$—	$—
NAIC 4	0	—	—	—
NAIC 5	0	—	—	—
NAIC 6	1	78	78	(38)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 21,

97

Monumental Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2010, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).

The Company has a direct investment in and an indirect exposure to Ambac Financial Group (Ambac) as of the balance sheet date. Subsequent to year end, the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) filed a petition in state court to rehabilitate the Segregated Account of Ambac Assurance Corporation (AAC), a subsidiary of Ambac, which was established upon request from OCI in order to segregate certain policies and other liabilities of AAC as there were significant existing claims or likelihood of significant claims. OCI received court approval to temporarily prevent AAC from paying out claims on the guarantees or wraps that they have issued for those securities included in the segregated account. The Company has indirect exposure to Ambac whereby the Company is reliant upon AAC’s guarantee or wrap to support the lack of impairment on securities with a carrying value of $10,195. Additionally, the Company has a direct investment in debt securities of Ambac with a carrying value of $6,495. The Company is evaluating the near term prospects of this information, which is estimated to have an immaterial impact on the Company’s 2010 financial statements.

98

Statutory-Basis

Financial Statement Schedules

Monumental Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties

(Dollars in Thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$672,116	$655,713	$672,116
States, municipalities and political subdivisions	182,194	176,410	182,194
Foreign governments	219,203	222,880	219,203
Hybrid Securities	881,146	667,417	881,146
All other corporate bonds	13,466,457	13,160,863	13,466,457
Preferred stocks	284	421	284

Total fixed maturities	15,421,400	14,883,704	15,421,400

Equity securities
Common stocks:
Industrial, miscellaneous and all other	42,631	45,567	45,567

Total equity securities	42,631	45,567	45,567

Mortgage loans on real estate	2,634,705		2,634,705
Real estate	6,920		6,920
Policy loans	500,029		500,029
Other long-term investments	316,915		316,915
Cash, cash equivalents and short-term investments	3,203,877		3,203,877

Total investments	$22,126,477		$22,129,413

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

100

Monumental Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

December 31, 2009

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009
Individual life	$5,296,774	$—	$45,478	$654,013	$360,308	$4,260,220	$5,123,959
Individual health	346,080	52,267	50,331	195,572	44,735	85,283	73,291
Group life and health	719,798	35,474	105,513	491,908	83,653	314,295	178,024
Annuity	4,244,698	—	110	517,430	604,589	994,237	3,396,767

	$10,607,350	$87,741	$201,432	$1,858,923	$1,093,285	$5,654,035	$8,772,041

Year ended December 31, 2008
Individual life	$1,504,472	$—	$50,285	$587,825	$441,022	$(4,108,010)	$4,845,182
Individual health	312,787	78,360	56,009	266,890	44,234	115,483	119,636
Group life and health	729,796	33,179	103,663	491,418	63,046	290,916	188,031
Annuity	4,451,944	—	412	883,858	774,467	1,103,614	956,730

	$6,998,999	$111,539	$210,369	$2,229,991	$1,322,769	$(2,597,997)	$6,109,579

Year ended December 31, 2007
Individual life	$6,001,385	$—	$46,412	$648,323	$397,249	$654,902	$3,242,283
Individual health	318,292	104,181	65,927	250,567	43,154	179,387	115,975
Group life and health	750,892	36,372	108,882	500,379	84,495	298,576	197,282
Annuity	4,931,152	—	82	1,047,780	940,583	783,384	904,097

	$12,001,721	$140,553	$221,303	$2,447,049	$1,465,481	$1,916,249	$4,459,637

*	Allocations of net investment income and other operating expenses are based on a number and assumptions of estimates, and the results would change if different methods were applied.

101

Monumental Life Insurance Company

Reinsurance

(Dollars in Thousands)

December 31, 2009

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$64,024,770	$47,180,518	$7,022,451	$23,866,703	29%

Premiums:
Individual life	691,111	55,311	18,213	654,013	3%
Individual health	131,504	6,440	70,508	195,572	36%
Group life and health	507,267	83,664	68,305	491,908	14%
Annuity	468,469	24,952	73,913	517,430	14%

	$1,798,351	$170,367	$230,939	$1,858,923	12%

Year ended December 31, 2008
Life insurance in force	$66,811,592	$48,475,136	$8,638,144	$26,974,600	32%

Premiums:
Individual life	$722,390	$167,997	$33,432	$587,825	6%
Individual health	131,059	9,585	145,416	266,890	54%
Group life and health	527,508	52,048	15,958	491,418	3%
Annuity	1,078,661	248,010	53,207	883,858	6%

	$2,459,618	$477,640	$248,013	$2,229,991	11%

Year ended December 31, 2007
Life insurance in force	$71,568,810	$11,106,579	$7,746,495	$68,208,726	11%

Premiums:
Individual life	$733,365	$125,723	$40,681	$648,323	6%
Individual health	136,776	11,369	125,161	250,568	50%
Group life and health	537,210	49,514	12,683	500,379	3%
Annuity	1,275,306	250,012	22,485	1,047,779	2%

	$2,682,657	$436,618	$201,010	$2,447,049	8%

102

FINANCIAL STATEMENTS

Monumental Life Insurance Company

Separate Account VACC

Year Ended December 31, 2009

Monumental Life Insurance Company

Separate Account VACC

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Separate Account VA CC,

Monumental Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Monumental Life Insurance Company Separate Account VA CC (the Separate Account) (comprised of the VA U.S. Targeted Value, VA U.S. Large Value, VA International Value, VA International Small, VA Short-Term Fixed, VA Global Bond, Federated Clover Value Fund II, Federated Capital Income, Federated Prime Money, Federated High Income Bond, Federated Fund for U.S. Government Securities II, Wanger USA, Wanger International, Gartmore NVIT Developing Markets, WFAVT Small/MidCap Value, Columbia Small Company Growth, Credit Suisse – U.S. Equity Flex I, Credit Suisse – International Equity Flex III, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Science and Technology, Transamerica Templeton Global, Transamerica JPMorgan Enhanced Index VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica T.Rowe Price Small Cap VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica BlackRock Large Cap Value VP IC, AllianceBernstein Growth, AllianceBernstein Global Thematic Growth, AllianceBernstein Large Cap Growth, Dreyfus Socially Responsible Growth Fund, Dreyfus VIF – Appreciation, Transamerica Small/Mid Cap Value, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Vanguard Equity Index, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Short-Term Investment Grade, Vanguard Total Bond Market Index, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity – VIP Contrafund, Vanguard – International Portfolio, Fidelity – VIP Money Market, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Asset Manager, Dreyfus VIF – Growth and Income, Dreyfus VIF – Quality Bond, T. Rowe Price Equity Income, T. Rowe Price New America Growth, T. Rowe Price International Stock, OpCap Managed, NACM Small Cap, WFAVT Discovery Fund, Ameritas Money Market, Calvert Social Balanced, Calvert Social Mid-Cap Growth, and Calvert Social International Equity subaccounts), at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Monumental Life Insurance Company Separate Account VA CC at December 31, 2009, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 29, 2010

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Assets
Investment in securities:
Number of shares	7,183,793.435	6,861,083.978	5,789,954.839	5,359,815.805

Cost	$92,544,619	$105,337,656	$83,773,611	$60,636,838

Investments in mutual funds, Level 1 quoted prices at net asset value	$65,300,682	$87,341,599	$65,715,987	$49,417,502
Receivable for units sold	—	—	—	5

Total assets	65,300,682	87,341,599	65,715,987	49,417,507

Liabilities
Payable for units redeemed	—	3	8	—

	$65,300,682	$87,341,596	$65,715,979	$49,417,507

Net Assets:
Deferred annuity contracts terminable by owners	$65,300,682	$87,341,596	$65,715,979	$49,417,507

Total Net Assets	$65,300,682	$87,341,596	$65,715,979	$49,417,507

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009.

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Accumulation units outstanding:
M&E - 0.55%	20,645,978	27,252,508	13,511,943	11,175,722

M&E - 0.60%	16,390,413	29,067,611	13,704,731	7,884,028

M&E - 0.65% a	162,746	308,785	246,404	202,247

M&E - 0.65% b	46,202	67,792	51,032	56,107

M&E - 0.65% c	93,484	143,509	99,928	132,725

M&E - 0.75%	2,625,018	5,835,680	2,676,176	1,624,713

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	4,574,770	4,505,460	2,568,982	2,626,363

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$1.012026	$1.106748	$1.519222	$1.492516

M&E - 0.60%	$1.604067	$1.123378	$1.946565	$2.268629

M&E - 0.65% a	$32.520962	$26.544094	$25.728187	$20.707949

M&E - 0.65% b	$32.520962	$26.544094	$25.728187	$20.707949

M&E - 0.65% c	$32.520962	$26.544094	$25.728187	$20.707949

M&E - 0.75%	$1.583751	$1.109158	$1.921919	$2.239936

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$0.901098	$0.942883	$1.223955	$1.185644

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$—	$—	$—	$—

M&E - 1.60%	$—	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated Clover Value Fund II Subaccount	Federated Capital Income Subaccount
Assets
Investment in securities:
Number of shares	7,559,571.294	7,514,975.067	229,016.482	284,311.975

Cost	$77,610,609	$80,164,897	$2,336,904	$2,044,005

Investments in mutual funds, Level 1 quoted prices at net asset value	$77,032,031	$82,364,127	$2,074,889	$2,464,985
Receivable for units sold	19	55	—	2

Total assets	77,032,050	82,364,182	2,074,889	2,464,987

Liabilities
Payable for units redeemed	—	—	3	—

	$77,032,050	$82,364,182	$2,074,886	$2,464,987

Net Assets:
Deferred annuity contracts terminable by owners	$77,032,050	$82,364,182	$2,074,886	$2,464,987

Total Net Assets	$77,032,050	$82,364,182	$2,074,886	$2,464,987

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets And Liabilities

December 31, 2009

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated Clover Value Fund II Subaccount	Federated Capital Income Subaccount
Accumulation units outstanding:
M&E - 0.55%	23,197,728	24,320,066	262,173	179,203

M&E - 0.60%	22,635,693	23,486,450	336,837	337,486

M&E - 0.65% a	534,140	305,097	38,627	12,849

M&E - 0.65% b	48,770	99,240	3,748	2,485

M&E - 0.65% c	153,879	77,097	—	—

M&E - 0.75%	4,379,838	3,295,688	181,632	191,417

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	4,680,267	4,611,057	439,838	677,295

M&E - 1.50% a	—	—	81,882	179,013

M&E - 1.50% b	—	—	37,408	399,514

M&E - 1.60%	—	—	30,583	75,471

Accumulation unit value:
M&E - 0.55%	$1.158826	$1.216257	$0.895177	$1.396754

M&E - 0.60%	$1.231551	$1.387529	$0.856647	$1.144745

M&E - 0.65% a	$15.985114	$21.743066	$21.570781	$17.411869

M&E - 0.65% b	$15.985114	$21.743066	$21.570781	$17.411869

M&E - 0.65% c	$15.985114	$21.743066	$—	$—

M&E - 0.75%	$1.215846	$1.369980	$0.845790	$1.130295

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.104649	$1.130702	$0.797180	$1.065347

M&E - 1.50% a	$—	$—	$0.916011	$0.940410

M&E - 1.50% b	$—	$—	$0.916011	$0.940410

M&E - 1.60%	$—	$—	$0.787192	$1.052000

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Assets
Investment in securities:
Number of shares	23,050,781.720	1,907,365.408	847,240.281	260,115.787

Cost	$23,050,782	$10,862,158	$9,531,860	$7,853,886

Investments in mutual funds, Level 1 quoted prices at net asset value	$23,050,782	$12,722,127	$9,700,901	$7,140,178
Receivable for units sold	—	—	—	—

Total assets	23,050,782	12,722,127	9,700,901	7,140,178

Liabilities
Payable for units redeemed	8	10	10	9

	$23,050,774	$12,722,117	$9,700,891	$7,140,169

Net Assets:
Deferred annuity contracts terminable by owners	$23,050,774	$12,722,117	$9,700,891	$7,140,169

Total Net Assets	$23,050,774	$12,722,117	$9,700,891	$7,140,169

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Accumulation units outstanding:
M&E - 0.55%	6,943,895	3,563,686	1,960,127	1,379,339

M&E - 0.60%	5,270,898	1,712,471	2,077,844	1,746,009

M&E - 0.65% a	108,327	49,132	104,041	26,965

M&E - 0.65% b	49,708	64,115	12,170	12,113

M&E - 0.65% c	25,754	—	—	—

M&E - 0.75%	3,112,229	508,417	624,971	643,089

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	1,787,537	487,475	245,464	225,482

M&E - 1.50% a	465,839	228,046	540,386	56,404

M&E - 1.50% b	277,362	194,622	13,068	48,469

M&E - 1.60%	41,104	37,884	18,912	26,615

Accumulation unit value:
M&E - 0.55%	$1.130399	$1.397475	$1.245018	$1.224314

M&E - 0.60%	$1.149905	$1.721884	$1.410936	$1.478084

M&E - 0.65% a	$15.129344	$21.514199	$19.884787	$35.613826

M&E - 0.65% b	$15.129344	$21.514199	$19.884787	$35.613826

M&E - 0.65% c	$15.119952	$—	$—	$—

M&E - 0.75%	$1.135419	$1.700132	$1.393069	$1.459396

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.070198	$1.602406	$1.313054	$1.375546

M&E - 1.50% a	$1.170427	$1.541169	$1.446408	$1.851261

M&E - 1.50% b	$1.170427	$1.541169	$1.446408	$1.851261

M&E - 1.60%	$1.056763	$1.582373	$1.296637	$1.358274

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Assets
Investment in securities:
Number of shares	186,030.174	2,091,166.468	216,650.089	460,620.765

Cost	$5,986,888	$11,040,079	$1,423,914	$4,941,796

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,521,376	$12,567,910	$1,696,370	$4,398,928
Receivable for units sold	3	2	—	3

Total assets	5,521,379	12,567,912	1,696,370	4,398,931

Liabilities
Payable for units redeemed	—	—	8	—

	$5,521,379	$12,567,912	$1,696,362	$4,398,931

Net Assets:
Deferred annuity contracts terminable by owners	$5,521,379	$12,567,912	$1,696,362	$4,398,931

Total Net Assets	$5,521,379	$12,567,912	$1,696,362	$4,398,931

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Accumulation units outstanding:
M&E - 0.55%	337,204	2,760,927	99,042	1,507,464

M&E - 0.60%	694,999	1,386,955	280,341	1,325,566

M&E - 0.65% a	14,499	36,773	18,253	30,574

M&E - 0.65% b	7,061	9,079	7,149	536

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	242,220	506,276	160,518	301,572

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	140,486	205,436	42,836	343,966

M&E - 1.50% a	411,014	55,844	231,968	99,994

M&E - 1.50% b	19,133	51,819	820	120,105

M&E - 1.60%	32,610	25,363	109,258	26,419

Accumulation unit value:
M&E - 0.55%	$1.873547	$1.992584	$1.373235	$1.019669

M&E - 0.60%	$2.145937	$2.777355	$1.371224	$1.089830

M&E - 0.65% a	$51.199411	$19.920664	$15.323712	$13.220026

M&E - 0.65% b	$51.199411	$19.920664	$15.323712	$13.220026

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$2.118764	$2.742248	$1.353869	$1.076049

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.997044	$2.584728	$1.276084	$1.014181

M&E - 1.50% a	$3.338988	$2.944501	$1.619647	$1.390713

M&E - 1.50% b	$3.338988	$2.944501	$1.619647	$1.390713

M&E - 1.60%	$1.972050	$2.552260	$1.260082	$1.001484

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Credit Suisse-U.S. Equity Flex I Subaccount	Credit Suisse- International Equity Flex III Subaccount	Transamerica Asset Allocation-Growth VP Subaccount	Transamerica Asset Allocation- Conservative VP Subaccount
Assets
Investment in securities:
Number of shares	236,582.563	314,927.347	279,281.136	388,749.218

Cost	$3,249,042	$1,825,756	$2,500,661	$3,645,286

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,950,185	$1,845,474	$2,139,294	$3,809,742
Receivable for units sold	2	—	9	9

Total assets	2,950,187	1,845,474	2,139,303	3,809,751

Liabilities
Payable for units redeemed	—	1,722	—	—

	$2,950,187	$1,843,752	$2,139,303	$3,809,751

Net Assets:
Deferred annuity contracts terminable by owners	$2,950,187	$1,843,752	$2,139,303	$3,809,751

Total Net Assets	$2,950,187	$1,843,752	$2,139,303	$3,809,751

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Credit Suisse - U.S. Equity Flex I Subaccount	Credit Suisse - International Equity Flex III Subaccount	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount
Accumulation units outstanding:
M&E - 0.55%	1,431,664	564,135	1,080,336	387,580

M&E - 0.60%	502,936	300,988	558,116	756,519

M&E - 0.65% a	19,414	367,247	—	—

M&E - 0.65% b	7,715	96,084	—	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	269,267	299,815	83,006	1,385,763

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	83,372	15,714	29,796	221,586

M&E - 1.50% a	593,183	168,009	—	—

M&E - 1.50% b	10,667	1,511	1,371	21,069

M&E - 1.60%	8,218	12,121	—	—

Accumulation unit value:
M&E - 0.55%	$0.856840	$1.010027	$1.192845	$1.268516

M&E - 0.60%	$0.889722	$1.009997	$1.270750	$1.409610

M&E - 0.65% a	$12.404307	$1.009970	$—	$—

M&E - 0.65% b	$12.404307	$1.009970	$1.265933	$1.404243

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$0.878443	$1.009911	$1.256320	$1.393560

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$0.827957	$1.009512	$1.191267	$1.321484

M&E - 1.50% a	$1.038672	$1.009483	$—	$—

M&E - 1.50% b	$1.038672	$1.009483	$1.186779	$1.316426

M&E - 1.60%	$0.817581	$1.009425	$1.177841	$1.306552

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Assets
Investment in securities:
Number of shares	237,643.720	221,968.893	375,421.501	301,574.939

Cost	$2,241,550	$2,167,783	$2,544,331	$3,694,051

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,321,779	$2,133,121	$2,417,714	$3,154,474
Receivable for units sold	—	8	6	—

Total assets	2,321,779	2,133,129	2,417,720	3,154,474

Liabilities
Payable for units redeemed	6	—	—	14

	$2,321,773	$2,133,129	$2,417,720	$3,154,460

Net Assets:
Deferred annuity contracts terminable by owners	$2,321,773	$2,133,129	$2,417,720	$3,154,460

Total Net Assets	$2,321,773	$2,133,129	$2,417,720	$3,154,460

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Accumulation units outstanding:
M&E - 0.55%	586,810	847,103	411,217	445,380

M&E - 0.60%	399,394	265,430	954,946	519,113

M&E - 0.65% a	—	—	—	20,231

M&E - 0.65% b	11,064	7,784	64,511	3,976

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	241,366	136,514	164,495	205,991

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	456,387	397,104	71,397	44,127

M&E - 1.50% a	—	—	—	29,449

M&E - 1.50% b	6,149	5,142	—	6,471

M&E - 1.60%	31,887	—	42,929	60,139

Accumulation unit value:
M&E - 0.55%	$1.285632	$1.258454	$1.422107	$1.535077

M&E - 0.60%	$1.409260	$1.358967	$1.422470	$2.135792

M&E - 0.65% a	$—	$—	$—	$26.260490

M&E - 0.65% b	$1.403899	$1.353792	$1.417019	$26.260490

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.393209	$1.343509	$1.406257	$2.108768

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.321141	$1.273991	$1.333517	$1.987627

M&E - 1.50% a	$—	$—	$—	$2.400642

M&E - 1.50% b	$1.316161	$1.269176	$1.328436	$2.400642

M&E - 1.60%	$1.306232	$1.259637	$1.318408	$1.962706

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and liabilities

December 31, 2009

	Transamerica Science and Technology Subaccount	Transamerica Templeton Global Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Assets
Investment in securities:
Number of shares	1,236.678	89,587.361	488,944.371	3,774,642.497

Cost	$5,132	$1,297,409	$6,332,740	$42,297,533

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,046	$1,566,883	$5,065,464	$42,464,728
Receivable for units sold	—	8	—	21

Total assets	5,046	1,566,891	5,065,464	42,464,749

Liabilities
Payable for units redeemed	8	—	4	—

	$5,038	$1,566,891	$5,065,460	$42,464,749

Net Assets:
Deferred annuity contracts terminable by owners	$5,038	$1,566,891	$5,065,460	$42,464,749

Total Net Assets	$5,038	$1,566,891	$5,065,460	$42,464,749

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science and Technology Subaccount	Transamerica Templeton Global Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Accumulation units outstanding:
M&E - 0.55%	—	295,680	401,044	9,124,056

M&E - 0.60%	514	338,631	1,266,147	15,819,695

M&E - 0.65% a	—	44,197	213,332	—

M&E - 0.65% b	—	—	4,379	1,305,620

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	2,658	30,043	221,208	3,300,558

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	—	49,943	133,607	206,873

M&E - 1.50% a	—	441,813	360,147	—

M&E - 1.50% b	—	38,210	12,074	15,260

M&E - 1.60%	—	20,393	—	266,043

Accumulation unit value:
M&E - 0.55%	$1.165601	$1.129166	$1.081213	$1.326254

M&E - 0.60%	$1.602986	$1.329884	$0.983606	$1.457126

M&E - 0.65% a	$—	$1.324938	$12.310946	$—

M&E - 0.65% b	$1.597009	$1.324938	$12.310946	$1.451583

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.585136	$1.315098	$0.971153	$1.440582

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.504839	$1.248491	$0.915312	$1.366065

M&E - 1.50% a	$—	$1.243854	$0.991628	$—

M&E - 1.50% b	$1.499255	$1.243854	$0.991628	$1.360914

M&E - 1.60%	$1.488238	$1.234687	$0.903834	$1.350664

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Focus VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Value Balanced VP Subaccount
Assets
Investment in securities:
Number of shares	15,380.798	446,964.067	84,078.303	242,848.417

Cost	$197,550	$10,190,930	$871,222	$2,581,891

Investments in mutual funds, Level 1 quoted prices at net asset value	$142,734	$8,572,771	$887,867	$2,469,768
Receivable for units sold	6	—	2	8

Total assets	142,740	8,572,771	887,869	2,469,776

Liabilities
Payable for units redeemed	—	2	—	—

	$142,740	$8,572,769	$887,869	$2,469,776

Net Assets:
Deferred annuity contracts terminable by owners	$142,740	$8,572,769	$887,869	$2,469,776

Total Net Assets	$142,740	$8,572,769	$887,869	$2,469,776

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Focus VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Value Balanced VP Subaccount
Accumulation units outstanding:
M&E - 0.55%	—	1,109,146	113,011	76,820

M&E - 0.60%	73,168	1,815,208	128,915	729,792

M&E - 0.65% a	—	1,402,166	—	427,140

M&E - 0.65% b	5,517	254,405	43,968	98,752

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	24,405	748,355	126,294	155,702

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	4,106	1,242,011	133,563	43,245

M&E - 1.50% a	—	744,784	—	420,272

M&E - 1.50% b	25,142	464,872	—	—

M&E - 1.60%	7,003	136,087	7,418	35,572

Accumulation unit value:
M&E - 0.55%	$1.058220	$1.118382	$1.268861	$1.192471

M&E - 0.60%	$1.047129	$1.110019	$1.737385	$1.269293

M&E - 0.65% a	$—	$1.105313	$—	$1.264438

M&E - 0.65% b	$1.042704	$1.105313	$1.730002	$1.264438

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.033909	$1.095985	$1.715387	$1.254833

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$0.974477	$1.033012	$1.616821	$1.189904

M&E - 1.50% a	$—	$1.028693	$—	$1.185436

M&E - 1.50% b	$0.970397	$1.028693	$1.610045	$1.185436

M&E - 1.60%	$0.962247	$1.020029	$1.596555	$1.176492

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount
Assets
Investment in securities:
Number of shares	420,022.031	49,874.435	382,772.635	4,256.417

Cost	$5,724,772	$864,057	$2,261,216	$39,068

Investments in mutual funds, Level 1 quoted prices at net asset value	$4,540,438	$1,088,260	$2,690,892	$40,989
Receivable for units sold	—	4	14	—

Total assets	4,540,438	1,088,264	2,690,906	40,989

Liabilities
Payable for units redeemed	10	—	—	—

	$4,540,428	$1,088,264	$2,690,906	$40,989

Net Assets:
Deferred annuity contracts terminable by owners	$4,540,428	$1,088,264	$2,690,906	$40,989

Total Net Assets	$4,540,428	$1,088,264	$2,690,906	$40,989

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount
Accumulation units outstanding:
M&E - 0.55%	522,137	56,993	838,118	42,839

M&E - 0.60%	460,716	445,828	1,091,480	—

M&E - 0.65% a	60,568	—	—	—

M&E - 0.65% b	7,174	42,656	—	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	131,136	464,706	352,166	—

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	994,076	37,693	428,627	—

M&E - 1.50% a	231,220	—	—	—

M&E - 1.50% b	331,077	37,187	243,672	—

M&E - 1.60%	68,874	47,590	30,744	—

Accumulation unit value:
M&E - 0.55%	$1.397456	$1.309877	$0.910011	$0.956826

M&E - 0.60%	$1.407287	$0.955877	$0.908337	$0.956015

M&E - 0.65% a	$13.097510	$—	$—	$—

M&E - 0.65% b	$13.097510	$0.951836	$0.906691	$0.955229

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.389521	$0.943775	$0.903397	$0.953656

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.309669	$0.889557	$0.880690	$0.942705

M&E - 1.50% a	$1.248364	$—	$—	$—

M&E - 1.50% b	$1.248364	$0.885825	$0.879105	$0.941916

M&E - 1.60%	$1.293266	$0.878388	$0.875925	$0.940376

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica BlackRock Large Cap Value VP IC Subaccount	AllianceBernstein Growth Subaccount
Assets
Investment in securities:
Number of shares	1,066.106	32,156.659	97,783.377	5,796.081

Cost	$7,759	$392,522	$1,192,323	$114,398

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,606	$394,562	$1,218,381	$99,113
Receivable for units sold	—	1	—	7

Total assets	9,606	394,563	1,218,381	99,120

Liabilities
Payable for units redeemed	1	—	325	—

	$9,605	$394,563	$1,218,056	$99,120

Net Assets:
Deferred annuity contracts terminable by owners	$9,605	$394,563	$1,218,056	$99,120

Total Net Assets	$9,605	$394,563	$1,218,056	$99,120

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica BlackRock Large Cap Value VP IC Subaccount	AllianceBernstein Growth Subaccount
Accumulation units outstanding:
M&E - 0.55%	—	302,224	237,340	—

M&E - 0.60%	10,731	—	415,617	17,561

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	—	—	5,503	26,855

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	—	—	164,254	16,947

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	—	—	310,217	49,737

M&E - 1.50% a	—	—	—	—

M&E -1.50% b	—	—	33,714	778

M&E - 1.60%	—	21,454	47,792	—

Accumulation unit value:
M&E - 0.55%	$0.895838	$1.219947	$1.003382	$0.999187

M&E - 0.60%	$0.895087	$1.219240	$1.003320	$0.917446

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$0.894355	$1.218564	$1.003266	$0.913545

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$0.892871	$1.217186	$1.003146	$0.905811

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$0.882617	$1.207613	$1.002329	$0.853759

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$0.881874	$1.206941	$1.002273	$0.850177

M&E - 1.60%	$0.880438	$1.205576	$1.002155	$0.843054

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Global Thematic Growth Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund Subaccount	Dreyfus VIF - Appreciation Subaccount
Assets
Investment in securities:
Number of shares	2,436.172	1,547.767	73,403.654	5,797.553

Cost	$29,863	$40,407	$1,753,828	$197,546

Investments in mutual funds, Level 1 quoted prices at net asset value	$39,807	$38,261	$1,925,928	$180,942
Receivable for units sold	1	7	—	3

Total assets	39,808	38,268	1,925,928	180,945

Liabilities
Payable for units redeemed	—	—	48	—

	$39,808	$38,268	$1,925,880	$180,945

Net Assets:
Deferred annuity contracts terminable by owners	$39,808	$38,268	$1,925,880	$180,945

Total Net Assets	$39,808	$38,268	$1,925,880	$180,945

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements Assets and Liabilities

December 31, 2009

	AllianceBernstein Global Thematic Growth Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund Subaccount	Dreyfus VIF - Appreciation Subaccount
Accumulation units outstanding:
M&E - 0.55%	—	—	71,417	21,163

M&E - 0.60%	—	33,897	181,041	127,846

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	14,130	—	41,774	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	—	—	—	4,183

M&E - 0.80% a	—	—	34,728	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	50,531	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	27,520	9,100	—	10,902

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	—	—	—	—

M&E - 1.60%	8,747	1,058	—	5,745

Accumulation unit value:
M&E - 0.55%	$1.165560	$1.136230	$1.082890	$1.107853

M&E - 0.60%	$0.834271	$0.883020	$0.863423	$1.068504

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$0.830715	$0.879253	$0.859762	$1.063979

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$0.823692	$0.871834	$0.852501	$1.054985

M&E - 0.80% a	$—	$—	$21.092821	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$18.282014	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$0.776346	$0.821712	$0.803506	$0.994377

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$0.773078	$0.818268	$0.800115	$0.990191

M&E - 1.60%	$0.766596	$0.811432	$0.793442	$0.981896

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Assets
Investment in securities:
Number of shares	187,640.081	3,454.321	6,992.066	7,760.429

Cost	$2,814,180	$45,126	$109,876	$100,433

Investments in mutual funds, Level 1 quoted prices at net asset value	$3,028,511	$60,934	$136,625	$100,110
Receivable for units sold	3	—	—	—

Total assets	3,028,514	60,934	136,625	100,110

Liabilities
Payable for units redeemed	—	3	2	5

	$3,028,514	$60,931	$136,623	$100,105

Net Assets:
Deferred annuity contracts terminable by owners	$3,028,514	$60,931	$136,623	$100,105

Total Net Assets	$3,028,514	$60,931	$136,623	$100,105

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Accumulation unit outstanding:
M&E - 0.55%	668,041	855	7,687	—

M&E - 0.60%	374,942	3,262	20,526	24,916

M&E - 0.65% a	24,227	—	—	—

M&E - 0.65% b	1,496	25,048	41,881	67,911

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	196,535	13,022	—	5,630

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	71,889	2,668	8,273	—

M&E - 1.50% a	92,178	—	—	—

M&E - 1.50% b	16,251	—	—	—

M&E - 1.60%	76,873	7,580	15,534	7,291

Accumulation unit value:
M&E - 0.55%	$0.841446	$1.462798	$1.634341	$1.081764

M&E - 0.60%	$1.866783	$1.181560	$1.473370	$0.955222

M&E - 0.65% a	$29.588484	$—	$—	$—

M&E - 0.65% b	$29.588484	$1.176538	$1.467086	$0.951165

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.843184	$1.166602	$1.454690	$0.943116

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.737248	$1.099565	$1.371121	$0.888889

M&E - 1.50% a	$3.563074	$—	$—	$—

M&E - 1.50% b	$3.563074	$1.094951	$1.365319	$0.885141

M&E - 1.60%	$1.715479	$1.085749	$1.353918	$0.877747

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount	Vanguard Short- Term Investment Grade Subaccount
Assets
Investment in securities:
Number of shares	2,721,470.806	924,535.208	2,174,296.144	3,186,686.952

Cost	$67,591,940	$12,641,036	$19,918,602	$33,082,578

Investments in mutual funds, Level 1 quoted prices at net asset value	$57,450,249	$11,112,913	$18,046,658	$34,225,018
Receivable for units sold	9	3	1	—

Total assets	57,450,258	11,112,916	18,046,659	34,225,018

Liabilities
Payable for units redeemed	—	—	—	30

	$57,450,258	$11,112,916	$18,046,659	$34,224,988

Net Assets:
Deferred annuity contracts terminable by owners	$57,450,258	$11,112,916	$18,046,659	$34,224,988

Total Net Assets	$57,450,258	$11,112,916	$18,046,659	$34,224,988

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009 and 2009,

	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount	Vanguard Short- Term Investment Grade Subaccount
Accumulation units outstanding:
M&E - 0.55%	19,554,877	2,615,961	4,289,470	10,722,636

M&E - 0.60%	21,923,619	2,560,650	4,829,248	10,166,279

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	851,408	98,782	300,121	542,800

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	3,185,467	1,257,053	806,140	2,174,669

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	5,520,766	1,282,149	1,726,926	2,276,964

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	511,365	438,751	3,707	746,437

M&E - 1.60%	375,508	66,258	35,381	183,807

	51,923,009.02	8,319,603.00	11,990,993.33	26,813,592.07

Accumulation unit value:
M&E - 0.55%	$1.083510	$1.293906	$1.331277	$1.231782

M&E - 0.60%	$1.135967	$1.386234	$1.627394	$1.325234

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$1.131654	$1.380944	$1.621212	$1.320221

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.123044	$1.370434	$1.608907	$1.310158

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.064898	$1.299525	$1.525561	$1.242399

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$1.060886	$1.294610	$1.519797	$1.237721

M&E - 1.60%	$1.052907	$1.284865	$1.508357	$1.228381

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Vanguard Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund Subaccount
Assets
Investment in securities:
Number of shares	3,483,760.921	64,697.816	281,127.533	483,747.664

Cost	$39,302,100	$1,740,766	$1,700,057	$10,021,482

Investments in mutual funds, Level 1 quoted prices at net asset value	$41,003,866	$1,652,382	$2,173,116	$9,974,877
Receivable for units sold	17	—	—	—

Total assets	41,003,883	1,652,382	2,173,116	9,974,877

Liabilities
Payable for units redeemed	—	—	1	10

	$41,003,883	$1,652,382	$2,173,115	$9,974,867

Net Assets:
Deferred annuity contracts terminable by owners	$41,003,883	$1,652,382	$2,173,115	$9,974,867

Total Net Assets	$41,003,883	$1,652,382	$2,173,115	$9,974,867

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Vanguard Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund Subaccount
Accumulation units outstanding:
M&E - 0.55%	12,084,595	334,787	176,681	3,626,583

M&E - 0.60%	12,446,949	505,822	756,078	5,171,086

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	169,928	34,332	128,862	142,489

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	1,620,591	158,037	602,850	1,091,548

M&E - 0.80% a	—	—	—	—

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	—	—	—

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	2,962,765	19,673	277,712	439,402

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	1,002,287	9,835	37,149	63,381

M&E - 1.60%	173,294	4,124	91,765	169,626

Accumulation unit value:
M&E - 0.55%	$1.287613	$1.556636	$1.064914	$0.935408

M&E - 0.60%	$1.406288	$1.552256	$1.061921	$0.933714

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$1.400983	$1.547891	$1.058944	$0.932014

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$1.390332	$1.539202	$1.052999	$0.928615

M&E - 0.80% a	$—	$—	$—	$—

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$—	$—	$—	$—

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$1.318376	$1.479954	$1.012461	$0.905278

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$1.313440	$1.475854	$1.009605	$0.903661

M&E - 1.60%	$1.303554	$1.467622	$1.003992	$0.900389

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Vanguard- International Portfolio Subaccount	Fidelity - VIP Money Market Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount
Assets
Investment in securities:
Number of shares	441,569.922	3,958,261.670	107,469.233	56,885.329

Cost	$6,321,365	$3,958,262	$2,490,161	$1,819,299

Investments in mutual funds, Level 1 quoted prices at net asset value	$7,091,613	$3,958,262	$1,806,558	$1,708,835
Receivable for units sold	1	7	—	1

Total assets	7,091,614	3,958,269	1,806,558	1,708,836

Liabilities
Payable for units redeemed	—	—	—	—

	$7,091,614	$3,958,269	$1,806,558	$1,708,836

Net Assets:
Deferred annuity contracts terminable by owners	$7,091,614	$3,958,269	$1,806,558	$1,708,836

Total Net Assets	$7,091,614	$3,958,269	$1,806,558	$1,708,836

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements Assets and Liabilities

December 31, 2009

	Vanguard- International Portfolio Subaccount	Fideliy - VIP Money Market Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount
Accumulation units outstanding:
M&E - 0.55%	3,757,806	—	—	—

M&E - 0.60%	3,413,801	—	—	—

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	195,890	—	—	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	571,325	—	—	—

M&E - 0.80% a	—	182,355	610	3,405

M&E - 0.80% b	—	475	—	—

M&E - 1.40% a	—	69,687	81,003	78,489

M&E - 1.40% b	—	1,256	—	—

M&E - 1.45%	214,349	—	—	—

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	64,434	—	—	—

M&E - 1.60%	231,841	—	—	—

Accumulation unit value:
M&E - 0.55%	$0.841396	$—	$—	$—

M&E - 0.60%	$0.840283	$—	$—	$—

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$0.839168	$—	$—	$—

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$0.836939	$—	$—	$—

M&E - 0.80% a	$—	$15.982947	$24.586999	$23.818639

M&E - 0.80% b	$—	$15.165406	$—	$—

M&E - 1.40% a	$—	$14.607846	$22.117400	$20.738336

M&E - 1.40% b	$—	$14.739344	$—	$—

M&E - 1.45%	$0.821589	$—	$—	$—

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$0.820503	$—	$—	$—

M&E - 1.60%	$0.818353	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	Fidelity - VIP Asset Manager Subaccount	Dreyfus VIF - Growth and Income Subaccount	Dreyfus VIF - Quality Bond Subaccount	T. Rowe Price Equity Income Subaccount
Assets
Investment in securities:
Number of shares	71,369.588	71,000.626	49,734.854	107,225.394

Cost	$1,000,753	$1,368,598	$552,552	$2,298,027

Investments in mutual funds, Level 1 quoted prices at net asset value	$927,805	$1,197,071	$551,062	$1,892,528
Receivable for units sold	6	—	—	—

Total assets	927,811	1,197,071	551,062	1,892,528

Liabilities
Payable for units redeemed	—	10	—	7

	$927,811	$1,197,061	$551,062	$1,892,521

Net Assets:
Deferred annuity contracts terminable by owners	$927,811	$1,197,061	$551,062	$1,892,521

Total Net Assets	$927,811	$1,197,061	$551,062	$1,892,521

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements Assets and Liabilities

December 31, 2009

	Fidelity - VIP Asset Manager Subaccount	Dreyfus VIF - Growth and Income Subaccount	Dreyfus VIF - Quality Bond Subaccount	T. Rowe Price Equity Income Subaccount
Accumulation units outstanding:

M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	—	—	—	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% a	3,417	9,880	771	582

M&E - 0.80% b	774	—	—	—

M&E - 1.40% a	37,120	47,311	27,384	68,200

M&E - 1.40% b	4,533	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$—	$—	$—	$—

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$—	$—	$—	$—

M&E - 0.80% a	$22.184983	$23.090463	$21.890801	$30.680059

M&E - 0.80% b	$22.335868	$—	$—	$—

M&E - 1.40% a	$20.002977	$20.480066	$19.507037	$27.487902

M&E - 1.40% b	$20.338483	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$—	$—	$—	$—

M&E - 1.60%	$—	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	T. Rowe Price New America Growth Subaccount	T. Rowe Price International Stock Subaccount	OpCap Managed Subaccount	NACM Small Cap Subaccount
Assets
Investment in securities:
Number of shares	64,390.679	87,135.596	35,456.853	47,942.156

Cost	$1,185,167	$1,216,847	$1,279,565	$1,329,979

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,230,506	$1,069,154	$1,041,368	$742,624
Receivable for units sold	—	—	—	—

Total assets	1,230,506	1,069,154	1,041,368	742,624

Liabilities
Payable for units redeemed	6	11	3	3

	$1,230,500	$1,069,143	$1,041,365	$742,621

Net Assets:
Deferred annuity contracts terminable by owners	$1,230,500	$1,069,143	$1,041,365	$742,621

Total Net Assets	$1,230,500	$1,069,143	$1,041,365	$742,621

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	T. Rowe Price New America Growth Subaccount	T. Rowe Price International Stock Subaccount	OpCap Managed Subaccount	NACM Small Cap Subaccount
Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	—	—	—	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% a	1,778	2,081	6,301	1,668

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	49,822	69,697	37,174	32,942

M&E - 1.40% b	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$—	$—	$—	$—

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$—	$—	$—	$—

M&E - 0.80% a	$25.556084	$16.498451	$26.176793	$23.502558

M&E - 0.80% b	$—	$—	$—	$—

M&E - 1.40% a	$23.786159	$14.847127	$23.576087	$21.353523

M&E - 1.40% b	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$—	$—	$—	$—

M&E - 1.60%	$—	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	WFAVT Discovery Fund Subaccount	Ameritas Money Market Subaccount	Calvert Social Balanced Subaccount	Calvert Social Mid-CapGrowth Subaccount
Assets
Investment in securities:
Number of shares	166.327	3,973,581.520	2,508,796.229	170,496.167

Cost	$2,074	$3,973,582	$4,517,786	$4,440,691

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,611	$3,973,582	$3,845,985	$4,274,339
Receivable for units sold	—	—	—	—

Total assets	2,611	3,973,582	3,845,985	4,274,339

Liabilities
Payable for units redeemed	3	53	17	101

	$2,608	$3,973,529	$3,845,968	$4,274,238

Net Assets:
Deferred annuity contracts terminable by owners	$2,608	$3,973,529	$3,845,968	$4,274,238

Total Net Assets	$2,608	$3,973,529	$3,845,968	$4,274,238

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

	WFAVT Discovery Fund Subaccount	Ameritas Money Market Subaccount	Calvert Social Balanced Subaccount	Calvert Social Mid-Cap Growth Subaccount
Accumulation units outstanding:
M&E - 0.55%	—	—	—	—

M&E - 0.60%	—	—	—	—

M&E - 0.65% a	—	—	—	—

M&E - 0.65% b	—	—	—	—

M&E - 0.65% c	—	—	—	—

M&E - 0.75%	—	—	—	—

M&E - 0.80% a	—	2,697,866	53,291	71,205

M&E - 0.80% b	—	—	—	—

M&E - 1.40% a	—	867,170	130,336	119,605

M&E - 1.40% b	102	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.50% a	—	—	—	—

M&E - 1.50% b	—	—	—	—

M&E - 1.60%	—	—	—	—

Accumulation unit value:
M&E - 0.55%	$—	$—	$—	$—

M&E - 0.60%	$—	$—	$—	$—

M&E - 0.65% a	$—	$—	$—	$—

M&E - 0.65% b	$—	$—	$—	$—

M&E - 0.65% c	$—	$—	$—	$—

M&E - 0.75%	$—	$—	$—	$—

M&E - 0.80% a	$—	$1.121689	$22.465990	$23.816451

M&E - 0.80% b	$28.111678	$—	$—	$—

M&E - 1.40% a	$—	$1.092476	$20.322429	$21.557589

M&E - 1.40% b	$25.671106	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.50% a	$—	$—	$—	$—

M&E - 1.50% b	$—	$—	$—	$—

M&E - 1.60%	$—	$—	$—	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

Calvert Social International Equity Subaccount
Assets
Investment in securities:
Number of shares	266,839.063

Cost	$3,952,849

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,943,235
Receivable for units sold	—

Total assets	2,943,235

Liabilities
Payable for units redeemed	64

$2,943,171

Net Assets:
Deferred annuity contracts terminable by owners	$2,943,171

Total Net Assets	$2,943,171

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Assets and Liabilities

December 31, 2009

Calvert Social International Equity Subaccount
Accumulation units outstanding:
M&E - 0.55%	—

M&E - 0.60%	—

M&E - 0.65% a	—

M&E - 0.65% b	—

M&E - 0.65% c	—

M&E - 0.75%	—

M&E - 0.80% a	65,900

M&E - 0.80% b	—

M&E - 1.40% a	102,221

M&E - 1.40% b	—

M&E - 1.45%	—

M&E -1.50% a	—

M&E - 1.50% b	—

M&E - 1.60%	—

Accumulation unit value:
M&E - 0.55%	$—

M&E - 0.60%	$—

M&E - 0.65% a	$—

M&E - 0.65% b	$—

M&E - 0.65% c	$—

M&E - 0.75%	$—

M&E - 0.80% a	$18.623497

M&E - 0.80% b	$—

M&E - 1.40% a	$16.786048

M&E - 1.40% b	$—

M&E - 1.45%	$—

M&E - 1.50% a	$—

M&E - 1.50% b	$—

M&E - 1.60%	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Net investment income (loss)
Income:
Dividends	$611,588	$1,476,715	$1,630,507	$933,911
Expenses
Administrative, mortality and expense risk charge	357,886	482,451	368,672	282,054

Net investment income (loss)	253,702	994,264	1,261,835	651,857

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	8,347,642	13,514,264	11,998,784	8,881,044
Cost of investments sold	17,318,262	15,921,772	15,894,537	12,664,529

Net realized capital gains (losses) on investments	(8,970,620)	(2,407,508)	(3,895,753)	(3,783,485)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(49,378,933)	(39,686,385)	(39,294,534)	(28,696,755)
End of period	(27,243,937)	(17,996,057)	(18,057,624)	(11,219,336)

Net change in unrealized appreciation/depreciation of investments	22,134,996	21,690,328	21,236,910	17,477,419

Net realized and unrealized capital gains (losses) on investments	13,164,376	19,282,820	17,341,157	13,693,934

Increase (decrease) in net assets from operations	$13,418,078	$20,277,084	$18,602,992	$14,345,791

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated Clover Value Fund II Subaccount	Federated Capital Income Subaccount
Net investment income (loss)
Income:
Dividends	$1,149,687	$3,297,387	$61,387	$125,561
Expenses
Administrative, mortality and expense risk charge	484,687	509,346	16,233	24,684

Net investment income (loss)	665,000	2,788,041	45,154	100,877

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	468,662	—	—	—
Proceeds from sales	14,616,320	13,456,642	983,488	1,076,891
Cost of investments sold	14,397,895	12,744,023	2,448,737	1,162,008

Net realized capital gains (losses) on investments	687,087	712,619	(1,465,249)	(85,117)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(76,835)	2,578,196	(1,890,358)	(63,971)
End of period	(578,578)	2,199,230	(262,015)	420,980

Net change in unrealized appreciation/depreciation of investments	(501,743)	(378,966)	1,628,343	484,951

Net realized and unrealized capital gains (losses) on investments	185,344	333,653	163,094	399,834

Increase (decrease) in net assets from operations	$850,344	$3,121,694	$208,248	$500,711

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Net investment income (loss)
Income:
Dividends	$181,036	$1,159,753	$505,755	$—
Expenses
Administrative, mortality and expense risk charge	238,786	76,579	68,693	42,070

Net investment income (loss)	(57,750)	1,083,174	437,062	(42,070)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	38,345,713	4,417,757	3,759,812	1,763,138
Cost of investments sold	38,345,713	6,032,333	3,736,243	2,858,641

Net realized capital gains (losses) on investments	—	(1,614,576)	23,569	(1,095,503)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(3,027,253)	209,806	(4,023,329)
End of period	—	1,859,969	169,041	(713,708)

Net change in unrealized appreciation/depreciation of investments	—	4,887,222	(40,765)	3,309,621

Net realized and unrealized capital gains (losses) on investments	—	3,272,646	(17,196)	2,214,118

Increase (decrease) in net assets from operations	$(57,750)	$4,355,820	$419,866	$2,172,048

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Net investment income (loss)
Income:
Dividends	$181,955	$111,976	$18,157	$—
Expenses
Administrative, mortality and expense risk charge	42,750	64,588	13,077	27,319

Net investment income (loss)	139,205	47,388	5,080	(27,319)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,033,118	3,065,636	671,654	1,325,520
Cost of investments sold	3,266,694	11,005,769	1,316,841	1,959,743

Net realized capital gains (losses) on investments	(1,233,576)	(7,940,133)	(645,187)	(634,223)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,429,201)	(10,796,488)	(1,001,536)	(1,973,763)
End of period	(465,512)	1,527,831	272,456	(542,868)

Net change in unrealized appreciation/depreciation of investments	2,963,689	12,324,319	1,273,992	1,430,895

Net realized and unrealized capital gains (losses) on investments	1,730,113	4,384,186	628,805	796,672

Increase (decrease) in net assets from operations	$1,869,318	$4,431,574	$633,885	$769,353

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Credit Suisse - U.S. Equity Flex I Subaccount	Credit Suisse- International Equity Flex III Subaccount(1)	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount
Net investment income (loss)
Income:
Dividends	$29,502	$—	$47,537	$53,742
Expenses
Administrative, mortality and expense risk charge	22,684	716	10,688	15,963

Net investment income (loss)	6,818	(716)	36,849	37,779

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	143,303	20,151
Proceeds from sales	1,055,555	59,694	575,320	2,554,831
Cost of investments sold	1,353,100	59,208	1,207,476	3,287,310

Net realized capital gains (losses) on investments	(297,545)	486	(488,853)	(712,328)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,101,498)	—	(1,265,278)	(886,694)
End of period	(298,857)	19,718	(361,367)	164,456

Net change in unrealized appreciation/depreciation of investments	802,641	19,718	903,911	1,051,150

Net realized and unrealized capital gains (losses) on investments	505,096	20,204	415,058	338,822

Increase (decrease) in net assets from operations	$511,914	$19,488	$451,907	$376,601

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$91,442	$128,183	$59,175	$—
Expenses
Administrative, mortality and expense risk charge	17,589	18,890	13,050	19,783

Net investment income (loss)	73,853	109,293	46,125	(19,783)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	80,054	204,494	—	—
Proceeds from sales	1,239,875	2,757,271	600,559	1,200,469
Cost of investments sold	1,656,337	3,369,296	1,061,804	3,448,081

Net realized capital gains (losses) on investments	(336,408)	(407,531)	(461,245)	(2,247,612)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(636,742)	(942,808)	(1,143,856)	(3,547,986)
End of period	80,229	(34,662)	(126,617)	(539,577)

Net change in unrealized appreciation/depreciation of investments	716,971	908,146	1,017,239	3,008,409

Net realized and unrealized capital gains (losses) on investments	380,563	500,615	555,994	760,797

Increase (decrease) in net assets from operations	$454,416	$609,908	$602,119	$741,014

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Science and Technology Subaccount	Transamerica Templeton Global Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$19,122	$87,202	$2,294,185
Expenses
Administrative, mortality and expense risk charge	29	12,836	30,288	221,589

Net investment income (loss)	(29)	6,286	56,914	2,072,596

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	39	—	—	1,126,887
Proceeds from sales	346	567,893	974,229	9,709,342
Cost of investments sold	439	668,082	1,549,588	9,532,321

Net realized capital gains (losses) on investments	(54)	(100,189)	(575,359)	1,303,908

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,057)	(173,386)	(2,881,196)	(1,482,754)
End of period	(86)	269,474	(1,267,276)	167,195

Net change in unrealized appreciation/depreciation of investments	1,971	442,860	1,613,920	1,649,949

Net realized and unrealized capital gains (losses) on investments	1,917	342,671	1,038,561	2,953,857

Increase (decrease) in net assets from operations	$1,888	$348,957	$1,095,475	$5,026,453

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Focus VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Value Balanced VP Subaccount
Net investment income (loss)
Income:
Dividends	$3,229	$70,601	$2,504	$85,669
Expenses
Administrative, mortality and expense risk charge	1,106	69,385	6,972	14,789

Net investment income (loss)	2,123	1,216	(4,468)	70,880

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	27,710	2,795,548	434,862	586,636
Cost of investments sold	46,820	4,700,297	899,051	935,923

Net realized capital gains (losses) on investments	(19,110)	(1,904,749)	(464,189)	(349,287)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(98,033)	(5,305,887)	(706,790)	(746,159)
End of period	(54,816)	(1,618,159)	16,645	(112,123)

Net change in unrealized appreciation/depreciation of investments	43,217	3,687,728	723,435	634,036

Net realized and unrealized capital gains (losses) on investments	24,107	1,782,979	259,246	284,749

Increase (decrease) in net assets from operations	$26,230	$1,784,195	$254,778	$355,629

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount
Net investment income (loss)
Income:
Dividends	$6,243	$—	$—	$27
Expenses
Administrative, mortality and expense risk charge	41,586	5,141	15,256	56

Net investment income (loss)	(35,343)	(5,141)	(15,256)	(29)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	64,971	—	88,386	—
Proceeds from sales	1,489,814	193,990	675,579	55
Cost of investments sold	2,720,789	278,162	908,116	48

Net realized capital gains (losses) on investments	(1,166,004)	(84,172)	(144,151)	7

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(3,152,399)	(147,740)	(343,023)	—
End of period	(1,184,334)	224,203	429,676	1,921

Net change in unrealized appreciation/depreciation of investments	1,968,065	371,943	772,699	1,921

Net realized and unrealized capital gains (losses) on investments	802,061	287,771	628,548	1,928

Increase (decrease) in net assets from operations	$766,718	$282,630	$613,292	$1,899

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Index 75 VP Subaccount	Transamerica Efficient Markets VP Subaccount	Transamerica BlackRock Large Cap Value VP IC Subaccount(1)	AllianceBernstein Growth Subaccount
Net investment income (loss)
Income:
Dividends	$31	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	7,261	373	1,242	1,475

Net investment income (loss)	(7,230)	(373)	(1,242)	(1,475)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	2,109,545	361,517	286,318	160,614
Cost of investments sold	2,372,224	355,806	285,313	197,173

Net realized capital gains (losses) on investments	(262,679)	5,711	1,005	(36,559)
Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(388,695)	—	—	(92,222)
End of period	1,847	2,040	26,058	(15,285)

Net change in unrealized appreciation/depreciation of investments	390,542	2,040	26,058	76,937

Net realized and unrealized capital gains (losses) on investments	127,863	7,751	27,063	40,378

Increase (decrease) in net assets from operations	$120,633	$7,378	$25,821	$38,903

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	AllianceBernstein Global Thematic Growth Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund Subaccount	Dreyfus VIF - Appreciation Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$16,108	$4,940
Expenses
Administrative, mortality and expense risk charge	472	350	17,696	1,385

Net investment income (loss)	(472)	(350)	(1,588)	3,555

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	16,272
Proceeds from sales	16,905	27,419	261,435	81,749
Cost of investments sold	15,837	33,677	354,951	96,819

Net realized capital gains (losses) on investments	1,068	(6,258)	(93,516)	1,202

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,701)	(22,717)	(400,834)	(48,685)
End of period	9,944	(2,146)	172,100	(16,604)

Net change in unrealized appreciation/depreciation of investments	14,645	20,571	572,934	32,081

Net realized and unrealized capital gains (losses) on investments	15,713	14,313	479,418	33,283

Increase (decrease) in net assets from operations	$15,241	$13,963	$477,830	$36,838

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount	Seligman Global Technology Subaccount	Seligman Communications and Information Subaccount	Seligman Capital Subaccount
Net investment income (loss)
Income:
Dividends	$82,134	$—	$—	$—
Expenses
Administrative, mortality and expense risk charge	19,134	471	985	714

Net investment income (loss)	63,000	(471)	(985)	(714)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	760,039	32,535	33,835	30,999
Cost of investments sold	1,102,461	27,564	35,065	30,294

Net realized capital gains (losses) on investments	(342,422)	4,971	(1,230)	705

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(868,537)	(7,929)	(30,626)	(38,411)
End of period	214,331	15,808	26,749	(323)

Net change in unrealized appreciation/depreciation of investments	1,082,868	23,737	57,375	38,088

Net realized and unrealized capital gains (losses) on investments	740,446	28,708	56,145	38,793

Increase (decrease) in net assets from operations	$803,446	$28,237	$55,160	$38,079

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Vanguard Equity Index Subaccount	Vanguard Mid-Cap Index Subaccount	Vanguard REIT Index Subaccount	Vanguard Short-Term Investment Grade Subaccount
Net investment income (loss)
Income:
Dividends	$1,237,033	$179,409	$655,373	$1,253,274
Expenses
Administrative, mortality and expense risk charge	329,656	78,075	97,774	205,320

Net investment income (loss)	907,377	101,334	557,599	1,047,954

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	865,923	448,521	875,011	151,993
Proceeds from sales	7,075,552	3,577,459	3,714,142	7,647,144
Cost of investments sold	11,147,902	7,084,114	12,516,628	7,754,374

Net realized capital gains (losses) on investments	(3,206,427)	(3,058,134)	(7,927,475)	44,763

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(23,753,083)	(7,765,372)	(13,675,267)	(1,327,177)
End of period	(10,141,691)	(1,528,123)	(1,871,944)	1,142,440

Net change in unrealized appreciation/depreciation of investments	13,611,392	6,237,249	11,803,323	2,469,617

Net realized and unrealized capital gains (losses) on investments	10,404,965	3,179,115	3,875,848	2,514,380

Increase (decrease) in net assets from operations	$11,312,342	$3,280,449	$4,433,447	$3,562,334

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Vanguard Total Bond Market Index Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Contrafund Subaccount
Net investment income (loss)
Income:
Dividends	$1,557,804	$9,959	$10,041	$118,357
Expenses
Administrative, mortality and expense risk charge	263,814	9,305	10,597	50,975

Net investment income (loss)	1,293,990	654	(556)	67,382

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	7,357	—	2,381
Proceeds from sales	9,974,853	590,484	456,008	1,800,911
Cost of investments sold	9,619,475	1,064,085	752,272	4,182,238

Net realized capital gains (losses) on investments	355,378	(466,244)	(296,264)	(2,378,946)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,486,786	(1,019,969)	(353,255)	(4,767,640)
End of period	1,701,766	(88,384)	473,059	(46,605)

Net change in unrealized appreciation/depreciation of investments	214,980	931,585	826,314	4,721,035

Net realized and unrealized capital gains (losses) on investments	570,358	465,341	530,050	2,342,089

Increase (decrease) in net assets from operations	$1,864,348	$465,995	$529,494	$2,409,471

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Vanguard- International Portfolio Subaccount	Fidelity - VIP Money Market Subaccount	Fidelity - VIP Equity- Income Subaccount	Fidelity - VIP Growth Subaccount
Net investment income (loss)
Income:
Dividends	$176,321	$29,355	$36,317	$6,742
Expenses
Administrative, mortality and expense risk charge	34,072	38,436	22,010	20,448

Net investment income (loss)	142,249	(9,081)	14,307	(13,706)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	1,328
Proceeds from sales	825,356	813,603	192,404	364,677
Cost of investments sold	1,195,967	813,603	229,882	363,080

Net realized capital gains (losses) on investments	(370,611)	—	(37,478)	2,925

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,517,512)	—	(1,122,194)	(467,177)
End of period	770,248	—	(683,603)	(110,464)

Net change in unrealized appreciation/depreciation of investments	2,287,760	—	438,591	356,713

Net realized and unrealized capital gains (losses) on investments	1,917,149	—	401,113	359,638

Increase (decrease) in net assets from operations	$2,059,398	$(9,081)	$415,420	$345,932

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity - VIP Asset Manager Subaccount	Dreyfus VIF - Growth and Income Subaccount	Dreyfus VIF - Quality Bond Subaccount	T. Rowe Price Equity Income Subaccount
Net investment income (loss)
Income:
Dividends	$19,907	$14,092	$25,524	$34,414
Expenses
Administrative, mortality and expense risk charge	10,989	13,650	7,370	23,858

Net investment income (loss)	8,918	442	18,154	10,556

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,397	—	—	—
Proceeds from sales	63,862	173,326	83,514	473,420
Cost of investments sold	70,201	255,720	94,593	553,092

Net realized capital gains (losses) on investments	(4,942)	(82,394)	(11,079)	(79,672)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(270,006)	(516,859)	(62,328)	(847,635)
End of period	(72,948)	(171,527)	(1,490)	(405,499)

Net change in unrealized appreciation/depreciation of investments	197,058	345,332	60,838	442,136

Net realized and unrealized capital gains (losses) on investments	192,116	262,938	49,759	362,464

Increase (decrease) in net assets from operations	$201,034	$263,380	$67,913	$373,020

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	T. Rowe Price New America Growth Subaccount	T. Rowe Price International Stock Subaccount	OpCap Managed Subaccount	NACM Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$23,864	$23,806	$353
Expenses
Administrative, mortality and expense risk charge	14,878	12,361	12,679	9,261

Net investment income (loss)	(14,878)	11,503	11,127	(8,908)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	176,526	138,216	139,543	102,277
Cost of investments sold	237,523	137,173	186,349	254,614

Net realized capital gains (losses) on investments	(60,997)	1,043	(46,806)	(152,337)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(455,531)	(515,456)	(479,716)	(833,074)
End of period	45,339	(147,693)	(238,197)	(587,355)

Net change in unrealized appreciation/depreciation of investments	500,870	367,763	241,519	245,719

Net realized and unrealized capital gains (losses) on investments	439,873	368,806	194,713	93,382

Increase (decrease) in net assets from operations	$424,995	$380,309	$205,840	$84,474

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

	WFAVT Discovery Fund Subaccount	Ameritas Money Market Subaccount	Calvert Social Balanced Subaccount	Calvert Social Mid-Cap Growth Subaccount
Net investment income (loss)
Income:
Dividends	$—	$38,261	$75,860	$—
Expenses
Administrative, mortality and expense risk charge	30	40,561	43,317	43,511

Net investment income (loss)	(30)	(2,300)	32,543	(43,511)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,112	—	—
Proceeds from sales	48	2,099,518	442,052	771,615
Cost of investments sold	44	2,099,518	697,653	1,084,391

Net realized capital gains (losses) on investments	4	1,112	(255,601)	(312,776)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(217)	—	(1,668,174)	(1,543,718)
End of period	537	—	(671,801)	(166,352)

Net change in unrealized appreciation/depreciation of investments	754	—	996,373	1,377,366

Net realized and unrealized capital gains (losses) on investments	758	1,112	740,772	1,064,590

Increase (decrease) in net assets from operations	$728	$(1,188)	$773,315	$1,021,079

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statement of Operations

Year Ended December 31, 2009, Except as Noted

Calvert Social International Equity Subaccount
Net investment income (loss)
Income:
Dividends	$17,025
Expenses
Administrative, mortality and expense risk charge	31,617

Net investment income (loss)	(14,592)

Net realized & unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—
Proceeds from sales	461,404
Cost of investments sold	859,185

Net realized capital gains (losses) on investments	(397,781)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,916,765)
End of period	(1,009,614)

Net change in unrealized appreciation/depreciation of investments	907,151

Net realized and unrealized capital gains (losses) on investments	509,370

Increase (decrease) in net assets from operations	$494,778

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	VA U.S. Targeted Value Subaccount		VA U.S. Large Value Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$253,702	$535,589	$994,264	$1,575,216
Net realized capital gains (losses) on investments	(8,970,620)	(1,248,708)	(2,407,508)	2,357,358
Net change in unrealized appreciation/depreciation of investments	22,134,996	(31,007,939)	21,690,328	(51,635,234)

Increase (decrease) in net assets from operations	13,418,078	(31,721,058)	20,277,084	(47,702,660)

Contract transactions
Net contract purchase payments	2,903,391	6,326,184	3,890,986	9,159,867
Transfer payments from (to) other subaccounts or general account	(1,306,437)	3,008,722	(3,970,257)	2,356,975
Contract terminations, withdrawals, and other deductions	(4,751,850)	(4,717,920)	(6,570,883)	(6,498,422)
Contract maintenance charges	(9,053)	(8,732)	(11,880)	(10,689)

Increase (decrease) in net assets from contract transactions	(3,163,949)	4,608,254	(6,662,034)	5,007,731

Net increase (decrease) in net assets	10,254,129	(27,112,804)	13,615,050	(42,694,929)

Beginning of the period	55,046,553	82,159,357	73,726,546	116,421,475

End of the period	$65,300,682	$55,046,553	$87,341,596	$73,726,546

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	VA International Value Subaccount		VA International Small Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,261,835	$2,384,529	$651,857	$1,123,668
Net realized capital gains (losses) on investments	(3,895,753)	9,542,979	(3,783,485)	3,326,283
Net change in unrealized appreciation/depreciation of investments	21,236,910	(56,370,496)	17,477,419	(33,442,083)

Increase (decrease) in net assets from operations	18,602,992	(44,442,988)	14,345,791	(28,992,132)

Contract transactions
Net contract purchase payments	2,660,618	6,179,194	2,339,344	4,698,394
Transfer payments from (to) other subaccounts or general account	(5,546,000)	2,918,094	(3,998,229)	3,614,218
Contract terminations, withdrawals, and other deductions	(4,900,046)	(4,953,057)	(3,612,413)	(3,980,440)
Contract maintenance charges	(6,971)	(6,876)	(4,849)	(4,352)

Increase (decrease) in net assets from contract transactions	(7,792,399)	4,137,355	(5,276,147)	4,327,820

Net increase (decrease) in net assets	10,810,593	(40,305,633)	9,069,644	(24,664,312)

Beginning of the period	54,905,386	95,211,019	40,347,863	65,012,175

End of the period	$65,715,979	$54,905,386	$49,417,507	$40,347,863

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	VA Short-Term Fixed Subaccount		VA Global Bond Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$665,000	$1,671,097	$2,788,041	$2,106,880
Net realized capital gains (losses) on investments	687,087	193,179	712,619	693,743
Net change in unrealized appreciation/depreciation of investments	(501,743)	610,286	(378,966)	275,628

Increase (decrease) in net assets from operations	850,344	2,474,562	3,121,694	3,076,251

Contract transactions
Net contract purchase payments	6,098,784	9,158,556	4,897,807	8,156,454
Transfer payments from (to) other subaccounts or general account	2,843,688	(3,754,106)	4,230,925	(14,495,567)
Contract terminations, withdrawals, and other deductions	(7,307,579)	(9,494,505)	(8,166,997)	(6,439,190)
Contract maintenance charges	(8,553)	(8,130)	(7,172)	(6,086)

Increase (decrease) in net assets from contract transactions	1,626,340	(4,098,185)	954,563	(12,784,389)

Net increase (decrease) in net assets	2,476,684	(1,623,623)	4,076,257	(9,708,138)

Beginning of the period	74,555,366	76,178,989	78,287,925	87,996,063

End of the period	$77,032,050	$74,555,366	$82,364,182	$78,287,925

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Federated Clover Value Fund II Subaccount		Federated Capital Income Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$45,154	$49,587	$100,877	$43,844
Net realized capital gains (losses) on investments	(1,465,249)	(433,524)	(85,117)	(28,267)
Net change in unrealized appreciation/depreciation of investments	1,628,343	(1,202,511)	484,951	(114,379)

Increase (decrease) in net assets from operations	208,248	(1,586,448)	500,711	(98,802)

Contract transactions
Net contract purchase payments	43,806	166,753	63,855	42,880
Transfer payments from (to) other subaccounts or general account	(364,094)	(1,288,740)	52,575	1,715,143
Contract terminations, withdrawals, and other deductions	(246,459)	(422,262)	(392,036)	(360,384)
Contract maintenance charges	(1,870)	(2,324)	(1,025)	(249)

Increase (decrease) in net assets from contract transactions	(568,617)	(1,546,573)	(276,631)	1,397,390

Net increase (decrease) in net assets	(360,369)	(3,133,021)	224,080	1,298,588

Beginning of the period	2,435,255	5,568,276	2,240,907	942,319

End of the period	$2,074,886	$2,435,255	$2,464,987	$2,240,907

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Federated Prime Money Subaccount		Federated High Income Bond Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(57,750)	$649,212	$1,083,174	$974,175
Net realized capital gains (losses) on investments	—	—	(1,614,576)	(948,477)
Net change in unrealized appreciation/depreciation of investments	—	—	4,887,222	(2,942,020)

Increase (decrease) in net assets from operations	(57,750)	649,212	4,355,820	(2,916,322)

Contract transactions
Net contract purchase payments	5,749,867	16,965,048	175,159	587,026
Transfer payments from (to) other subaccounts or general account	(14,476,744)	10,941,560	1,663,595	(1,780,646)
Contract terminations, withdrawals, and other deductions	(13,057,634)	(12,198,964)	(1,134,342)	(1,095,561)
Contract maintenance charges	(11,153)	(9,391)	(2,566)	(3,249)

Increase (decrease) in net assets from contract transactions	(21,795,664)	15,698,253	701,846	(2,292,430)

Net increase (decrease) in net assets	(21,853,414)	16,347,465	5,057,666	(5,208,752)

Beginning of the period	44,904,188	28,556,723	7,664,451	12,873,203

End of the period	$23,050,774	$44,904,188	$12,722,117	$7,664,451

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Federated Fund for U.S. Government Securities II Subaccount		Wanger USA Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$437,062	$367,922	$(42,070)	$(72,210)
Net realized capital gains (losses) on investments	23,569	74,661	(1,095,503)	594,609
Net change in unrealized appreciation/depreciation of investments	(40,765)	(72,913)	3,309,621	(5,130,922)

Increase (decrease) in net assets from operations	419,866	369,670	2,172,048	(4,608,523)

Contract transactions
Net contract purchase payments	580,788	1,721,669	64,004	281,580
Transfer payments from (to) other subaccounts or general account	(255,060)	(1,118,082)	(546,139)	(1,707,415)
Contract terminations, withdrawals, and other deductions	(1,303,847)	(1,134,887)	(420,847)	(582,453)
Contract maintenance charges	(3,197)	(1,373)	(1,391)	(1,938)

Increase (decrease) in net assets from contract transactions	(981,316)	(532,673)	(904,373)	(2,010,226)

Net increase (decrease) in net assets	(561,450)	(163,003)	1,267,675	(6,618,749)

Beginning of the period	10,262,341	10,425,344	5,872,494	12,491,243

End of the period	$9,700,891	$10,262,341	$7,140,169	$5,872,494

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Wanger International Subaccount		Gartmore NVIT Developing Markets Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$139,205	$5,300	$47,388	$(3,405)
Net realized capital gains (losses) on investments	(1,233,576)	995,159	(7,940,133)	5,105,828
Net change in unrealized appreciation/depreciation of investments	2,963,689	(5,201,250)	12,324,319	(14,149,744)

Increase (decrease) in net assets from operations	1,869,318	(4,200,791)	4,431,574	(9,047,321)

Contract transactions
Net contract purchase payments	38,994	140,069	510,618	861,760
Transfer payments from (to) other subaccounts or general account	151,224	(1,362,508)	611,550	1,024,054
Contract terminations, withdrawals, and other deductions	(1,006,602)	(496,527)	(789,880)	(732,160)
Contract maintenance charges	(1,394)	(2,292)	(1,835)	(1,518)

Increase (decrease) in net assets from contract transactions	(817,778)	(1,721,258)	330,453	1,152,136

Net increase (decrease) in net assets	1,051,540	(5,922,049)	4,762,027	(7,895,185)

Beginning of the period	4,469,839	10,391,888	7,805,885	15,701,070

End of the period	$5,521,379	$4,469,839	$12,567,912	$7,805,885

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	WFAVT Small/MidCap Value Subaccount		Columbia Small Company Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$5,080	$(19,279)	$(27,319)	$(30,830)
Net realized capital gains (losses) on investments	(645,187)	(270,672)	(634,223)	664,404
Net change in unrealized appreciation/depreciation of investments	1,273,992	(629,454)	1,430,895	(2,817,321)

Increase (decrease) in net assets from operations	633,885	(919,405)	769,353	(2,183,747)

Contract transactions
Net contract purchase payments	1,893	58,175	292,382	660,565
Transfer payments from (to) other subaccounts or general account	96,699	(436,456)	(373,371)	885,330
Contract terminations, withdrawals, and other deductions	(149,471)	(336,005)	(497,672)	(374,451)
Contract maintenance charges	(657)	(772)	(823)	(1,184)

Increase (decrease) in net assets from contract transactions	(51,536)	(715,058)	(579,484)	1,170,260

Net increase (decrease) in net assets	582,349	(1,634,463)	189,869	(1,013,487)
Beginning of the period	1,114,013	2,748,476	4,209,062	5,222,549

End of the period	$1,696,362	$1,114,013	$4,398,931	$4,209,062

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Credit Suisse- International Equity Flex III Subaccount	Credit Suisse-U.S. Equity Flex I Subaccount
	2009(1)	2009	2008
Operations
Net investment income (loss)	$(716)	$6,818	$(34,927)
Net realized capital gains (losses) on investments	486	(297,545)	(19,337)
Net change in unrealized appreciation/depreciation of investments	19,718	802,641	(1,626,551)

Increase (decrease) in net assets from operations	19,488	511,914	(1,680,815)

Contract transactions
Net contract purchase payments	3,018	82,007	144,772
Transfer payments from (to) other subaccounts or general account	1,829,028	(61,394)	(51,050)
Contract terminations, withdrawals, and other deductions	(7,775)	(648,865)	(262,007)
Contract maintenance charges	(7)	(241)	(489)

Increase (decrease) in net assets from contract transactions	1,824,264	(628,493)	(168,774)

Net increase (decrease) in net assets	1,843,752	(116,579)	(1,849,589)

Beginning of the period	—	3,066,766	4,916,355

End of the period	$1,843,752	$2,950,187	$3,066,766

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Growth VP Subaccount		Transamerica Asset Allocation - Conservative VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$36,849	$65,636	$37,779	$78,310
Net realized capital gains (losses) on investments	(488,853)	25,693	(712,328)	(70,544)
Net change in unrealized appreciation/depreciation of investments	903,911	(1,418,384)	1,051,150	(855,292)

Increase (decrease) in net assets from operations	451,907	(1,327,055)	376,601	(847,526)

Contract transactions
Net contract purchase payments	92,467	283,706	264,714	296,167
Transfer payments from (to) other subaccounts or general account	(84,959)	189,362	1,396,968	346,622
Contract terminations, withdrawals, and other deductions	(36,184)	(284,926)	(1,048,321)	(1,085,686)
Contract maintenance charges	(175)	(498)	(447)	(408)

Increase (decrease) in net assets from contract transactions	(28,851)	187,644	612,914	(443,305)

Net increase (decrease) in net assets	423,056	(1,139,411)	989,515	(1,290,831)

Beginning of the period	1,716,247	2,855,658	2,820,236	4,111,067

End of the period	$2,139,303	$1,716,247	$3,809,751	$2,820,236

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP Subaccount		Transamerica Asset Allocation - Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$73,853	$90,758	$109,293	$58,172
Net realized capital gains (losses) on investments	(336,408)	(515,637)	(407,531)	17,894
Net change in unrealized appreciation/depreciation of investments	716,971	(693,111)	908,146	(1,044,025)

Increase (decrease) in net assets from operations	454,416	(1,117,990)	609,908	(967,959)

Contract transactions
Net contract purchase payments	48,915	839,106	137,285	495,825
Transfer payments from (to) other subaccounts or general account	(280,999)	(211,348)	(469,921)	576,088
Contract terminations, withdrawals, and other deductions	(389,898)	(1,029,873)	(168,023)	(510,747)
Contract maintenance charges	(572)	(712)	(831)	(1,185)

Increase (decrease) in net assets from contract transactions	(622,554)	(402,827)	(501,490)	559,981

Net increase (decrease) in net assets	(168,138)	(1,520,817)	108,418	(407,978)

Beginning of the period	2,489,911	4,010,728	2,024,711	2,432,689

End of the period	$2,321,773	$2,489,911	$2,133,129	$2,024,711

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica MFS International Equity VP Subaccount		Transamerica Clarion Global Real Estate Securities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$46,125	$99,208	$(19,783)	$349,228
Net realized capital gains (losses) on investments	(461,245)	23,647	(2,247,612)	(1,023,730)
Net change in unrealized appreciation/depreciation of investments	1,017,239	(1,028,715)	3,008,409	(2,414,200)

Increase (decrease) in net assets from operations	602,119	(905,860)	741,014	(3,088,702)

Contract transactions
Net contract purchase payments	69,445	75,267	40,585	289,524
Transfer payments from (to) other subaccounts or general account	117,232	(62,220)	(424,603)	(923,094)
Contract terminations, withdrawals, and other deductions	(95,319)	(135,745)	(236,709)	(871,780)
Contract maintenance charges	(544)	(672)	(1,132)	(1,433)

Increase (decrease) in net assets from contract transactions	90,814	(123,370)	(621,859)	(1,506,783)
Net increase (decrease) in net assets	692,933	(1,029,230)	119,155	(4,595,485)

Beginning of the period	1,724,787	2,754,017	3,035,305	7,630,790

End of the period	$2,417,720	$1,724,787	$3,154,460	$3,035,305

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Science and Technology Subaccount		Transamerica Templeton Global Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(29)	$(36)	$6,286	$8,649
Net realized capital gains (losses) on investments	(54)	283	(100,189)	28,437
Net change in unrealized appreciation/depreciation of investments	1,971	(3,581)	442,860	(786,396)

Increase (decrease) in net assets from operations	1,888	(3,334)	348,957	(749,310)

Contract transactions
Net contract purchase payments	1	—	37,368	2
Transfer payments from (to) other subaccounts or general account	(319)	5	669,074	(34,680)
Contract terminations, withdrawals, and other deductions	—	—	(387,869)	(117,882)
Contract maintenance charges	(3)	(3)	(146)	(119)

Increase (decrease) in net assets from contract transactions	(321)	2	318,427	(152,679)

Net increase (decrease) in net assets	1,567	(3,332)	667,384	(901,989)

Beginning of the period	3,471	6,803	899,507	1,801,496

End of the period	$5,038	$3,471	$1,566,891	$899,507

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$56,914	$305,030	$2,072,596	$1,952,028
Net realized capital gains (losses) on investments	(575,359)	990,835	1,303,908	(448,589)
Net change in unrealized appreciation/depreciation of investments	1,613,920	(4,068,756)	1,649,949	(3,150,067)

Increase (decrease) in net assets from operations	1,095,475	(2,772,891)	5,026,453	(1,646,628)

Contract transactions
Net contract purchase payments	260,495	88,962	5,940,884	3,811,540
Transfer payments from (to) other subaccounts or general account	(91,462)	(1,531,909)	5,627,690	(1,691,140)
Contract terminations, withdrawals, and other deductions	(348,021)	(400,854)	(3,957,355)	(2,061,848)
Contract maintenance charges	(987)	(1,027)	(5,320)	(3,336)

Increase (decrease) in net assets from contract transactions	(179,975)	(1,844,828)	7,605,899	55,216

Net increase (decrease) in net assets	915,500	(4,617,719)	12,632,352	(1,591,412)

Beginning of the period	4,149,960	8,767,679	29,832,397	31,423,809

End of the period	$5,065,460	$4,149,960	$42,464,749	$29,832,397

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Focus VP Subaccount		Transamerica Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$2,123	$2,254	$1,216	$(82,933)
Net realized capital gains (losses) on investments	(19,110)	28,038	(1,904,749)	75,706
Net change in unrealized appreciation/depreciation of investments	43,217	(114,721)	3,687,728	(7,300,483)

Increase (decrease) in net assets from operations	26,230	(84,429)	1,784,195	(7,307,710)

Contract transactions
Net contract purchase payments	1	—	115,740	422,638
Transfer payments from (to) other subaccounts or general account	(21,001)	4	(771,350)	(13,675)
Contract terminations, withdrawals, and other deductions	(3,708)	(9,564)	(1,108,820)	(890,342)
Contract maintenance charges	(64)	(69)	(3,770)	(4,991)

Increase (decrease) in net assets from contract transactions	(24,772)	(9,629)	(1,768,200)	(486,370)

Net increase (decrease) in net assets	1,458	(94,058)	15,995	(7,794,080)

Beginning of the period	141,282	235,340	8,556,774	16,350,854

End of the period	$142,740	$141,282	$8,572,769	$8,556,774

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica Value Balanced VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(4,468)	$33,408	$70,880	$110,545
Net realized capital gains (losses) on investments	(464,189)	190,729	(349,287)	(25,216)
Net change in unrealized appreciation/depreciation of investments	723,435	(875,075)	634,036	(934,765)

Increase (decrease) in net assets from operations	254,778	(650,938)	355,629	(849,436)

Contract transactions
Net contract purchase payments	—	22,856	23,092	161,513
Transfer payments from (to) other subaccounts or general account	(146,308)	(133,666)	573,495	93,171
Contract terminations, withdrawals, and other deductions	(40,198)	(145,452)	(160,986)	(391,222)
Contract maintenance charges	(343)	(475)	(434)	(744)

Increase (decrease) in net assets from contract transactions	(186,849)	(256,737)	435,167	(137,282)

Net increase (decrease) in net assets	67,929	(907,675)	790,796	(986,718)

Beginning of the period	819,940	1,727,615	1,678,980	2,665,698

End of the period	$887,869	$819,940	$2,469,776	$1,678,980

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Active International Allocation VP Subaccount		Transamerica Van Kampen Mid-Cap Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(35,343)	$320,317	$(5,141)	$5,656
Net realized capital gains (losses) on investments	(1,166,004)	1,028,395	(84,172)	(24,830)
Net change in unrealized appreciation/ depreciation of investments	1,968,065	(5,188,437)	371,943	(250,246)

Increase (decrease) in net assets from operations	766,718	(3,839,725)	282,630	(269,420)

Contract transactions
Net contract purchase payments	68,751	204,745	84,038	32,425
Transfer payments from (to) other subaccounts or general account	(816,601)	(531,612)	607,164	(233,984)
Contract terminations, withdrawals, and other deductions	(497,693)	(543,934)	(114,383)	(105,345)
Contract maintenance charges	(2,581)	(4,495)	(54)	(129)

Increase (decrease) in net assets from contract transactions	(1,248,124)	(875,296)	576,765	(307,033)

Net increase (decrease) in net assets	(481,406)	(4,715,021)	859,395	(576,453)

Beginning of the period	5,021,834	9,736,855	228,869	805,322

End of the period	$4,540,428	$5,021,834	$1,088,264	$228,869

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T.Rowe Price Small Cap VP Subaccount		Transamerica Index 50 VP Subaccount
	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$(15,256)	$8,746	$(29)	$—
Net realized capital gains (losses) on investments	(144,151)	50,673	7	(5)
Net change in unrealized appreciation/ depreciation of investments	772,699	(331,242)	1,921	—

Increase (decrease) in net assets from operations	613,292	(271,823)	1,899	(5)

Contract transactions
Net contract purchase payments	191,896	304,009	—	800
Transfer payments from (to) other subaccounts or general account	794,448	997,233	39,090	—
Contract terminations, withdrawals, and other deductions	(258,098)	(90,666)	—	(795)
Contract maintenance charges	(438)	(27)	—	—

Increase (decrease) in net assets from contract transactions	727,808	1,210,549	39,090	5

Net increase (decrease) in net assets	1,341,100	938,726	40,989	—

Beginning of the period	1,349,806	411,080	—	—

End of the period	$2,690,906	$1,349,806	$40,989	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 75 VP Subaccount		Transamerica Efficient Markets VP Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$(7,230)	$(4,017)	$(373)	$—
Net realized capital gains (losses) on investments	(262,679)	(6,364)	5,711	(24)
Net change in unrealized appreciation/depreciation of investments	390,542	(388,695)	2,040	—

Increase (decrease) in net assets from operations	120,633	(399,076)	7,378	(24)

Contract transactions
Net contract purchase payments	—	800	26,232	411
Transfer payments from (to) other subaccounts or general account	(1,998,299)	2,420,148	361,172	(18)
Contract terminations, withdrawals, and other deductions	(80,312)	(53,959)	(219)	(369)
Contract maintenance charges	(180)	(150)	—	—

Increase (decrease) in net assets from contract transactions	(2,078,791)	2,366,839	387,185	24

Net increase (decrease) in net assets	(1,958,158)	1,967,763	394,563	—

Beginning of the period	1,967,763	—	—	—

End of the period	$9,605	$1,967,763	$394,563	$—

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica BlackRock Large Cap Value VP IC Subaccount	AllianceBernstein Growth Subaccount
	2009(1)	2009	2008
Operations
Net investment income (loss)	$(1,242)	$(1,475)	$(2,850)
Net realized capital gains (losses) on investments	1,005	(36,559)	6,790
Net change in unrealized appreciation/ depreciation of investments	26,058	76,937	(179,097)

Increase (decrease) in net assets from operations	25,821	38,903	(175,157)

Contract transactions
Net contract purchase payments	—	—	2
Transfer payments from (to) other subaccounts or general account	1,195,040	(50,427)	(3,254)
Contract terminations, withdrawals, and other deductions	(2,796)	(108,684)	(47,717)
Contract maintenance charges	(9)	(26)	(60)

Increase (decrease) in net assets from contract transactions	1,192,235	(159,137)	(51,029)

Net increase (decrease) in net assets	1,218,056	(120,234)	(226,186)

Beginning of the period	—	219,354	445,540

End of the period	$1,218,056	$99,120	$219,354

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Global Thematic Growth Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(472)	$(726)	$(350)	$(560)
Net realized capital gains (losses) on investments	1,068	697	(6,258)	2,182
Net change in unrealized appreciation/ depreciation of investments	14,645	(34,019)	20,571	(38,492)

Increase (decrease) in net assets from operations	15,241	(34,048)	13,963	(36,870)

Contract transactions
Net contract purchase payments	—	—	—	—
Transfer payments from (to) other subaccounts or general account	(10,093)	13	(16,483)	(3,157)
Contract terminations, withdrawals, and other deductions	(1,600)	(937)	(10,530)	(19,289)
Contract maintenance charges	(87)	(106)	(54)	(99)

Increase (decrease) in net assets from contract transactions	(11,780)	(1,030)	(27,067)	(22,545)

Net increase (decrease) in net assets	3,461	(35,078)	(13,104)	(59,415)

Beginning of the period	36,347	71,425	51,372	110,787

End of the period	$39,808	$36,347	$38,268	$51,372

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Dreyfus Socially Responsible Growth Fund Subaccount		Dreyfus VIF - Appreciation Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(1,588)	$(8,321)	$3,555	$3,661
Net realized capital gains (losses) on investments	(93,516)	(174,556)	1,202	10,447
Net change in unrealized appreciation/ depreciation of investments	572,934	(765,732)	32,081	(121,328)

Increase (decrease) in net assets from operations	477,830	(948,609)	36,838	(107,220)

Contract transactions
Net contract purchase payments	—	17,332	—	—
Transfer payments from (to) other subaccounts or general account	(60,456)	49,195	(16,564)	(47,919)
Contract terminations, withdrawals, and other deductions	(153,739)	(279,232)	(59,950)	(45,389)
Contract maintenance charges	(1,379)	(1,766)	(90)	(88)

Increase (decrease) in net assets from contract transactions	(215,574)	(214,481)	(76,604)	(93,396)

Net increase (decrease) in net assets	262,256	(1,163,090)	(39,766)	(200,616)

Beginning of the period	1,663,624	2,826,714	220,711	421,327

End of the period	$1,925,880	$1,663,624	$180,945	$220,711

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Small/Mid Cap Value Subaccount		Seligman Global Technology Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$63,000	$19,054	$(471)	$(712)
Net realized capital gains (losses) on investments	(342,422)	602,267	4,971	5,019
Net change in unrealized appreciation/ depreciation of investments	1,082,868	(1,699,563)	23,737	(52,374)

Increase (decrease) in net assets from operations	803,446	(1,078,242)	28,237	(48,067)

Contract transactions
Net contract purchase payments	107,662	56,980	—	—
Transfer payments from (to) other subaccounts or general account	853,614	17,076	(19,364)	(1,349)
Contract terminations, withdrawals, and other deductions	(272,415)	(257,640)	(12,646)	(14,511)
Contract maintenance charges	(777)	(490)	(33)	(52)

Increase (decrease) in net assets from contract transactions	688,084	(184,074)	(32,043)	(15,912)

Net increase (decrease) in net assets	1,491,530	(1,262,316)	(3,806)	(63,979)

Beginning of the period	1,536,984	2,799,300	64,737	128,716

End of the period	$3,028,514	$1,536,984	$60,931	$64,737

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Seligman Communications and Information Subaccount		Seligman Capital Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(985)	$(1,245)	$(714)	$(1,195)
Net realized capital gains (losses) on investments	(1,230)	(172)	705	8,106
Net change in unrealized appreciation/ depreciation of investments	57,375	(70,439)	38,088	(94,361)

Increase (decrease) in net assets from operations	55,160	(71,856)	38,079	(87,450)

Contract transactions
Net contract purchase payments	—	—	1	—
Transfer payments from (to) other subaccounts or general account	(21,313)	(4,428)	(6,935)	(200)
Contract terminations, withdrawals, and other deductions	(11,398)	(5,861)	(18,869)	(33,832)
Contract maintenance charges	(140)	(121)	(48)	(55)

Increase (decrease) in net assets from contract transactions	(32,851)	(10,410)	(25,851)	(34,087)

Net increase (decrease) in net assets	22,309	(82,266)	12,228	(121,537)

Beginning of the period	114,314	196,580	87,877	209,414

End of the period	$136,623	$114,314	$100,105	$87,877

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Vanguard Equity Index Subaccount		Vanguard Mid-Cap Index Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$907,377	$772,815	$101,334	$117,127
Net realized capital gains (losses) on investments	(3,206,427)	884,675	(3,058,134)	1,676,874
Net change in unrealized appreciation/ depreciation of investments	13,611,392	(27,135,757)	6,237,249	(8,369,606)

Increase (decrease) in net assets from operations	11,312,342	(25,478,267)	3,280,449	(6,575,605)

Contract transactions
Net contract purchase payments	2,808,822	8,207,144	543,854	1,194,320
Transfer payments from (to) other subaccounts or general account	2,416,034	4,187,173	(2,010,833)	217,106
Contract terminations, withdrawals, and other deductions	(3,914,724)	(3,725,865)	(980,820)	(1,163,920)
Contract maintenance charges	(11,332)	(12,406)	(5,946)	(6,173)

Increase (decrease) in net assets from contract transactions	1,298,800	8,656,046	(2,453,745)	241,333

Net increase (decrease) in net assets	12,611,142	(16,822,221)	826,704	(6,334,272)

Beginning of the period	44,839,116	61,661,337	10,286,212	16,620,484

End of the period	$57,450,258	$44,839,116	$11,112,916	$10,286,212

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Vanguard REIT Index Subaccount		Vanguard Short-Term Investment Grade Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$557,599	$437,974	$1,047,954	$1,154,479
Net realized capital gains (losses) on investments	(7,927,475)	4,135,248	44,763	(231,929)
Net change in unrealized appreciation/ depreciation of investments	11,803,323	(11,706,334)	2,469,617	(2,313,521)

Increase (decrease) in net assets from operations	4,433,447	(7,133,112)	3,562,334	(1,390,971)

Contract transactions
Net contract purchase payments	1,301,215	2,364,485	2,298,972	3,758,959
Transfer payments from (to) other subaccounts or general account	571,553	1,442,557	4,380,447	(4,791,525)
Contract terminations, withdrawals, and other deductions	(1,153,973)	(1,579,139)	(3,472,013)	(1,658,652)
Contract maintenance charges	(2,242)	(2,617)	(6,051)	(5,283)

Increase (decrease) in net assets from contract transactions	716,553	2,225,286	3,201,355	(2,696,501)

Net increase (decrease) in net assets	5,150,000	(4,907,826)	6,763,689	(4,087,472)

Beginning of the period	12,896,659	17,804,485	27,461,299	31,548,771

End of the period	$18,046,659	$12,896,659	$34,224,988	$27,461,299

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Vanguard Total Bond Market Index Subaccount		Fidelity-VIP Mid Cap Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,293,990	$1,024,206	$654	$(6,057)
Net realized capital gains (losses) on investments	355,378	(212)	(466,244)	45,299
Net change in unrealized appreciation/ depreciation of investments	214,980	375,675	931,585	(1,165,854)

Increase (decrease) in net assets from operations	1,864,348	1,399,669	465,995	(1,126,612)

Contract transactions
Net contract purchase payments	2,129,690	4,445,944	19,219	211,822
Transfer payments from (to) other subaccounts or general account	7,997,997	1,199,508	(164,178)	(358,451)
Contract terminations, withdrawals, and other deductions	(3,508,331)	(2,065,784)	(156,499)	(140,357)
Contract maintenance charges	(8,297)	(5,634)	(396)	(371)

Increase (decrease) in net assets from contract transactions	6,611,059	3,574,034	(301,854)	(287,357)

Net increase (decrease) in net assets	8,475,407	4,973,703	164,141	(1,413,969)

Beginning of the period	32,528,476	27,554,773	1,488,241	2,902,210

End of the period	$41,003,883	$32,528,476	$1,652,382	$1,488,241

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Value Strategies Subaccount		Fidelity-VIP Contrafund Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(556)	$(8,798)	$67,382	$41,442
Net realized capital gains (losses) on investments	(296,264)	(789,954)	(2,378,946)	(1,460,112)
Net change in unrealized appreciation/ depreciation of investments	826,314	(239,347)	4,721,035	(3,113,174)

Increase (decrease) in net assets from operations	529,494	(1,038,099)	2,409,471	(4,531,844)

Contract transactions
Net contract purchase payments	38,725	78,296	562,523	1,083,526
Transfer payments from (to) other subaccounts or general account	1,206,510	(447,141)	813,385	1,147,099
Contract terminations, withdrawals, and other deductions	(127,046)	(150,261)	(608,632)	(464,867)
Contract maintenance charges	(974)	(676)	(3,069)	(1,946)

Increase (decrease) in net assets from contract transactions	1,117,215	(519,782)	764,207	1,763,812

Net increase (decrease) in net assets	1,646,709	(1,557,881)	3,173,678	(2,768,032)

Beginning of the period	526,406	2,084,287	6,801,189	9,569,221

End of the period	$2,173,115	$526,406	$9,974,867	$6,801,189

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Vanguard-International Portfolio Subaccount		Fidelity - VIP Money Market Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$142,249	$16,828	$(9,081)	$92,479
Net realized capital gains (losses) on investments	(370,611)	(438,669)	—	—
Net change in unrealized appreciation/ depreciation of investments	2,287,760	(1,527,882)	—	—

Increase (decrease) in net assets from operations	2,059,398	(1,949,723)	(9,081)	92,479

Contract transactions
Net contract purchase payments	499,062	1,488,034	—	7,140
Transfer payments from (to) other subaccounts or general account	1,253,232	2,688,404	52,598	1,065,178
Contract terminations, withdrawals, and other deductions	(280,295)	(98,875)	(262,907)	(1,558,859)
Contract maintenance charges	(1,342)	(176)	(1,907)	(2,057)

Increase (decrease) in net assets from contract transactions	1,470,657	4,077,387	(212,216)	(488,598)

Net increase (decrease) in net assets	3,530,055	2,127,664	(221,297)	(396,119)

Beginning of the period	3,561,559	1,433,895	4,179,566	4,575,685

End of the period	$7,091,614	$3,561,559	$3,958,269	$4,179,566

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity - VIP Equity-Income Subaccount		Fidelity - VIP Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$14,307	$23,673	$(13,706)	$(15,779)
Net realized capital gains (losses) on investments	(37,478)	(54,321)	2,925	70,241
Net change in unrealized appreciation/ depreciation of investments	438,591	(1,253,837)	356,713	(1,584,986)

Increase (decrease) in net assets from operations	415,420	(1,284,485)	345,932	(1,530,524)

Contract transactions
Net contract purchase payments	255	5,686	—	4,745
Transfer payments from (to) other subaccounts or general account	(57,999)	(71,735)	(1,398)	(118,632)
Contract terminations, withdrawals, and other deductions	(81,607)	(290,277)	(183,199)	(414,339)
Contract maintenance charges	(1,545)	(1,760)	(1,836)	(2,311)

Increase (decrease) in net assets from contract transactions	(140,896)	(358,086)	(186,433)	(530,537)

Net increase (decrease) in net assets	274,524	(1,642,571)	159,499	(2,061,061)

Beginning of the period	1,532,034	3,174,605	1,549,337	3,610,398

End of the period	$1,806,558	$1,532,034	$1,708,836	$1,549,337

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity - VIP Asset Manager Subaccount		Dreyfus VIF - Growth and Income Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$8,918	$12,683	$442	$(10,312)
Net realized capital gains (losses) on investments	(4,942)	125,207	(82,394)	148,228
Net change in unrealized appreciation/ depreciation of investments	197,058	(475,624)	345,332	(936,827)

Increase (decrease) in net assets from operations	201,034	(337,734)	263,380	(798,911)

Contract transactions
Net contract purchase payments	—	600	—	2,279
Transfer payments from (to) other subaccounts or general account	(352)	(17,592)	(22,039)	3,547
Contract terminations, withdrawals, and other deductions	(47,696)	(104,317)	(101,031)	(204,982)
Contract maintenance charges	(711)	(760)	(1,282)	(1,405)

Increase (decrease) in net assets from contract transactions	(48,759)	(122,069)	(124,352)	(200,561)

Net increase (decrease) in net assets	152,275	(459,803)	139,028	(999,472)

Beginning of the period	775,536	1,235,339	1,058,033	2,057,505

End of the period	$927,811	$775,536	$1,197,061	$1,058,033

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Dreyfus VIF - Quality Bond Subaccount		T. Rowe Price Equity Income Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$18,154	$22,741	$10,556	$23,348
Net realized capital gains (losses) on investments	(11,079)	(20,423)	(79,672)	87,475
Net change in unrealized appreciation/ depreciation of investments	60,838	(39,807)	442,136	(1,190,161)

Increase (decrease) in net assets from operations	67,913	(37,489)	373,020	(1,079,338)

Contract transactions
Net contract purchase payments	1	5,786	2,509	2,374
Transfer payments from (to) other subaccounts or general account	9,361	(29,276)	67,250	(96,750)
Contract terminations, withdrawals, and other deductions	(60,927)	(82,345)	(290,498)	(172,341)
Contract maintenance charges	(429)	(436)	(1,232)	(1,552)

Increase (decrease) in net assets from contract transactions	(51,994)	(106,271)	(221,971)	(268,269)

Net increase (decrease) in net assets	15,919	(143,760)	151,049	(1,347,607)

Beginning of the period	535,143	678,903	1,741,472	3,089,079

End of the period	$551,062	$535,143	$1,892,521	$1,741,472

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	T. Rowe Price New America Growth Subaccount		T. Rowe Price International Stock Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(14,878)	$(19,979)	$11,503	$5,946
Net realized capital gains (losses) on investments	(60,997)	17,570	1,043	32,808
Net change in unrealized appreciation/ depreciation of investments	500,870	(639,126)	367,763	(893,332)

Increase (decrease) in net assets from operations	424,995	(641,535)	380,309	(854,578)

Contract transactions
Net contract purchase payments	2,509	634	—	6,854
Transfer payments from (to) other subaccounts or general account	20,664	(50,779)	(31,200)	(81,807)
Contract terminations, withdrawals, and other deductions	(145,627)	(229,530)	(58,928)	(208,098)
Contract maintenance charges	(1,018)	(1,070)	(751)	(894)

Increase (decrease) in net assets from contract transactions	(123,472)	(280,745)	(90,879)	(283,945)

Net increase (decrease) in net assets	301,523	(922,280)	289,430	(1,138,523)

Beginning of the period	928,977	1,851,257	779,713	1,918,236

End of the period	$1,230,500	$928,977	$1,069,143	$779,713

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	OpCap Managed Subaccount		NACM Small Cap Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$11,127	$23,283	$(8,908)	$(17,067)
Net realized capital gains (losses) on investments	(46,806)	49,737	(152,337)	225,985
Net change in unrealized appreciation/ depreciation of investments	241,519	(523,486)	245,719	(831,180)

Increase (decrease) in net assets from operations	205,840	(450,466)	84,474	(622,262)

Contract transactions
Net contract purchase payments	295	2,651	—	3,640
Transfer payments from (to) other subaccounts or general account	(4,449)	(40,269)	(11,027)	(60,809)
Contract terminations, withdrawals, and other deductions	(91,170)	(111,007)	(78,612)	(256,312)
Contract maintenance charges	(1,104)	(1,120)	(768)	(956)

Increase (decrease) in net assets from contract transactions	(96,428)	(149,745)	(90,407)	(314,437)

Net increase (decrease) in net assets	109,412	(600,211)	(5,933)	(936,699)

Beginning of the period	931,953	1,532,164	748,554	1,685,253

End of the period	$1,041,365	$931,953	$742,621	$748,554

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	WFAVT Discovery Fund Subaccount		Ameritas Money Market Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(30)	$(40)	$(2,300)	$90,157
Net realized capital gains (losses) on investments	4	12	1,112	—
Net change in unrealized appreciation/depreciation of investments	754	(1,545)	—	—

Increase (decrease) in net assets from operations	728	(1,573)	(1,188)	90,157

Contract transactions
Net contract purchase payments	—	—	20,450	130,702
Transfer payments from (to) other subaccounts or general account	(2)	2	1,266,654	1,354,987
Contract terminations, withdrawals, and other deductions	1	1	(1,710,398)	(1,351,914)
Contract maintenance charges	(19)	(19)	(3,341)	(3,219)

Increase (decrease) in net assets from contract transactions	(20)	(16)	(426,635)	130,556

Net increase (decrease) in net assets	708	(1,589)	(427,823)	220,713

Beginning of the period	1,900	3,489	4,401,352	4,180,639

End of the period	$2,608	$1,900	$3,973,529	$4,401,352

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Calvert Social Balanced Subaccount		Calvert Social Mid-Cap Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$32,543	$54,222	$(43,511)	$(69,185)
Net realized capital gains (losses) on investments	(255,601)	(257,727)	(312,776)	(121,500)
Net change in unrealized appreciation/ depreciation of investments	996,373	(1,578,210)	1,377,366	(2,303,949)

Increase (decrease) in net assets from operations	773,315	(1,781,715)	1,021,079	(2,494,634)

Contract transactions
Net contract purchase payments	3,875	31,121	—	133,341
Transfer payments from (to) other subaccounts or general account	(26,219)	(378,001)	(287,699)	113,776
Contract terminations, withdrawals, and other deductions	(364,475)	(623,037)	(397,204)	(668,258)
Contract maintenance charges	(3,614)	(4,328)	(3,376)	(4,925)

Increase (decrease) in net assets from contract transactions	(390,433)	(974,245)	(688,279)	(426,066)

Net increase (decrease) in net assets	382,882	(2,755,960)	332,800	(2,920,700)

Beginning of the period	3,463,086	6,219,046	3,941,438	6,862,138

End of the period	$3,845,968	$3,463,086	$4,274,238	$3,941,438

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Calvert Social International Equity Subaccount
	2009	2008
Operations
Net investment income (loss)	$(14,592)	$41,403
Net realized capital gains (losses) on investments	(397,781)	(51,855)
Net change in unrealized appreciation/ depreciation of investments	907,151	(2,741,971)

Increase (decrease) in net assets from operations	494,778	(2,752,423)

Contract transactions
Net contract purchase payments	—	69,931
Transfer payments from (to) other subaccounts or general account	(69,141)	8,166
Contract terminations, withdrawals, and other deductions	(350,684)	(538,816)
Contract maintenance charges	(2,395)	(3,978)

Increase (decrease) in net assets from contract transactions	(422,220)	(464,697)

Net increase (decrease) in net assets	72,558	(3,217,120)

Beginning of the period	2,870,613	6,087,733

End of the period	$2,943,171	$2,870,613

See accompanying notes.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Monumental Life Insurance Company Separate Account VACC (the Mutual Fund Account or the Company) is a segregated investment account of Monumental Life Insurance Company (MLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Prior to October 1, 2007, the Mutual Fund Account was a segregated investment account of People's Benefit Life Insurance Company (PBL), also an indirect wholly owned subsidiary of AEGON N.V.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Series Fund:

DFA Investment Dimensions Group, Inc.:

VA U.S. Targeted Value Portfolio

VA U.S. Large Value Portfolio

VA International Value Portfolio

VA International Small Portfolio

VA Short-Term Fixed Portfolio

VA Global Bond Portfolio

Federated Insurance Series:

Federated Clover Value Fund II

Federated Capital Income Fund II

Federated Prime Money Fund II

Federated High Income Bond Fund II

Federated Fund for U.S. Government Securities II

Wanger Advisors Trust:

Wanger USA

Wanger International

Gartmore Variable Insurance Trust:

Gartmore NVIT Developing Markets Fund

Wells Fargo Advantage Variable Trust Funds

WFAVT Small/MidCap Value Fund

WFAVT Discovery Fund

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund: (continued)

Columbia Funds Variable Insurance Trust

Columbia Small Company Growth Fund-Variable Series

Credit Suisse Trust:

Credit Suisse-U.S.Equity Flex I Portfolio

Credit Suisse-International Equity Flex III Portfolio

Transamerica Series Trust - Initial Class

Transamerica Asset Allocation - Growth VP Portfolio-Initial Class

Transamerica Asset Allocation - Conservative VP Portfolio-Initial Class

Transamerica Asset Allocation - Moderate VP Portfolio-Initial Class

Transamerica Asset Allocation - Moderate Growth VP Portfolio-Initial Class

Transamerica MFS International Equity VP

Transamerica Clarion Global Real Estate Securities VP -Initial Class

Transamerica Templeton Global-Initial Class

Transamerica Science and Technology-Initial Class

Transamerica JPMorgan Enhanced Index VP -Initial Class

Transamerica PIMCO Total Return VP-Initial Class

Transamerica Focus VP -Initial Class

Transamerica Equity VP -Initial Class

Transamerica Growth Opportunities VP -Initial Class

Transamerica Value Balanced VP -Initial Class

Transamerica Van Kampen Active International Allocation VP-Initial Class

Transamerica Van Kampen Mid-Cap Growth VP-Initial Class

Transamerica T.Rowe Price Small Cap VP -Initial Class

Transamerica Index 50 VP (I/C) Fund

Transamerica Index 75 VP (I/C) Fund

Transamerica Small/Mid Cap Value VP (A/T SC)

Transamerica Efficient Markets VP IC

Transamerica BlackRock Large Cap Value VP IC

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth Portfolio-Class B

AllianceBernstein Global Thematic Growth Portfolio

AllianceBernstein Large Cap Growth Portfolio-Class B

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Series Fund: (continued)

Dreyfus Investment Portfolios - Service Class:

Dreyfus Socially Responsible Growth Fund, Inc. - Service Class

Dreyfus VIF - Appreciation Portfolio-Service Class

Dreyfus VIF - Growth and Income Portfolio

Dreyfus VIF - Quality Bond Portfolio

Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Portfolio

Seligman Portfolios, Inc. - Class 2 Shares:

Seligman Global Technology Portfolio-Class 2 Shares

Seligman Communications and Information Portfolio-Class 2 Shares

Seligman Capital Portfolio-Class 2 Shares

Vanguard Variable Insurance Fund:

Vanguard Equity Index Portfolio

Vanguard Mid-Cap Index Portfolio

Vanguard REIT Index Portfolio

Vanguard Short-Term Investment Grade Portfolio

Vanguard Total Bond Market Index Portfolio

Vanguard-International Portfolio

Variable Insurance Products Fund-Initial Class:

Fidelity-VIP Mid Cap Portfolio-Initial Class

Fidelity-VIP Value Strategies Portfolio-Initial Class

Fidelity-VIP Contrafund Portfolio-Initial Class

Fidelity - VIP Money Market Portfolio

Fidelity - VIP Equity-Income Portfolio

Fidelity - VIP Growth Portfolio

Fidelity - VIP Asset Manager Portfolio

Op Cap Advisors:

OpCap Managed Portfolio

NACM Small Cap Portfolio

T. Rowe Price Equity Series, Inc.:

T. Rowe Price Equity Income Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Series, Inc.:

T. Rowe Price International Stock Portfolio

Calvert Variable Series, Inc.:

Ameritas Money Market

Calvert Social Balanced Portfolio

Calvert Social Mid-Cap Growth Portfolio

Calvert Social International Equity Portfolio

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Ameritas Money Market	July 31, 2005
Fidelity-VIP Contrafund Portfolio	May 1, 2006
Transamerica T. Rowe Price Small Cap VP	May 1, 2006
Vanguard-International Portfolio	May 1, 2007
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Transamerica Small/Mid Cap Value	May 1, 2008
Transamerica Efficient Markets VP	November 11, 2008
Transamerica BlackRock Large Cap Value VP	November 19, 2009
Credit Suisse-International Equity Flex III Portfolio	December 11, 2009

The following name changes were effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Credit Suisse-U.S. Equity Flex I	Credit Suisse-Small Cap Core I
Transamerica Focus VP	Transamerica Legg Mason Partners All Cap VP
Federated Clover Value Fund II	Federated American Leaders Fund II
AllianceBernstein Global Thematic Growth Portfolio	AllianceBernstein Global Tecnology Portfolio

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:

Portfolio	Formerly
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP
Credit Suisse-International Equity Flex III	Credit Suisse International Focus

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2009 .

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

1. Organization and Summary of Significant Accounting policies (continued)

Accounting Policy

On July 1, 2009, FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services-Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as the Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009, the Mutual Fund Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009

	Purchases	Sales
DFA Investment Dimensions Group, Inc.:
VA U.S. Targeted Value Portfolio	$5,437,982	$8,347,642
VA U.S. Large Value Portfolio	7,846,354	13,514,264
VA International Value Portfolio	5,472,453	11,998,784
VA International Small Portfolio	4,256,353	8,881,044
VA Short-Term Fixed Portfolio	17,366,478	14,616,320
VA Global Bond Portfolio	17,196,218	13,456,642
Federated Insurance Series:
Federated Clover Value Fund II	460,023	983,488
Federated Capital Income Fund II	901,126	1,076,891
Federated Prime Money Fund II	16,489,090	38,345,713
Federated High Income Bond Fund II	6,202,795	4,417,757
Federated Fund for U.S. Government Securities II	3,215,562	3,759,812
Wanger Advisors Trust:
Wanger USA	816,690	1,763,138
Wanger International	1,354,530	2,033,118
Gartmore Variable Insurance Trust:
Gartmore NVIT Developing Markets Fund	3,443,445	3,065,636
Wells Fargo Advantage Variable Trust Funds
WFAVT Small/MidCap Value Fund	625,203	671,654
WFAVT Discovery Fund	—	48
Columbia Funds Variable Insurance Trust
Columbia Small Company Growth Fund-Variable Series	718,698	1,325,520
Credit Suisse Trust:
Credit Suisse-U.S.Equity Flex I Portfolio	433,877	1,055,555
Credit Suisse-International Equity Flex III Portfolio	1,884,964	59,694
Transamerica Series Trust - Initial Class
Transamerica Asset Allocation - Growth VP Portfolio-Initial Class	726,612	575,320
Transamerica Asset Allocation - Conservative VP Portfolio-Initial Class	3,225,668	2,554,831
Transamerica Asset Allocation - Moderate VP Portfolio-Initial Class	771,232	1,239,875
Transamerica Asset Allocation - Moderate Growth VP Portfolio-Initial Class	2,569,557	2,757,271
Transamerica MFS International Equity VP	737,492	600,559

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Transamerica Clarion Global Real Estate Securities VP -Initial Class	$558,829	$1,200,469
Transamerica Templeton Global-Initial Class	892,663	567,893
Transamerica Science and Technology-Initial Class	39	346
Transamerica JPMorgan Enhanced Index VP-Initial Class	851,177	974,229
Transamerica PIMCO Total Return VP-Initial Class	20,514,703	9,709,342
Transamerica Focus VP-Initial Class	5,059	27,710
Transamerica Equity VP-Initial Class	1,028,621	2,795,548
Transamerica Growth Opportunities VP -Initial Class	243,543	434,862
Transamerica Value Balanced VP -Initial Class	1,092,686	586,636
Transamerica Van Kampen Active International Allocation VP-Initial Class	271,306	1,489,814
Transamerica Van Kampen Mid-Cap Growth VP-Initial Class	765,615	193,990
Transamerica T.Rowe Price Small Cap VP -Initial Class	1,476,504	675,579
Transamerica Index 50 VP (I/C) Fund	39,116	55
Transamerica Index 75 VP (I/C) Fund	23,525	2,109,545
Transamerica Small/Mid Cap Value VP (A/T SC)	1,511,123	760,039
Transamerica Efficient Markets VP IC	748,328	361,517
Transamerica BlackRock Large Cap Value VP IC	1,477,636	286,318
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth Portfolio-Class B	—	160,614

AllianceBernstein Global Thematic Growth Portfolio	4,653	16,905
AllianceBernstein Large Cap Growth Portfolio-Class B	—	27,419
Dreyfus Investment Portfolios-Service Class:
Dreyfus Socially Responsible Growth Fund, Inc.-Service Class	44,275	261,435
Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Portfolio	15,945	121,321
Seligman Portfolios, Inc.-Class 2 Shares:
Seligman Global Technology Portfolio-Class 2 Shares	22	32,535
Seligman Communications and Information Portfolio-Class 2 Shares	—	33,835
Seligman Capital Portfolio-Class 2 Shares	4,436	30,999

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

2. Investments (continued)

	Purchases	Sales
Vanguard Variable Insurance Fund:
Vanguard Equity Index Portfolio	$10,147,649	$7,075,552
Vanguard Mid-Cap Index Portfolio	1,673,538	3,577,459
Vanguard REIT Index Portfolio	5,863,297	3,714,142
Vanguard Short-Term Investment Grade Portfolio	12,048,477	7,647,144
Vanguard Total Bond Market Index Portfolio	17,879,893	9,974,853
Vanguard-International Portfolio	2,438,266	825,356
Variable Insurance Products Fund-Initial Class:
Fidelity - VIP Mid Cap Portfolio - Initial Class	296,639	590,484
Fidelity - VIP Value Strategies Portfolio-Initial Class	1,572,660	456,008
Fidelity - VIP Contrafund Portfolio-Initial Class	2,634,897	1,800,911
Fidelity - VIP Money Market Portfolio	592,310	813,603
Fidelity - VIP Equity-Income Portfolio	65,807	192,404
Fidelity - VIP Growth Portfolio	165,857	364,677
Fidelity - VIP Asset Manager Portfolio	25,418	63,862
Op Cap Advisors:
OpCap Managed Portfolio	54,243	139,543
NACM Small Cap Portfolio	2,963	102,277
T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	262,007	473,420
T. Rowe Price New America Growth Portfolio	38,178	176,526
T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	58,843	138,216
Calvert Variable Series, Inc.:
Ameritas Money Market	1,671,110	2,099,518
Calvert Social Balanced Portfolio	84,167	442,052
Calvert Social Mid-Cap Growth Portfolio	39,822	771,615
Calvert Social International Equity Portfolio	24,590	461,404

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA U.S. Targeted Value Subaccount	VA U.S. Large Value Subaccount	VA International Value Subaccount	VA International Small Subaccount
Units outstanding at January 1, 2008	40,864,056	65,997,362	33,634,492	22,931,974
Units purchased	5,864,808	8,875,096	4,334,103	3,531,545
Units redeemed and transferred	(397,870)	(2,877,900)	(593,868)	(144,019)

Units outstanding at December 31, 2008	46,330,994	71,994,558	37,374,727	26,319,500
Units purchased	3,017,737	4,563,428	2,067,369	1,709,050
Units redeemed and transferred	(4,810,120)	(9,376,642)	(6,582,900)	(4,326,646)

Units outstanding at December 31, 2009	44,538,611	67,181,344	32,859,196	23,701,904

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	VA Short-Term Fixed Subaccount	VA Global Bond Subaccount	Federated Clover Value Fund II Subaccount	Federated Capital Income Subaccount

Units outstanding at January 1, 2008	53,913,845	62,149,033	3,311,732	595,523
Units purchased	9,073,953	8,727,634	298,513	33,662
Units redeemed and transferred	(8,169,075)	(15,450,815)	(1,293,482)	1,803,821

Units outstanding at December 31, 2008	54,818,723	55,425,852	2,316,763	2,433,006
Units purchased	5,534,769	3,901,172	63,620	85,138
Units redeemed and transferred	(4,723,177)	(3,132,329)	(967,656)	(463,411)

Units outstanding at December 31, 2009	55,630,315	56,194,695	1,412,727	2,054,733

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Federated Prime Money Subaccount	Federated High Income Bond Subaccount	Federated Fund for U.S. Government Securities II Subaccount	Wanger USA Subaccount
Units outstanding at January 1, 2008	22,953,667	7,084,021	5,573,454	5,908,152
Units purchased	16,841,772	1,009,419	1,802,585	502,370
Units redeemed and transferred	(3,569,778)	(2,231,053)	(1,409,826)	(1,703,326)

Units outstanding at December 31, 2008	36,225,661	5,862,387	5,966,213	4,707,196
Units purchased	5,310,731	163,531	525,634	172,887
Units redeemed and transferred	(23,453,738)	819,929	(894,864)	(715,598)

Units outstanding at December 31, 2009	18,082,654	6,845,847	5,596,983	4,164,485

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Wanger International Subaccount	Gartmore NVIT Developing Markets Subaccount	WFAVT Small/MidCap Value Subaccount	Columbia Small Company Growth Subaccount
Units outstanding at January 1, 2008	2,856,028	3,736,723	1,146,925	2,885,422
Units purchased	82,802	541,291	124,518	578,860
Units redeemed and transferred	(684,498)	513,616	(385,090)	727,112

Units outstanding at December 31, 2008	2,254,332	4,791,630	886,353	4,191,394
Units purchased	130,648	309,242	10,065	353,057
Units redeemed and transferred	(485,754)	(62,401)	53,766	(788,256)

Units outstanding at December 31, 2009	1,899,226	5,038,471	950,184	3,756,195

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Credit Suisse-U.S. Equity Flex I Subaccount	Credit Suisse- International Equity Flex III Subaccount(1)	Transamerica Asset Allocation - Growth VP Subaccount	Transamerica Asset Allocation - Conservative VP Subaccount
Units outstanding at January 1, 2008	3,562,646	—	1,790,041	2,942,941
Units purchased	225,685	—	202,503	234,488
Units redeemed and transferred	(81,284)	—	(174,879)	(570,339)

Units outstanding at December 31, 2008	3,707,047	—	1,817,665	2,607,090
Units purchased	200,898	38,593	93,204	194,370
Units redeemed and transferred	(981,509)	1,787,031	(158,244)	(28,942)

Units outstanding at December 31, 2009	2,926,436	1,825,624	1,752,625	2,772,518

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation - Moderate VP Subaccount	Transamerica Asset Allocation - Moderate Growth VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount
Units outstanding at January 1, 2008	2,698,871	1,589,089	1,658,858	2,290,998
Units purchased	738,768	423,213	88,178	268,179
Units redeemed and transferred	(1,150,823)	(9,881)	(134,634)	(813,811)

Units outstanding at December 31, 2008	2,286,816	2,002,421	1,612,402	1,745,366
Units purchased	75,006	104,547	101,086	36,750
Units redeemed and transferred	(628,766)	(447,892)	(3,992)	(447,239)

Units outstanding at December 31, 2009	1,733,056	1,659,076	1,709,496	1,334,877

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Science and Technology Subaccount	Transamerica Templeton Global Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Units outstanding at January 1, 2008	3,423	1,012,431	3,709,109	24,651,785
Units purchased	—	684	154,173	3,955,730
Units redeemed and transferred	(2)	(100,704)	(1,205,315)	(4,377,580)

Units outstanding at December 31, 2008	3,421	912,411	2,657,967	24,229,935
Units purchased	—	1,864	273,520	4,355,517
Units redeemed and transferred	(248)	344,636	(319,548)	1,452,653

Units outstanding at December 31, 2009	3,173	1,258,911	2,611,939	30,038,105

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Focus VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount	Transamerica Value Balanced VP Subaccount
Units outstanding at January 1, 2008	185,247	10,345,098	825,579	1,808,406
Units purchased	—	702,486	15,061	415,580
Units redeemed and transferred	(8,841)	(897,116)	(161,417)	(568,812)

Units outstanding at December 31, 2008	176,406	10,150,468	679,223	1,655,174
Units purchased	114,901	201,256	1,590	76,766
Units redeemed and transferred	(151,965)	(2,434,691)	(127,644)	255,355

Units outstanding at December 31, 2009	139,342	7,917,033	553,169	1,987,295

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Index 50 VP Subaccount(1)
Units outstanding at January 1, 2008	4,624,238	671,670	395,857	—
Units purchased	549,720	35,213	438,906	808
Units redeemed and transferred	(1,186,671)	(350,521)	1,237,095	(808)

Units outstanding at December 31, 2008	3,987,287	356,362	2,071,858	—
Units purchased	77,600	151,714	417,241	—
Units redeemed and transferred	(1,257,908)	624,578	495,709	42,839

Units outstanding at December 31, 2009	2,806,979	1,132,654	2,984,808	42,839

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Index 75 VP Subaccount(1)	Transamerica Efficient Markets VP Subaccount(1)	Transamerica BlackRock Large Cap Value VP IC Subaccount(1)	AllianceBernstein Growth Subaccount
Units outstanding at January 1, 2008	—	—	—	372,481
Units purchased	808	808	—	—
Units redeemed and transferred	2,703,931	(808)	—	(49,504)

Units outstanding at December 31, 2008	2,704,739	—	—	322,977
Units purchased	—	21,639	8	—
Units redeemed and transferred	(2,694,008)	302,040	1,214,429	(211,100)

Units outstanding at December 31, 2009	10,731	323,679	1,214,437	111,877

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AllianceBernstein Global Thematic Growth Subaccount	AllianceBernstein Large Cap Growth Subaccount	Dreyfus Socially Responsible Growth Fund Subaccount	Dreyfus VIF - Appreciation Subaccount
Units outstanding at January 1, 2008	71,422	103,107	591,675	337,688
Units purchased	—	—	1,051	—
Units redeemed and transferred	(1,316)	(22,878)	(53,786)	(84,401)

Units outstanding at December 31, 2008	70,106	80,229	538,940	253,287
Units purchased	—	—	164	49,198
Units redeemed and transferred	(19,709)	(36,174)	(159,613)	(132,645)

Units outstanding at December 31, 2009	50,397	44,055	379,491	169,840

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Small/Mid Cap Value	Seligman Global Technology	Seligman Communications and Information	Seligman Capital
	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	515,422	100,284	132,466	167,345
Units purchased	105,283	—	—	—
Units redeemed and transferred	106,263	(15,691)	(10,574)	(29,739)

Units outstanding at December 31, 2008	726,968	84,593	121,892	137,606
Units purchased	318,669	—	—	—
Units redeemed and transferred	476,795	(32,157)	(27,992)	(31,858)

Units outstanding at December 31, 2009	1,522,432	52,436	93,900	105,748

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard Equity Index	Vanguard Mid-Cap Index	Vanguard REIT Index	Vanguard Short- Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	43,809,023	9,989,007	9,382,335	26,757,301
Units purchased	7,831,449	1,132,282	1,725,596	4,083,167
Units redeemed and transferred	(688,928)	(377,610)	(71,255)	(6,578,358)

Units outstanding at December 31, 2008	50,951,544	10,743,679	11,036,676	24,262,110
Units purchased	3,372,461	575,903	1,130,974	2,394,813
Units redeemed and transferred	(2,400,996)	(2,999,979)	(176,657)	156,669

Units outstanding at December 31, 2009	51,923,009	8,319,603	11,990,993	26,813,592

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard Total Bond Market Index	Fidelity-VIP Mid Cap	Fidelity-VIP Value Strategies	Fidelity-VIP Contrafund
	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at January 1, 2008	22,597,437	1,573,863	1,516,968	7,906,882
Units purchased	3,873,230	131,450	167,687	1,102,169
Units redeemed and transferred	(914,221)	(367,139)	(897,700)	831,181

Units outstanding at December 31, 2008	25,556,446	1,338,174	786,955	9,840,232
Units purchased	2,025,350	14,510	138,154	956,513
Units redeemed and transferred	2,878,613	(286,074)	1,145,989	(92,628)

Units outstanding at December 31, 2009	30,460,409	1,066,610	2,071,098	10,704,117

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Vanguard- International Portfolio Subaccount	Fidelity - VIP Money Market Subaccount	Fidelity - VIP Equity-Income Subaccount	Fidelity - VIP Growth Subaccount
Units outstanding at January 1, 2008	1,326,076	298,010	104,142	114,231
Units purchased	1,898,011	477	240	207
Units redeemed and transferred	2,797,439	(31,078)	(15,511)	(20,440)

Units outstanding at December 31, 2008	6,021,526	267,409	88,871	93,998
Units purchased	901,794	—	12	—
Units redeemed and transferred	1,526,126	(13,636)	(7,271)	(12,104)

Units outstanding at December 31, 2009	8,449,446	253,773	81,612	81,894

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity - VIP Asset Manager Subaccount	Dreyfus VIF - Growth and Income Subaccount	Dreyfus VIF - Quality Bond Subaccount	T. Rowe Price Equity Income Subaccount
Units outstanding at January 1, 2008	54,755	73,839	37,051	87,554
Units purchased	31	105	344	141
Units redeemed and transferred	(5,950)	(9,536)	(6,440)	(9,276)

Units outstanding at December 31, 2008	48,836	64,408	30,955	78,419
Units purchased	—	—	—	78
Units redeemed and transferred	(2,991)	(7,217)	(2,800)	(9,715)

Units outstanding at December 31, 2009	45,845	57,191	28,155	68,782

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	T. Rowe Price New America Growth Subaccount	T. Rowe Price International Stock Subaccount	OpCap Managed Subaccount	NACM Small Cap Subaccount
Units outstanding at January 1, 2008	69,908	97,922	54,790	51,628
Units purchased	112	569	114	206
Units redeemed and transferred	(12,450)	(19,785)	(6,954)	(12,035)

Units outstanding at December 31, 2008	57,570	78,706	47,950	39,799
Units purchased	94	—	15	—
Units redeemed and transferred	(6,064)	(6,927)	(4,490)	(5,189)

Units outstanding at December 31, 2009	51,600	71,779	43,475	34,610

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	WFAVT Discovery Fund Subaccount	Ameritas Money Market Subaccount	Calvert Social Balanced Subaccount	Calvert Social Mid-Cap Growth Subaccount
Units outstanding at January 1, 2008	103	3,821,877	249,413	248,947
Units purchased	—	119,024	1,740	7,939
Units redeemed and transferred	(1)	3,134	(46,332)	(26,779)

Units outstanding at December 31, 2008	102	3,944,035	204,821	230,107
Units purchased	—	60,098	500	—
Units redeemed and transferred	—	(439,097)	(21,694)	(39,297)

Units outstanding at December 31, 2009	102	3,565,036	183,627	190,810

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

Calvert Social International Equity Subaccount
Units outstanding at January 1, 2008	219,531
Units purchased	4,321
Units redeemed and transferred	(26,072)

Units outstanding at December 31, 2008	197,780
Units purchased	—
Units redeemed and transferred	(29,659)

Units outstanding at December 31, 2009	168,121

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
VA U.S. Targeted Value
	12/31/2009	44,538,611	$1.01	to	$0.90	$65,300,682	1.12%	0.55% to 1.45%	25.93%	to	24.81%
	12/31/2008	46,330,994	0.80	to	0.72	55,046,553	1.37	0.55 to 1.45	(37.29)	to	(37.84)
	12/31/2007	40,864,056	1.28	to	1.16	82,159,357	0.98	0.55 to 1.45	(14.43)	to	(15.20)
	12/31/2006	32,603,211	1.50	to	1.37	85,640,944	0.90	0.55 to 1.45	20.30	to	19.24
	12/31/2005	25,448,955	1.24	to	1.15	66,058,870	0.35	0.55 to 1.45	5.38	to	14.87
VA U.S. Large Value
	12/31/2009	67,181,344	1.11	to	0.94	87,341,596	1.96	0.55 to 1.45	29.22	to	28.07
	12/31/2008	71,994,558	0.86	to	0.74	73,726,546	2.18	0.55 to 1.45	(40.23)	to	(40.76)
	12/31/2007	65,997,361	1.43	to	1.24	116,421,475	1.25	0.55 to 1.45	(3.48)	to	(4.34)
	12/31/2006	55,862,747	1.48	to	1.30	109,449,735	1.34	0.55 to 1.45	19.16	to	18.10
	12/31/2005	41,433,101	1.25	to	1.10	77,946,926	1.29	0.55 to 1.45	9.08	to	10.01
VA International Value
	12/31/2009	32,859,196	1.52	to	1.22	65,715,979	2.84	0.55 to 1.45	37.18	to	35.97
	12/31/2008	37,374,727	1.11	to	0.90	54,905,386	3.70	0.55 to 1.45	(46.10)	to	(46.59)
	12/31/2007	33,634,492	2.05	to	1.69	95,211,019	3.17	0.55 to 1.45	10.14	to	9.16
	12/31/2006	29,224,320	1.87	to	1.54	82,092,311	3.13	0.55 to 1.45	33.74	to	32.56
	12/31/2005	22,756,737	1.39	to	1.16	56,809,105	2.59	0.55 to 1.45	15.80	to	16.47
VA International Small
	12/31/2009	23,701,904	1.49	to	1.19	49,417,507	2.16	0.55 to 1.45	39.10	to	37.87
	12/31/2008	26,319,500	1.07	to	0.86	40,347,863	2.67	0.55 to 1.45	(43.19)	to	(43.70)
	12/31/2007	22,931,974	1.89	to	1.53	65,012,175	1.81	0.55 to 1.45	6.01	to	5.07
	12/31/2006	19,710,586	1.78	to	1.45	58,133,879	2.10	0.55 to 1.45	24.14	to	23.04
	12/31/2005	15,335,690	1.44	to	1.18	43,908,068	1.88	0.55 to 1.45	21.13	to	18.15
VA Short-Term Fixed
	12/31/2009	55,630,315	1.16	to	1.10	77,032,050	1.56	0.55 to 1.45	1.31	to	0.41
	12/31/2008	54,818,723	1.14	to	1.10	74,555,366	2.83	0.55 to 1.45	3.38	to	2.46
	12/31/2007	53,913,845	1.11	to	1.07	76,178,989	5.06	0.55 to 1.45	4.40	to	3.47
	12/31/2006	39,329,840	1.06	to	1.04	57,289,883	4.12	0.55 to 1.45	4.06	to	3.14
	12/31/2005	28,626,013	1.02	to	1.01	45,643,273	2.92	0.55 to 1.45	1.62	to	0.62
VA Global Bond
	12/31/2009	56,194,695	1.22	to	1.13	82,364,182	4.21	0.55 to 1.45	4.24	to	3.32
	12/31/2008	55,425,852	1.17	to	1.09	78,287,925	3.10	0.55 to 1.45	3.88	to	2.96
	12/31/2007	62,149,033	1.12	to	1.06	87,996,063	2.20	0.55 to 1.45	4.84	to	3.90
	12/31/2006	47,582,137	1.07	to	1.02	68,973,598	0.39	0.55 to 1.45	3.17	to	2.26
	12/31/2005	35,247,775	1.04	to	1.00	55,829,058	5.35	0.55 to 1.45	1.12	to	0.05

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated Clover Value Fund II
	12/31/2009	1,412,727	$0.90	to	$0.79	$2,074,886	3.09%	0.55% to 1.60%	14.09%	to	12.91%
	12/31/2008	2,316,763	0.78	to	0.70	2,435,255	2.09	0.55 to 1.60	(34.16)	to	(34.84)
	12/31/2007	3,311,732	1.19	to	1.07	5,568,276	1.54	0.55 to 1.60	(10.16)	to	(11.10)
	12/31/2006	4,117,362	1.33	to	1.20	8,005,900	1.52	0.55 to 1.60	16.17	to	14.97
	12/31/2005	4,565,982	1.14	to	1.05	7,791,029	1.62	0.55 to 1.60	4.45	to	3.37
Federated Capital Income
	12/31/2009	2,054,733	1.40	to	1.05	2,464,987	5.74	0.55 to 1.60	27.58	to	26.26
	12/31/2008	2,433,006	1.09	to	0.83	2,240,907	4.99	0.55 to 1.60	(20.82)	to	(21.64)
	12/31/2007	595,523	1.38	to	1.06	942,319	5.45	0.55 to 1.60	3.47	to	2.39
	12/31/2006	917,467	1.34	to	1.04	1,348,508	6.32	0.55 to 1.60	15.01	to	13.83
	12/31/2005	537,794	1.16	to	0.91	1,014,912	4.56	0.55 to 1.60	5.70	to	4.61
Federated Prime Money
	12/31/2009	18,082,654	1.13	to	1.06	23,050,774	0.53	0.55 to 1.60	(0.10)	to	(1.13)
	12/31/2008	36,225,661	1.13	to	1.07	44,904,188	2.45	0.55 to 1.60	1.98	to	0.92
	12/31/2007	22,953,668	1.11	to	1.06	28,556,723	4.66	0.55 to 1.60	4.18	to	3.10
	12/31/2006	15,854,542	1.07	to	1.03	19,924,109	4.43	0.55 to 1.60	3.98	to	2.91
	12/31/2005	10,957,037	1.02	to	1.00	14,530,686	2.76	0.55 to 1.60	2.14	to	1.09
Federated High Income Bond
	12/31/2009	6,845,847	1.40	to	1.58	12,722,117	10.86	0.55 to 1.60	52.01	to	50.44
	12/31/2008	5,862,387	0.92	to	1.05	7,664,451	10.19	0.55 to 1.60	(26.40)	to	(27.16)
	12/31/2007	7,084,021	1.25	to	1.44	12,873,203	7.62	0.55 to 1.60	2.86	to	1.79
	12/31/2006	6,334,257	1.21	to	1.42	12,693,128	8.56	0.55 to 1.60	10.20	to	9.06
	12/31/2005	7,340,833	1.10	to	1.30	13,503,842	8.08	0.55 to 1.60	2.10	to	1.04
Federated Fund for U.S. Government Securities II
	12/31/2009	5,596,983	1.41	to	1.30	9,700,891	5.18	0.55 to 1.60	4.58	to	3.55
	12/31/2008	5,966,213	1.19	to	1.25	10,262,341	4.63	0.55 to 1.60	3.71	to	2.63
	12/31/2007	5,573,454	1.15	to	1.22	10,425,344	4.44	0.55 to 1.60	5.70	to	4.60
	12/31/2006	5,656,882	1.09	to	1.17	10,208,179	4.14	0.55 to 1.60	3.57	to	2.50
	12/31/2005	5,387,039	1.05	to	1.14	10,425,746	4.11	0.55 to 1.60	1.47	to	0.43
Wanger USA
	12/31/2009	4,164,485	1.22	to	1.36	7,140,169	—	0.55 to 1.60	41.45	to	39.99
	12/31/2008	4,707,196	0.87	to	0.97	5,872,494	—	0.55 to 1.60	(40.02)	to	(40.64)
	12/31/2007	5,908,152	1.44	to	1.63	12,491,243	—	0.55 to 1.60	4.81	to	3.72
	12/31/2006	6,592,780	1.38	to	1.58	13,506,314	0.23	0.55 to 1.60	7.29	to	6.18
	12/31/2005	6,023,091	1.28	to	1.48	12,820,741	—	0.55 to 1.60	10.65	to	9.51

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Wanger International
	12/31/2009		1,899,226	$1.87	to	$1.97	$5,521,379	3.90%	0.55% to 1.60%	48.96%	to	47.42%
	12/31/2008		2,254,332	1.26	to	1.34	4,469,839	0.98	0.55 to 1.60	(45.90)	to	(46.46)
	12/31/2007		2,856,028	2.32	to	2.50	10,391,888	0.85	0.55 to 1.60	15.67	to	14.47
	12/31/2006		3,284,496	2.01	to	2.18	10,477,120	0.53	0.55 to 1.60	36.41	to	35.01
	12/31/2005		3,020,336	1.47	to	1.62	7,784,038	1.02	0.55 to 1.60	20.86	to	19.62
Gartmore NVIT Developing Markets
	12/31/2009		5,038,471	1.99	to	2.55	12,567,912	1.18	0.55 to 1.60	61.34	to	59.67
	12/31/2008		4,791,630	1.24	to	1.60	7,805,885	0.70	0.55 to 1.60	(58.09)	to	(58.53)
	12/31/2007		3,736,723	2.95	to	3.85	15,701,070	0.45	0.55 to 1.60	42.72	to	41.24
	12/31/2006		3,900,278	2.06	to	2.73	12,091,797	0.58	0.55 to 1.60	33.84	to	32.46
	12/31/2005		2,484,701	1.54	to	2.06	7,061,128	0.52	0.55 to 1.60	30.80	to	29.45
WFAVT Small/MidCap Value
	12/31/2009		950,184	1.37	to	1.26	1,696,362	1.37	0.55 to 1.60	59.30	to	57.66
	12/31/2008		886,353	0.86	to	0.80	1,114,013	—	0.55 to 1.60	(44.85)	to	(45.43)
	12/31/2007		1,146,925	1.56	to	1.46	2,748,476	0.04	0.55 to 1.60	(1.24)	to	(2.27)
	12/31/2006		2,008,819	1.58	to	1.50	4,231,621	—	0.55 to 1.60	15.09	to	13.90
	12/31/2005		2,335,677	1.38	to	1.32	4,235,932	0.39	0.55 to 1.60	15.87	to	14.67
Columbia Small Company Growth
	12/31/2009		3,756,195	1.02	to	1.00	4,398,931	—	0.55 to 1.60	24.97	to	23.68
	12/31/2008		4,191,394	0.82	to	0.81	4,209,062	—	0.55 to 1.60	(41.15)	to	(41.76)
	12/31/2007		2,885,422	1.39	to	1.39	5,222,549	—	0.55 to 1.60	12.83	to	11.66
	12/31/2006		2,085,905	1.23	to	1.25	3,487,780	—	0.55 to 1.60	11.79	to	10.63
	12/31/2005		1,648,797	1.10	to	1.13	2,653,124	—	0.55 to 1.60	2.15	to	1.10
Credit Suisse-U.S. Equity Flex I
	12/31/2009		2,926,436	0.86	to	0.82	2,950,187	1.11	0.55 to 1.60	23.98	to	22.70
	12/31/2008		3,707,047	0.69	to	0.67	3,066,766	0.08	0.55 to 1.60	(34.96)	to	(35.63)
	12/31/2007		3,562,646	1.06	to	1.04	4,916,355	—	0.55 to 1.60	(1.38)	to	(2.40)
	12/31/2006		3,157,501	1.08	to	1.06	4,805,532	—	0.55 to 1.60	4.20	to	3.12
	12/31/2005		2,680,742	1.03	to	1.03	4,159,032	—	0.55 to 1.60	(3.21)	to	(4.21)
Credit Suisse-International Equity Flex III
	12/31/2009	(1)	1,825,624	1.01	to	1.01	1,843,752	—	0.55 to 1.60	1.00	to	0.94

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Asset Allocation - Growth VP
	12/31/2009	1,752,625	$1.19	to	$1.18	$2,139,303	2.65%	0.55% to 1.60%	29.11%	to	27.77%
	12/31/2008	1,817,665	0.92	to	0.92	1,716,247	3.04	0.55 to 1.60	(39.97)	to	(40.59)
	12/31/2007	1,790,041	1.54	to	1.55	2,855,658	2.25	0.55 to 1.60	7.16	to	6.05
	12/31/2006	1,789,487	1.44	to	1.46	2,667,349	1.09	0.55 to 1.60	14.99	to	13.80
	12/31/2005	932,419	1.25	to	1.29	1,224,778	0.46	0.55 to 1.60	11.63	to	10.48
Transamerica Asset Allocation - Conservative VP
	12/31/2009	2,772,518	1.27	to	1.31	3,809,751	2.27	0.55 to 1.60	24.54	to	23.25
	12/31/2008	2,607,090	1.02	to	1.06	2,820,236	2.61	0.55 to 1.60	(21.61)	to	(22.43)
	12/31/2007	2,942,941	1.30	to	1.37	4,111,067	3.53	0.55 to 1.60	5.80	to	4.70
	12/31/2006	1,994,307	1.23	to	1.31	2,647,908	3.43	0.55 to 1.60	8.85	to	7.73
	12/31/2005	1,810,252	1.13	to	1.21	2,233,339	2.85	0.55 to 1.60	4.61	to	3.53
Transamerica Asset Allocation - Moderate VP
	12/31/2009	1,733,056	1.29	to	1.31	2,321,773	4.36	0.55 to 1.60	25.71	to	24.41
	12/31/2008	2,286,816	1.02	to	1.05	2,489,911	3.41	0.55 to 1.60	(26.37)	to	(27.14)
	12/31/2007	2,698,871	1.39	to	1.44	4,010,728	2.84	0.55 to 1.60	7.36	to	6.25
	12/31/2006	3,128,231	1.29	to	1.36	4,330,353	2.65	0.55 to 1.60	10.87	to	9.73
	12/31/2005	1,970,199	1.17	to	1.24	2,456,836	2.16	0.55 to 1.60	6.86	to	5.76
Transamerica Asset Allocation - Moderate Growth VP
	12/31/2009	1,659,076	1.26	to	1.26	2,133,129	5.48	0.55 to 1.60	27.46	to	26.14
	12/31/2008	2,002,421	0.99	to	1.00	2,024,711	3.26	0.55 to 1.60	(33.13)	to	(33.83)
	12/31/2007	1,589,089	1.48	to	1.51	2,432,689	2.38	0.55 to 1.60	7.22	to	6.10
	12/31/2006	3,403,282	1.38	to	1.42	4,912,971	1.55	0.55 to 1.60	13.21	to	12.05
	12/31/2005	3,235,912	1.22	to	1.27	4,163,026	1.16	0.55 to 1.60	9.31	to	8.18
Transamerica MFS International Equity VP
	12/31/2009	1,709,496	1.42	to	1.32	2,417,720	3.04	0.55 to 1.60	31.96	to	30.59
	12/31/2008	1,612,402	1.08	to	1.01	1,724,787	4.93	0.55 to 1.60	(35.65)	to	(36.31)
	12/31/2007	1,658,858	1.67	to	1.59	2,754,017	0.97	0.55 to 1.60	8.55	to	7.42
	12/31/2006	1,648,505	1.54	to	1.48	2,521,715	1.34	0.55 to 1.60	22.40	to	21.14
	12/31/2005	1,194,318	1.26	to	1.22	1,497,509	0.79	0.55 to 1.60	12.25	to	11.09
Transamerica Clarion Global Real Estate Securities VP
	12/31/2009	1,334,877	1.54	to	1.96	3,154,460	—	0.55 to 1.60	32.69	to	31.32
	12/31/2008	1,745,366	1.16	to	1.49	3,035,305	6.98	0.55 to 1.60	(42.70)	to	(43.29)
	12/31/2007	2,290,998	2.02	to	2.64	7,630,790	7.60	0.55 to 1.60	(7.22)	to	(8.18)
	12/31/2006	1,492,128	2.18	to	2.87	6,775,259	1.37	0.55 to 1.60	41.50	to	40.04
	12/31/2005	1,588,015	1.54	to	2.05	5,359,789	1.60	0.55 to 1.60	12.85	to	11.69

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Science and Technology
	12/31/2009	3,173	$1.17	to	$1.49	$5,038	—%	0.55% to 1.60%	56.90%	to	55.28%
	12/31/2008	3,421	0.74	to	0.96	3,471	—	0.55 to 1.60	(48.88)	to	(49.41)
	12/31/2007	3,423	1.45	to	1.89	6,803	—	0.55 to 1.60	32.02	to	30.65
	12/31/2006	3,421	1.10	to	1.45	5,159	—	0.55 to 1.60	0.45	to	(0.58)
	12/31/2005	47,669	1.10	to	1.46	71,293	0.74	0.55 to 1.60	1.50	to	0.46
Transamerica Templeton Global
	12/31/2009	1,258,911	1.13	to	1.23	1,566,891	2.58	0.55 to 1.60	27.62	to	26.30
	12/31/2008	912,411	0.88	to	0.98	899,507	1.91	0.55 to 1.60	(43.98)	to	(44.56)
	12/31/2007	1,012,431	1.58	to	1.76	1,801,496	1.50	0.55 to 1.60	14.61	to	13.42
	12/31/2006	1,230,067	1.38	to	1.55	1,932,301	1.11	0.55 to 1.60	18.14	to	16.92
	12/31/2005	1,318,749	1.17	to	1.33	1,771,216	0.53	0.55 to 1.60	6.88	to	5.78
Transamerica JPMorgan Enhanced Index VP
	12/31/2009	2,611,939	1.08	to	0.90	5,065,460	2.07	0.55 to 1.60	28.88	to	27.55
	12/31/2008	2,657,967	0.84	to	0.71	4,149,960	5.51	0.55 to 1.60	(37.69)	to	(38.34)
	12/31/2007	3,709,109	1.35	to	1.15	8,767,679	1.19	0.55 to 1.60	3.96	to	2.88
	12/31/2006	4,074,240	1.30	to	1.12	9,577,850	1.12	0.55 to 1.60	14.68	to	13.50
	12/31/2005	4,332,001	1.13	to	0.98	9,782,862	1.34	0.55 to 1.60	2.89	to	1.83
Transamerica PIMCO Total Return VP
	12/31/2009	30,038,105	1.33	to	1.35	42,464,749	6.40	0.55 to 1.60	15.40	to	14.21
	12/31/2008	24,229,935	1.15	to	1.18	29,832,397	6.43	0.55 to 1.60	(3.33)	to	(4.33)
	12/31/2007	24,651,785	1.19	to	1.24	31,423,809	2.76	0.55 to 1.60	8.35	to	7.22
	12/31/2006	18,563,857	1.10	to	1.15	21,951,864	3.58	0.55 to 1.60	3.64	to	2.57
	12/31/2005	11,269,245	1.06	to	1.12	12,855,774	1.89	0.55 to 1.60	1.77	to	0.72
Transamerica Focus VP
	12/31/2009	139,342	1.06	to	0.96	142,740	2.55	0.55 to 1.60	27.21	to	25.90
	12/31/2008	176,406	0.83	to	0.76	141,282	2.11	0.55 to 1.60	(36.71)	to	(37.37)
	12/31/2007	185,247	1.31	to	1.22	235,340	1.27	0.55 to 1.60	0.48	to	(0.56)
	12/31/2006	234,618	1.31	to	1.23	298,763	1.02	0.55 to 1.60	17.91	to	16.69
	12/31/2005	315,641	1.11	to	1.05	342,998	0.64	0.55 to 1.60	3.51	to	2.44
Transamerica Equity VP
	12/31/2009	7,917,033	1.12	to	1.02	8,572,769	0.92	0.55 to 1.60	28.49	to	27.16
	12/31/2008	10,150,468	0.87	to	0.80	8,556,774	0.23	0.55 to 1.60	(46.30)	to	(46.86)
	12/31/2007	10,345,098	1.62	to	1.51	16,350,854	0.02	0.55 to 1.60	15.65	to	14.44
	12/31/2006	13,368,817	1.40	to	1.32	18,317,396	—	0.55 to 1.60	8.12	to	7.01
	12/31/2005	7,867,779	1.30	to	1.23	10,004,375	0.37	0.55 to 1.60	15.90	to	14.71

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Growth Opportunities VP
	12/31/2009		553,169	$1.27	to	$1.60	$887,869	0.31%	0.55% to 1.60%	36.11%	to	34.71%
	12/31/2008		679,223	0.93	to	1.19	819,940	3.35	0.55 to 1.60	(41.23)	to	(41.84)
	12/31/2007		825,579	1.59	to	2.04	1,727,615	0.04	0.55 to 1.60	22.41	to	21.14
	12/31/2006		881,148	1.30	to	1.68	1,525,008	0.23	0.55 to 1.60	4.53	to	3.45
	12/31/2005		867,900	1.24	to	1.63	1,450,597	—	0.55 to 1.60	15.59	to	14.40
Transamerica Value Balanced VP
	12/31/2009		1,987,295	1.19	to	1.18	2,469,776	4.54	0.55 to 1.60	22.74	to	21.48
	12/31/2008		1,655,174	0.97	to	0.97	1,678,980	4.12	0.55 to 1.60	(30.92)	to	(31.64)
	12/31/2007		1,808,406	1.41	to	1.42	2,665,698	2.39	0.55 to 1.60	6.13	to	5.03
	12/31/2006		2,026,619	1.33	to	1.35	2,815,934	1.89	0.55 to 1.60	14.64	to	13.46
	12/31/2005		2,511,503	1.16	to	1.19	3,052,547	2.81	0.55 to 1.60	6.01	to	4.92
Transamerica Van Kampen Active International Allocation VP
	12/31/2009		2,806,979	1.40	to	1.29	4,540,428	0.15	0.55 to 1.60	25.19	to	23.90
	12/31/2008		3,987,287	1.12	to	1.04	5,021,834	5.12	0.55 to 1.60	(39.17)	to	(39.80)
	12/31/2007		4,624,238	1.83	to	1.73	9,736,855	2.98	0.55 to 1.60	14.97	to	13.77
	12/31/2006		4,060,053	1.60	to	1.52	8,034,769	0.32	0.55 to 1.60	22.83	to	21.57
	12/31/2005		3,809,321	1.30	to	1.25	6,769,468	3.49	0.55 to 1.60	13.17	to	12.00
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2009		1,132,654	1.31	to	0.88	1,088,264	—	0.55 to 1.60	59.68	to	58.03
	12/31/2008		356,362	0.82	to	0.56	228,869	2.11	0.55 to 1.60	(46.58)	to	(47.14)
	12/31/2007		671,670	1.54	to	1.05	805,322	—	0.55 to 1.60	21.86	to	20.59
	12/31/2006		364,109	1.26	to	0.87	335,144	—	0.55 to 1.60	9.31	to	8.18
	12/31/2005		431,358	1.15	to	0.81	366,209	0.07	0.55 to 1.60	6.96	to	5.86
Transamerica T.Rowe Price Small Cap VP
	12/31/2009		2,984,808	0.91	to	0.88	2,690,906	—	0.55 to 1.60	37.95	to	36.52
	12/31/2008		2,071,858	0.66	to	0.64	1,349,806	1.90	0.55 to 1.60	(36.60)	to	(37.26)
	12/31/2007		395,857	1.04	to	1.02	411,080	—	0.55 to 1.60	9.01	to	7.87
	12/31/2006	(1)	185,537	0.95	to	0.95	176,576	—	0.55 to 1.60	(4.54)	to	(5.20)
Transamerica Index 50 VP
	12/31/2009		42,839	0.96	to	0.94	40,989	0.24	0.55 to 1.60	15.98	to	14.78
	12/31/2008	(1)	—	0.82	to	0.82	—	—	0.55 to 1.60	(17.50)	to	(18.08)
Transamerica Index 75 VP
	12/31/2009		10,731	0.90	to	0.88	9,605	—	0.55 to 1.60	23.00	to	21.73
	12/31/2008	(1)	2,704,739	0.73	to	0.72	1,967,763	—	0.55 to 1.60	(27.17)	to	(27.67)

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Small/Mid Cap Value
	12/31/2009		1,522,432	$0.84	to	$1.72	$3,028,514	3.68%	0.55% to 1.60%	42.43%	to	40.96%
	12/31/2008	(1)	726,968	0.59	to	1.22	1,536,984	5.70	0.55 to 1.60	(40.92)	to	(41.80)
	12/31/2007		515,422	2.23	to	2.09	2,799,300	0.91	0.55 to 1.60	23.99	to	22.77
	12/31/2006		741,686	1.80	to	1.70	2,990,749	0.84	0.55 to 1.60	17.35	to	16.20
	12/31/2005		955,177	1.53	to	1.47	3,400,187	0.41	0.55 to 1.60	12.89	to	11.78
Transamerica Efficient Markets VP
	12/31/2009		323,679	1.22	to	1.21	394,563	—	0.55 to 1.60	17.51	to	16.29
	12/31/2008	(1)	—	1.04	to	1.04	—	—	0.55 to 1.60	3.82	to	3.67
Transamerica BlackRock Large Cap Value VP IC
	12/31/2009	(1)	1,214,437	1.00	to	1.00	1,218,056	—	0.55 to 1.60	0.34	to	0.22
AllianceBernstein Growth
	12/31/2009		111,877	1.00	to	0.84	99,120	—	0.55 to 1.60	32.14	to	30.78
	12/31/2008		322,977	0.76	to	0.64	219,354	—	0.55 to 1.60	(42.91)	to	(43.51)
	12/31/2007		372,481	1.32	to	1.14	445,540	—	0.55 to 1.60	12.04	to	10.88
	12/31/2006		550,918	1.18	to	1.03	589,021	—	0.55 to 1.60	(1.78)	to	(2.79)
	12/31/2005		705,147	1.20	to	1.06	770,578	—	0.55 to 1.60	11.03	to	9.88
AllianceBernstein Global Thematic Growth
	12/31/2009		50,397	1.17	to	0.77	39,808	—	0.55 to 1.60	52.30	to	50.73
	12/31/2008		70,106	0.77	to	0.51	36,347	—	0.55 to 1.60	(47.75)	to	(48.30)
	12/31/2007		71,422	1.46	to	0.98	71,425	—	0.55 to 1.60	19.24	to	18.00
	12/31/2006		73,067	1.23	to	0.83	61,755	—	0.55 to 1.60	7.79	to	6.68
	12/31/2005		128,556	1.14	to	0.78	102,422	—	0.55 to 1.60	3.08	to	2.02
AllianceBernstein Large Cap Growth
	12/31/2009		44,055	1.14	to	0.81	38,268	—	0.55 to 1.60	36.35	to	34.95
	12/31/2008		80,229	0.83	to	0.60	51,372	—	0.55 to 1.60	(40.15)	to	(40.77)
	12/31/2007		103,107	1.39	to	1.02	110,787	—	0.55 to 1.60	12.99	to	11.82
	12/31/2006		153,374	1.23	to	0.91	145,266	—	0.55 to 1.60	(1.18)	to	(2.20)
	12/31/2005		300,554	1.25	to	0.93	289,227	—	0.55 to 1.60	14.22	to	13.04
Dreyfus Socially Responsible Growth Fund
	12/31/2009		379,491	1.08	to	0.79	1,925,880	0.95	0.55 to 1.60	32.71	to	31.34
	12/31/2008		538,940	0.82	to	0.60	1,663,624	0.68	0.55 to 1.60	(34.94)	to	(35.62)
	12/31/2007		591,675	1.25	to	0.94	2,826,714	0.48	0.55 to 1.60	6.90	to	5.79
	12/31/2006		657,936	1.17	to	0.89	2,840,769	—	0.55 to 1.60	8.36	to	7.25
	12/31/2005		799,724	1.08	to	0.83	3,106,475	—	0.55 to 1.60	2.79	to	1.73

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF—Appreciation
	12/31/2009	169,840	$1.11	to	$0.98	$180,945	2.52%	0.55% to 1.60%	21.56%	to	20.30%
	12/31/2008	253,287	0.91	to	0.82	220,711	1.87	0.55 to 1.60	(30.11)	to	(30.83)
	12/31/2007	337,688	1.30	to	1.18	421,327	1.49	0.55 to 1.60	6.26	to	5.16
	12/31/2006	521,947	1.23	to	1.12	612,679	1.53	0.55 to 1.60	15.57	to	14.38
	12/31/2005	681,362	1.06	to	0.98	691,157	—	0.55 to 1.60	3.55	to	2.48
Seligman Global Technology
	12/31/2009	52,436	1.46	to	1.09	60,931	—	0.55 to 1.60	61.25	to	59.58
	12/31/2008	84,593	0.91	to	0.68	64,737	—	0.55 to 1.60	(40.71)	to	(41.33)
	12/31/2007	100,284	1.53	to	1.16	128,716	—	0.55 to 1.60	14.65	to	13.46
	12/31/2006	146,168	1.33	to	1.02	161,610	—	0.55 to 1.60	17.05	to	15.85
	12/31/2005	158,699	1.14	to	0.88	148,964	—	0.55 to 1.60	7.36	to	6.25
Seligman Communications and Information
	12/31/2009	93,900	1.63	to	1.35	136,623	—	0.55 to 1.60	58.51	to	56.87
	12/31/2008	121,892	1.03	to	0.86	114,314	—	0.55 to 1.60	(36.73)	to	(37.39)
	12/31/2007	132,466	1.63	to	1.38	196,580	—	0.55 to 1.60	14.48	to	13.29
	12/31/2006	169,240	1.42	to	1.22	217,696	—	0.55 to 1.60	21.35	to	20.10
	12/31/2005	215,607	1.17	to	1.01	227,357	—	0.55 to 1.60	6.94	to	5.84
Seligman Capital
	12/31/2009	105,748	1.08	to	0.88	100,105	—	0.55 to 1.60	47.64	to	46.11
	12/31/2008	137,606	0.73	to	0.60	87,877	—	0.55 to 1.60	(48.37)	to	(48.91)
	12/31/2007	167,345	1.42	to	1.18	209,414	—	0.55 to 1.60	15.61	to	14.41
	12/31/2006	192,255	1.23	to	1.03	208,764	—	0.55 to 1.60	5.23	to	4.14
	12/31/2005	219,612	1.17	to	0.99	224,498	—	0.55 to 1.60	11.59	to	10.44
Vanguard Equity Index
	12/31/2009	51,923,009	1.08	to	1.05	57,450,258	2.60	0.55 to 1.60	25.75	to	24.45
	12/31/2008	50,951,544	0.86	to	0.85	44,839,116	2.07	0.55 to 1.60	(37.28)	to	(37.93)
	12/31/2007	43,809,023	1.37	to	1.36	61,661,337	1.35	0.55 to 1.60	4.80	to	3.71
	12/31/2006	31,725,899	1.31	to	1.31	42,862,060	1.52	0.55 to 1.60	15.08	to	13.89
	12/31/2005	25,179,302	1.14	to	1.15	29,739,081	1.68	0.55 to 1.60	4.22	to	3.15
Vanguard Mid-Cap Index
	12/31/2009	8,319,603	1.29	to	1.28	11,112,916	1.84	0.55 to 1.60	39.60	to	38.16
	12/31/2008	10,743,679	0.93	to	0.93	10,286,212	1.64	0.55 to 1.60	(42.14)	to	(42.74)
	12/31/2007	9,989,007	1.60	to	1.62	16,620,484	1.07	0.55 to 1.60	5.56	to	4.46
	12/31/2006	7,596,224	1.52	to	1.55	12,088,801	1.01	0.55 to 1.60	13.13	to	11.97
	12/31/2005	7,078,130	1.34	to	1.39	9,990,166	0.86	0.55 to 1.60	13.35	to	12.19

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard REIT Index
	12/31/2009		11,990,993	$1.33	to	$1.51	$18,046,659	4.77%	0.55% to 1.60%	28.44%	to	27.11%
	12/31/2008		11,036,676	1.04	to	1.19	12,896,659	3.23	0.55 to 1.60	(37.59)	to	(38.24)
	12/31/2007		9,382,335	1.66	to	1.92	17,804,485	1.84	0.55 to 1.60	(17.06)	to	(17.92)
	12/31/2006		8,397,381	2.00	to	2.34	19,736,698	1.94	0.55 to 1.60	34.19	to	32.81
	12/31/2005		7,088,319	1.49	to	1.76	12,574,639	2.93	0.55 to 1.60	11.23	to	10.08
Vanguard Short-Term Investment Grade
	12/31/2009		26,813,592	1.23	to	1.23	34,224,988	4.22	0.55 to 1.60	13.24	to	12.07
	12/31/2008		24,262,110	1.09	to	1.10	27,461,299	4.43	0.55 to 1.60	(3.98)	to	(4.98)
	12/31/2007		26,757,301	1.13	to	1.15	31,548,771	4.14	0.55 to 1.60	5.45	to	4.35
	12/31/2006		22,243,547	1.07	to	1.11	25,012,531	3.17	0.55 to 1.60	4.34	to	3.27
	12/31/2005		16,647,765	1.03	to	1.07	18,119,599	2.89	0.55 to 1.60	1.69	to	0.64
Vanguard Total Bond Market Index
	12/31/2009		30,460,409	1.29	to	1.30	41,003,883	4.15	0.55 to 1.60	5.36	to	4.27
	12/31/2008		25,556,446	1.22	to	1.25	32,528,476	4.12	0.55 to 1.60	4.65	to	3.57
	12/31/2007		22,597,437	1.17	to	1.21	27,554,773	3.45	0.55 to 1.60	6.40	to	5.29
	12/31/2006		15,631,626	1.10	to	1.15	18,113,040	3.29	0.55 to 1.60	3.74	to	2.67
	12/31/2005		9,441,466	1.06	to	1.12	10,696,184	3.42	0.55 to 1.60	1.84	to	0.79
Fidelity-VIP Mid Cap
	12/31/2009		1,066,610	1.56	to	1.47	1,652,382	0.68	0.55 to 1.60	39.32	to	37.88
	12/31/2008		1,338,174	1.12	to	1.06	1,488,241	0.43	0.55 to 1.60	(39.78)	to	(40.40)
	12/31/2007		1,573,863	1.86	to	1.79	2,902,210	0.93	0.55 to 1.60	14.99	to	13.80
	12/31/2006		2,098,855	1.61	to	1.57	3,356,129	0.29	0.55 to 1.60	12.08	to	10.93
	12/31/2005		1,731,859	1.44	to	1.41	2,473,328	—	0.55 to 1.60	17.66	to	16.45
Fidelity-VIP Value Strategies
	12/31/2009		2,071,098	1.06	to	1.00	2,173,115	0.79	0.55 to 1.60	56.72	to	55.10
	12/31/2008		786,955	0.68	to	0.65	526,406	0.48	0.55 to 1.60	(51.43)	to	(51.94)
	12/31/2007		1,516,968	1.40	to	1.35	2,084,287	1.03	0.55 to 1.60	5.14	to	4.05
	12/31/2006		1,024,469	1.33	to	1.29	1,338,970	0.59	0.55 to 1.60	15.70	to	14.51
	12/31/2005		1,020,636	1.15	to	1.13	1,159,517	—	0.55 to 1.60	2.10	to	1.05
Fidelity-VIP Contrafund
	12/31/2009		10,704,117	0.94	to	0.90	9,974,867	1.51	0.55 to 1.60	34.97	to	33.57
	12/31/2008		9,840,232	0.69	to	0.67	6,801,189	1.13	0.55 to 1.60	(42.83)	to	(43.42)
	12/31/2007		7,906,882	1.21	to	1.19	9,569,221	1.61	0.55 to 1.60	16.95	to	15.73
	12/31/2006	(1)	1,518,377	1.04	to	1.03	1,571,692	1.99	0.55 to 1.60	3.66	to	2.95

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard-International Portfolio
	12/31/2009		8,449,446	$0.84	to	$0.82	$7,091,614	3.33%	0.55% to 1.60%	42.00%	to	40.54%
	12/31/2008		6,021,526	0.59	to	0.58	3,561,559	1.17	0.55 to 1.60	(45.22)	to	(45.79)
	12/31/2007	(1)	1,326,076	1.08	to	1.07	1,433,895	—	0.55 to 1.60	8.16	to	7.42
Fidelity - VIP Money Market
	12/31/2009		253,773	15.98	to	14.61	3,958,269	0.73	0.80 to 1.40	(0.08)	to	(0.67)
	12/31/2008		267,409	16.00	to	14.71	4,179,566	3.01	0.80 to 1.40	7.74	to	0.72
	12/31/2007		298,009	15.65	to	14.60	4,575,685	5.15	0.80 to 1.40	4.35	to	3.73
	12/31/2006		239,897	14.99	to	14.08	3,476,815	4.78	0.80 to 1.40	4.05	to	3.44
	12/31/2005		234,372	14.41	to	13.61	3,273,666	2.92	0.80 to 1.40	2.22	to	1.62
Fidelity - VIP Equity-Income
	12/31/2009		81,612	24.59	to	22.12	1,806,558	2.30	0.80 to 1.40	29.18	to	28.41
	12/31/2008		88,871	19.03	to	17.22	1,532,034	2.34	0.80 to 1.40	(43.11)	to	(43.45)
	12/31/2007		104,142	33.46	to	30.46	3,174,605	1.67	0.80 to 1.40	0.72	to	0.12
	12/31/2006		127,430	33.22	to	30.42	3,893,035	3.27	0.80 to 1.40	19.24	to	18.54
	12/31/2005		137,374	27.86	to	25.66	3,530,739	1.88	0.80 to 1.40	5.03	to	4.41
Fidelity - VIP Growth
	12/31/2009		81,894	23.82	to	20.74	1,708,836	0.45	0.80 to 1.40	27.27	to	26.52
	12/31/2008		93,998	18.72	to	16.39	1,549,337	0.76	0.80 to 1.40	(47.59)	to	(47.90)
	12/31/2007		114,231	35.71	to	31.46	3,610,398	0.85	0.80 to 1.40	25.95	to	25.20
	12/31/2006		132,789	28.35	to	25.13	3,355,482	0.42	0.80 to 1.40	6.00	to	5.38
	12/31/2005		170,024	26.75	to	23.85	4,074,582	0.57	0.80 to 1.40	4.96	to	4.34
Fidelity - VIP Asset Manager
	12/31/2009		45,845	22.34	to	20.00	927,811	2.42	0.80 to 1.40	28.09	to	27.33
	12/31/2008		48,836	17.32	to	15.71	775,536	2.52	0.80 to 1.40	(29.29)	to	(30.87)
	12/31/2007		54,755	24.66	to	22.35	1,235,339	5.92	0.80 to 1.40	14.58	to	13.90
	12/31/2006		73,774	21.52	to	19.62	1,469,124	2.92	0.80 to 1.40	6.47	to	5.84
	12/31/2005		94,827	20.21	to	18.54	1,780,193	3.20	0.80 to 1.40	3.22	to	2.61
Dreyfus VIF - Growth and Income
	12/31/2009		57,191	23.09	to	20.48	1,197,061	1.33	0.80 to 1.40	27.76	to	27.01
	12/31/2008		64,408	18.07	to	16.13	1,058,033	0.64	0.80 to 1.40	(40.89)	to	(41.24)
	12/31/2007		73,839	30.57	to	27.44	2,057,505	0.75	0.80 to 1.40	7.58	to	6.94
	12/31/2006		88,059	28.42	to	25.66	2,287,962	0.78	0.80 to 1.40	13.61	to	12.94
	12/31/2005		115,319	25.01	to	22.72	2,656,764	1.32	0.80 to 1.40	2.53	to	1.93

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Dreyfus VIF - Quality Bond
	12/31/2009	28,155	$21.89	to	$19.51	$551,062	4.75%	0.80% to 1.40%	14.05%	to	13.37%
	12/31/2008	30,955	19.19	to	17.21	535,143	4.95	0.80 to 1.40	(4.94)	to	(5.51)
	12/31/2007	37,051	20.19	to	18.21	678,903	4.86	0.80 to 1.40	2.72	to	2.10
	12/31/2006	59,604	19.66	to	17.83	1,067,341	4.60	0.80 to 1.40	3.41	to	2.80
	12/31/2005	76,587	19.01	to	17.35	1,332,652	3.53	0.80 to 1.40	1.67	to	1.07
T. Rowe Price Equity Income
	12/31/2009	68,782	30.68	to	27.49	1,892,521	2.00	0.80 to 1.40	24.60	to	23.87
	12/31/2008	78,419	24.62	to	22.19	1,741,472	2.30	0.80 to 1.40	(36.62)	to	(37.00)
	12/31/2007	87,554	38.85	to	35.22	3,089,079	1.67	0.80 to 1.40	2.44	to	1.83
	12/31/2006	116,224	37.92	to	34.59	4,044,661	1.56	0.80 to 1.40	18.03	to	17.33
	12/31/2005	127,988	32.13	to	29.48	3,782,141	1.53	0.80 to 1.40	3.10	to	2.49
T. Rowe Price New America Growth
	12/31/2009	51,600	25.56	to	23.79	1,230,500	—	0.80 to 1.40	48.58	to	47.70
	12/31/2008	57,570	17.20	to	16.10	928,977	—	0.80 to 1.40	(38.73)	to	(39.10)
	12/31/2007	69,908	28.08	to	26.44	1,851,257	—	0.80 to 1.40	12.87	to	12.20
	12/31/2006	76,761	24.87	to	23.57	1,811,155	0.05	0.80 to 1.40	6.48	to	5.85
	12/31/2005	90,630	23.36	to	22.27	2,019,503	—	0.80 to 1.40	3.65	to	3.03
T. Rowe Price International Stock
	12/31/2009	71,779	16.50	to	14.85	1,069,143	2.67	0.80 to 1.40	51.18	to	50.28
	12/31/2008	78,706	10.91	to	9.88	779,713	1.78	0.80 to 1.40	(49.11)	to	(49.41)
	12/31/2007	97,922	21.45	to	19.53	1,918,236	1.32	0.80 to 1.40	12.13	to	11.46
	12/31/2006	118,454	19.13	to	17.52	2,092,378	1.10	0.80 to 1.40	18.15	to	17.45
	12/31/2005	146,582	16.19	to	14.92	2,199,677	1.55	0.80 to 1.40	15.12	to	14.44
OpCap Managed
	12/31/2009	43,475	26.18	to	23.58	1,041,365	2.45	0.80 to 1.40	23.71	to	22.98
	12/31/2008	47,950	21.16	to	19.17	931,953	3.14	0.80 to 1.40	(30.25)	to	(30.67)
	12/31/2007	54,790	30.34	to	27.65	1,532,164	2.15	0.80 to 1.40	2.12	to	1.52
	12/31/2006	70,005	29.71	to	27.23	1,922,400	1.78	0.80 to 1.40	8.78	to	8.14
	12/31/2005	95,165	27.31	to	25.18	2,414,438	1.31	0.80 to 1.40	4.45	to	3.83
NACM Small Cap
	12/31/2009	34,610	23.50	to	21.35	742,621	0.05	0.80 to 1.40	14.66	to	13.98
	12/31/2008	39,799	20.50	to	18.73	748,554	—	0.80 to 1.40	(42.10)	to	(42.44)
	12/31/2007	51,628	35.40	to	32.55	1,685,253	—	0.80 to 1.40	(0.23)	to	(0.82)
	12/31/2006	69,228	35.48	to	32.82	2,290,101	—	0.80 to 1.40	23.10	to	22.38
	12/31/2005	91,835	28.82	to	26.82	2,484,455	—	0.80 to 1.40	(0.74)	to	(1.32)

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
WFAVT Discovery Fund
	12/31/2009		102	$28.11	to	$25.67	$2,608	—%	0.80% to 1.40%	39.19%	to	38.37%
	12/31/2008		102	20.20	to	18.55	1,900	—	0.80 to 1.40	(44.80)	to	(45.13)
	12/31/2007		103	36.59	to	33.81	3,489	—	0.80 to 1.40	21.35	to	20.63
	12/31/2006		1,522	30.15	to	28.03	42,661	—	0.80 to 1.40	13.74	to	13.07
	12/31/2005		3,046	26.51	to	24.79	78,139	—	0.80 to 1.40	7.42	to	6.78
Ameritas Money Market
	12/31/2009		3,565,036	1.12	to	1.09	3,973,529	0.89	0.80 to 1.40	0.10	to	(0.50)
	12/31/2008		3,944,035	1.12	to	1.10	4,401,352	2.99	0.80 to 1.40	2.18	to	1.58
	12/31/2007		3,821,877	1.10	to	1.08	4,180,639	4.90	0.80 to 1.40	4.21	to	3.59
	12/31/2006		4,159,655	1.05	to	1.04	4,371,350	4.72	0.80 to 1.40	3.96	to	3.34
	12/31/2005	(1)	3,881,127	1.01	to	1.01	3,926,921	1.91	0.80 to 1.40	1.23	to	0.97
Calvert Social Balanced
	12/31/2009		183,627	22.47	to	20.32	3,845,968	2.12	0.80 to 1.40	24.30	to	23.56
	12/31/2008		204,821	18.07	to	16.45	3,463,086	2.27	0.80 to 1.40	(31.87)	to	(32.28)
	12/31/2007		249,413	26.53	to	24.29	6,219,046	2.35	0.80 to 1.40	1.94	to	1.33
	12/31/2006		265,441	26.03	to	23.97	6,523,090	2.24	0.80 to 1.40	7.91	to	7.27
	12/31/2005		304,427	24.12	to	22.34	6,963,256	1.71	0.80 to 1.40	4.81	to	4.20
Calvert Social Mid-Cap Growth
	12/31/2009		190,810	23.82	to	21.56	4,274,238	—	0.80 to 1.40	30.97	to	30.19
	12/31/2008		230,107	18.18	to	16.56	3,941,438	—	0.80 to 1.40	(37.69)	to	(38.06)
	12/31/2007		248,947	29.19	to	26.73	6,862,138	—	0.80 to 1.40	9.28	to	8.63
	12/31/2006		223,036	26.71	to	24.61	5,655,185	—	0.80 to 1.40	6.03	to	5.40
	12/31/2005		268,097	25.19	to	23.35	6,418,554	—	0.80 to 1.40	(0.38)	to	(0.97)
Calvert Social International Equity
	12/31/2009		168,121	18.62	to	16.79	2,943,171	0.62	0.80 to 1.40	20.68	to	19.97
	12/31/2008		197,780	15.43	to	13.99	2,870,613	2.03	0.80 to 1.40	(47.41)	to	(47.72)
	12/31/2007		219,531	29.34	to	26.77	6,087,733	1.05	0.80 to 1.40	1.75	to	1.15
	12/31/2006		232,930	28.84	to	26.46	6,371,073	0.54	0.80 to 1.40	26.52	to	25.77
	12/31/2005		269,125	22.79	to	21.04	5,827,010	0.34	0.80 to 1.40	9.07	to	8.43

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .60% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

5. Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for MLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 0.40% to 1.45% (depending on the death benefit selected) is assessed.

An administrative charge equal to 0.15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by MLIC. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of MLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of MLIC for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from MLIC. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to MLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Monumental Life Insurance Company

Separate Account VACC

Notes to Financial Statements—(Continued)

December 31, 2009

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated br observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of National Home Life Assurance Company (“National Home”) authorizing establishment of the Separate Account. Note 20

	(2)		Not Applicable.

	(3)	(a)	Principal Underwriting Agreement by and between Monumental Life Insurance Company on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 1
		(a)(1)	Amendment No. 1 to Principal Underwriting Agreement. Note 1
		(a)(2)	Amendment No. 2 to Principal Underwriting Agreement. Note 1
		(a)(3)	Amendment No. 3 to Principal Underwriting Agreement. Note 21
		(b)	Form of Broker/Dealer Supervision and Sales Agreement. Note 2
		(b)(1)	Form of Life Insurance Company Product Sales Agreement. Note 21
		(b)(2)	Form of Life Insurance Company Product Sales Agreement Note 23

	(4)	(a)	Form of variable annuity contract (Dimensional). Note 20
		(b)	Form of variable annuity contract (Advisor’s Edge Select) Note 3
		(c)	Form of variable annuity policy (Advisor’s Edge) Note 4
		(d)	Form of variable annuity policy (Advisor’s Edge Select) Note 4
		(e)	Form of Policy Rider (Guaranteed Minimum Income Benefit) Note 5
		(f)	Form of Policy Rider (Additional Death Benefit) Note 5
		(g)	Form of Policy Rider (Additional Death Benefit) Note 5
		(j)	Form of Policy Rider (Life with Emergency Cash) Note 5
		(i)	Form of Policy Rider (Initial Payment Guarantee) Note 5
		(j)	Form of Policy Rider (Additional Death Distribution II) Note 6
		(k)	Form of Policy Rider (Additional Death Benefit RTP 18 0103). Note 6
		(l)	Form of Policy Rider (Architect) Note 21

	(5)	(a)	Form of Application for Dimensional. Note 20

	(6)	(a)	Restated Articles of Incorporation and Articles of Redomestication of Monumental Life Insurance Company. Note 1
		(b)	Amended and Restated By Laws of Monumental Life Insurance Company. Note 1

	(7)		Not Applicable.

	(8)	(a)	Participation Agreement Among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities Inc. and National Home Life Assurance Company dated as of June 29, 1994. Note 20
		(a)(1)	Amended and Restated Participation Agreement (DFA). Note 22
		(a)(2)	Assumption Agreement to Participation Agreement (DFA). Note 22
		(b)	Participation Agreement Among Insurance Management Series, Federated Advisors, Federated Securities Corp. and National Home Life Assurance Company dated as of May 17, 1994. Note 20
		(c)	Participation Agreement Among Insurance Investment Products Trust, SEI Financial Services Company and National Home Life Assurance Company dated as of January 1, 1995. Note 7
		(d)	Participation Agreement Among Wanger Advisors Trust and National Home Life Assurance Company dated as of May 19, 1995. Note 7
		(e)	Participation Agreement Among Tomorrow Funds Retirement Trust, Weiss, Peck & Greer, L.L.C. and Providian Life and Health Insurance Company dated as of September 11, 1995. Note 7
		(f)	Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of April 27, 2000. Note 8

	(g)	Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(h)	Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(i)	Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995. Note 9
	(j)	Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997. Note 9
	(k)	Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997. Note 9
	(l)	Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991. Note 10
	(m)	Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 11
	(m)(1)	Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc. Note 4
	(m)(2)	Amendment No. 31 to Participation Agreement (ATSF). Note 12
	(m)(3)	Amendment No. 32 to Participation Agreement (ATSF). Note 13
	(m)(4)	Amendment No. 36 to Participation Agreement (TST) Note 24
(8)	(m)(5)	Amendment No. 38 to Participation Agreement. Note 26.
(8)	(m)(6)	Amendment No. 42 to Participation Agreement (TST). Note 27
	(n)	Participation Agreement (Alliance Bernstein) Note 26
	(n)(1)	Amendment to Participation Agreement Note 26
	(o)	Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997. Note 15
	(o)(1)	Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000. Note 16
	(p)	Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999. Note 17
	(p)(1)	Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management , LLC, and PFL Life Insurance Company dated July 28, 2000. Note 16
	(q)	Fund Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company. Note 18
(8)	(r)	Participation Agreement by and between Variable Insurance Products Fund and Peoples Benefit Life Insurance Company. Note 13
(8)	(r)(1)	Second Amendment to Participation Agreement (Fidelity). Note 18
(8)	(r)(2)	Fourth Amendment to Participation Agreement (Fidelity). Note 24
(8)	(s)	Participation Agreement (Wells Fargo). Note 18
(8)	(t)	Participation Agreement (Vanguard). Note 18
(9)	(a)	Opinion and Consent of Counsel. Note 27
(9)	(b)	Consent of Counsel. Note 27

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 27
(10)	(b)	Opinion and Consent of Actuary. Note 19

(11)		Not applicable.

(12)		Not applicable.

(13) Performance Data Calculations. Note 19

(14) Powers of Attorney. (Ralph L. Arnold, Darryl D. Button, Craig D. Vermie, Arthur C. Schneider, Robert J. Kontz, Brenda K. Clancy, Marilyn Carp, Henry G. Hagan, Larry N. Norman, James A. Beardsworth, Eric J. Martin) Note 20
(M. Craig Fowler) Note 21 (Mark W. Mullin) Note 25.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-138040) filed on April 27, 2007.

Note 2.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-138040) filed on October 17, 2006.

Note 3	Incorporated herein by reference to the Post-Effective Amendment No. 9 to N-4 Registration Statement (File No. 33-80958), filed June 3, 1998.

Note 4	Incorporated herein by reference to the Post-Effective Amendment No. 12 to N-4 Registration Statement (File No. 33-80958) filed September 5, 2000.

Note 5	Incorporated herein by reference to the Post-Effective Amendment No. 18 to N-4 Registration Statement (File No. 33-80958) filed May 1, 2002.

Note 6	Incorporated herein by reference to the Post-Effective Amendment No. 19 to N-4 Registration Statement (File No. 33-80958) filed on May 1, 2003.

Note 7	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 33-80958) filed on November 20, 1995

Note 8	Incorporated herein by reference to the Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1996.

Note 9	Incorporated herein by reference to the Post-Effective Amendment No. 7 to N-4 Registration Statement (File No.33-80958) filed on April 30, 1997.

Note 10	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 33-80958) filed on April 30, 1998.

Note 11	Incorporated herein by reference to the Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-26209) filed on April 29, 1998.

Note 12	Incorporated herein by reference to the Post-Effective Amendment No. 8 to N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.

Note 13	Incorporated herein by reference to the Post-Effective Amendment No. 24 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2005.

Note 14	Incorporated herein by reference to the Post-Effective Amendment No. 3 to N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.

Note 15	Incorporated herein by reference to the Initial Registration Statement on Form N-4 (File No. 333-26209) filed on April 30, 1997.

Note 16	Incorporated herein by reference to the Post-Effective Amendment No. 14 to N-4 Registration Statement (File No. 33-80958) filed on December 1, 2000.

Note 17	Incorporated herein by reference to the Post-Effective Amendment No. 2 to N-4 Registration Statement (File No. 33-56908) filed on April 27, 2000.

Note 18	Incorporated herein by reference to the Post-Effective Amendment No. 26 to N-4 Registration Statement (File No. 33-80958) filed on April 27, 2007.

Note 19	Incorporated herein by reference to the Post-Effective Amendment No. 25 to N-4 Registration Statement (File No. 33-80958) filed on April 26, 2006.

Note 20	Filed with the Initial Filing on N-4 Registration Statement (File No. 333 -146323) filed on September 26, 2007.

Note 21	Filed with Post-Effective Amendment No. 1 to N-4 Registration Statement (File No. 333-146323) filed on October 11, 2007.

Note 22	Filed with Post-Effective Amendment No. 3 to N-4 Registration Statement (File 333-146323) filed on December 21, 2007

Note 23	Incorporated herein by reference to Post Effective Amendment No. 6 to Form N-4 registration statement (File No. 333-125 817) filed on February 15, 2008.

Note 24	Filed with Post-Effective Amendment No. 4 to N-4 Registration Statement (File No. 333-146323) filed on April 29, 2008.

Note 25	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-146328) filed on January 29, 2009.

Note 26	Filed with Post-Effective Amendment No. 5 to N-4 Registration Statement (File No. 333-146323) filed on April 29, 2009

Note 27	Filed herewith

Item 25.	Directors and Officers of the Depositor (Monumental Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor
Henry G. Hagan 2 East Chase Street Baltimore, Maryland 21202	Director, Chairman of the Board, President and Chief Executive Officer

Darryl D. Button 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Financial Officer

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, General Counsel and Assistant Secretary

Ralph L. Arnold 2 East Chase Street Baltimore, Maryland 21202	Director, Senior Vice President and Chief Operations Officer

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Operating Officer

Marilyn Carp 520 Park Avenue Baltimore, Maryland 21201-4500	Director and Executive Vice President

Robert J. Kontz 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Eric J. Martin 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Mark W. Mullin 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director and Executive Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2010, there were 4,957 Contract owners of Advisor’s Edge Variable Annuity; and 1,213 Contract owners of Advisor’s Edge Select.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$ 1,518,555	0	0	0

(1)	Fiscal Year 2009

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Monumental Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Monumental Life Insurance Company at the address or phone number listed in the Prospectus.

(d)	Monumental Life Insurance Company hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Monumental Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Monumental Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2010.

SEPARATE ACCOUNT VA CC

MONUMENTAL LIFE INSURANCE COMPANY
Depositor

*
Henry G. Hagan
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Henry G. Hagan	Director, Chairman of the Board, President and Chief Executive Officer	__________, 2010

* Brenda K. Clancy	Director and Executive Vice President And Chief Operating Officer	__________, 2010

* Mark W. Mullin	Director and Executive Vice President	__________, 2010

* Arthur C. Schneider	Director, Senior Vice President and Chief Tax Officer	__________, 2010

* Marilyn Carp	Director and Executive Vice President	__________, 2010

* Craig D. Vermie	Director, Assistant Secretary, Senior Vice President and General Counsel	__________, 2010

* Robert J. Kontz	Director and Vice President	__________, 2010

	* Darryl D. Button	Director, Chief Financial Officer and Executive Vice President	__________, 2010

	* Eric J. Martin	Vice President and Corporate Controller	__________, 2010

	* Ralph L. Arnold	Director, Senior Vice President and Chief Operations Officer	__________, 2010

*By:	/s/ DARIN D. SMITH Darin D. Smith	Vice President and Assistant Secretary	April 27, 2010

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith

Registration No. 333 - 146323

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA CC

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

(8)(m)(6)	Amendment No. 42 to Participation Agreement (TST)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.